Payden Limited Maturity Fund

Schedule of Investments - July 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (22%)
3,900,000	Ally Auto Receivables Trust 2019-1, 2.85%, 3/15/22	$3,913
1,653,071	AmeriCredit Automobile Receivables Trust 2016-2, 2.21%, 5/10/21	1,653
1,000,000	Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 3.48%, 5/15/37 (a)(b)	1,003
3,060,000	Ascentium Equipment Receivables 2019-1 144A, 2.84%, 6/10/22 (b)	3,074
2,240,000	Bank of The West Auto Trust 2019-1 144A, 2.43%, 4/15/24 (b)	2,242
1,800,000	Bank of The West Auto Trust 2019-1 144A, 2.51%, 10/15/24 (b)	1,809
5,995,215	Barings BDC Static CLO Ltd. 2019-1 144A, (3 mo. LIBOR USD + 1.020%), 3.32%, 4/15/27 (a)(b)	5,973
3,300,000	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%), 3.08%, 1/20/28 (a)(b)	3,290
3,209,936	BMW Canada Auto Trust 144A, 2.15%, 10/20/21 CAD (b)(c)	2,432
3,760,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 3.63%, 9/15/35 (a)(b)	3,770
117,583	CarMax Auto Owner Trust 2016-1, 1.61%, 11/16/20	117
6,411,658	CNH Capital Canada Receivables Trust 144A, 2.10%, 2/15/22 CAD (b)(c)	4,859
646,625	CNH Equipment Trust 2017-A, 2.07%, 5/16/22	645
1,204,873	CNH Equipment Trust 2018-B, 2.93%, 12/15/21	1,208
3,820,000	CNH Equipment Trust 2019-A, 2.96%, 5/16/22	3,842
1,245,051	Commonbond Student Loan Trust 2017-A-GS 144A, (1 mo. LIBOR USD + 0.850%), 3.12%, 5/25/41 (a)(b)	1,243
1,119,623	Drive Auto Receivables Trust, 3.04%, 11/15/21	1,121
1,553,370	Drive Auto Receivables Trust 2019-2, 2.93%, 3/15/22	1,556
5,160,000	Enterprise Fleet Financing 2019-2 LLC 144A, 2.27%, 8/20/20 (b)	5,166
3,006,978	Enterprise Fleet Financing LLC 144A, 1.97%, 1/20/23 (b)	3,000
1,955,918	First Investors Auto Owner Trust 2016-2 144A, 1.87%, 11/15/21 (b)	1,953
1,077,685	First Investors Auto Owner Trust 2017-1 144A, 2.20%, 3/15/22 (b)	1,076
1,261,837	First Investors Auto Owner Trust 2018-1 144A, 2.84%, 5/16/22 (b)	1,263
2,969,075	Ford Auto Securitization Trust 144A, 2.20%, 3/15/21 CAD (b)(c)	2,250
4,000,000	Ford Credit Auto Owner Trust 2019-A, 2.78%, 2/15/22	4,014
3,948,763	Galaxy XXIX CLO Ltd. 144A, (3 mo. LIBOR USD + 0.790%), 3.31%, 11/15/26 (a)(b)	3,941
3,110,000	GM Financial Automobile Leasing Trust 2018-3, 3.18%, 6/21/21	3,133

Principal or Shares	Security Description	Value (000)

978,861	GM Financial Automobile Leasing Trust 2019-1, 2.70%, 2/20/20	$979
3,487,394	GMF Canada Leasing Trust Asset-Backed Notes Series 2019-1 144A, 2.15%, 3/22/21 CAD (b)(c)	2,642
3,570,000	Great American Auto Leasing Inc. 2019-1 144A, 2.97%, 6/15/21 (b)	3,585
3,410,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 3.41%, 6/15/36 (a)(b)	3,426
3,575,000	LCM XX LP 144A, (3 mo. LIBOR USD + 1.040%), 3.32%, 10/20/27 (a)(b)	3,584
1,740,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 0.950%), 3.25%, 4/19/30 (a)(b)	1,729
6,800,000	Magnetite VII Ltd. 144A, (3 mo. LIBOR USD + 0.800%), 3.10%, 1/15/28 (a)(b)	6,752
4,000,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 3.48%, 6/15/28 (a)(b)	4,011
7,960,000	Mercedes-Benz Auto Lease Trust 2019-A, 3.01%, 2/16/21	7,980
3,590,000	MMAF Equipment Finance LLC 2019-A 144A, 2.84%, 1/10/22 (b)	3,610
4,360,000	Nissan Auto Lease Trust 2019-B, 2.27%, 7/15/22	4,357
2,720,000	Nissan Auto Receivables 2019-A Owner Trust, 2.82%, 1/18/22	2,731
815,000	Octagon Investment Partners XXIII Ltd. 144A, (3 mo. LIBOR USD + 0.850%), 3.15%, 7/15/27 (a)(b)	814
181,280	OSCAR U.S. Funding Trust VII LLC 144A, 2.13%, 11/10/20 (b)	181
2,600,000	Penarth Master Issuer PLC 144A, (1 mo. LIBOR USD + 0.380%), 2.68%, 3/18/22 (a)(b)	2,601
2,780,000	Prestige Auto Receivables Trust 2019-1 144A, 2.44%, 7/15/22 (b)	2,786
4,280,192	Santander Drive Auto Receivables Trust 2019-1, 2.91%, 1/18/22	4,287
8,400,000	Santander Drive Auto Receivables Trust 2019-2, 2.59%, 5/15/23	8,445
4,600,000	Santander Retail Auto Lease Trust 2019-B 144A, 2.29%, 4/20/22 (b)	4,593
39,597	Silver Arrow Canada LP 144A, 2.28%, 2/15/20 CAD (b)(c)	30
56,458	Sofi Consumer Loan Program 2017-5 LLC 144A, 2.14%, 9/25/26 (b)	56
54,431	Sofi Consumer Loan Program 2017-6 LLC 144A, 2.20%, 11/25/26 (b)	54
1,179,536	Sofi Consumer Loan Program 2018-1 Trust 144A, 2.55%, 2/25/27 (b)	1,179
104,818	SoFi Professional Loan Program 2017-D LLC 144A, 1.72%, 9/25/40 (b)	105
3,370,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.080%), 3.37%, 7/15/38 (a)(b)	3,370
2,740,000	Synchrony Card Funding LLC, 2.34%, 6/15/25	2,744

1 Payden Mutual Funds

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

1,786,607	Towd Point Mortgage Trust 2017-5 144A, (1 mo. LIBOR USD + 0.600%), 2.87%, 2/25/57 (a)(b)	$1,785
3,330,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.890%), 3.19%, 4/15/29 (a)(b)	3,313
272,061	Verizon Owner Trust 2016-1 144A, 1.42%, 1/20/21 (b)	272
2,770,499	Volkswagen Auto Loan Enhanced Trust 2018-1, 2.81%, 7/20/21	2,777
3,870,000	Volvo Financial Equipment LLC Series 2019-1 144A, 2.90%, 11/15/21 (b)	3,884
2,778,000	Westlake Automobile Receivables Trust 2017-2 144A, 3.28%, 12/15/22 (b)	2,799
6,360,000	Westlake Automobile Receivables Trust 2019-1 144A, 3.06%, 5/16/22 (b)	6,385
6,560,000	Wheels SPV 2 LLC 144A, 2.30%, 5/22/28 (b)	6,549
2,060,000	World Omni Auto Receivables Trust 2019-A, 3.02%, 4/15/22	2,070
2,580,000	World Omni Auto Receivables Trust 2019-B, 2.59%, 7/15/24	2,608
2,575,913	World Omni Automobile Lease Securitization Trust 2018-B, 2.96%, 6/15/21	2,584

Total Asset Backed (Cost - $180,781)		181,203

Bank Loans(d) (0%)
488,750	Zayo Group LLC Term Loan B1 1L, (LIBOR USD 1-Month + 2.000%), 4.23%, 1/19/21	489

Total Bank Loans (Cost - $488)		489

Commercial Paper (1%)
2,250,000	EssilorLuxottica SA, 2.70%, 11/29/19 (e)	2,233
4,300,000	Nissan Motor Acceptance Corp., 3.10%, 9/06/19 (e)	4,290

Total Commercial Paper (Cost - $6,517)		6,523

Corporate Bond (45%)
Financial (23%)
870,000	AIG Global Funding 144A, 2.30%, 7/01/22 (b)	866
4,300,000	American Express Co., 3.38%, 5/17/21	4,377
2,030,000	Assurant Inc., (3 mo. LIBOR USD + 1.250%), 3.58%, 3/26/21 (a)	2,030
3,330,000	Australia & New Zealand Banking Group Ltd. 144A, (3 mo. LIBOR USD + 0.320%), 2.88%, 11/09/20 (a)(b)	3,337
2,930,000	AvalonBay Communities Inc., (3 mo. LIBOR USD + 0.430%), 2.73%, 1/15/21 (a)	2,930
290,000	Banco de Credito del Peru 144A, 2.25%, 10/25/19 (b)	290
1,665,000	Banco del Estado de Chile 144A, 2.67%, 1/08/21 (b)	1,666
3,048,000	Bank of America Corp., (3 mo. LIBOR USD + 0.660%), 2.94%, 7/21/21 (a)	3,059
3,785,000	Bank of America Corp., (3 mo. LIBOR USD + 0.650%), 3.00%, 6/25/22 (a)	3,801
1,530,000	Bank of Montreal, (3 mo. LIBOR USD + 0.790%), 3.31%, 8/27/21 (a)	1,547
3,970,000	Bank of Nova Scotia, (3 mo. LIBOR USD + 0.440%), 2.72%, 4/20/21 (a)	3,984

Principal or Shares	Security Description	Value (000)

1,925,000	Banque Federative du Credit Mutuel SA 144A, (3 mo. LIBOR USD + 0.490%), 2.77%, 7/20/20 (a)(b)	$1,931
3,565,000	Barclays Bank PLC, (3 mo. LIBOR USD + 0.460%), 2.80%, 1/11/21 (a)	3,561
2,760,000	BB&T Corp., 3.20%, 9/03/21	2,805
2,822,000	BBVA USA, 2.75%, 9/29/19	2,822
2,065,000	Capital One Financial Corp., (3 mo. LIBOR USD + 0.950%), 3.40%, 3/09/22 (a)	2,079
1,965,000	CIT Group Inc., 5.00%, 8/15/22	2,088
4,185,000	Citibank NA, (U.S. Secured Overnight Financing Rate + 0.600%), 2.79%, 3/13/21 (a)	4,198
1,630,000	Citibank NA, (3 mo. LIBOR USD + 0.570%), 2.83%, 7/23/21 (a)	1,637
4,300,000	Citigroup Inc., 2.90%, 12/08/21	4,350
860,000	Citigroup Inc., (3 mo. LIBOR USD + 0.790%), 3.13%, 1/10/20 (a)	862
1,345,000	Citizens Bank NA, (3 mo. LIBOR USD + 0.540%), 3.06%, 3/02/20 (a)	1,347
4,635,000	Citizens Bank NA, (3 mo. LIBOR USD + 0.570%), 3.09%, 5/26/20 (a)	4,650
3,760,000	Credit Agricole Corporate & Investment Bank SA, (3 mo. LIBOR USD + 0.625%), 2.96%, 10/03/21 (a)	3,771
800,000	Credit Agricole SA 144A, (3 mo. LIBOR USD + 0.970%), 3.42%, 6/10/20 (a)(b)	806
1,965,000	Danske Bank A/S 144A, (3 mo. LIBOR USD + 0.510%), 3.03%, 3/02/20 (a)(b)	1,965
1,900,000	DBS Group Holdings Ltd. 144A, (3 mo. LIBOR USD + 0.490%), 2.94%, 6/08/20 (a)(b)	1,903
3,080,000	Deutsche Bank AG, (3 mo. LIBOR USD + 0.815%), 3.09%, 1/22/21 (a)	3,044
8,000,000	Dexia Credit Local SA 144A, (3 mo. LIBOR USD + 0.320%), 2.82%, 9/04/20 (a)(b)	8,022
2,585,000	DNB Bank ASA 144A, (3 mo. LIBOR USD + 0.370%), 2.69%, 10/02/20 (a)(b)	2,591
3,800,000	Federation des Caisses Desjardins du Quebec 144A, (3 mo. LIBOR USD + 0.330%), 2.60%, 10/30/20 (a)(b)	3,807
2,665,000	Fifth Third Bank, (3 mo. LIBOR USD + 0.250%), 2.52%, 10/30/20 (a)	2,667
980,000	FS KKR Capital Corp., 4.25%, 1/15/20	984
2,155,000	GLP Capital LP/GLP Financing II Inc., 4.88%, 11/01/20	2,201
2,035,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 0.730%), 3.04%, 12/27/20 (a)	2,039
1,325,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.170%), 3.69%, 11/15/21 (a)	1,336
4,300,000	Goldman Sachs Group Inc., 5.75%, 1/24/22	4,632
770,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 2/01/22	793
1,895,000	Industrial & Commercial Bank of China Ltd., (3 mo. LIBOR USD + 0.750%), 2.96%, 11/08/20 (a)	1,899
440,000	iStar Inc., 4.63%, 9/15/20	446
2,100,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.550%), 3.00%, 3/09/21 (a)	2,103

2

Principal or Shares	Security Description	Value (000)

4,485,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.610%), 3.01%, 6/18/22 (a)(f)	$4,498
2,505,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.680%), 3.20%, 6/01/21 (a)	2,514
3,290,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.020%), 3.54%, 11/28/23 (a)(b)	3,299
2,250,000	Mitsubishi UFJ Financial Group Inc., (3 mo. LIBOR USD + 0.650%), 2.92%, 7/26/21 (a)	2,258
955,000	Mitsubishi UFJ Financial Group Inc., (3 mo. LIBOR USD + 0.700%), 3.17%, 3/07/22 (a)	959
1,710,000	Mitsubishi UFJ Financial Group Inc., (3 mo. LIBOR USD + 0.920%), 3.44%, 2/22/22 (a)	1,724
1,700,000	Mizuho Financial Group Inc., (3 mo. LIBOR USD + 0.940%), 3.46%, 2/28/22 (a)	1,714
4,235,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.830%), 3.16%, 6/10/22 (a)	4,246
2,800,000	MUFG Bank Ltd. 144A, 2.35%, 9/08/19 (b)	2,800
3,755,000	Regions Bank, (3 mo. LIBOR USD + 0.380%), 2.70%, 4/01/21 (a)	3,750
1,515,000	Reliance Standard Life Global Funding II 144A, 2.63%, 7/22/22 (b)	1,515
2,375,000	Royal Bank of Canada, (3 mo. LIBOR USD + 0.390%), 2.66%, 4/30/21 (a)	2,383
3,145,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.470%), 3.99%, 5/15/23 (a)	3,158
3,350,000	Santander UK PLC, (3 mo. LIBOR USD + 0.300%), 2.59%, 11/03/20 (a)	3,351
2,500,000	SL Green Operating Partnership LP, (3 mo. LIBOR USD + 0.980%), 3.50%, 8/16/21 (a)	2,501
806,000	SLM Corp., 5.13%, 4/05/22 (f)	816
1,120,000	Standard Chartered PLC 144A, (3 mo. LIBOR USD + 1.130%), 3.65%, 8/19/19 (a)(b)	1,121
690,000	Starwood Property Trust Inc., 3.63%, 2/01/21	696
950,000	Sterling Bancorp, 3.50%, 6/08/20	952
2,880,000	Sumitomo Mitsui Banking Corp., 2.45%, 10/20/20	2,880
4,060,000	Sumitomo Mitsui Banking Corp., (3 mo. LIBOR USD + 0.370%), 2.69%, 10/16/20 (a)	4,068
1,675,000	Sumitomo Mitsui Trust Bank Ltd. 144A, (3 mo. LIBOR USD + 0.440%), 2.86%, 9/19/19 (a)(b)	1,676
1,940,000	Synchrony Financial, 2.85%, 7/25/22	1,942
2,064,000	Synchrony Financial, 3.75%, 8/15/21	2,101
3,640,000	TD Ameritrade Holding Corp., (3 mo. LIBOR USD + 0.430%), 2.68%, 11/01/21 (a)	3,647
2,110,000	UBS AG 144A, (3 mo. LIBOR USD + 0.480%), 3.00%, 12/01/20 (a)(b)	2,117
2,320,000	UBS AG 144A, (3 mo. LIBOR USD + 0.580%), 3.03%, 6/08/20 (a)(b)	2,329
5,375,000	Wells Fargo & Co., (3 mo. LIBOR USD + 0.930%), 3.47%, 2/11/22 (a)	5,411
3,750,000	Wells Fargo Bank NA, (3 mo. LIBOR USD + 0.510%), 2.79%, 10/22/21 (a)	3,761
2,815,000	Wells Fargo Bank NA, (3 mo. LIBOR USD + 0.620%), 3.14%, 5/27/22 (a)	2,825
2,565,000	Westpac Banking Corp., 2.80%, 1/11/22	2,598

		184,836

Principal or Shares	Security Description	Value (000)

Industrial (16%)
790,000	Alimentation Couche-Tard Inc. 144A, (3 mo. LIBOR USD + 0.500%), 2.95%, 12/13/19 (a)(b)	$790
562,000	America Movil SAB de CV, 5.00%, 3/30/20	571
2,000,000	Anthem Inc., 2.25%, 8/15/19	2,000
1,065,000	Aviation Capital Group LLC 144A, (3 mo. LIBOR USD + 0.670%), 2.94%, 7/30/21 (a)(b)	1,065
3,620,000	Aviation Capital Group LLC 144A, (3 mo. LIBOR USD + 0.950%), 3.47%, 6/01/21 (a)(b)	3,641
3,080,000	BAT Capital Corp., (3 mo. LIBOR USD + 0.590%), 3.12%, 8/14/20 (a)	3,087
2,035,000	Bayer U.S. Finance II LLC 144A, (3 mo. LIBOR USD + 0.630%), 2.98%, 6/25/21 (a)(b)	2,038
1,515,000	Becton Dickinson and Co., (3 mo. LIBOR USD + 0.875%), 3.19%, 12/29/20 (a)	1,515
6,340,000	Bristol-Myers Squibb Co. 144A, 2.55%, 5/14/21 (b)	6,379
2,245,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 1/15/20	2,242
1,365,000	Broadcom Inc. 144A, 3.13%, 4/15/21 (b)	1,373
4,700,000	Caterpillar Financial Services Corp., 2.65%, 5/17/21	4,739
3,020,000	Central Nippon Expressway Co. Ltd., 2.17%, 8/05/19 (g)	3,020
3,500,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP 144A, 2.45%, 5/01/20 (b)	3,498
2,435,000	Cigna Corp. 144A, (3 mo. LIBOR USD + 0.650%), 3.06%, 9/17/21 (a)(b)	2,436
1,940,000	Cigna Corp. 144A, 3.20%, 9/17/20 (b)	1,954
1,500,000	Comcast Corp., 3.30%, 10/01/20	1,518
3,545,000	Conagra Brands Inc., (3 mo. LIBOR USD + 0.500%), 2.81%, 10/09/20 (a)	3,542
526,000	CVS Health Corp., (3 mo. LIBOR USD + 0.630%), 3.08%, 3/09/20 (a)	527
1,275,000	CVS Health Corp., (3 mo. LIBOR USD + 0.720%), 3.17%, 3/09/21 (a)	1,281
1,460,000	Daimler Finance North America LLC 144A, (3 mo. LIBOR USD + 0.530%), 2.82%, 5/05/20 (a)(b)	1,463
4,500,000	Daimler Finance North America LLC 144A, (3 mo. LIBOR USD + 0.620%), 2.89%, 10/30/19 (a)(b)(f)	4,505
200,000	Dell International LLC/EMC Corp. 144A, 5.88%, 6/15/21 (b)	204
2,430,000	Delta Air Lines Inc., 2.60%, 12/04/20	2,428
3,500,000	Dollar Tree Inc., (3 mo. LIBOR USD + 0.700%), 3.00%, 4/17/20 (a)	3,500
846,000	DXC Technology Co., (3 mo. LIBOR USD + 0.950%), 3.47%, 3/01/21 (a)	846
3,745,000	Express Scripts Holding Co., (3 mo. LIBOR USD + 0.750%), 3.27%, 11/30/20 (a)	3,746
1,150,000	Fidelity National Information Services Inc., (3 mo. EURIBOR + 0.400%), 0.09%, 5/21/21 EUR (a)(c)	1,275
1,445,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 0.790%), 3.23%, 6/12/20 (a)	1,446

3 Payden Mutual Funds

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

1,240,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 0.830%), 3.37%, 8/12/19 (a)	$1,240
890,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.270%), 3.60%, 3/28/22 (a)	880
1,235,000	General Motors Co., (3 mo. LIBOR USD + 0.800%), 3.01%, 8/07/20 (a)	1,237
1,700,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 0.540%), 2.78%, 11/06/20 (a)	1,695
1,995,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 0.930%), 3.23%, 4/13/20 (a)	2,001
2,014,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.310%), 3.64%, 6/30/22 (a)	2,014
1,275,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%), 3.85%, 1/14/22 (a)	1,286
1,635,000	Hewlett Packard Enterprise Co. 144A, 2.10%, 10/04/19 (b)	1,633
1,860,000	Hewlett Packard Enterprise Co., (3 mo. LIBOR USD + 0.720%), 3.01%, 10/05/21 (a)	1,861
710,000	Hyundai Capital Services Inc. 144A, 1.63%, 8/30/19 (b)	710
2,540,000	International Business Machines Corp., 2.80%, 5/13/21	2,563
3,750,000	Keysight Technologies Inc., 3.30%, 10/30/19	3,752
1,745,000	Lennar Corp., 2.95%, 11/29/20	1,749
840,000	Lennar Corp., 4.13%, 1/15/22	861
1,010,000	Marriott International Inc., (3 mo. LIBOR USD + 0.650%), 3.10%, 3/08/21 (a)	1,015
3,585,000	Martin Marietta Materials Inc., (3 mo. LIBOR USD + 0.500%), 2.89%, 12/20/19 (a)	3,588
795,000	Martin Marietta Materials Inc., (3 mo. LIBOR USD + 0.650%), 3.17%, 5/22/20 (a)	796
1,985,000	Nissan Motor Acceptance Corp. 144A, (3 mo. LIBOR USD + 0.390%), 2.72%, 9/28/20 (a)(b)	1,986
3,500,000	Nissan Motor Acceptance Corp. 144A, (3 mo. LIBOR USD + 0.520%), 2.93%, 3/15/21 (a)(b)	3,505
3,400,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.38%, 2/01/22 (b)	3,464
3,315,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	3,312
960,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (b)	950
450,000	Smithfield Foods Inc. 144A, 2.70%, 1/31/20 (b)	449
3,500,000	Spirit AeroSystems Inc., (3 mo. LIBOR USD + 0.800%), 3.21%, 6/15/21 (a)	3,488
461,250	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	464
2,920,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (b)	2,920
1,700,000	Takeda Pharmaceutical Co. Ltd. 144A, (3 mo. EURIBOR + 0.550%), 0.24%, 11/21/20 EUR (a)(b)(c)	1,890
2,200,000	Tyson Foods Inc., (3 mo. LIBOR USD + 0.450%), 2.97%, 8/21/20 (a)	2,199
535,000	Tyson Foods Inc., (3 mo. LIBOR USD + 0.550%), 3.07%, 6/02/20 (a)(f)	536
1,555,000	United Technologies Corp., (3 mo. LIBOR USD + 0.650%), 3.17%, 8/16/21 (a)	1,555

Principal or Shares	Security Description	Value (000)

1,598,000	Viterra Inc. 144A, 5.95%, 8/01/20 (b)	$1,647
2,065,000	Volkswagen Group of America Finance LLC 144A, 3.88%, 11/13/20 (b)	2,100
1,400,000	Volkswagen Leasing GmbH, 0.75%, 8/11/20 EUR (c)(g)	1,563
1,283,000	Vulcan Materials Co., (3 mo. LIBOR USD + 0.600%), 3.01%, 6/15/20 (a)	1,284
3,500,000	Vulcan Materials Co., (3 mo. LIBOR USD + 0.650%), 3.17%, 3/01/21 (a)	3,505

		132,327

Utility (6%)
2,010,000	AES Corp., 4.00%, 3/15/21	2,045
2,069,000	Antero Resources Corp., 5.13%, 12/01/22	1,986
1,026,923	Cenovus Energy Inc., 5.70%, 10/15/19	1,034
4,044,000	CenterPoint Energy Inc., 3.60%, 11/01/21	4,139
675,000	Dominion Energy Inc., 2.58%, 7/01/20	675
1,260,000	Dominion Energy Inc., 2.72%, 8/15/21	1,263
3,565,000	DTE Energy Co., 1.50%, 10/01/19	3,560
980,000	DTE Energy Co., 2.60%, 6/15/22	983
2,870,000	EQT Corp., (3 mo. LIBOR USD + 0.770%), 3.09%, 10/01/20 (a)	2,869
1,800,000	Fortis Inc., 2.10%, 10/04/21	1,783
1,325,000	Kinder Morgan Inc., (3 mo. LIBOR USD + 1.280%), 3.58%, 1/15/23 (a)	1,338
3,800,000	Marathon Oil Corp., 2.70%, 6/01/20	3,803
1,215,000	Mississippi Power Co., (3 mo. LIBOR USD + 0.650%), 2.96%, 3/27/20 (a)	1,215
1,035,000	Phillips 66, (3 mo. LIBOR USD + 0.600%), 3.12%, 2/26/21 (a)	1,035
910,000	QEP Resources Inc., 6.88%, 3/01/21	915
1,400,000	Sempra Energy, (3 mo. LIBOR USD + 0.500%), 2.80%, 1/15/21 (a)	1,398
3,990,000	Sempra Energy, (3 mo. LIBOR USD + 0.450%), 2.86%, 3/15/21 (a)	3,981
3,025,000	Southern Co. 144A, (3 mo. LIBOR USD + 0.700%), 3.02%, 9/30/20 (a)(b)	3,026
1,737,000	Sunoco Logistics Partners Operations LP, 4.40%, 4/01/21	1,784
3,605,000	WGL Holdings Inc., (3 mo. LIBOR USD + 0.400%), 2.92%, 11/29/19 (a)(f)	3,603
1,745,000	Whiting Petroleum Corp., 5.75%, 3/15/21	1,754

		44,189

Total Corporate Bond (Cost - $360,742)		361,352

Foreign Government (2%)
950,000	Japan Bank for International Cooperation, (3 mo. LIBOR USD + 0.480%), 3.00%, 6/01/20 (a)	954
2,670,000	Japan Bank for International Cooperation, (3 mo. LIBOR USD + 0.570%), 3.09%, 2/24/20 (a)	2,678
3,000,000	Kommunalbanken AS 144A, (3 mo. LIBOR USD + 0.040%), 2.34%, 4/15/21 (a)(b)	3,001
1,600,000	Province of New Brunswick Canada, (3 mo. Canada Bankers Acceptances CAD + 0.130%), 2.14%, 8/01/19 CAD (a)(c)	1,213
371,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	405

4

Principal or Shares	Security Description	Value (000)

4,360,000	Svensk Exportkredit AB, (3 mo. LIBOR USD + 0.050%), 2.48%, 12/14/20 (a)	$4,361
1,470,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	1,498

Total Foreign Government (Cost - $14,361)		14,110

Mortgage Backed (12%)
3,202,285	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR USD + 0.980%), 3.31%, 11/14/35 (a)(b)	3,213
3,975,000	BXMT 2017-FL1 Ltd. 144A, (1 mo. LIBOR USD + 0.870%), 3.18%, 6/15/35 (a)(b)	3,982
4,210,000	CHC Commercial Mortgage Trust 2019 - CHC 144A, (1 mo. LIBOR USD + 2.050%), 4.45%, 6/15/34 (a)(b)	4,222
1,161,939	COMM 2014-CCRE15 Mortgage Trust, 2.93%, 2/10/47	1,161
3,604,639	Connecticut Avenue Securities Trust 2019-R01 144A, (1 mo. LIBOR USD + 0.850%), 3.12%, 7/25/31 (a)(b)	3,613
4,055,451	Connecticut Avenue Securities Trust 2019-R02 144A, (1 mo. LIBOR USD + 0.850%), 3.12%, 8/25/31 (a)(b)	4,062
1,844,337	Connecticut Avenue Securities Trust 2019-R03 144A, (1 mo. LIBOR USD + 0.750%), 3.02%, 9/25/31 (a)(b)	1,846
3,550,000	Credit Suisse Mortgage Capital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 1.230%), 3.56%, 5/15/36 (a)(b)	3,563
1,628,475	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.650%), 2.92%, 5/25/30 (a)	1,629
1,875,409	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%), 3.22%, 10/25/29 (a)	1,881
667,007	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.300%), 3.57%, 7/25/29 (a)	669
5,311,061	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 0.900%), 3.17%, 1/25/49 (a)(b)	5,329
1,350,307	Freddie Mac STACR Trust 2019-DNA2 144A, (1 mo. LIBOR USD + 0.800%), 3.07%, 3/25/49 (a)(b)	1,352
3,460,000	Freddie Mac Stacr Trust 2019-HQA1 144A, (1 mo. LIBOR USD + 0.900%), 3.17%, 2/25/49 (a)(b)	3,467
6,500,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 1.400%), 3.67%, 2/25/49 (a)(b)	6,505
5,776,696	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 0.450%), 2.72%, 7/25/30 (a)	5,772
2,599,147	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 0.750%), 3.02%, 3/25/30 (a)	2,604

Principal or Shares	Security Description	Value (000)

1,968,164	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, 4.16%, 8/25/48 (b)(h)	$1,983
130,593	Gosforth Funding 2016-1 PLC 144A, (3 mo. LIBOR GBP + 0.600%), 1.41%, 2/15/58 GBP (a)(b)(c)	159
1,358,461	Gosforth Funding 2017-1 PLC 144A, (3 mo. LIBOR USD + 0.470%), 2.89%, 12/19/59 (a)(b)	1,360
272,096	HarborView Mortgage Loan Trust 2004-10, 4.30%, 1/19/35 (h)	276
2,950,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP 144A, (1 mo. LIBOR USD + 1.160%), 3.54%, 7/15/36 (a)(b)	2,957
171,708	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX, 3.14%, 6/15/45	172
606,793	JPMBB Commercial Mortgage Securities Trust 2014-C23, 3.18%, 9/15/47	606
1,407,000	Lanark Master Issuer PLC 144A, (3 mo. LIBOR USD + 0.420%), 2.94%, 12/22/69 (a)(b)	1,407
3,175,173	New Residential Mortgage Loan Trust 2017-5 144A, (1 mo. LIBOR USD + 1.500%), 3.77%, 6/25/57 (a)(b)	3,242
4,680,000	Permanent Master Issuer PLC 144A, (3 mo. LIBOR USD + 0.380%), 2.68%, 7/15/58 (a)(b)	4,687
1,700,000	PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD + 1.420%), 3.75%, 4/14/36 (a)(b)	1,707
1,835,977	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%), 1.60%, 8/20/56 GBP (a)(b)(c)	2,231
1,151,727	Sequoia Mortgage Trust 2017-CH2 144A, 4.00%, 12/25/47 (b)(h)	1,164
6,267,972	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR USD + 0.750%), 3.02%, 9/25/48 (a)(b)	6,278
1,666,797	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 0.850%), 3.12%, 2/25/47 (a)(b)	1,667
6,720,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 1.250%), 3.52%, 2/25/47 (a)(b)	6,757
3,700,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%), 4.67%, 2/25/47 (a)(b)	3,797
127,816	Structured Adjustable Rate Mortgage Loan Trust, 4.80%, 9/25/34 (h)	133
1,777	Structured Asset Mortgage Investments Trust 2003-CL1, 2.57%, 7/25/32 (h)	1
62,773	Wells Fargo Commercial Mortgage Trust 2014-LC16, 2.82%, 8/15/50	63

Total Mortgage Backed (Cost - $95,448)		95,517

Municipal (0%)
1,375,000	State of California, 3.00%, 4/01/47 (h)	1,389

Total Municipal (Cost - $1,381)		1,389

NCUA Guaranteed (0%)
200,894	NCUA Guaranteed Notes Trust 2010-R1, 1A, (1 mo. LIBOR USD + 0.450%), 2.81%, 10/07/20 (a)	201
1,019,387	NCUA Guaranteed Notes Trust 2010-R3, (1 mo. LIBOR USD + 0.560%), 2.79%, 12/08/20 (a)	1,020
177,872	NCUA Guaranteed Notes Trust 2011-R1, (1 mo. LIBOR USD + 0.450%), 2.81%, 1/08/20 (a)	178

5 Payden Mutual Funds

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

15,582	NCUA Guaranteed Notes Trust 2011-R2, (1 mo. LIBOR USD + 0.400%), 2.63%, 2/06/20 (a)	$16

Total NCUA Guaranteed (Cost - $1,415)		1,415

U.S. Treasury (18%)
30,000,000	U.S. Treasury Bill, 1.94%, 6/18/20 (e)	29,479
20,000,000	U.S. Treasury Bill, 1.94%, 7/16/20 (e)	19,623
13,500,000	U.S. Treasury Bill, 2.30%, 4/23/20 (e)	13,308
10,000,000	U.S. Treasury Floating Rate Note, (3 mo. US Treasury Bill Yield + 0.045%), 2.05%, 10/31/20 (a)	9,987
20,000,000	U.S. Treasury Note, 1.38%, 2/29/20	19,908
19,000,000	U.S. Treasury Note, 2.00%, 1/31/20	18,983
10,000,000	U.S. Treasury Note, 2.13%, 5/31/21	10,037
10,000,000	U.S. Treasury Note, 2.63%, 8/31/20	10,057
10,000,000	U.S. Treasury Note, 2.75%, 9/30/20	10,084

Total U.S. Treasury (Cost - $141,191)		141,466

Investment Company (0%)
3,874,476	Payden Cash Reserves Money Market Fund *
	(Cost - $3,874)	3,874

Total Investments (Cost - $806,198) (100%)		807,338
Other Assets, net of Liabilities (0%)		1,097

Net Assets (100%)		$808,435

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019. The stated maturity is subject to prepayments.
(e)	Yield to maturity at time of purchase.
(f)

All or a portion of these securities are on loan. At July 31, 2019, the total market value of the Fund’s securities on loan is $905 and the total market value of the collateral held by the Fund is $932. Amounts in 000s.

(g)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
USD 4,809	EUR 4,280	Citibank, N.A.	08/08/2019	$67
USD 2,460	GBP 1,971	HSBC Bank USA, N.A.	08/08/2019	62
USD 15,295	CAD 20,065	Royal Bank of Canada	08/08/2019	90

				219

Liabilities:
CAD 3,959	USD 3,004	Royal Bank of Canada	08/08/2019	(4)

Net Unrealized Appreciation (Depreciation)				$215

Payden Low Duration Fund

Schedule of Investments - July 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (17%)
7,500,000	Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD + 0.840%), 3.12%, 7/25/27 (a)(b)	$7,482
2,532,924	Ally Auto Receivables Trust 2017-4, 1.75%, 12/15/21	2,527
7,910,000	Ally Auto Receivables Trust 2019-1, 2.91%, 9/15/23	8,003
3,565,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo. LIBOR USD + 1.500%), 3.80%, 7/15/27 (a)(b)	3,555
650,000	AmeriCredit Automobile Receivables Trust 2016-2, 2.87%, 11/08/21	651
9,605,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 0.930%), 3.23%, 7/18/27 (a)(b)	9,607
4,370,000	Ascentium Equipment Receivables 2018-2 Trust 144A, 3.51%, 4/10/24 (b)	4,475
2,000,000	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%), 3.08%, 1/20/28 (a)(b)	1,994
9,130,000	BlueMountain CLO 2013-1 Ltd. 144A, (3 mo. LIBOR USD + 1.230%), 3.51%, 1/20/29 (a)(b)	9,143
1,790,000	BMW Vehicle Lease Trust 2018-1, 3.26%, 7/20/21	1,809
1,830,000	BMW Vehicle Lease Trust 2018-1, 3.36%, 3/21/22	1,859
5,020,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 3.63%, 9/15/35 (a)(b)	5,034
450,000	Capital Auto Receivables Asset Trust 2016-2, 2.11%, 3/22/21	449
1,251,506	Capital Auto Receivables Asset Trust 2017-1 144A, 2.02%, 8/20/21 (b)	1,249
5,670,000	Capital One Multi-Asset Execution Trust, 2.84%, 12/15/24	5,770
5,150,000	Carmax Auto Owner Trust 2018-4, 3.36%, 9/15/23	5,254
8,500,000	Carmax Auto Owner Trust 2019-1, 3.05%, 3/15/24	8,647
8,470,000	Carmax Auto Owner Trust 2019-3, 2.18%, 8/15/24	8,458
6,180,000	CNH Equipment Trust 2019-A, 3.01%, 4/15/24	6,286
3,740,000	Dell Equipment Finance Trust 2018-2 144A, 3.37%, 10/22/23 (b)	3,798
2,520,000	Drive Auto Receivables Trust, 3.36%, 10/17/22	2,528
4,250,000	Enterprise Fleet Financing 2019-2 LLC 144A, 2.29%, 2/20/25 (b)	4,250
1,681,462	Enterprise Fleet Financing LLC 144A, 2.13%, 5/22/23 (b)	1,678
9,790,000	Ford Credit Auto Owner Trust 2019-A, 2.78%, 9/15/23	9,903
2,370,000	GM Financial Automobile Leasing Trust 2018-2, 3.06%, 6/21/21	2,379
6,890,000	GM Financial Consumer Automobile Receivables Trust 2018-4, 3.21%, 10/16/23	7,003
6,700,000	Great American Auto Leasing Inc. 2019-1 144A, 3.05%, 9/15/22 (b)	6,798
1,810,000	Hyundai Auto Receivables Trust 2016-B, 2.68%, 9/15/23	1,814
5,050,000	Hyundai Auto Receivables Trust 2019-A, 2.66%, 6/15/23	5,097

Principal or Shares	Security Description	Value (000)

4,057,380	Invitation Homes 2018-SFR1 Trust 144A, (1 mo. LIBOR USD + 0.700%), 3.01%, 3/17/37 (a)(b)	$4,012
7,235,000	John Deere Owner Trust 2019-A, 2.91%, 7/17/23	7,345
4,550,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 3.41%, 6/15/36 (a)(b)	4,572
278,486	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	292
4,675,000	LCM XX LP 144A, (3 mo. LIBOR USD + 1.040%), 3.32%, 10/20/27 (a)(b)	4,686
1,536,458	MVW Owner Trust 2017-1 144A, 2.42%, 12/20/34 (b)	1,532
8,655,000	Nissan Auto Receivables 2019-A Owner Trust, 2.90%, 10/16/23	8,777
1,600,000	OZLM XIII Ltd. 144A, (3 mo. LIBOR USD + 1.080%), 3.35%, 7/30/27 (a)(b)	1,599
6,140,000	PFS Financing Corp. 144A, 2.89%, 2/15/23 (b)	6,177
1,970,000	Prestige Auto Receivables Trust 2018-1 144A, 3.29%, 9/15/22 (b)	1,986
712,890	Santander Drive Auto Receivables Trust 2015-2, 3.02%, 4/15/21	713
935,709	Santander Drive Auto Receivables Trust 2016-2, 2.66%, 11/15/21	936
3,860,000	Santander Drive Auto Receivables Trust 2018-5, 3.19%, 3/15/22	3,874
4,730,000	Santander Retail Auto Lease Trust 2019-B 144A, 2.30%, 1/20/23 (b)	4,733
11,320,000	Securitized Term Auto Receivables Trust 2019-1 144A, 2.99%, 2/27/23 (b)	11,454
5,880,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.080%), 3.37%, 7/15/38 (a)(b)	5,880
2,407,900	Taco Bell Funding LLC 144A, 4.32%, 11/25/48 (b)	2,486
8,880,000	Toyota Auto Receivables 2019-A Owner Trust, 2.91%, 7/17/23	9,004
7,500,000	Venture XXIV CLO Ltd. 144A, (3 mo. LIBOR USD + 1.420%), 3.70%, 10/20/28 (a)(b)	7,508
9,960,000	Verizon Owner Trust 2019-A, 2.93%, 9/20/23	10,122
3,710,000	Volkswagen Auto Loan Enhanced Trust 2018-1, 3.02%, 11/21/22	3,755
7,130,000	Volvo Financial Equipment LLC Series 2019-1 144A, 3.00%, 3/15/23 (b)	7,227
803,853	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	806
1,330,866	Westlake Automobile Receivables Trust 2017-1 144A, 2.70%, 10/17/22 (b)	1,331
2,334,150	Wingstop Funding 2018-1 LLC 144A, 4.97%, 12/05/48 (b)	2,420

Total Asset Backed (Cost - $248,591)		250,727

Corporate Bond (40%)
Financial (22%)
1,955,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 5/26/22	1,988
1,460,000	AIG Global Funding 144A, 2.30%, 7/01/22 (b)	1,454
2,500,000	Air Lease Corp., 2.13%, 1/15/20	2,495

7 Payden Mutual Funds

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

1,890,000	Ally Financial Inc., 3.88%, 5/21/24	$1,956
5,816,000	American Express Co., 2.75%, 5/20/22	5,871
1,020,000	ANZ New Zealand International Ltd. 144A, 2.20%, 7/17/20 (b)	1,018
2,625,000	Ares Capital Corp., 3.63%, 1/19/22	2,649
2,275,000	Assurant Inc., (3 mo. LIBOR USD + 1.250%), 3.58%, 3/26/21 (a)	2,275
2,265,000	Athene Global Funding 144A, 2.75%, 4/20/20 (b)	2,270
830,000	Banco de Credito del Peru 144A, 2.25%, 10/25/19 (b)	829
2,475,000	Banco del Estado de Chile 144A, 2.67%, 1/08/21 (b)	2,477
3,450,000	Banco Santander Chile 144A, 2.50%, 12/15/20 (b)	3,469
795,000	Bank of America Corp., 2.15%, 11/09/20	793
2,760,000	Bank of America Corp., (3 mo. LIBOR USD + 0.630%), 2.33%, 10/01/21 (a)	2,756
4,500,000	Bank of America Corp., (3 mo. LIBOR USD + 0.650%), 3.00%, 6/25/22 (a)	4,519
2,500,000	Bank of America Corp., (3 mo. LIBOR USD + 0.630%), 3.50%, 5/17/22 (a)	2,544
5,445,000	Bank of Montreal, 2.90%, 3/26/22	5,519
3,115,000	Bank of Nova Scotia, 2.38%, 1/18/23	3,119
1,000,000	Banque Federative du Credit Mutuel SA 144A, 2.20%, 7/20/20 (b)	999
2,000,000	Banque Federative du Credit Mutuel SA 144A, 2.70%, 7/20/22 (b)	2,012
3,832,000	Barclays PLC, 2.75%, 11/08/19	3,829
2,495,000	Barclays PLC, 3.25%, 1/12/21	2,513
2,750,000	BNZ International Funding Ltd. 144A, 2.40%, 2/21/20 (b)	2,750
4,455,000	Capital One NA, 2.35%, 1/31/20	4,451
3,300,000	CIT Group Inc., 5.00%, 8/15/22	3,506
7,200,000	Citibank NA, (3 mo. LIBOR USD + 0.530%), 3.17%, 2/19/22 (a)	7,279
3,000,000	Citigroup Inc., 2.35%, 8/02/21	2,999
4,235,000	Citigroup Inc., 2.45%, 1/10/20	4,235
1,020,000	Citizens Bank NA, 2.20%, 5/26/20	1,018
1,510,000	Citizens Bank NA, 2.25%, 3/02/20	1,508
2,100,000	Citizens Bank NA, 3.25%, 2/14/22	2,138
2,005,000	Comerica Bank, 2.50%, 7/23/24	2,004
4,750,000	Credit Suisse Group AG 144A, 3.57%, 1/09/23 (b)	4,833
5,380,000	Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20	5,390
2,280,000	Danske Bank A/S 144A, 1.65%, 9/06/19 (b)	2,278
2,840,000	DBS Group Holdings Ltd. 144A, 2.85%, 4/16/22 (b)	2,873
4,775,000	Deutsche Bank AG, 3.15%, 1/22/21	4,751
4,660,000	DNB Bank ASA 144A, 2.13%, 10/02/20 (b)	4,644
1,470,000	Enstar Group Ltd., 4.50%, 3/10/22	1,516
4,505,000	Federation des Caisses Desjardins du Quebec 144A, 2.25%, 10/30/20 (b)	4,503
870,000	Fifth Third Bank, 2.20%, 10/30/20	869
2,790,000	FS KKR Capital Corp., 4.25%, 1/15/20	2,801
4,500,000	FS KKR Capital Corp., 4.75%, 5/15/22	4,559

Principal or Shares	Security Description	Value (000)

5,205,000	GLP Capital LP/GLP Financing II Inc., 4.88%, 11/01/20	$5,315
3,980,000	Goldman Sachs Group Inc., 2.60%, 12/27/20	3,982
5,420,000	Goldman Sachs Group Inc., 3.00%, 4/26/22	5,465
1,835,000	Huntington National Bank, 2.38%, 3/10/20	1,835
1,320,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 2/01/22	1,360
3,710,000	ICICI Bank Ltd. 144A, 5.75%, 11/16/20 (b)	3,843
3,100,000	International Lease Finance Corp., 4.63%, 4/15/21	3,198
3,260,000	Intesa Sanpaolo SpA 144A, 3.13%, 7/14/22 (b)	3,257
745,000	iStar Inc., 4.63%, 9/15/20	754
5,150,000	Jackson National Life Global Funding 144A, 3.30%, 2/01/22 (b)	5,249
3,825,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.680%), 3.20%, 6/01/21 (a)	3,838
3,615,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.695%), 3.21%, 4/01/23 (a)	3,680
4,350,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.610%), 3.51%, 6/18/22 (a)	4,434
2,215,000	KeyBank NA, 3.30%, 2/01/22	2,267
5,005,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.020%), 3.54%, 11/28/23 (a)(b)	5,019
1,600,000	Macquarie Group Ltd. 144A, 7.63%, 8/13/19 (b)	1,602
2,940,000	Metropolitan Life Global Funding I 144A, 2.40%, 1/08/21 (b)	2,943
7,085,000	Mitsubishi UFJ Financial Group Inc., 2.62%, 7/18/22	7,094
7,232,000	Mitsubishi UFJ Financial Group Inc., 3.22%, 3/07/22	7,363
2,595,000	Mizuho Financial Group Inc., (3 mo. LIBOR USD + 0.840%), 2.72%, 7/16/23 (a)	2,605
4,800,000	Mizuho Financial Group Inc., 2.95%, 2/28/22	4,846
3,435,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.152%), 2.72%, 7/22/25 (a)	3,436
6,000,000	Morgan Stanley, (3 mo. LIBOR USD + 0.550%), 3.10%, 2/10/21 (a)	6,006
4,000,000	Morgan Stanley, (3 mo. LIBOR USD + 1.140%), 3.40%, 1/27/20 (a)	4,019
1,186,000	Morgan Stanley, (3 mo. LIBOR USD + 1.180%), 3.46%, 1/20/22 (a)	1,198
4,455,000	NatWest Markets PLC 144A, 3.63%, 9/29/22 (b)	4,518
1,500,000	Park Aerospace Holdings Ltd. 144A, 5.25%, 8/15/22 (b)	1,587
1,700,000	PNC Bank NA, 2.45%, 11/05/20	1,703
2,150,000	Reliance Standard Life Global Funding II 144A, 2.38%, 5/04/20 (b)	2,149
2,600,000	Reliance Standard Life Global Funding II 144A, 2.63%, 7/22/22 (b)	2,600
5,420,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.470%), 3.99%, 5/15/23 (a)	5,442
2,050,000	Santander Holdings USA Inc., 3.70%, 3/28/22	2,095
1,595,000	Santander Holdings USA Inc., 4.45%, 12/03/21	1,654
4,300,000	Santander UK PLC, 2.38%, 3/16/20	4,298
3,800,000	Scentre Group Trust 1/Scentre Group Trust 2 144A, 2.38%, 11/05/19 (b)	3,798
1,136,000	SLM Corp., 5.13%, 4/05/22	1,150

8

Principal or Shares	Security Description	Value (000)

2,400,000	Standard Chartered PLC 144A, 2.10%, 8/19/19 (b)	$2,399
2,720,000	Standard Chartered PLC 144A, 2.40%, 9/08/19 (b)	2,720
1,045,000	Starwood Property Trust Inc., 3.63%, 2/01/21	1,053
1,455,000	Sterling Bancorp, 3.50%, 6/08/20	1,457
2,395,000	Sumitomo Mitsui Banking Corp., 2.09%, 10/18/19	2,394
7,000,000	Sumitomo Mitsui Financial Group Inc., 2.44%, 10/19/21	6,998
1,405,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 1.95%, 9/19/19 (b)	1,404
1,995,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 2.05%, 10/18/19 (b)	1,994
2,870,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (b)(c)	2,869
2,245,000	Suncorp-Metway Ltd. 144A, 2.38%, 11/09/20 (b)	2,244
5,145,000	SunTrust Bank, (3 mo. LIBOR USD + 0.298%), 2.59%, 1/29/21 (a)	5,148
7,365,000	SunTrust Bank, 2.80%, 5/17/22	7,442
887,000	Synchrony Bank, 3.00%, 6/15/22	893
2,200,000	Synchrony Financial, 2.85%, 7/25/22	2,202
750,000	Synchrony Financial, (3 mo. LIBOR USD + 1.230%), 3.52%, 2/03/20 (a)	753
1,285,000	Synchrony Financial, 3.75%, 8/15/21	1,308
2,540,000	UBS AG 144A, 2.20%, 6/08/20 (b)	2,539
2,070,000	UBS AG 144A, 2.45%, 12/01/20 (b)	2,074
1,000,000	UniCredit SpA 144A, 6.57%, 1/14/22 (b)	1,070
4,000,000	Ventas Realty LP, 2.65%, 1/15/25	3,970
700,000	WEA Finance LLC/Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (b)	700
5,135,000	Wells Fargo & Co., 2.10%, 7/26/21	5,112
5,155,000	Wells Fargo Bank NA, 3.63%, 10/22/21	5,291
2,905,000	Zions Bancorp NA, 3.35%, 3/04/22	2,948

		320,843

Industrial (12%)
3,755,000	Alimentation Couche-Tard Inc. 144A, 2.35%, 12/13/19 (b)	3,752
1,600,000	Alimentation Couche-Tard Inc. 144A, 2.70%, 7/26/22 (b)	1,601
2,495,000	Anglo American Capital PLC 144A, 4.13%, 4/15/21 (b)	2,546
3,500,000	Anthem Inc., 3.70%, 8/15/21	3,576
3,500,000	AT&T Inc., 3.00%, 2/15/22	3,551
2,420,000	Aviation Capital Group LLC 144A, 3.88%, 5/01/23 (b)	2,496
2,000,000	Aviation Capital Group LLC 144A, 4.38%, 1/30/24 (b)	2,103
1,680,000	Avolon Holdings Funding Ltd. 144A, 3.63%, 5/01/22 (b)	1,705
4,250,000	Bayer U.S. Finance II LLC 144A, 3.50%, 6/25/21 (b)	4,310
3,095,000	BMW U.S. Capital LLC 144A, 3.25%, 8/14/20 (b)	3,118
3,495,000	Bristol-Myers Squibb Co. 144A, 2.55%, 5/14/21 (b)	3,516

Principal or Shares	Security Description	Value (000)

4,125,000	Bristol-Myers Squibb Co. 144A, 2.60%, 5/16/22 (b)(c)	$4,166
4,510,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 2.20%, 1/15/21	4,476
3,690,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 1/15/20	3,685
2,265,000	Broadcom Inc. 144A, 3.13%, 4/15/21 (b)	2,278
705,000	Centene Corp., 4.75%, 5/15/22	716
1,825,000	Cigna Corp. 144A, (3 mo. LIBOR USD
	+ 0.650%), 3.06%, 9/17/21 (a)(b)	1,826
3,220,000	Cigna Corp. 144A, 3.20%, 9/17/20 (b)	3,244
2,830,000	CK Hutchison International 17 II Ltd. 144A, 2.25%, 9/29/20 (b)	2,820
3,995,000	Comcast Corp., 3.30%, 10/01/20	4,042
1,962,000	Comcast Corp., 3.45%, 10/01/21	2,012
860,000	Conagra Brands Inc., (3 mo. LIBOR USD + 0.750%), 3.03%, 10/22/20 (a)	860
1,265,000	Conagra Brands Inc., 3.80%, 10/22/21	1,300
1,996,000	Constellation Brands Inc., 2.00%, 11/07/19	1,993
3,150,000	CVS Health Corp., 3.13%, 3/09/20	3,164
3,000,000	CVS Health Corp., (3 mo. LIBOR USD + 0.720%), 3.17%, 3/09/21 (a)	3,014
635,000	Daimler Finance North America LLC 144A, 2.20%, 5/05/20 (b)	633
1,255,000	Danone SA 144A, 1.69%, 10/30/19 (b)	1,252
3,450,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21 (b)	3,548
400,000	Dell International LLC/EMC Corp. 144A, 5.88%, 6/15/21 (b)	407
2,999,000	Delta Air Lines Inc., 2.60%, 12/04/20	2,996
1,755,000	Delta Air Lines Inc., 2.88%, 3/13/20	1,756
875,000	Elanco Animal Health Inc., 3.91%, 8/27/21	894
2,800,000	Express Scripts Holding Co., 2.60%, 11/30/20	2,803
2,635,000	Ford Motor Credit Co. LLC, 2.68%, 1/09/20	2,634
1,100,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.270%), 3.60%, 3/28/22 (a)	1,087
1,270,000	Fox Corp. 144A, 3.67%, 1/25/22 (b)	1,309
1,815,000	General Motors Financial Co. Inc., 2.65%, 4/13/20	1,817
4,000,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 0.930%), 3.23%, 4/13/20 (a)	4,011
3,285,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.310%), 3.64%, 6/30/22 (a)	3,285
3,800,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%), 3.85%, 1/14/22 (a)	3,833
1,635,000	Hewlett Packard Enterprise Co., 3.50%, 10/05/21	1,665
1,400,000	Hyundai Capital Services Inc. 144A, 1.63%, 8/30/19 (b)	1,399
2,430,000	Indonesia Asahan Aluminium Persero PT 144A, 5.23%, 11/15/21 (b)	2,556
4,345,000	International Business Machines Corp., 2.80%, 5/13/21	4,384
2,600,000	Las Vegas Sands Corp., 3.20%, 8/08/24	2,615
2,320,000	Lennar Corp., 4.13%, 1/15/22	2,378

9 Payden Mutual Funds

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

3,608,000	Nissan Motor Acceptance Corp. 144A, 2.15%, 9/28/20 (b)	$3,588
985,000	Packaging Corp. of America, 2.45%, 12/15/20	985
3,155,000	Pelabuhan Indonesia III Persero PT 144A, 4.50%, 5/02/23 (b)	3,320
2,900,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.20%, 7/15/20 (b)	2,913
1,450,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.65%, 7/29/21 (b)	1,480
1,066,000	Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	1,068
1,657,000	Ryder System Inc., 2.88%, 6/01/22	1,672
8,487,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	8,481
1,550,000	Sirius XM Radio Inc. 144A, 3.88%, 8/01/22 (b)	1,573
1,050,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (b)	1,047
1,595,000	SMBC Aviation Capital Finance DAC 144A, 3.00%, 7/15/22 (b)	1,602
1,415,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (b)	1,400
1,085,000	Smithfield Foods Inc. 144A, 2.70%, 1/31/20 (b)	1,083
1,130,000	Spirit AeroSystems Inc., (3 mo. LIBOR USD + 0.800%), 3.21%, 6/15/21 (a)	1,126
2,621,250	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	2,636
4,170,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (b)	4,170
1,615,000	Takeda Pharmaceutical Co. Ltd. 144A, 3.80%, 11/26/20 (b)	1,643
930,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	876
1,100,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	1,020
1,300,000	United Technologies Corp., 3.35%, 8/16/21	1,326
4,735,000	Verizon Communications Inc., (3 mo. LIBOR USD + 1.000%), 3.41%, 3/16/22 (a)	4,810
2,750,000	Volkswagen Group of America Finance LLC 144A, 3.88%, 11/13/20 (b)	2,797
2,000,000	Vulcan Materials Co., (3 mo. LIBOR USD + 0.600%), 3.01%, 6/15/20 (a)	2,002
4,060,000	Zimmer Biomet Holdings Inc., 2.70%, 4/01/20	4,064

		175,814

Utility (6%)
3,030,000	AES Corp., 4.00%, 3/15/21	3,083
4,501,000	American Electric Power Co. Inc., 2.15%, 11/13/20	4,485
5,001,000	Antero Resources Corp., 5.13%, 12/01/22	4,801
1,989,615	Cenovus Energy Inc., 5.70%, 10/15/19	2,003
3,025,000	CenterPoint Energy Inc., 2.50%, 9/01/22	3,025
2,135,000	CenterPoint Energy Inc., 3.60%, 11/01/21	2,185
1,030,000	Diamondback Energy Inc. 144A, 4.75%, 11/01/24 (b)	1,063
911,000	Dominion Energy Inc., 2.58%, 7/01/20	911
2,135,000	Dominion Energy Inc., 2.72%, 8/15/21	2,139
1,530,000	DTE Energy Co., 1.50%, 10/01/19	1,528
1,595,000	DTE Energy Co., 2.60%, 6/15/22	1,599

Principal or Shares	Security Description	Value (000)

2,073,000	Energy Transfer Operating LP, 4.25%, 3/15/23	$2,163
770,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 3/01/22	824
1,180,000	EQT Corp., 2.50%, 10/01/20	1,172
2,705,000	Fortis Inc., 2.10%, 10/04/21	2,679
1,198,000	Kinder Morgan Inc., 3.05%, 12/01/19	1,199
2,255,000	Kinder Morgan Inc., (3 mo. LIBOR USD + 1.280%), 3.58%, 1/15/23 (a)	2,277
3,280,000	Midwest Connector Capital Co. LLC 144A, 3.63%, 4/01/22 (b)	3,350
4,500,000	NextEra Energy Capital Holdings Inc., 2.90%, 4/01/22	4,576
2,930,000	NextEra Energy Capital Holdings Inc., 3.34%, 9/01/20	2,959
1,815,000	NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24 (b)	1,845
6,105,000	ONEOK Inc., 4.25%, 2/01/22	6,304
2,035,000	Phillips 66 144A, (3 mo. LIBOR USD + 0.750%), 3.05%, 4/15/20 (a)(b)	2,036
4,685,000	PNM Resources Inc., 3.25%, 3/09/21	4,724
1,303,000	QEP Resources Inc., 6.88%, 3/01/21	1,310
4,360,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	4,516
1,000,000	Sempra Energy, 2.40%, 2/01/20	999
4,940,000	Sinopec Group Overseas Development 2017 Ltd. 144A, 2.38%, 4/12/20 (b)	4,938
1,842,857	Southern California Edison Co., 1.85%, 2/01/22	1,808
3,114,000	Southern Co., 2.35%, 7/01/21	3,106
810,000	Sunoco LP/Sunoco Finance Corp., 4.88%, 1/15/23	826
1,346,000	TransCanada PipeLines Ltd., 2.13%, 11/15/19	1,344
2,685,000	WEC Energy Group Inc., 3.10%, 3/08/22	2,727
1,665,000	WEC Energy Group Inc., 3.38%, 6/15/21	1,694
2,525,000	Whiting Petroleum Corp., 5.75%, 3/15/21	2,538
4,275,000	Williams Companies Inc., 5.25%, 3/15/20	4,345

		93,081

Total Corporate Bond (Cost - $586,133)		589,738

Foreign Government (1%)
1,960,000	Abu Dhabi Government International Bond 144A, 2.50%, 10/11/22 (b)	1,975
1,220,000	Argentine Republic Government International Bond, 4.63%, 1/11/23	1,019
2,120,000	Fondo MIVIVIENDA SA 144A, 3.50%, 1/31/23 (b)	2,161
3,130,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (b)	3,309
646,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	706
2,310,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	2,354

Total Foreign Government (Cost - $11,637)		11,524

Mortgage Backed (6%)
3,274,775	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR USD + 1.400%), 3.73%, 11/14/35 (a)(b)	3,282
77,298,372	BANK 2018-BNK14, 0.52%, 9/15/60 (d)	2,821
130,335,739	BENCHMARK 2018-B6 Mortgage Trust, 0.44%, 10/10/51 (d)	3,862

10

Principal or Shares	Security Description	Value (000)

22,549,236	Cantor Commercial Real Estate Lending 2019-CF1, 1.14%, 5/15/52 (d)	$1,917
6,770,000	CHC Commercial Mortgage Trust 2019 - CHC 144A, (1 mo. LIBOR USD + 2.050%), 4.45%, 6/15/34 (a)(b)	6,790
45,091,097	Citigroup Commercial Mortgage Trust 2018-C6, 0.79%, 11/10/51 (d)	2,758
2,860,000	Credit Suisse Mortgage Capital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 1.230%), 3.56%, 5/15/36 (a)(b)	2,871
2,560,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%), 4.47%, 8/25/30 (a)	2,582
6,050,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.250%), 4.52%, 7/25/30 (a)	6,120
4,564,324	Flagstar Mortgage Trust 2018-4 144A, 4.00%, 7/25/48 (b)(d)	4,609
10,560,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 1.400%), 3.67%, 2/25/49 (a)(b)	10,568
2,259,113	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.900%), 5.30%, 7/25/28 (a)	2,282
1,450,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 6.87%, 12/25/42 (a)	1,577
1,122,176	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 13.52%, 10/25/29 (a)	1,384
221,152	HomeBanc Mortgage Trust 2004-1, (1 mo. LIBOR USD + 0.860%), 3.13%, 8/25/29 (a)	214
5,000,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP 144A, (1 mo. LIBOR USD + 1.160%), 3.54%, 7/15/36 (a)(b)	5,011
2,545,267	JP Morgan Mortgage Trust 2017-1 144A, 3.50%, 1/25/47 (b)(d)	2,574
5,424,911	JP Morgan Mortgage Trust 2017-5 144A, 3.00%, 10/26/48 (b)(d)	5,448
3,345,600	Lanark Master Issuer PLC 144A, (3 mo. LIBOR USD + 0.420%), 2.94%, 12/22/69 (a)(b)	3,340
233,496	MLCC Mortgage Investors Trust 2004-1, 4.33%, 12/25/34 (d)	237
426,146	MLCC Mortgage Investors Trust 2006-1, 4.32%, 2/25/36 (d)	432
83,384	Morgan Stanley Mortgage Loan Trust 2004-5AR, 4.47%, 7/25/34 (d)	86
2,188,583	New Residential Mortgage Loan Trust 2017-1 144A, 4.00%, 2/25/57 (b)(d)	2,273
4,969,786	New Residential Mortgage Loan Trust 2017-3 144A, 4.00%, 4/25/57 (b)(d)	5,161
4,983,523	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (b)(d)	5,197
1,672,457	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	1,373
1,481,539	Sequoia Mortgage Trust 2017-CH2 144A, 4.00%, 12/25/47 (b)(d)	1,498

Principal or Shares	Security Description	Value (000)

2,673,975	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 3.92%, 4/25/43 (a)(b)	$2,689
2,750,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%), 6.02%, 4/25/43 (a)(b)	2,874
650,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 12.77%, 2/25/47 (a)(b)	711

Total Mortgage Backed (Cost - $91,778)		92,541

U.S. Treasury (35%)
50,110,000	U.S. Treasury Bill, 1.93%, 6/18/20 (e)	49,240
30,000,000	U.S. Treasury Note, 1.63%, 6/30/21	29,849
23,000,000	U.S. Treasury Note, 1.75%, 7/31/21	22,940
20,000,000	U.S. Treasury Note, 1.75%, 6/15/22	19,957
168,021,000	U.S. Treasury Note, 2.13%, 5/31/21	168,648
67,025,000	U.S. Treasury Note, 2.13%, 5/15/22	67,520
47,300,000	U.S. Treasury Note, 2.25%, 4/15/22	47,785
5,000,000	U.S. Treasury Note, 2.63%, 5/15/21 (f)	5,061
98,415,000	U.S. Treasury Note, 2.63%, 6/15/21	99,718

Total U.S. Treasury (Cost - $510,482)		510,718

Investment Company (1%)
13,062,513	Payden Cash Reserves Money Market Fund *
	(Cost - $13,063)	13,063

Total Investments (Cost - $1,461,684) (100%)		1,468,311
Liabilities in excess of Other Assets (0%)		(131)

Net Assets (100%)		$1,468,180

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)

All or a portion of these securities are on loan. At July 31, 2019, the total market value of the Fund’s securities on loan is $5,695 and the total market value of the collateral held by the Fund is $5,865. Amounts in 000s.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Yield to maturity at time of purchase.
(f)	All or a portion of the security is pledged to cover futures contract margin requirements.

11 Payden Mutual Funds

Payden Low Duration Fund continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	884	Sep-19	$189,535	$15	$15

Total Futures					$15

Payden U.S. Government Fund

Schedule of Investments - July 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (3%)
998,525	Fannie Mae Grantor Trust 2017-T1, 2.90%, 6/25/27 (Cost - $1,020)	$1,025

FDIC Guaranteed (4%)
83,747	FDIC 2010-R1 Trust 144A, 2.18%, 5/25/50 (a)	84
845,686	FDIC Guaranteed Notes Trust 2010-S1 144A, 3.25%, 4/25/38 (a)	855
131,613	FDIC Guaranteed Notes Trust 2010-S3 144A, 2.74%, 12/03/20 (a)	131
540,560	FDIC Guaranteed Notes Trust 2010-S4 144A, (1 mo. LIBOR USD + 0.720%), 3.10%, 12/04/20 (a)(b)	540

Total FDIC Guaranteed (Cost - $1,606)		1,610

Mortgage Backed (92%)
224,229	FH 1Q1363 ARM, (12 mo. LIBOR USD + 1.770%), 4.63%, 2/01/36 (b)	235
135,815	FH 2B0709 ARM, (12 mo. LIBOR USD + 1.750%), 4.50%, 8/01/42 (b)	141
175,202	FH 2B0972 ARM, (12 mo. LIBOR USD + 1.770%), 4.62%, 11/01/42 (b)	182
179,903	FH 2B1333 ARM, (12 mo. LIBOR USD + 1.650%), 4.55%, 4/01/43 (b)	186
977,016	FH 2B4763 ARM, (12 mo. LIBOR USD + 1.620%), 2.56%, 10/01/45 (b)	990
226,485	FH 849486 ARM, (12 mo. LIBOR USD + 1.860%), 4.75%, 8/01/41 (b)	238
1,165,931	FH 849506 ARM, (12 mo. LIBOR USD + 1.610%), 2.91%, 11/01/44 (b)	1,186
550,000	FHLMC Multifamily Structured Pass-Through Certificates, 3.06%, 8/25/24 (c)	571
2,000,000	FN, 3.00%, 15YR TBA (d)	2,040
478,160	FN 890434 15YR, 3.00%, 7/01/27	489
444,171	FN AE0193 ARM, (12 mo. LIBOR USD + 1.723%), 4.63%, 7/01/40 (b)	466
290,982	FN AI4019 ARM, (12 mo. LIBOR USD + 1.750%), 4.53%, 7/01/41 (b)	304
1,237,272	FN AL2095 15YR, 3.00%, 6/01/27	1,264
987,198	FN AL2221 15YR, 3.00%, 7/01/27	1,008
261,479	FN AL5596 ARM, (12 mo. LIBOR USD + 1.557%), 4.67%, 2/01/44 (b)	272
453,026	FN AL5790 ARM, (12 mo. LIBOR USD + 1.562%), 2.50%, 10/01/44 (b)	466
560,044	FN AL5967 ARM, (12 mo. LIBOR USD + 1.575%), 2.56%, 11/01/44 (b)	577
1,140,043	FN AL7648 ARM, (12 mo. LIBOR USD + 1.585%), 2.58%, 10/01/45 (b)	1,148
589,772	FN AO7975 15YR, 3.00%, 6/01/27	602
665,293	FN AP4746 15YR, 3.00%, 8/01/27	679
1,289,321	FN AS1745 15YR, 3.00%, 2/01/29	1,320
1,175,162	FN AS4186 15YR, 2.50%, 1/01/30	1,183
529,295	FN AS6443 15YR, 3.00%, 12/01/30	541
1,006,428	FN AS8013 15YR, 2.50%, 9/01/31	1,014
165,838	FN AU6974 ARM, (12 mo. LIBOR USD + 1.580%), 4.45%, 11/01/43 (b)	172

Principal or Shares	Security Description	Value (000)

354,565	FN AU8673 ARM, (12 mo. LIBOR USD + 1.530%), 4.66%, 2/01/44 (b)	$365
1,360,381	FN AZ2886 ARM, (12 mo. LIBOR USD + 1.600%), 2.66%, 9/01/45 (b)	1,373
1,049,574	FN AZ4380 ARM, (12 mo. LIBOR USD + 1.590%), 2.52%, 8/01/45 (b)	1,070
1,429,378	FN BD2473 ARM, (12 mo. LIBOR USD + 1.620%), 2.53%, 1/01/47 (b)	1,439
801,520	FN BJ9215 30YR, 4.00%, 6/01/48	837
958,675	FN BK4740 30YR, 4.00%, 8/01/48	998
1,353,764	FN BM3938 15YR, 3.50%, 4/01/33	1,409
1,749,273	FN CA2469 30YR, 4.00%, 10/01/48	1,816
906,789	FN MA3521 30YR, 4.00%, 11/01/48	939
1,088,341	FN MA3536 30YR, 4.00%, 12/01/48	1,127
183,119	FNR 2002-10-FA, (1 mo. LIBOR USD + 0.750%), 3.02%, 2/25/32 (b)	186
810,123	G2 778200, 4.00%, 2/20/32	850
454,868	G2 778203, 4.75%, 2/20/32	484
1,136,849	G2 AD0857, 3.75%, 9/20/33	1,184
382,456	G2 AY5132, 3.25%, 7/20/37	392
766,622	G2 AY5138, 3.25%, 12/20/37	793
871,145	GN 728153, 5.50%, 10/15/29	930
492,777	GN 737791 30YR, 4.50%, 12/15/40	533
6,899,914	GNR 2014-79 ST, 1.07%, 7/20/29 (c)	148

Total Mortgage Backed (Cost - $34,350)		34,147

NCUA Guaranteed (1%)
441,689	NCUA Guaranteed Notes Trust 2010-R3, 2.40%, 12/08/20 (Cost - $442)	443

U.S. Treasury (4%)
1,400,000	U.S. Treasury Bill, 2.06%, 8/20/19 (e) (Cost - $1,398)	1,399

Investment Company (1%)
332,914	Payden Cash Reserves Money Market Fund * (Cost - $333)	333

Total Investments (Cost - $39,149) (105%)		38,957
Liabilities in excess of Other Assets (-5%)		(1,834)

Net Assets (100%)		$37,123

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019.
(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security was purchased on a delayed delivery basis.
(e)	Yield to maturity at time of purchase.

13 Payden Mutual Funds

Payden U.S. Government Fund continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Long Contracts:
U.S. Treasury 10-Year Note Future	10	Sep-19	$1,274	$(8)	$(8)

Total Futures					$(8)

Payden GNMA Fund

Schedule of Investments - July 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Mortgage Backed (139%)
457,517	FH 1J1279 ARM, (12 mo. LIBOR USD + 1.520%), 4.60%, 4/01/36 (a)	$476
727,081	FH 1Q0062 ARM, (6 mo. LIBOR USD + 1.562%), 4.22%, 11/01/35 (a)	752
551,378	FHLMC Multifamily Structured Pass-Through Certificates, (1 mo. LIBOR USD + 0.380%), 2.78%, 5/25/22 (a)	552
2,044,991	FN BM2007 30YR, 4.00%, 9/01/48	2,121
137,887	FNR 2007-110 FA, (1 mo. LIBOR USD + 0.620%), 2.89%, 12/25/37 (a)	139
8,930,000	G2, 3.00%, 30YR TBA (b)	9,128
27,520,000	G2, 3.50%, 30YR TBA (b)	28,459
12,530,000	G2, 4.00%, 30YR TBA (b)	13,015
4,000,000	G2, 4.50%, 30YR TBA (b)	4,166
430,233	G2 3711 30YR, 5.50%, 5/20/35	477
565,272	G2 3747 30YR, 5.00%, 8/20/35	609
337,560	G2 3772 30YR, 5.00%, 10/20/35	364
642,250	G2 3785 30YR, 5.00%, 11/20/35	692
796,326	G2 4802 30YR, 5.00%, 9/20/40	876
2,850,277	G2 4853 30YR, 4.00%, 11/20/40	3,025
440,069	G2 4978 30YR, 4.50%, 3/20/41	472
574,834	G2 5055 30YR, 4.50%, 5/20/41	616
1,101,978	G2 5083 30YR, 5.00%, 6/20/41	1,210
1,444,252	G2 5115 30YR, 4.50%, 7/20/41	1,547
476,909	G2 5140 30YR, 4.50%, 8/20/41	511
2,818,993	G2 5258 30YR, 3.50%, 12/20/41	2,957
625,269	G2 770239 30YR, 4.00%, 2/20/42	662
224,853	G2 80013 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.13%, 11/20/26 (a)	227
471,424	G2 80029 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 1/20/27 (a)	486
524,931	G2 80044 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 2/20/27 (a)	541
630,398	G2 80052 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 3/20/27 (a)	650
537,218	G2 80059 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.63%, 4/20/27 (a)	554
45,630	G2 8006 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.75%, 7/20/22 (a)	46
1,150,244	G2 80074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.63%, 5/20/27 (a)	1,186
2,159,850	G2 80152 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 1/20/28 (a)	2,231
575,112	G2 80154 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 1/20/28 (a)	594

Principal or Shares	Security Description	Value (000)

985,125	G2 80169 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 2/20/28 (a)	$1,018
1,342,408	G2 80184 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.63%, 4/20/28 (a)	1,386
66,760	G2 80311 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.75%, 8/20/29 (a)	69
1,305,341	G2 80319 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.75%, 9/20/29 (a)	1,356
205,211	G2 8041 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.75%, 8/20/22 (a)	207
65,815	G2 80424 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.75%, 7/20/30 (a)	68
183,490	G2 80428 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.75%, 7/20/30 (a)	191
383,586	G2 80541 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.75%, 9/20/31 (a)	400
279,864	G2 80569 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 1/20/32 (a)	291
67,936	G2 80579 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 2/20/32 (a)	71
982,856	G2 80637 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.75%, 9/20/32 (a)	1,024
2,026,242	G2 80795 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.13%, 12/20/33 (a)	2,107
865,761	G2 80826 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 2/20/34 (a)	901
1,261,118	G2 80835 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 2/20/34 (a)	1,312
209,171	G2 80837 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 2/20/34 (a)	218
225,210	G2 81018 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.75%, 8/20/34 (a)	235
8,546	G2 81044 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.75%, 8/20/34 (a)	9
30,015	G2 8121 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 1/20/23 (a)	31

15 Payden Mutual Funds

Payden GNMA Fund continued

Principal or Shares	Security Description	Value (000)

777,711	G2 81214 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 1/20/35 (a)	$810
291,926	G2 81220 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 1/20/35 (a)	301
266,961	G2 81278 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 3/20/35 (a)	278
1,212,961	G2 81282 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 3/20/35 (a)	1,263
1,393,687	G2 82074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.63%, 5/20/38 (a)	1,447
1,018,574	G2 82107 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.75%, 7/20/38 (a)	1,065
117,248	G2 82151 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.75%, 9/20/38 (a)	118
48,801	G2 8228 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.75%, 7/20/23 (a)	50
1,929,355	G2 82457 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 1/20/40 (a)	2,008
1,108,299	G2 82463 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 1/20/40 (a)	1,154
914,974	G2 82737 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 2/20/41 (a)	953
278,583	G2 83031 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 1/20/42 (a)	283
115,625	G2 8358 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 1/20/24 (a)	118
493,456	G2 8547 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.13%, 11/20/24 (a)	506
67,476	G2 8595 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.00%, 2/20/25 (a)	69
17,699	G2 8855 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.13%, 10/20/21 (a)	18
244,713	G2 8968 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.75%, 9/20/26 (a)	253
809,605	G2 8991 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.13%, 10/20/26 (a)	834
1,365,330	G2 AY5132, 3.25%, 7/20/37	1,400
1,534,074	G2 AY5138, 3.25%, 12/20/37	1,587

Principal or Shares	Security Description	Value (000)

3,178,986	G2 MA0698 30YR, 3.00%, 1/20/43	$3,277
3,384,860	G2 MA1012 30YR, 3.50%, 5/20/43	3,541
3,113,375	G2 MA1089 30YR, 3.00%, 6/20/43	3,209
2,914,230	G2 MA1520 30YR, 3.00%, 12/20/43	3,003
3,198,649	G2 MA2304 30YR, 4.00%, 10/20/44	3,367
2,790,789	G2 MA2522 30YR, 4.00%, 1/20/45	2,949
556,293	G2 MA3173 30YR, 3.50%, 10/20/45	580
1,721,880	G2 MA3454 30YR, 3.50%, 2/20/46	1,788
3,659,620	G2 MA3597 30YR, 3.50%, 4/20/46	3,801
2,882,757	G2 MA3662 30YR, 3.00%, 5/20/46	2,962
3,623,145	G2 MA3663 30YR, 3.50%, 5/20/46	3,763
3,195,760	G2 MA3735 30YR, 3.00%, 6/20/46	3,282
2,846,641	G2 MA3802 30YR, 3.00%, 7/20/46	2,924
1,290,615	G2 MA3936 30YR, 3.00%, 9/20/46	1,326
1,563,378	G2 MA4069 30YR, 3.50%, 11/20/46	1,624
415,759	G2 MA4127 30YR, 3.50%, 12/20/46	432
2,575,789	G2 MA4195 30YR, 3.00%, 1/20/47	2,646
1,107,533	G2 MA4197 30YR, 4.00%, 1/20/47	1,159
1,279,425	G2 MA4262 30YR, 3.50%, 2/20/47	1,328
833,063	G2 MA4263 30YR, 4.00%, 2/20/47	871
1,568,422	G2 MA4321 30YR, 3.50%, 3/20/47	1,628
1,889,395	G2 MA4322 30YR, 4.00%, 3/20/47	1,980
2,057,821	G2 MA4719 30YR, 3.50%, 9/20/47	2,130
1,226,294	G2 MA4962 30YR, 3.50%, 1/20/48	1,269
547,364	GN 366983 30YR, 4.00%, 6/15/41	582
1,278,672	GN 455989, 5.00%, 7/15/26	1,357
193,589	GN 558954, 5.25%, 5/15/29	207
711,613	GN 558956, 4.50%, 6/15/29	758
295,806	GN 605099 30YR, 5.50%, 3/15/34	334
667,599	GN 616826 30YR, 5.50%, 1/15/35	755
1,543,383	GN 710868 30YR, 5.50%, 9/15/39	1,702
526,500	GN 728153, 5.50%, 10/15/29	562
233,277	GN 728159, 5.25%, 11/15/29	249
250,327	GN 781636 30YR, 5.50%, 7/15/33	282
286,330	GN 781810 30YR, 5.50%, 10/15/34	323
266	GNR 2000-22 FG, (1 mo. LIBOR USD + 0.200%), 2.53%, 5/16/30 (a)	—
723,786	GNR 2001-22 FG, (1 mo. LIBOR USD + 0.350%), 2.68%, 5/16/31 (a)	724
363,861	GNR 2001-35 FA, (1 mo. LIBOR USD + 0.250%), 2.58%, 8/16/31 (a)	364
222,983	GNR 2001-59 FA, (1 mo. LIBOR USD + 0.400%), 2.73%, 11/16/24 (a)	224
173,216	GNR 2002-13 FA, (1 mo. LIBOR USD + 0.500%), 2.83%, 2/16/32 (a)	173
299,534	GNR 2002-72 FA, (1 mo. LIBOR USD + 0.400%), 2.67%, 10/20/32 (a)	300
137,786	GNR 2002-72 FB, (1 mo. LIBOR USD + 0.400%), 2.67%, 10/20/32 (a)	138
968,300	GNR 2002-72 FE, (1 mo. LIBOR USD + 0.400%), 2.67%, 10/20/32 (a)	970
105,207	GNR 2002-76 F, (1 mo. LIBOR USD + 0.200%), 2.53%, 1/16/31 (a)	105
60,829	GNR 2002-76 FY, (1 mo. LIBOR USD + 0.300%), 2.63%, 12/16/26 (a)	61
868,720	GNR 2003-71 FC, (1 mo. LIBOR USD + 0.500%), 2.77%, 7/20/33 (a)	874

16

Principal or Shares	Security Description	Value (000)

898,483	GNR 2003-94 FB, (1 mo. LIBOR USD + 0.300%), 2.63%, 12/16/30 (a)	$899
1,676,203	GNR 2004-56 F, (1 mo. LIBOR USD + 0.400%), 2.67%, 6/20/33 (a)	1,685
962,554	GNR 2004-59 FH, (1 mo. LIBOR USD + 0.250%), 2.58%, 8/16/34 (a)	961
824,389	GNR 2004-86 FG, (1 mo. LIBOR USD + 0.400%), 2.67%, 7/20/34 (a)	826
256,549	GNR 2006-47 FA, (1 mo. LIBOR USD + 0.200%), 2.53%, 8/16/36 (a)	256
1,590,729	GNR 2006-60 FK, (1 mo. LIBOR USD + 0.200%), 2.53%, 11/20/36 (a)	1,585
1,182,630	GNR 2007-54 FC, (1 mo. LIBOR USD + 0.260%), 2.53%, 9/20/37 (a)	1,180
455,380	GNR 2007-76 FB, (1 mo. LIBOR USD + 0.500%), 2.77%, 11/20/37 (a)	458
1,412,904	GNR 2008-11 FB, (1 mo. LIBOR USD + 0.600%), 2.87%, 2/20/38 (a)	1,427
1,227,357	GNR 2008-15 CF, (1 mo. LIBOR USD + 0.510%), 2.78%, 2/20/38 (a)	1,235
341,522	GNR 2008-2 FH, (1 mo. LIBOR USD + 0.450%), 2.72%, 1/20/38 (a)	343
1,596,015	GNR 2008-67 UF, (1 mo. LIBOR USD + 0.450%), 2.72%, 6/20/38 (a)	1,608
552,644	GNR 2009-87 FB, (1 mo. LIBOR USD + 0.650%), 2.92%, 9/20/39 (a)	559
204,154	GNR 2010-57 WF, (1 mo. LIBOR USD + 0.400%), 2.73%, 3/16/38 (a)	204
706,454	GNR 2011-153 LF, (1 mo. LIBOR USD + 0.250%), 2.58%, 7/16/41 (a)	703
699,637	GNR 2012-18 AF, (1 mo. LIBOR USD + 0.300%), 2.57%, 2/20/38 (a)	697
1,732,594	GNR 2012-98 FM, (1 mo. LIBOR USD + 0.200%), 2.47%, 12/20/38 (a)	1,733
16,022,399	GNR 2014-79 ST, 1.07%, 7/20/29 (c)	344

Principal or Shares	Security Description	Value (000)

958,903	GNR 2017-68 AF, (1 mo. LIBOR USD
	+ 0.350%), 2.75%, 5/20/47 (a)	$958

Total Mortgage Backed (Cost - $186,415)		188,294

NCUA Guaranteed (0%)
806,170	NCUA Guaranteed Notes Trust 2010-R1, 1A, (1
	mo. LIBOR USD
	+ 0.450%) 2.81%, 10/07/20 (a)
	(Cost - $806)	807

U.S. Treasury (3%)
4,100,000	U.S. Treasury Bill, 2.06%, 8/20/19 (d)
	(Cost - $4,096)	4,096

Investment Company (1%)
1,447,880	Payden Cash Reserves Money Market Fund *
	(Cost - $1,448)	1,448

Total Investments (Cost - $192,765) (143%)		194,645
Liabilities in excess of Other Assets (-43%)		(58,949)

Net Assets (100%)		$135,696

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019.
(b)	Security was purchased on a delayed delivery basis.
(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Yield to maturity at time of purchase.

17 Payden Mutual Funds

Payden Core Bond Fund

Schedule of Investments - July 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (5%)
1,500,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo. LIBOR USD + 1.500%), 3.80%, 7/15/27 (a)(b)	$1,496
2,000,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%), 4.75%, 7/18/27 (a)(b)	1,954
1,565,000	Atrium XII 144A, (3 mo. LIBOR USD + 2.800%), 5.08%, 4/22/27 (a)(b)	1,538
5,000,000	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%), 3.08%, 1/20/28 (a)(b)	4,985
2,320,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 1.750%), 4.20%, 6/09/30 (a)(b)	2,320
71,776	Chase Funding Mortgage Loan Asset-Backed Certificates, (1 mo. LIBOR USD + 0.660%), 2.93%, 11/25/32 (a)	71
2,000,000	CIFC Funding 2017-III Ltd. 144A, (3 mo. LIBOR USD + 1.220%), 3.50%, 7/20/30 (a)(b)	2,000
1,700,000	CIFC Funding 2017-III Ltd. 144A, (3 mo. LIBOR USD + 1.800%), 4.08%, 7/20/30 (a)(b)	1,701
2,126,600	Domino’s Pizza Master Issuer LLC 144A, (3 mo. LIBOR USD + 1.250%), 3.53%, 7/25/47 (a)(b)	2,133
2,600,000	First Investors Auto Owner Trust 2016-2 144A, 2.53%, 7/15/22 (b)	2,593
1,300,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%), 3.88%, 9/15/28 (a)(b)	1,298
3,000,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.650%), 4.98%, 9/15/28 (a)(b)	2,969
1,600,000	Grippen Park CLO Ltd. 144A, (3 mo. LIBOR USD + 3.300%), 5.58%, 1/20/30 (a)(b)	1,575
2,700,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.080%), 3.41%, 8/15/28 (a)(b)	2,712
1,950,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.450%), 3.78%, 8/15/28 (a)(b)	1,959
2,550,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 1.450%), 3.73%, 4/21/25 (a)(b)	2,535
2,400,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 3.41%, 6/15/36 (a)(b)	2,411
898,116	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	943
1,750,000	LCM XXI LP 144A, (3 mo. LIBOR USD + 2.000%), 4.28%, 4/20/28 (a)(b)	1,741
2,700,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 3.48%, 6/15/28 (a)(b)	2,707
1,650,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 3.87%, 4/30/27 (a)(b)	1,650
3,334,800	Planet Fitness Master Issuer LLC 144A, 4.26%, 9/05/48 (b)	3,434
1,900,000	Regatta Funding LP 2013-2A 144A, (3 mo. LIBOR USD + 2.700%), 5.00%, 1/15/29 (a)(b)	1,900
2,260,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.400%), 3.67%, 7/15/38 (a)(b)	2,268
2,477,550	Taco Bell Funding LLC 144A, 4.32%, 11/25/48 (b)	2,558

Principal or Shares	Security Description	Value (000)

1,025,322	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	$1,028
2,284,275	Wingstop Funding 2018-1 LLC 144A, 4.97%, 12/05/48 (b)	2,369

Total Asset Backed (Cost - $56,665)		56,848

Bank Loans(c) (2%)
1,957,450	Altice France SA Term Loan B11 1L, (LIBOR USD 1-Month + 2.750%), 4.98%, 7/31/25	1,893
1,396,500	Dole Food Co. Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 5.00%, 4/06/24	1,386
983,147	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%), 5.76%, 10/22/25	990
1,864,958	Golden Nugget LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 5.02%, 10/04/23	1,871
1,943,355	Harbor Freight Tools USA Inc. Term Loan 1L, (LIBOR USD 1-Month + 2.500%), 4.73%, 8/18/23	1,913
1,194,837	Hilton Worldwide Finance LLC Term Loan B2 1L, (LIBOR USD 1-Month + 1.750%), 4.02%, 6/22/26	1,200
1,957,557	Infor (U.S.) Inc. Term Loan B6 1L, (LIBOR USD 1-Month + 2.750%), 5.08%, 2/01/22	1,961
1,960,000	Mauser Packaging Solutions Holding Co. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%), 5.59%, 4/03/24	1,932
3,796,313	Wyndham Hotels & Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 3.98%, 5/30/25	3,811

Total Bank Loans (Cost - $17,055)		16,957

Commercial Paper (1%)
10,200,000	Xcel Energy Inc., 2.45%, 8/16/19 (d) (Cost - $10,190)	10,189

Corporate Bond (34%)
Financial (13%)
4,170,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 10/01/21	4,365
1,450,000	Ares Capital Corp., 3.50%, 2/10/23	1,450
1,650,000	Ares Capital Corp., 3.63%, 1/19/22	1,665
2,055,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (b)	2,137
5,205,000	Bank of America Corp., (3 mo. LIBOR USD + 1.060%), 3.56%, 4/23/27 (a)	5,430
3,145,000	Bank of Montreal, (5 yr. Swap Semi 30/360 USD + 1.280%), 4.34%, 10/05/28 (a)	3,309
2,090,000	Barclays PLC, 4.38%, 9/11/24	2,146
2,950,000	Blackstone Holdings Finance Co. LLC 144A, 4.75%, 2/15/23 (b)	3,171
515,000	Block Financial LLC, 4.13%, 10/01/20	523
3,235,000	Canadian Imperial Bank of Commerce, 3.10%, 4/02/24	3,298
975,000	CIT Group Inc., (3 mo. LIBOR USD + 3.972%), 5.80%, (a)(e)	992
2,905,000	Citigroup Inc., (3 mo. LIBOR USD + 0.897%), 3.35%, 4/24/25 (a)	2,985
1,225,000	Citigroup Inc., 4.45%, 9/29/27	1,322

18

Principal or Shares	Security Description	Value (000)

3,140,000	Comerica Inc., 4.00%, 2/01/29	$3,384
900,000	Compass Bank, 3.88%, 4/10/25	929
1,250,000	Equinix Inc., 2.88%, 10/01/25 EUR (f)	1,442
2,315,000	First Midwest Bancorp Inc., 5.88%, 9/29/26	2,502
1,600,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (b)	1,708
1,340,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	1,326
2,550,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.235%), 3.75%, 2/15/23 (a)	2,505
1,385,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	1,387
1,330,000	FS KKR Capital Corp., 4.25%, 1/15/20	1,335
2,595,000	FS KKR Capital Corp., 4.75%, 5/15/22	2,629
3,400,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 0.750%), 3.27%, 2/23/23 (a)	3,399
1,000,000	Goldman Sachs Group Inc., 3.63%, 2/20/24	1,039
1,700,000	Hospitality Properties Trust, 5.25%, 2/15/26	1,747
4,305,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.730%), 3.56%, 4/23/24 (a)	4,463
3,450,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43 (b)	4,030
2,450,000	Lincoln National Corp., 7.00%, 6/15/40	3,384
2,350,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%), 3.19%, 11/28/23 (a)(b)	2,391
2,750,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.372%), 3.76%, 11/28/28 (a)(b)	2,822
2,455,000	Manulife Financial Corp., (USD Swap Rate 11:00 am NY 1 + 1.647%), 4.06%, 2/24/32 (a)	2,512
1,500,000	Massachusetts Mutual Life Insurance Co. 144A, 4.50%, 4/15/65 (b)	1,673
2,200,000	Morgan Stanley, (3 mo. LIBOR USD + 0.847%), 3.74%, 4/24/24 (a)	2,287
1,500,000	Nationwide Building Society 144A, (3 mo. LIBOR USD + 1.452%), 4.30%, 3/08/29 (a)(b)	1,565
2,000,000	Nationwide Financial Services Inc. 144A, 5.30%, 11/18/44 (b)	2,303
1,300,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (b)	2,135
1,965,000	NatWest Markets PLC 144A, 3.63%, 9/29/22 (b)	1,993
1,450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (b)	2,332
2,850,000	PNC Financial Services Group Inc., 2.60%, 7/23/26	2,847
2,345,000	Protective Life Corp. 144A, 4.30%, 9/30/28 (b)	2,495
2,215,000	Regions Bank, (3 mo. LIBOR USD + 0.500%), 3.04%, 8/13/21 (a)	2,215
2,000,000	Regions Financial Corp., 3.20%, 2/08/21	2,021
1,295,000	Santander Holdings USA Inc., 2.65%, 4/17/20	1,295
2,325,000	Santander UK Group Holdings PLC, (3 mo. LIBOR USD + 1.570%), 4.80%, 11/15/24 (a)	2,471
835,000	Senior Housing Properties Trust, 4.75%, 5/01/24	854
1,045,000	Senior Housing Properties Trust, 6.75%, 4/15/20	1,053
4,470,000	Shriram Transport Finance Co. Ltd. 144A, 5.95%, 10/24/22 (b)	4,584
2,740,000	SLM Corp., 5.13%, 4/05/22	2,774

Principal or Shares	Security Description	Value (000)

1,560,000	Synchrony Bank, 3.00%, 6/15/22	$1,570
227,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (b)	324
3,000,000	Toronto-Dominion Bank, 2.65%, 6/12/24	3,026
2,995,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	4,335
2,760,000	WEA Finance LLC 144A, 4.63%, 9/20/48 (b)	3,067
3,640,000	Wells Fargo & Co., (3 mo. LIBOR USD + 1.170%), 3.20%, 6/17/27 (a)	3,716

		130,662

Industrial (14%)
1,450,000	1011778 BC ULC/New Red Finance Inc. 144A, 5.00%, 10/15/25 (b)	1,483
2,655,000	American University, 3.67%, 4/01/49	2,779
2,400,000	Anheuser-Busch InBev Worldwide Inc., 4.60%, 4/15/48	2,621
650,000	AT&T Inc., 2.95%, 7/15/26	653
4,810,000	AT&T Inc., 4.35%, 3/01/29	5,199
2,990,000	Avolon Holdings Funding Ltd. 144A, 4.38%, 5/01/26 (b)	3,096
1,755,000	Bayer U.S. Finance II LLC 144A, 3.88%, 12/15/23 (b)	1,811
1,950,000	Bayer U.S. Finance II LLC 144A, 4.25%, 12/15/25 (b)	2,049
1,755,000	Bayer U.S. Finance II LLC 144A, 4.38%, 12/15/28 (b)	1,845
2,710,000	Boise Cascade Co. 144A, 5.63%, 9/01/24 (b)	2,791
2,485,000	Bristol-Myers Squibb Co. 144A,
	2.90%, 7/26/24 (b)	2,543
2,760,000	Bristol-Myers Squibb Co. 144A,
	4.13%, 6/15/39 (b)	3,017
4,470,000	Broadcom Inc. 144A, 3.63%, 10/15/24 (b)	4,484
2,980,000	Broadcom Inc. 144A, 4.75%, 4/15/29 (b)	3,038
1,755,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/01/24	1,863
2,640,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	2,911
2,870,000	Cigna Corp. 144A, (3 mo. LIBOR USD + 0.650%), 3.06%, 9/17/21 (a)(b)	2,871
4,335,000	Cigna Corp. 144A, 4.13%, 11/15/25 (b)	4,607
1,205,000	Cigna Corp. 144A, 4.80%, 8/15/38 (b)	1,318
4,360,000	Conagra Brands Inc., 5.40%, 11/01/48	4,899
1,250,000	Crown European Holdings SA, 2.88%, 2/01/26 EUR (f)(g)	1,506
1,550,000	CVS Health Corp., 3.70%, 3/09/23	1,600
1,600,000	CVS Health Corp., 4.78%, 3/25/38	1,700
1,250,000	CVS Health Corp., 5.05%, 3/25/48	1,357
3,270,000	Daimler Finance North America LLC 144A, (3 mo. LIBOR USD + 0.840%), 3.13%, 5/04/23 (a)(b)	3,275
700,000	DaVita Inc., 5.13%, 7/15/24	701
815,000	Delta Air Lines Inc., 2.88%, 3/13/20	815
1,695,000	Dignity Health, 3.13%, 11/01/22	1,720
1,165,000	Dignity Health, 4.50%, 11/01/42	1,187
2,100,000	Dollar Tree Inc., 3.70%, 5/15/23	2,167
3,350,000	Express Scripts Holding Co., 3.05%, 11/30/22	3,397
1,600,000	Ford Motor Credit Co. LLC, 3.10%, 5/04/23	1,581
2,785,000	General Electric Co., 6.75%, 3/15/32	3,492

19 Payden Mutual Funds

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

2,040,000	HCA Inc., 5.00%, 3/15/24	$2,215
1,210,000	JBS Investments II GmbH 144A, 5.75%, 1/15/28 (b)	1,232
2,380,000	Keurig Dr Pepper Inc., 3.20%, 11/15/21	2,401
1,725,000	Keurig Dr Pepper Inc., 4.42%, 5/25/25	1,854
1,420,496	Latam Airlines 2015-1 Pass-Through Trust A, 4.20%, 11/15/27	1,442
3,000,000	Lennar Corp., 4.75%, 11/29/27	3,165
1,515,000	Marathon Oil Corp., 6.60%, 10/01/37	1,867
2,805,000	Mylan NV, 3.95%, 6/15/26	2,865
1,045,000	North Shore Long Island Jewish Health Care Inc., 6.15%, 11/01/43	1,402
1,500,000	Northwell Healthcare Inc., 4.26%, 11/01/47	1,615
3,015,000	Orange SA, 9.00%, 3/01/31	4,643
1,001,000	Perrigo Finance PLC, 3.50%, 12/15/21	998
346,537	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 6.88%, 2/15/21	348
1,600,000	Sabre GLBL Inc. 144A, 5.38%, 4/15/23 (b)	1,644
1,485,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	1,482
4,060,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (b)	4,050
2,830,000	Tencent Holdings Ltd. 144A, 3.98%, 4/11/29 (b)	2,987
1,475,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	1,390
2,355,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	1,843
4,820,000	Toledo Hospital, 6.02%, 11/15/48	5,605
2,100,000	Toll Brothers Finance Corp., 4.38%, 4/15/23 (h)	2,179
1,195,000	Tribune Media Co., 5.88%, 7/15/22	1,221
2,110,000	United Technologies Corp., 4.13%, 11/16/28	2,334
2,480,000	UnitedHealth Group Inc., 3.88%, 8/15/59	2,505
2,400,000	Vodafone Group PLC, 5.25%, 5/30/48	2,703
5,500,000	Volkswagen Group of America Finance LLC 144A, 4.25%, 11/13/23 (b)	5,845
1,120,000	Wabtec Corp., 4.40%, 3/15/24	1,177
2,100,000	Wabtec Corp., 4.95%, 9/15/28	2,270
3,680,000	Walmart Inc., 3.05%, 7/08/26	3,842
1,010,000	XPO Logistics Inc. 144A, 6.13%, 9/01/23 (b)	1,043

		150,543

Utility (7%)
129,284	Alliance Pipeline LP 144A, 7.00%, 12/31/19 (b)	131
1,890,000	Alliant Energy Finance LLC 144A, 3.75%, 6/15/23 (b)	1,961
2,140,000	Antero Resources Corp., 5.13%, 12/01/22	2,054
990,000	Boardwalk Pipelines LP, 4.45%, 7/15/27	1,012
2,110,000	Carrizo Oil & Gas Inc., 6.25%, 4/15/23 (h)	2,083
2,480,000	Cenovus Energy Inc., 6.75%, 11/15/39	2,981
1,170,000	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. 144A, 4.15%, 8/15/26 (b)	1,214
1,596,075	Cometa Energia SA de CV 144A, 6.38%, 4/24/35 (b)	1,668
2,595,000	Duke Energy Corp., 4.20%, 6/15/49	2,791
2,200,000	Encana Corp., 6.63%, 8/15/37	2,693
2,700,000	Energy Transfer Operating LP, 6.50%, 2/01/42	3,202

Principal or Shares	Security Description	Value (000)

1,500,000	EnLink Midstream Partners LP, (3 mo. LIBOR USD + 4.110%), 6.00%, (a)(e)	$1,178
2,400,000	Entergy Louisiana LLC, 5.00%, 7/15/44	2,482
2,960,000	Enterprise Products Operating LLC, 4.80%, 2/01/49	3,300
1,800,000	EQM Midstream Partners LP, 4.75%, 7/15/23	1,843
1,850,000	EQT Corp., 3.00%, 10/01/22	1,800
1,320,445	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (b)	1,378
1,300,000	Hess Corp., 5.60%, 2/15/41	1,377
2,000,000	Hess Corp., 7.30%, 8/15/31	2,445
2,100,000	Kinder Morgan Inc., 5.30%, 12/01/34	2,400
2,180,000	Laredo Petroleum Inc., 5.63%, 1/15/22	2,027
2,355,000	Midwest Connector Capital Co. LLC 144A, 4.63%, 4/01/29 (b)	2,515
1,715,000	NiSource Inc., 3.65%, 6/15/23	1,784
2,030,000	Oasis Petroleum Inc., 6.88%, 3/15/22	2,031
2,000,000	ONEOK Partners LP, 6.65%, 10/01/36	2,479
4,000,000	Pertamina Persero PT 144A, 4.30%, 5/20/23 (b)	4,197
1,360,000	PSEG Power LLC, 3.85%, 6/01/23	1,418
2,600,000	Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	2,809
4,800,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 2.00%, 9/29/21 (b)	4,740
2,070,000	SM Energy Co., 6.13%, 11/15/22	2,034
3,635,000	Tampa Electric Co., 4.45%, 6/15/49	4,184
1,900,000	Valero Energy Corp., 6.63%, 6/15/37	2,433
3,170,000	Vistra Operations Co. LLC 144A, 4.30%, 7/15/29 (b)	3,192

		75,836

Total Corporate Bond (Cost - $342,397)		357,041

Foreign Government (4%)
8,200,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/27 BRL (f)	2,495
1,960,000	Colombia Government International Bond, 3.88%, 4/25/27	2,050
1,200,000	Colombia Government International Bond, 4.50%, 3/15/29	1,315
1,200,000	Colombia Government International Bond, 5.00%, 6/15/45	1,338
1,990,000	Egypt Government International Bond 144A, 6.20%, 3/01/24 (b)	2,117
1,500,000	Ghana Government International Bond 144A, 8.95%, 3/26/51 (b)	1,553
1,300,000	Guatemala Government Bond 144A, 4.90%, 6/01/30 (b)	1,355
2,100,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	2,244
1,940,000	Indonesia Government International Bond 144A, 3.75%, 6/14/28 EUR (b)(f)(h)	2,643
2,125,000	Korea Hydro & Nuclear Power Co. Ltd. 144A, 3.75%, 7/25/23 (b)	2,223
1,250,000	Oman Government International Bond 144A, 5.63%, 1/17/28 (b)	1,239
980,000	Qatar Government International Bond 144A, 4.82%, 3/14/49 (b)	1,137
920,000	Qatar Government International Bond 144A, 5.10%, 4/23/48 (b)	1,108

20

Principal or Shares	Security Description	Value (000)

2,000,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (b)	$2,062
8,600,000	Republic of Poland Government Bond, 2.50%, 4/25/24 PLN (f)	2,288
30,000,000	Republic of South Africa Government Bond, 10.50%, 12/21/26 ZAR (f)	2,341
2,800,000	Romanian Government International Bond 144A, 4.38%, 8/22/23 (b)	2,965
2,340,000	Saudi Government International Bond 144A, 3.25%, 10/26/26 (b)	2,415
854,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	933
2,000,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22 (b)	2,023
4,640,000	Sri Lanka Government International Bond 144A, 6.85%, 3/14/24 (b)	4,775

Total Foreign Government (Cost - $40,724)		42,619

Mortgage Backed (33%)
2,934,709	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR USD + 0.980%), 3.31%, 11/14/35 (a)(b)	2,945
54,108,365	BANK 2018-BNK14, 0.52%, 9/15/60 (i)	1,975
50,061,515	BENCHMARK 2018-B4, 0.54%, 7/15/51 (i)	1,811
5,000,000	BHMS 2018-ATLS 144A, (1 mo. LIBOR USD + 1.250%), 3.58%, 7/15/35 (a)(b)	5,015
2,355,159	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 2.050%), 4.38%, 11/15/35 (a)(b)	2,370
3,000,000	CHC Commercial Mortgage Trust 2019 - CHC 144A, (1 mo. LIBOR USD + 1.500%), 3.90%, 6/15/34 (a)(b)	3,007
1,110,150	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.550%), 2.82%, 1/25/30 (a)	1,110
4,258,884	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.600%), 2.87%, 7/25/30 (a)	4,260
3,795,613	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.720%), 2.99%, 1/25/31 (a)	3,800
1,517,541	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%), 3.22%, 10/25/29 (a)	1,522
1,557,975	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.300%), 3.57%, 4/25/29 (a)	1,564
1,746,239	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%), 12.52%, 1/25/29 (a)	2,346
498,703	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.750%), 13.02%, 1/25/29 (a)	650
1,693,709	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%), 14.52%, 9/25/28 (a)	2,467
4,373,540	Fannie Mae Grantor Trust 2017-T1, 2.90%, 6/25/27	4,489
3,440,000	Fannie Mae-Aces, 3.70%, 9/25/30 (i)	3,791
4,498,115	FG Q12837 30YR, 3.00%, 11/01/42	4,588
1,279,317	FG Q17641 30YR, 3.00%, 4/01/43	1,305
3,278,795	FH 2B5447 ARM, (12 mo. LIBOR USD + 1.620%), 2.77%, 7/01/46 (a)	3,314

Principal or Shares	Security Description	Value (000)

3,680,000	FHLMC Multifamily Structured Pass-Through Certificates, 2.88%, 4/25/26	$3,810
1,642,000	FHLMC Multifamily Structured Pass-Through Certificates, 2.94%, 4/25/29	1,708
14,700,000	FHLMC Multifamily Structured Pass-Through Certificates, 3.06%, 8/25/24 (i)	15,248
13,200,000	FHLMC Multifamily Structured Pass-Through Certificates, 3.60%, 2/25/25 (i)	14,036
13,800,000	FN, 3.00%, 30YR TBA (j)	13,919
5,420,000	FN, 3.00%, 15YR TBA (j)	5,527
11,360,000	FN, 3.50%, 30YR TBA (j)	11,637
1,030,000	FN, 3.50%, 30YR TBA (j)	1,055
4,880,000	FN, 4.00%, 30YR TBA (j)	5,052
1,618,689	FN 254766 30YR, 5.00%, 6/01/33	1,766
729,539	FN 725027 30YR, 5.00%, 11/01/33	796
1,215,148	FN 725423 30YR, 5.50%, 5/01/34	1,361
1,053,791	FN 725424 30YR, 5.50%, 4/01/34	1,180
2,024,120	FN 995203 30YR, 5.00%, 7/01/35	2,209
4,171,825	FN AB4937 30YR, 3.50%, 4/01/42	4,349
1,532,255	FN AJ7689 30YR, 4.00%, 12/01/41	1,625
3,222,652	FN AL2221 15YR, 3.00%, 7/01/27	3,291
1,484,866	FN AL2521 30YR, 3.50%, 9/01/42	1,548
7,688,276	FN AL9373 15YR, 2.50%, 10/01/31	7,748
4,999,128	FN AS4168 30YR, 4.00%, 12/01/44	5,270
2,331,898	FN AS4885 30YR, 3.50%, 5/01/45	2,412
7,705,482	FN AS7170 30YR, 3.50%, 5/01/46	7,994
899,251	FN AS8195 15YR, 2.50%, 10/01/31	906
5,195,167	FN AS8305 30YR, 3.00%, 11/01/46	5,273
5,456,293	FN AS8710 15YR, 2.50%, 2/01/32	5,499
6,046,182	FN AS8807 30YR, 3.50%, 2/01/47	6,268
2,401,604	FN AX3596 15YR, 3.00%, 7/01/27	2,456
5,567,916	FN AY4200 30YR, 3.00%, 5/01/45	5,660
4,674,212	FN BE9567 30YR, 3.50%, 4/01/47	4,822
3,832,555	FN BJ9215 30YR, 4.00%, 6/01/48	4,002
6,442,612	FN BM2007 30YR, 4.00%, 9/01/48	6,681
999,716	FN BM4862 15YR, 3.00%, 8/01/31	1,020
2,117,542	FN CA2469 30YR, 4.00%, 10/01/48	2,199
1,175,276	FN MA2671 30YR, 3.50%, 7/01/46	1,212
5,654,266	FN MA3155 15YR, 3.00%, 10/01/32	5,775
2,749,272	FN MA3238 30YR, 3.50%, 1/01/48	2,836
10,644,473	FN MA3356 30YR, 3.50%, 5/01/48	10,953
7,879,993	FN MA3521 30YR, 4.00%, 11/01/48	8,158
1,341,364	Freddie Mac STACR Trust 2019-DNA2 144A, (1 mo. LIBOR USD + 0.800%), 3.07%, 3/25/49 (a)(b)	1,343
3,540,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 1.400%), 3.67%, 2/25/49 (a)(b)	3,543
3,484,800	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%), 3.47%, 10/25/29 (a)	3,507
2,132,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.300%), 3.57%, 4/25/29 (a)	2,142

21 Payden Mutual Funds

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,200,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 6.87%, 12/25/42 (a)	$1,305
1,246,555	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.000%), 12.27%, 7/25/29 (a)	1,391
1,690,577	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 13.52%, 12/25/28 (a)	2,359
3,260,000	G2, 3.00%, 30YR TBA (j)	3,332
3,220,000	G2, 3.50%, 30YR TBA (j)	3,330
4,910,000	G2, 4.00%, 30YR TBA (j)	5,100
5,960,000	G2, 4.50%, 30YR TBA (j)	6,208
4,986,910	G2 4853 30YR, 4.00%, 11/20/40	5,293
2,154,170	G2 5115 30YR, 4.50%, 7/20/41	2,308
118,458	G2 5140 30YR, 4.50%, 8/20/41	127
1,616,016	G2 5175 30YR, 4.50%, 9/20/41	1,731
5,300,206	G2 5258 30YR, 3.50%, 12/20/41	5,560
4,874,780	G2 MA2522 30YR, 4.00%, 1/20/45	5,151
5,208,272	G2 MA3663 30YR, 3.50%, 5/20/46	5,409
10,192,269	G2 MA3802 30YR, 3.00%, 7/20/46	10,469
3,830,491	GN 783716 30YR, 3.00%, 2/15/43	3,923
1,686,674	GN 784182 30YR, 4.50%, 8/15/46	1,822
1,248,758	GN AA5452 30YR, 3.50%, 7/15/42	1,300
66,787	HarborView Mortgage Loan Trust 2004-10, 4.30%, 1/19/35 (i)	68
210,716	JP Morgan Mortgage Trust 2006-S2, 6.00%, 7/25/36	183
1,735,256	JP Morgan Mortgage Trust 2014-2 144A, 3.00%, 6/25/29 (b)(i)	1,761
27,116	Landmark Mortgage Securities PLC, (3 mo. LIBOR GBP + 0.220%), 1.01%, 6/17/38 GBP (a)(f)(g)	32
2,500,000	Madison Avenue Trust 2013-650M 144A, 4.03%, 10/12/32 (b)(i)	2,486
15,900,821	Morgan Stanley Capital I Trust 2018-H3, 0.84%, 7/15/51 (i)	918
22,931	Morgan Stanley Mortgage Loan Trust, 4.47%, 7/25/34 (i)	24
449,444	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (b)(i)	460
784,803	New Residential Mortgage Loan Trust 2014-3 144A, 3.75%, 11/25/54 (b)(i)	809
1,653,280	New Residential Mortgage Loan Trust 2017-2 144A, 4.00%, 3/25/57 (b)(i)	1,724
124,937	Prime Mortgage Trust 2005-4, 5.00%, 10/25/35	122
1,365,271	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	1,121
2,151,475	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 3.92%, 4/25/43 (a)(b)	2,163
4,800,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 1.250%), 3.52%, 2/25/47 (a)(b)	4,826
3,325,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%), 4.67%, 2/25/47 (a)(b)	3,412

Principal or Shares	Security Description	Value (000)

1,300,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 12.77%, 2/25/47 (a)(b)	$1,421
448	Structured Asset Mortgage Investments Trust 2003-CL1, 2.57%, 7/25/32 (i)	—
451,989	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 Trust, 3.59%, 7/25/37 (i)	412
3,360,000	Wells Fargo Commercial Mortgage Trust 2015-LC22, 3.84%, 9/15/58	3,609

Total Mortgage Backed (Cost - $332,415)		341,794

Municipal (1%)
1,150,000	California Pollution Control Financing Authority, 7.50%, 12/01/39	1,079
2,600,000	City of Portland OR, 7.70%, 6/01/22	2,863
770,000	State Board of Administration Finance Corp., 3.00%, 7/01/20	775
4,000,000	State of California, 3.38%, 4/01/25	4,228
1,495,000	State of California, 7.55%, 4/01/39	2,386
1,000,000	State of Washington, 1.70%, 7/01/20	993
365,000	University of California, 3.26%, 5/15/24	380

Total Municipal (Cost - $11,675)		12,704

U.S. Treasury (24%)
35,370,000	U.S. Treasury Bill, 2.13%, 9/05/19 (d)	35,302
6,000,000	U.S. Treasury Bond, 2.25%, 8/15/46	5,670
50,100,000	U.S. Treasury Bond, 3.00%, 2/15/49 (k)	55,017
6,260,000	U.S. Treasury Note, 2.25%, 4/30/24	6,374
18,700,000	U.S. Treasury Note, 2.50%, 2/15/22	18,996
78,830,000	U.S. Treasury Note, 2.63%, 1/31/26	82,231
27,730,000	U.S. Treasury Note, 2.63%, 2/15/29	29,184
9,260,000	U.S. Treasury Note, 2.75%, 9/30/20	9,337
4,960,000	U.S. Treasury Note, 2.88%, 10/15/21	5,066

Total U.S. Treasury (Cost - $237,897)		247,177

Investment Company (2%)
17,385,799	Payden Cash Reserves Money Market Fund *
	(Cost - $17,386)	17,386

Purchased Call Swaptions (0%)
Total Purchased Call Swaptions (Cost - $358)		2,618

Total Investments, Before Options Written
(Cost - $1,066,762) (106%)		1,105,333

Written Swaptions (0%)
Total Written Call Swaptions (Cost - $(359))		(2,620)

Total Investments (Cost - $1,066,403) (106%)		1,102,713
Liabilities in excess of Other Assets (-6%)		(66,537)

Net Assets (100%)		$1,036,176

22

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
It has been deemed liquid under guidelines approved by the Board.
(c)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019. The stated maturity is subject to prepayments.
(d)	Yield to maturity at time of purchase.
(e)	Perpetual security with no stated maturity date.
(f)	Principal in foreign currency.
(g)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(h)

All or a portion of these securities are on loan. At July 31, 2019, the total market value of the Fund’s securities on loan is $4,482 and the total market value of the collateral held by the Fund is $4,636. Amounts in 000s.

(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)	Security was purchased on a delayed delivery basis.
(k)	All or a portion of the security is pledged to cover futures contract margin requirements.

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Call Swaptions 0.0%
2-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.975%	Barclays Bank PLC	$122,300	09/27/2019	$2,618	Call
Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR

Written Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Call Swaptions 0.0%
5-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.90%	Barclays Bank PLC	$51,000	09/27/2019	$(2,620)	Call
Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
USD 15,429	CHF 15,180	Barclays Bank PLC	09/12/2019	$103
USD 15,247	EUR 13,524	Barclays Bank PLC	09/12/2019	223
USD 2,386	PLN 9,025	Barclays Bank PLC	09/26/2019	55
USD 15,413	EUR 13,724	BNP PARIBAS	09/10/2019	169
USD 15,296	AUD 22,093	BNP PARIBAS	09/10/2019	166
USD 5,667	EUR 5,044	Citibank, N.A.	08/08/2019	79
USD 5,177	CLP 3,613,400	Citibank, N.A.	08/29/2019	44
USD 10,096	NOK 88,462	HSBC Bank USA, N.A.	08/20/2019	102
USD 7,712	EUR 6,835	HSBC Bank USA, N.A.	09/19/2019	115
USD 7,422	GBP 6,087	HSBC Bank USA, N.A.	09/19/2019	2

				1,058

23    Payden Mutual Funds

Payden Core Bond Fund continued

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Liabilities:
AUD 22,093	USD 15,340	BNP PARIBAS	09/10/2019	$(210)
BRL 9,640	USD 2,526	HSBC Bank USA, N.A.	10/30/2019	(18)
CAD 13,516	USD 10,290	HSBC Bank USA, N.A.	08/20/2019	(45)
CHF 15,180	USD 15,329	Barclays Bank PLC	09/12/2019	(4)
COP 16,860,000	USD 5,151	Citibank, N.A.	08/29/2019	(22)
EUR 13,524	USD 15,419	Barclays Bank PLC	09/12/2019	(396)
EUR 13,724	USD 15,607	BNP PARIBAS	09/10/2019	(363)
EUR 6,835	USD 7,644	HSBC Bank USA, N.A.	09/19/2019	(46)
GBP 6,087	USD 7,693	HSBC Bank USA, N.A.	09/19/2019	(273)
INR 356,100	USD 5,150	HSBC Bank USA, N.A.	09/24/2019	(2)
MXN 98,870	USD 5,140	HSBC Bank USA, N.A.	09/18/2019	(22)
NOK 88,462	USD 10,116	HSBC Bank USA, N.A.	08/20/2019	(122)
PLN 19,877	USD 5,172	Barclays Bank PLC	09/26/2019	(37)
USD 5,180	THB 159,940	Barclays Bank PLC	10/31/2019	(32)
USD 10,095	CAD 13,516	HSBC Bank USA, N.A.	08/20/2019	(150)

				(1,742)

Net Unrealized Appreciation (Depreciation)				$(684)

   Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
3-Month GBP LIBOR Option Future	1,165	Dec-19	$11	$(261)	$(261)
U.S. Long Bond Future	155	Sep-19	24,117	765	765

					504

Short Contracts:
3-Month GBP LIBOR Option Future	1,165	Dec-19	—	75	75
U.S. 10-Year Ultra Future	517	Sep-19	(71,265)	(526)	(526)

					(451)

Total Futures					$53

Payden Corporate Bond Fund

Schedule of Investments - July 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Corporate Bond (95%)
Automotive (3%)
1,780,000	American Honda Finance Corp., 3.55%, 1/12/24	$1,864
3,700,000	Daimler Finance North America LLC 144A, 3.65%, 2/22/24 (a)	3,856
730,000	Ford Motor Co., 7.45%, 7/16/31	864
1,020,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	1,009
600,000	Ford Motor Credit Co. LLC, 3.10%, 5/04/23	593
400,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	401
1,200,000	General Motors Co., 6.75%, 4/01/46	1,378
1,920,000	Nissan Motor Acceptance Corp. 144A, (3 mo. LIBOR USD + 0.630%), 3.02%, 9/21/21 (a)(b)	1,922
745,000	Volkswagen Group of America Finance LLC 144A, 4.00%, 11/12/21 (a)	768
1,705,000	Volkswagen Group of America Finance LLC 144A, 4.25%, 11/13/23 (a)	1,812

		14,467

Banking (20%)
1,180,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (a)	1,227
1,200,000	Australia & New Zealand Banking Group Ltd. 144A, 4.40%, 5/19/26 (a)	1,262
3,075,000	Bank of America Corp., (3 mo. LIBOR USD + 1.180%), 3.19%, 7/23/30 (b)	3,104
1,600,000	Bank of America Corp., (3 mo. LIBOR USD + 0.970%), 3.46%, 3/15/25 (b)	1,655
950,000	Bank of America Corp., (3 mo. LIBOR USD + 0.780%), 3.55%, 3/05/24 (b)	982
975,000	Bank of America Corp., (3 mo. LIBOR USD + 1.060%), 3.56%, 4/23/27 (b)	1,017
2,100,000	Bank of America Corp., 4.00%, 1/22/25	2,206
2,340,000	Bank of America NA, (3 mo. LIBOR USD + 0.650%), 3.34%, 1/25/23 (b)	2,393
1,100,000	Bank of Montreal, (3 mo. LIBOR USD + 0.460%), 2.76%, 4/13/21 (b)	1,105
2,275,000	Bank of Montreal, (5 yr. Swap Semi 30/360 USD + 1.280%), 4.34%, 10/05/28 (b)	2,394
1,385,000	Bank of New York Mellon Corp., 3.45%, 8/11/23	1,440
1,840,000	Bank of New Zealand 144A, 3.50%, 2/20/24 (a)	1,912
2,000,000	Bank of Nova Scotia, 3.40%, 2/11/24	2,074
610,000	Barclays PLC, 4.38%, 9/11/24	626
850,000	BNZ International Funding Ltd. 144A, 3.38%, 3/01/23 (a)	873
1,830,000	Canadian Imperial Bank of Commerce, 3.10%, 4/02/24	1,865
1,500,000	Citibank NA, 3.40%, 7/23/21	1,530
850,000	Citibank NA, 3.65%, 1/23/24	891
425,000	Citigroup Inc., (3 mo. LIBOR USD + 0.950%), 2.88%, 7/24/23 (b)	429
1,203,000	Citigroup Inc., (3 mo. LIBOR USD + 0.722%), 3.14%, 1/24/23 (b)	1,219
1,265,000	Citigroup Inc., 4.45%, 9/29/27	1,365
2,750,000	Citizens Bank NA, 3.75%, 2/18/26	2,913
2,600,000	Comerica Inc., 4.00%, 2/01/29	2,802
1,500,000	Credit Suisse AG, 3.00%, 10/29/21	1,520
250,000	Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26	272

Principal or Shares	Security Description	Value (000)

1,030,000	First Midwest Bancorp Inc., 5.88%, 9/29/26	$1,113
600,000	Goldman Sachs Group Inc., 2.63%, 4/25/21	601
300,000	Goldman Sachs Group Inc., 3.63%, 2/20/24	312
2,000,000	Goldman Sachs Group Inc., 3.85%, 7/08/24	2,097
2,600,000	Goldman Sachs Group Inc., 5.75%, 1/24/22	2,801
800,000	Huntington Bancshares Inc., 4.00%, 5/15/25	852
1,500,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.935%), 2.78%, 4/25/23 (b)	1,509
800,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.610%), 3.51%, 6/18/22 (b)	815
1,700,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 1.000%), 4.02%, 12/05/24 (b)	1,803
510,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (a)	541
1,025,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.372%), 3.76%, 11/28/28 (a)(b)	1,052
2,500,000	Mitsubishi UFJ Financial Group Inc., 4.15%, 3/07/39	2,736
2,000,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.152%), 2.72%, 7/22/25 (b)	2,001
3,000,000	Morgan Stanley, 4.10%, 5/22/23	3,147
830,000	Morgan Stanley, 5.00%, 11/24/25	918
1,715,000	NatWest Markets PLC 144A, 3.63%, 9/29/22 (a)	1,739
2,140,000	PNC Financial Services Group Inc., 2.60%, 7/23/26	2,138
2,175,000	Regions Financial Corp., 3.80%, 8/14/23	2,280
2,740,000	Royal Bank of Canada, 3.70%, 10/05/23	2,875
1,900,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.762%), 4.27%, 3/22/25 (b)	1,947
450,000	Santander Holdings USA Inc., 3.70%, 3/28/22	460
930,000	Santander Holdings USA Inc., 4.40%, 7/13/27	984
1,855,000	Santander UK Group Holdings PLC, (3 mo. LIBOR USD + 1.570%), 4.80%, 11/15/24 (b)	1,971
1,600,000	State Street Corp., (3 mo. LIBOR USD + 0.770%), 3.78%, 12/03/24 (b)	1,684
1,135,000	Sumitomo Mitsui Financial Group Inc., 2.06%, 7/14/21	1,128
1,527,000	Sumitomo Mitsui Financial Group Inc., 2.44%, 10/19/21	1,527
1,415,000	SunTrust Bank, 4.05%, 11/03/25	1,527
1,000,000	Synchrony Bank, 3.00%, 6/15/22	1,007
1,000,000	Wachovia Corp., 5.50%, 8/01/35	1,215
2,450,000	Wells Fargo & Co., 3.75%, 1/24/24	2,569
1,350,000	Westpac Banking Corp., (USD Swap Rate 11:00 am NY 1 + 2.236%), 4.32%, 11/23/31 (b)	1,401

		87,826

Basic Industry (6%)
2,000,000	Alcoa Nederland Holding BV 144A, 6.75%, 9/30/24 (a)	2,105
1,500,000	Ashland LLC, 6.88%, 5/15/43	1,639
650,000	Aviation Capital Group LLC 144A, 2.88%, 1/20/22 (a)	654
1,120,000	Aviation Capital Group LLC 144A, 3.88%, 5/01/23 (a)	1,155
1,735,000	Caterpillar Financial Services Corp., 3.65%, 12/07/23	1,829
2,000,000	CNH Industrial Capital LLC, 3.88%, 10/15/21	2,051
465,000	DAE Funding LLC 144A, 4.50%, 8/01/22 (a)	474

25 Payden Mutual Funds

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,780,000	Dow Chemical Co. 144A, 3.15%, 5/15/24 (a)(c)	$1,819
1,500,000	DuPont de Nemours Inc., 4.21%, 11/15/23	1,598
1,485,000	GATX Corp., 4.35%, 2/15/24	1,573
2,348,000	General Electric Co., 6.75%, 3/15/32	2,944
450,000	Keysight Technologies Inc., 3.30%, 10/30/19	450
880,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 4.45%, 1/29/26 (a)	946
1,485,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (a)	1,481
685,000	United Technologies Corp., 4.13%, 11/16/28	758
600,000	United Technologies Corp., 4.63%, 11/16/48	712
1,500,000	United Technologies Corp., 6.70%, 8/01/28	1,920
1,595,000	Wabtec Corp., 4.95%, 9/15/28	1,724

		25,832

Consumer Goods (4%)
904,000	Anheuser-Busch InBev Worldwide Inc., 8.20%, 1/15/39	1,398
985,000	Bacardi Ltd. 144A, 5.30%, 5/15/48 (a)	1,053
1,455,000	Conagra Brands Inc., 4.60%, 11/01/25	1,583
1,445,000	Conagra Brands Inc., 5.40%, 11/01/48	1,624
1,670,000	Keurig Dr Pepper Inc., 3.13%, 12/15/23	1,696
731,000	Keurig Dr Pepper Inc., 3.20%, 11/15/21	737
195,000	Land O’ Lakes Inc. 144A, 6.00%, 11/15/22 (a)	204
2,600,000	Land O’ Lakes Inc. 144A, 7.00% (a)(d)	2,472
1,900,000	Mars Inc. 144A, 4.13%, 4/01/54 (a)	2,086
690,000	Nestle Holdings Inc. 144A, 3.35%, 9/24/23 (a)	717
690,000	Nestle Holdings Inc. 144A, 3.50%, 9/24/25 (a)	731
1,920,000	Smithfield Foods Inc. 144A, 5.20%, 4/01/29 (a)	2,086
1,350,000	Tyson Foods Inc., 5.10%, 9/28/48	1,544

		17,931

Energy (10%)
65,444	Alliance Pipeline LP 144A, 7.00%, 12/31/19 (a)	66
1,535,000	Antero Resources Corp., 5.13%, 12/01/22	1,474
430,000	Boardwalk Pipelines LP, 4.45%, 7/15/27	440
2,000,000	BP Capital Markets America Inc., 3.80%, 9/21/25	2,132
1,405,000	Cenovus Energy Inc., 6.75%, 11/15/39	1,689
985,000	Encana Corp., 7.38%, 11/01/31	1,255
1,000,000	Energy Transfer Operating LP, 4.15%, 10/01/20	1,015
1,550,000	Energy Transfer Operating LP, 6.50%, 2/01/42	1,838
1,270,000	Energy Transfer Operating LP, 7.50%, 10/15/20	1,342
3,000,000	EQM Midstream Partners LP, 6.50%, 7/15/48	2,947
850,000	Hess Corp., 5.60%, 2/15/41	900
1,000,000	Hess Corp., 7.30%, 8/15/31	1,223
750,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	926
400,000	Kinder Morgan Inc., (3 mo. LIBOR USD + 1.280%), 3.58%, 1/15/23 (b)	404
836,000	Laredo Petroleum Inc., 5.63%, 1/15/22	777
2,260,000	Midwest Connector Capital Co. LLC 144A, 4.63%, 4/01/29 (a)	2,414
2,000,000	MPLX LP, 4.50%, 4/15/38	2,028
1,700,000	Nexen Inc., 7.88%, 3/15/32	2,462
275,000	ONEOK Inc., 4.25%, 2/01/22	284
800,000	ONEOK Partners LP, 6.65%, 10/01/36	992
333,600	Ras Laffan Liquefied Natural Gas Co. Ltd. II 144A, 5.30%, 9/30/20 (a)	340
400,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	414
450,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	500

Principal or Shares	Security Description	Value (000)

1,545,000	Saudi Arabian Oil Co. 144A, 4.38%, 4/16/49 (a)	$1,608
2,500,000	Sinopec Group Overseas Development 2013 Ltd. 144A, 4.38%, 10/17/23 (a)	2,664
2,000,000	SM Energy Co., 6.75%, 9/15/26 (c)	1,810
1,165,000	SRC Energy Inc., 6.25%, 12/01/25	1,019
1,200,000	Suncor Energy Inc., 7.88%, 6/15/26	1,518
1,745,000	Total Capital International SA, 3.46%, 7/12/49	1,747
965,000	Western Midstream Operating LP, 5.45%, 4/01/44	887
1,800,000	Williams Cos. Inc., 7.88%, 9/01/21	1,988
2,200,000	Williams Cos. Inc., 8.75%, 3/15/32	3,141

		44,244

Financial Services (6%)
925,000	AerCap Ireland Capital DAC/AerCap Global
	Aviation Trust, 4.13%, 7/03/23	966
830,000	AerCap Ireland Capital DAC/AerCap Global
	Aviation Trust, 4.45%, 10/01/25	879
1,000,000	Aircastle Ltd., 4.13%, 5/01/24	1,028
1,795,000	Ally Financial Inc., 3.88%, 5/21/24	1,858
1,851,000	American Express Co., 8.15%, 3/19/38 (c)	2,901
1,000,000	Ares Capital Corp., 3.50%, 2/10/23	1,000
875,000	Ares Capital Corp., 3.63%, 1/19/22	883
2,175,000	Avolon Holdings Funding Ltd. 144A,
	4.38%, 5/01/26 (a)	2,252
135,000	Block Financial LLC, 4.13%, 10/01/20	137
975,000	Brookfield Finance Inc., 4.70%, 9/20/47	1,030
1,000,000	Brookfield Finance Inc., 4.85%, 3/29/29	1,100
2,100,000	Capital One Financial Corp., 3.30%, 10/30/24	2,176
201,000	Carlyle Holdings Finance LLC 144A,
	3.88%, 2/01/23 (a)	207
640,000	FS KKR Capital Corp., 4.25%, 1/15/20	642
2,180,000	FS KKR Capital Corp., 4.75%, 5/15/22	2,209
1,750,000	GE Capital International Funding Co. Unlimited
	Co., 2.34%, 11/15/20	1,743
1,000,000	International Lease Finance Corp.,
	4.63%, 4/15/21	1,032
1,400,000	KKR Group Finance Co. III LLC 144A,
	5.13%, 6/01/44 (a)	1,573
1,155,000	Low Income Investment Fund, 3.71%, 7/01/29	1,182
2,000,000	Pershing Square Holdings Ltd. 144A,
	5.50%, 7/15/22 (a)	2,099
250,000	Synchrony Financial, 3.75%, 8/15/21	254

		27,151

Healthcare (9%)
685,000	AbbVie Inc., 3.75%, 11/14/23	714
1,285,000	Advocate Health & Hospitals Corp., 3.83%, 8/15/28	1,395
300,000	Anthem Inc., 2.95%, 12/01/22	304
1,195,000	AstraZeneca PLC, 3.50%, 8/17/23	1,244
700,000	Bayer U.S. Finance II LLC 144A, 3.88%, 12/15/23 (a)	722
1,000,000	Bayer U.S. Finance II LLC 144A, 4.38%, 12/15/28 (a)	1,051
675,000	Bayer U.S. Finance II LLC 144A, 4.88%, 6/25/48 (a)	697

26

Principal or Shares	Security Description	Value (000)

700,000	Blue Cross & Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (a)	$713
1,645,000	Bristol-Myers Squibb Co. 144A, 2.90%, 7/26/24 (a)	1,683
2,625,000	Bristol-Myers Squibb Co. 144A, 4.25%, 10/26/49 (a)	2,895
1,500,000	Cigna Corp. 144A, (3 mo. LIBOR USD + 0.650%), 3.06%, 9/17/21 (a)(b)	1,501
700,000	Cigna Corp. 144A, 4.13%, 11/15/25 (a)	744
1,100,000	Cigna Corp. 144A, 4.38%, 10/15/28 (a)	1,194
895,000	Cigna Corp. 144A, 4.90%, 12/15/48 (a)	983
715,000	CVS Health Corp., 4.78%, 3/25/38	760
725,000	CVS Health Corp., 5.05%, 3/25/48	787
110,000	Dignity Health, 3.13%, 11/01/22	112
740,000	Dignity Health, 4.50%, 11/01/42	754
2,050,000	HCA Inc., 4.13%, 6/15/29	2,104
570,000	Mylan NV, 3.95%, 6/15/26	582
420,000	Mylan NV, 5.25%, 6/15/46	432
1,250,000	Northwell Healthcare Inc., 4.26%, 11/01/47	1,346
175,000	Northwell Healthcare Inc., 6.15%, 11/01/43	235
2,250,000	Roche Holdings Inc. 144A, 3.63%, 9/17/28 (a)(c)	2,433
640,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	639
2,000,000	Takeda Pharmaceutical Co. Ltd. 144A, 4.40%, 11/26/23 (a)	2,137
2,000,000	Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	1,640
420,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	281
850,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	789
885,000	Toledo Hospital, 5.75%, 11/15/38	1,034
2,175,000	Toledo Hospital, 6.02%, 11/15/48	2,529
2,000,000	UnitedHealth Group Inc., 3.88%, 8/15/59	2,020
2,100,000	Zimmer Biomet Holdings Inc., 3.70%, 3/19/23	2,164

		38,618

Insurance (9%)
800,000	American Financial Group Inc., 4.50%, 6/15/47	821
700,000	Aon Corp., 6.25%, 9/30/40	930
575,000	Aon PLC, 4.75%, 5/15/45	659
1,955,000	CNA Financial Corp., 3.90%, 5/01/29	2,055
1,050,000	Enstar Group Ltd., 4.50%, 3/10/22	1,083
1,400,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (a)	1,495
1,550,000	High Street Funding Trust I 144A, 4.11%, 2/15/28 (a)	1,637
2,115,000	Jackson National Life Global Funding 144A, 2.65%, 6/21/24 (a)	2,121
1,800,000	Lincoln National Corp., 7.00%, 6/15/40	2,486
2,317,000	Manulife Financial Corp., (USD Swap Rate 11:00 am NY 1 + 1.647%), 4.06%, 2/24/32 (b)	2,371
1,305,000	Marsh & McLennan Cos. Inc., 3.50%, 12/29/20	1,325
1,030,000	Marsh & McLennan Cos. Inc., 3.88%, 3/15/24	1,092
142,000	Massachusetts Mutual Life Insurance Co. 144A, 8.88%, 6/01/39 (a)	235
950,000	MetLife Inc., 4.88%, 11/13/43	1,144
1,175,000	Metropolitan Life Global Funding I 144A, 3.60%, 1/11/24 (a)	1,235

Principal or Shares	Security Description	Value (000)

725,000	Nationwide Financial Services Inc. 144A, 5.30%, 11/18/44 (a)	$835
1,731,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (a)	2,842
1,265,000	New York Life Insurance Co. 144A, 5.88%, 5/15/33 (a)	1,650
500,000	New York Life Insurance Co. 144A, 6.75%, 11/15/39 (a)	724
1,000,000	Ohio National Life Insurance Co. 144A, 6.88%, 6/15/42 (a)	1,212
450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (a)	724
2,000,000	Prudential Financial Inc., (3 mo. LIBOR USD + 2.380%), 4.50%, 9/15/47 (b)	2,015
1,665,000	Reliance Standard Life Global Funding II 144A, 2.63%, 7/22/22 (a)	1,665
550,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44 (a)	651
2,000,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (a)	2,857
670,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	970
1,000,000	Travelers Cos. Inc., 4.05%, 3/07/48	1,118

		37,952

Leisure (1%)
2,600,000	Las Vegas Sands Corp., 3.90%, 8/08/29	2,637

Media (1%)
1,705,000	Comcast Corp., 3.95%, 10/15/25	1,837
1,760,000	Fox Corp. 144A, 5.58%, 1/25/49 (a)	2,153
475,000	Walt Disney Co. 144A, 9.50%, 7/15/24 (a)	627

		4,617

Real Estate (5%)
1,500,000	Alexandria Real Estate Equities Inc., 4.85%, 4/15/49	1,757
1,750,000	CubeSmart LP, 4.38%, 2/15/29	1,876
630,000	Digital Realty Trust LP, 3.63%, 10/01/22	647
2,000,000	GLP Capital LP/GLP Financing II Inc., 4.88%, 11/01/20	2,042
2,000,000	HCP Inc., 3.40%, 2/01/25	2,056
1,967,000	Hospitality Properties Trust, 3.95%, 1/15/28	1,857
900,000	Kimco Realty Corp., 4.25%, 4/01/45	930
800,000	National Retail Properties Inc., 3.90%, 6/15/24	837
230,000	Senior Housing Properties Trust, 6.75%, 4/15/20 (c)	232
1,200,000	Simon Property Group LP, 6.75%, 2/01/40	1,711
400,000	Ventas Realty LP, 3.85%, 4/01/27	419
2,750,000	Ventas Realty LP, 4.88%, 4/15/49	3,090
800,000	VEREIT Operating Partnership LP, 4.60%, 2/06/24	853
1,955,000	WEA Finance LLC 144A, 4.13%, 9/20/28 (a)	2,092
1,330,000	WEA Finance LLC 144A, 4.63%, 9/20/48 (a)	1,478

		21,877

Retail (2%)
830,000	Dollar Tree Inc., (3 mo. LIBOR USD + 0.700%), 3.00%, 4/17/20 (b)	830
3,000,000	Home Depot Inc., 4.50%, 12/06/48	3,572
1,555,000	Walmart Inc., 3.25%, 7/08/29	1,654

		6,056

27 Payden Mutual Funds

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
Service (1%)
2,185,000	American University, 3.67%, 4/01/49	$2,287
1,540,000	Georgetown University, 4.32%, 4/01/49	1,810

		4,097

Technology (3%)
2,000,000	Apple Inc., 4.65%, 2/23/46	2,396
2,155,000	Broadcom Inc. 144A, 3.63%, 10/15/24 (a)	2,162
805,000	Broadcom Inc. 144A, 4.25%, 4/15/26 (a)	812
2,895,000	Broadcom Inc. 144A, 4.75%, 4/15/29 (a)	2,952
1,400,000	Dell International LLC/EMC Corp. 144A, 4.90%, 10/01/26 (a)	1,466
835,000	Dell International LLC/EMC Corp. 144A, 8.35%, 7/15/46 (a)	1,066
1,500,000	HP Inc., 6.00%, 9/15/41	1,670
1,140,000	Lam Research Corp., 4.88%, 3/15/49	1,299
665,000	QUALCOMM Inc., 3.45%, 5/20/25	693

		14,516

Telecommunications (7%)
970,000	AT&T Inc., 3.60%, 2/17/23	1,005
1,600,000	AT&T Inc., (3 mo. LIBOR USD + 1.180%), 3.62%, 6/12/24 (b)	1,631
1,700,000	AT&T Inc., 4.85%, 3/01/39	1,860
3,000,000	AT&T Inc., 5.45%, 3/01/47	3,472
1,000,000	AT&T Inc., 6.40%, 5/15/38 (c)	1,238
450,000	Baidu Inc., 4.38%, 5/14/24	478
200,000	Baidu Inc., 4.38%, 3/29/28	212
2,275,000	Baidu Inc., 4.88%, 11/14/28	2,503
1,500,000	Deutsche Telekom International Finance BV, 8.75%, 6/15/30	2,198
2,475,000	Orange SA, 9.00%, 3/01/31	3,811
219,375	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (a)	221
2,500,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 5.15%, 3/20/28 (a)	2,662
1,100,000	TELUS Corp., 4.60%, 11/16/48	1,242
2,000,000	Tencent Holdings Ltd. 144A, 3.28%, 4/11/24 (a)	2,050
1,555,000	Tencent Holdings Ltd. 144A, 3.98%, 4/11/29 (a)	1,641
1,000,000	Verizon Communications Inc., 4.40%, 11/01/34	1,110
2,063,000	Verizon Communications Inc., 4.75%, 11/01/41	2,372
280,000	Verizon Communications Inc., 4.86%, 8/21/46	327

		30,033

Transportation (1%)
429,181	Continental Airlines 2007-1 Class B Pass-Through Trust, 6.90%, 4/19/22	446
2,100,000	Ryder System Inc., 3.65%, 3/18/24	2,194
1,900,000	Union Pacific Corp., 4.30%, 3/01/49	2,092

		4,732

Utility (7%)
1,425,000	Abu Dhabi National Energy Co. PJSC 144A, 4.38%, 4/23/25 (a)	1,524
1,485,000	Alliant Energy Finance LLC 144A, 3.75%, 6/15/23 (a)	1,541
500,000	American Electric Power Co. Inc., 3.65%, 12/01/21	514

Principal or Shares	Security Description	Value (000)

1,050,000	Basin Electric Power Cooperative 144A,
	4.75%, 4/26/47 (a)	$1,167
244,000	Berkshire Hathaway Energy Co.,
	6.13%, 4/01/36	332
1,660,000	CenterPoint Energy Inc., 3.85%, 2/01/24	1,738
1,150,000	Consumers Energy Co., 4.35%, 4/15/49	1,356
1,000,000	Dominion Energy Inc., 4.10%, 4/01/21	1,022
1,185,000	DTE Energy Co., 3.70%, 8/01/23	1,235
650,000	Duke Energy Corp., 3.75%, 9/01/46	648
1,250,000	Duke Energy Florida LLC, 4.20%, 7/15/48	1,406
1,620,000	Entergy Louisiana LLC, 4.00%, 3/15/33	1,800
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	517
545,000	Fortis Inc., 3.06%, 10/04/26	546
1,150,000	Indianapolis Power & Light Co. 144A, 4.05%, 5/01/46 (a)	1,230
1,500,000	KeySpan Gas East Corp. 144A, 5.82%, 4/01/41 (a)	1,923
1,180,000	National Rural Utilities Cooperative Finance Corp., 4.40%, 11/01/48	1,362
1,150,000	NextEra Energy Capital Holdings Inc., 3.25%, 4/01/26	1,185
1,000,000	NiSource Inc., 3.65%, 6/15/23	1,040
1,830,000	NRG Energy Inc. 144A, 4.45%, 6/15/29 (a)	1,890
825,000	PSEG Power LLC, 3.85%, 6/01/23	860
359,605	Solar Star Funding LLC 144A, 3.95%, 6/30/35 (a)	340
2,255,000	Tampa Electric Co., 4.45%, 6/15/49	2,596
1,297,000	Tucson Electric Power Co., 4.85%, 12/01/48	1,546
2,605,000	Vistra Operations Co. LLC 144A, 4.30%, 7/15/29 (a)	2,623

		31,941

Total Corporate Bond (Cost - $393,606)		414,527

Foreign Government (0%)
1,150,000	Korea Hydro & Nuclear Power Co. Ltd. 144A, 3.75%, 7/25/23 (a)
	(Cost - $1,143)	1,203

Municipal (2%)
2,400,000	Chicago O’Hare International Airport, 4.47%, 1/01/49	2,808
1,050,000	Michigan Finance Authority, 5.02%, 11/01/43	1,257
1,000,000	Rutgers The State University of New Jersey, 4.15%, 5/01/48	1,047
1,800,000	State of California, 4.60%, 4/01/38	2,009

Total Municipal (Cost - $6,335)		7,121

Investment Company (2%)
10,881,420	Payden Cash Reserves Money Market Fund *
	(Cost - $10,881)	10,881

Total Investments (Cost - $411,965) (99%)		433,732
Other Assets, net of Liabilities (1%)		3,325

Net Assets (100%)		$437,057

28

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019.
(c)

All or a portion of these securities are on loan. At July 31, 2019, the total market value of the Fund’s securities on loan is $3,590 the total market value of the collateral held by the Fund is $3,709. Amounts in 000s.

(d)	Perpetual security with no stated maturity date.

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Long Bond Future	26	Sep-19	$4,045	$128	$128
U.S. Treasury 10-Year Note Future	197	Sep-19	25,102	387	387
U.S. Treasury 2-Year Note Future	81	Sep-19	17,367	38	38

					553

Short Contracts:
U.S. 10-Year Ultra Future	59	Sep-19	(8,133)	(184)	(184)
U.S. Treasury 5-Year Note Future	210	Sep-19	(24,686)	(197)	(197)
U.S. Ultra Bond Future	27	Sep-19	(4,794)	(125)	(125)

					(506)

Total Futures					$47

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America Investment Grade Series 32 Index), Pay 1% Quarterly, Receive upon credit default	06/20/2024	$11,200	$234	$194	$40

29 Payden Mutual Funds

Payden Strategic Income Fund

Schedule of Investments - July 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (7%)
700,000	Blackrock European CLO VII DAC 144A, (3 mo. EURIBOR + 1.700%), 1.70%, 10/15/31 EUR (a)(b)(c)	$777
300,000	BlueMountain CLO 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 2.750%), 5.05%, 7/18/27 (a)(c)	292
450,000	BlueMountain CLO 2015-3 Ltd. 144A, (3 mo. LIBOR USD + 2.600%), 4.88%, 4/20/31 (a)(c)	416
1,170,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 1.230%), 3.68%, 6/09/30 (a)(c)	1,171
590,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 2.350%), 4.80%, 6/09/30 (a)(c)	585
500,000	Cent CLO 17 Ltd. 144A, (3 mo. LIBOR USD + 2.800%), 5.07%, 4/30/31 (a)(c)	482
400,000	CIFC Funding 2013-III-R Ltd. 144A, (3 mo. LIBOR USD + 2.900%), 5.18%, 4/24/31 (a)(c)	378
438,325	Countrywide Asset-Backed Certificates, 4.64%, 10/25/46 (d)	432
500,000	Dryden 33 Senior Loan Fund 144A, (3 mo. LIBOR USD + 1.750%), 4.05%, 4/15/29 (a)(c)	501
381,225	FOCUS Brands Funding LLC 144A, 3.86%, 4/30/47 (c)	393
400,000	Grippen Park CLO Ltd. 144A, (3 mo. LIBOR USD + 3.300%), 5.58%, 1/20/30 (a)(c)	394
500,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 3.41%, 6/15/36 (a)(c)	502
500,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.350%), 3.66%, 6/15/36 (a)(c)	502
500,000	LCM XXI LP 144A, (3 mo. LIBOR USD + 2.000%), 4.28%, 4/20/28 (a)(c)	497
490,000	LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 3.83%, 5/09/36 (a)(c)	492
800,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 3.48%, 6/15/28 (a)(c)	802
400,000	OCP CLO 2014-5 Ltd. 144A, (3 mo. LIBOR USD + 2.900%), 5.17%, 4/26/31 (a)(c)	377
600,000	OZLME V DAC 144A, (3 mo. EURIBOR + 1.750%), 1.75%, 1/14/32 EUR (a)(b)(c)	667
500,000	Regatta Funding LP 2013-2A 144A, (3 mo. LIBOR USD + 2.700%), 5.00%, 1/15/29 (a)(c)	500
370,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.400%), 3.67%, 7/15/38 (a)(c)	371
448,875	Wingstop Funding 2018-1 LLC 144A, 4.97%, 12/05/48 (c)	465

Total Asset Backed (Cost - $11,011)		10,996

Bank Loans(e) (3%)
680,252	Altice France SA Term Loan B11 1L, (LIBOR USD 1-Month + 2.750%), 4.98%, 7/31/25	658
254,413	Berry Global Inc. Term Loan T 1L, (LIBOR USD 1-Month + 2.000%), 4.38%, 1/06/21	254
400,000	Carrols Restaurant Group Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%), 5.50%, 4/30/26	398
477,598	CDW LLC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 3.99%, 8/17/23	480
11,616	DaVita Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 5.13%, 6/24/21	12

Principal or Shares	Security Description	Value (000)

327,716	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%), 5.76%, 10/22/25	$330
388,542	Michaels Stores Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.500%), 4.75%, 1/30/23	377
982,412	Sotera Health Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 5.23%, 5/15/22	974
790,000	Tacala Investment Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%), 5.23%, 1/31/25	786

Total Bank Loans (Cost - $4,303)		4,269

Corporate Bond (46%)
Financial (19%)
435,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 10/01/21	455
400,000	Aircastle Ltd., 5.50%, 2/15/22	424
770,000	Ares Capital Corp., 3.50%, 2/10/23	770
185,000	Ares Capital Corp., 3.63%, 1/19/22	187
430,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (c)	447
645,000	Bank of America Corp., (3 mo. LIBOR USD + 1.021%), 2.88%, 4/24/23 (a)	651
270,000	Barclays PLC, 3.68%, 1/10/23	273
510,000	BBVA USA, 2.88%, 6/29/22	514
550,000	Canadian Imperial Bank of Commerce, 3.10%, 4/02/24	561
235,000	CIT Group Inc., (3 mo. LIBOR USD + 3.972%), 5.80%, (a)(f)	239
400,000	Citigroup Inc., (3 mo. LIBOR USD + 0.950%), 2.88%, 7/24/23 (a)	404
375,000	Citigroup Inc., 2.90%, 12/08/21	379
130,000	Citigroup Inc., (3 mo. LIBOR USD + 4.478%), 6.13%, (a)(f)	134
720,000	Citizens Bank NA, 3.25%, 2/14/22	733
390,000	Comerica Bank, 2.50%, 7/23/24	390
750,000	Cooperatieve Rabobank UA, 4.63%, 12/01/23	804
500,000	CyrusOne LP/CyrusOne Finance Corp., 5.00%, 3/15/24	515
830,000	Daimler Finance North America LLC 144A, 3.65%, 2/22/24 (c)	865
425,000	Enstar Group Ltd., 4.50%, 3/10/22	438
275,000	Equinix Inc., 2.88%, 10/01/25 EUR (b)	317
770,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (c)	822
700,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.235%), 3.75%, 2/15/23 (a)	688
630,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	631
235,000	FS KKR Capital Corp., 4.25%, 1/15/20	236
415,000	FS KKR Capital Corp., 4.75%, 5/15/22	420
415,000	GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	423
350,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%), 3.85%, 1/14/22 (a)	353
500,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 3.598%), 5.75%, (a)(f)	467
600,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.110%), 3.38%, 4/26/22 (a)	606

30

Principal or Shares	Security Description	Value (000)

500,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.88%, 2/01/22	$507
475,000	International Lease Finance Corp., 4.63%, 4/15/21	490
500,000	Iron Mountain Inc., 5.75%, 8/15/24	505
500,000	iStar Inc., 6.50%, 7/01/21	509
630,000	Lloyds Banking Group PLC, 3.00%, 1/11/22	635
555,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%), 3.19%, 11/28/23 (a)(c)	565
830,000	Mitsubishi UFJ Financial Group Inc., 3.41%, 3/07/24	858
235,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (c)	236
700,000	Mizuho Financial Group Inc., (3 mo. LIBOR USD + 1.000%), 3.92%, 9/11/24 (a)	734
980,000	Morgan Stanley, (3 mo. LIBOR USD + 0.930%), 3.21%, 7/22/22 (a)	987
500,000	MPT Operating Partnership LP/MPT Finance Corp., 5.50%, 5/01/24	514
605,000	Nationwide Building Society 144A, (3 mo. LIBOR USD + 1.064%), 3.77%, 3/08/24 (a)(c)	617
335,000	NatWest Markets PLC 144A, 3.63%, 9/29/22 (c)	340
415,000	PNC Bank NA, (3 mo. LIBOR USD + 0.440%), 2.23%, 7/22/22 (a)	415
450,000	Regions Bank, (3 mo. LIBOR USD + 0.500%), 3.04%, 8/13/21 (a)	450
850,000	Santander Holdings USA Inc., 3.70%, 3/28/22	869
310,000	Santander UK Group Holdings PLC, (3 mo. LIBOR USD + 1.570%), 4.80%, 11/15/24 (a)	329
310,000	Santander UK PLC, 3.75%, 11/15/21	318
500,000	SBA Communications Corp., 4.00%, 10/01/22	509
450,000	Senior Housing Properties Trust, 4.75%, 5/01/24	460
160,000	Senior Housing Properties Trust, 6.75%, 4/15/20	161
640,000	Shriram Transport Finance Co. Ltd. 144A, 5.95%, 10/24/22 (c)	656
580,000	SLM Corp., 5.13%, 4/05/22	587
675,000	Sumitomo Mitsui Financial Group Inc., 2.78%, 7/12/22	681
1,030,000	SunTrust Bank, (3 mo. LIBOR USD + 0.500%), 3.53%, 10/26/21 (a)	1,043
335,000	Synchrony Financial, 2.85%, 7/25/22	335
150,000	Synchrony Financial, 3.75%, 8/15/21	153
485,000	Toronto-Dominion Bank, 2.65%, 6/12/24	489
505,000	VEREIT Operating Partnership LP, 4.60%, 2/06/24	538
500,000	VFH Parent LLC/Orchestra Co-Issuer Inc. 144A, 6.75%, 6/15/22 (c)	515
500,000	Volkswagen Group of America Finance LLC 144A, 3.88%, 11/13/20 (c)	508
625,000	Zions Bancorp NA, 3.35%, 3/04/22	634

		31,293

Industrial (21%)
300,000	1011778 BC ULC/New Red Finance Inc. 144A, 4.63%, 1/15/22 (c)	301

Principal or Shares	Security Description	Value (000)

430,000	1011778 BC ULC/New Red Finance Inc. 144A, 5.00%, 10/15/25 (c)	$440
117,551	American Airlines 2013-2 Class B Pass-Through Trust 144A, 5.60%, 7/15/20 (c)	120
400,000	Anglo American Capital PLC 144A, 4.13%, 4/15/21 (c)	408
600,000	AT&T Inc., (3 mo. LIBOR USD + 1.180%), 3.62%, 6/12/24 (a)	612
540,000	Aviation Capital Group LLC 144A, 3.88%, 5/01/23 (c)	557
725,000	Avolon Holdings Funding Ltd. 144A, 3.63%, 5/01/22 (c)	736
500,000	B&G Foods Inc., 4.63%, 6/01/21	503
820,000	Baidu Inc., 4.38%, 5/14/24	870
105,000	Baxalta Inc., 2.88%, 6/23/20	105
715,000	Bayer U.S. Finance II LLC 144A, (3 mo. LIBOR USD + 0.630%), 2.98%, 6/25/21 (a)(c)	716
350,000	Bayer U.S. Finance II LLC 144A, 3.50%, 6/25/21 (c)	355
500,000	Blue Cross & Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (c)	510
580,000	Boise Cascade Co. 144A, 5.63%, 9/01/24 (c)	597
1,065,000	Bristol-Myers Squibb Co. 144A, 2.90%, 7/26/24 (c)	1,090
335,000	Broadcom Inc. 144A, 3.13%, 10/15/22 (c)	336
925,000	Broadcom Inc. 144A, 4.25%, 4/15/26 (c)	933
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 9/01/23	307
50,000	CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	54
645,000	Celanese U.S. Holdings LLC, 3.50%, 5/08/24	663
500,000	Churchill Downs Inc. 144A, 4.75%, 1/15/28 (c)	503
500,000	Cigna Corp. 144A, (3 mo. LIBOR USD + 0.650%), 3.06%, 9/17/21 (a)(c)	500
400,000	Cigna Corp. 144A, 3.75%, 7/15/23 (c)	416
320,000	Continental Resources Inc., 5.00%, 9/15/22	322
500,000	Covanta Holding Corp., 5.88%, 3/01/24	515
275,000	Crown European Holdings SA, 2.88%, 2/01/26 EUR (b)(g)	331
810,000	CVS Health Corp., 3.70%, 3/09/23	836
300,000	DaVita Inc., 5.13%, 7/15/24	301
300,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21 (c)	309
470,000	Elanco Animal Health Inc., 3.91%, 8/27/21	480
458,000	Encompass Health Corp., 5.75%, 11/01/24	465
785,000	GATX Corp., 4.35%, 2/15/24	832
500,000	Goodyear Tire & Rubber Co., 5.13%, 11/15/23 (h)	508
500,000	HCA Inc., 5.00%, 3/15/24	543
270,000	Hill-Rom Holdings Inc. 144A, 5.00%, 2/15/25 (c)	281
250,000	Hill-Rom Holdings Inc. 144A, 5.75%, 9/01/23 (c)	258
570,000	Indonesia Asahan Aluminium Persero PT 144A, 5.23%, 11/15/21 (c)	600

31 Payden Mutual Funds

Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

225,000	James Hardie International Finance DAC 144A, 3.63%, 10/01/26 EUR (b)(c)	$266
330,000	JBS Investments II GmbH 144A, 5.75%, 1/15/28 (c)	336
310,000	Keurig Dr Pepper Inc., 4.06%, 5/25/23	326
500,000	Keysight Technologies Inc., 3.30%, 10/30/19	500
200,000	Land O’ Lakes Inc. 144A, 7.00%, (c)(f)	190
600,000	Las Vegas Sands Corp., 3.20%, 8/08/24	603
474,852	Latam Airlines 2015-1 Pass-Through Trust A, 4.20%, 11/15/27	482
580,000	Lennar Corp., 4.75%, 11/29/27	612
500,000	Level 3 Financing Inc., 5.13%, 5/01/23	504
420,000	Level 3 Parent LLC, 5.75%, 12/01/22	424
530,000	Meritage Homes Corp., 5.13%, 6/06/27	551
635,000	Mylan NV, 3.15%, 6/15/21	641
775,000	Nissan Motor Acceptance Corp. 144A, 2.15%, 7/13/20 (c)	772
500,000	Northwell Healthcare Inc., 4.26%, 11/01/47	538
265,000	NOVA Chemicals Corp. 144A, 5.25%, 6/01/27 (c)	277
430,000	Orange SA, 1.63%, 11/03/19	429
250,000	Orange SA, 9.00%, 3/01/31	385
500,000	Penske Automotive Group Inc., 5.38%, 12/01/24	515
500,000	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 144A, 5.13%, 7/15/23 (c)	510
375,000	Ryder System Inc., 2.88%, 6/01/22	379
500,000	Service Corp. International, 5.38%, 5/15/24	514
555,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	554
100,000	Sirius XM Radio Inc. 144A, 4.63%, 5/15/23 (c)	102
450,000	Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (c)	465
885,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (c)	883
400,000	Sonic Automotive Inc., 5.00%, 5/15/23	404
300,000	Sprint Corp., 7.88%, 9/15/23	335
500,000	Standard Industries Inc. 144A, 4.75%, 1/15/28 (c)	496
735,000	Tencent Holdings Ltd. 144A, 3.28%, 4/11/24 (c)	753
300,000	Tenet Healthcare Corp., 8.13%, 4/01/22	322
500,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	471
815,000	Toledo Hospital, 5.33%, 11/15/28	891
805,000	United Technologies Corp., 3.65%, 8/16/23	844
430,000	XPO Logistics Inc. 144A, 6.13%, 9/01/23 (c)	444

		34,931

Utility (6%)
340,000	Antero Resources Corp., 5.13%, 12/01/22	326
340,000	Carrizo Oil & Gas Inc., 6.25%, 4/15/23 (h)	336
450,000	CenterPoint Energy Inc., 3.60%, 11/01/21	461
292,500	Cometa Energia SA de CV 144A, 6.38%, 4/24/35 (c)	306
275,000	Comision Federal de Electricidad 144A, 4.88%, 5/26/21 (c)	285
700,000	Comision Federal de Electricidad 144A, 4.88%, 1/15/24 (c)	732
800,000	Dominion Energy Inc., 4.10%, 4/01/21	818

Principal or Shares	Security Description	Value (000)

380,000	DTE Energy Co., 3.70%, 8/01/23	$396
430,000	Emera U.S. Finance LP, 2.70%, 6/15/21	431
370,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	392
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	517
500,000	Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21	517
355,000	EQM Midstream Partners LP, 4.75%, 7/15/23	364
615,000	EQT Corp., 3.00%, 10/01/22	598
350,000	Laredo Petroleum Inc., 5.63%, 1/15/22	325
940,000	Midwest Connector Capital Co. LLC 144A, 3.90%, 4/01/24 (c)	978
450,000	Mississippi Power Co., (3 mo. LIBOR USD + 0.650%), 2.96%, 3/27/20 (a)	450
320,000	Oasis Petroleum Inc., 6.88%, 3/15/22	320
350,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	389
470,000	SM Energy Co., 6.13%, 11/15/22	462
445,000	Vistra Operations Co. LLC 144A, 3.55%, 7/15/24 (c)	449
470,000	Whiting Petroleum Corp., 5.75%, 3/15/21	472

		10,324

Total Corporate Bond (Cost - $75,098)		76,548

Foreign Government (7%)
365,000	Argentine Republic Government International Bond, 4.63%, 1/11/23	305
605,000	Croatia Government International Bond 144A, 6.38%, 3/24/21 (c)	641
406,667	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (c)	429
400,000	Egypt Government International Bond 144A, 6.20%, 3/01/24 (c)	426
850,000	Export-Import Bank of India, 3.88%, 10/02/19 (g)	852
430,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (c)	455
430,000	Ghana Government International Bond 144A, 7.88%, 3/26/27 (c)	455
300,000	Guatemala Government Bond 144A, 4.90%, 6/01/30 (c)	313
650,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (c)	692
500,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (c)	534
360,000	Mongolia Government International Bond 144A, 8.75%, 3/09/24 (c)	409
380,000	Nigeria Government International Bond 144A, 6.50%, 11/28/27 (c)	390
500,000	Oman Government International Bond 144A, 5.63%, 1/17/28 (c)	496
350,000	Qatar Government International Bond 144A, 4.82%, 3/14/49 (c)	406
350,000	Qatar Government International Bond 144A, 5.10%, 4/23/48 (c)	422
450,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (c)	464
275,000	Republic of Belarus International Bond 144A, 6.88%, 2/28/23 (c)	293

32

Principal or Shares	Security Description	Value (000)

1,900,000	Republic of Poland Government Bond, 2.50%, 4/25/24 PLN (b)	$505
6,500,000	Republic of South Africa Government Bond, 10.50%, 12/21/26 ZAR (b)	507
665,000	Saudi Government International Bond 144A, 3.25%, 10/26/26 (c)	686
350,000	Senegal Government International Bond 144A, 4.75%, 3/13/28 EUR (b)(c)	405
294,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (c)	321
245,000	Serbia International Bond 144A, 4.88%, 2/25/20 (c)	248
940,000	Sri Lanka Government International Bond 144A, 6.85%, 3/14/24 (c)	967
700,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (c)	713

Total Foreign Government (Cost - $12,094)		12,334

Mortgage Backed (15%)
117,738	Alternative Loan Trust 2005-47CB, 5.50%, 10/25/35	101
139,976	Alternative Loan Trust 2005-54CB, 5.13%, 11/25/35	117
722,764	Alternative Loan Trust 2005-54CB, 5.50%, 11/25/35	619
269,770	Alternative Loan Trust 2007-9T1, 6.00%, 5/25/37	190
368,426	American Home Mortgage Investment Trust 2006-3, (6 mo. LIBOR USD + 1.750%), 3.96%, 12/25/36 (a)	324
203,920	Banc of America Funding 2005-H Trust, 4.39%, 11/20/35 (d)	183
13,398,385	BANK 2018-BNK14, 0.52%, 9/15/60 (d)	489
437,429	BCAP LLC Trust 2007-AA2, 6.00%, 4/25/37	361
487,274	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 2.050%), 4.38%, 11/15/35 (a)(c)	490
185,130	CHL Mortgage Pass-Through Trust 2004-29, 2.66%, 2/25/35 (d)	167
9,660,597	Citigroup Commercial Mortgage Trust 2018-C6, 0.79%, 11/10/51 (d)	591
975,353	Connecticut Avenue Securities Trust 2018-R07 144A, (1 mo. LIBOR USD + 0.750%), 3.02%, 4/25/31 (a)(c)	976
1,100,000	Connecticut Avenue Securities Trust 2019-R05 144A, (1 mo. LIBOR USD + 0.750%), 3.02%, 7/25/39 (a)(c)	1,100
95,005	CSMC Mortgage-Backed Trust 2006-7, 6.00%, 8/25/36	77
280,015	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.550%), 2.82%, 1/25/30 (a)	280
498,297	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%), 3.22%, 10/25/29 (a)	500
498,925	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%), 12.52%, 1/25/29 (a)	670

Principal or Shares	Security Description	Value (000)

774,078	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 11.750%), 14.02%, 10/25/28 (a)	$1,109
498,150	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%), 14.52%, 9/25/28 (a)	726
1,825,000	FHLMC Multifamily Structured Pass-Through Certificates, 2.45%, 8/25/23	1,842
1,042,000	FHLMC Multifamily Structured Pass-Through Certificates, 3.32%, 2/25/23	1,080
1,350,492	FN BK4764 30YR, 4.00%, 8/01/48	1,402
1,395,836	FN MA3106 30YR, 3.00%, 8/01/47	1,416
1,100,000	Freddie Mac Stacr Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 0.750%), 3.02%, 10/25/48 (a)(c)	1,102
570,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 1.400%), 3.67%, 2/25/49 (a)(c)	570
600,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 6.87%, 12/25/42 (a)	652
496,676	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 8.800%), 11.07%, 3/25/28 (a)	617
496,626	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 9.350%), 11.62%, 4/25/28 (a)	655
331,674	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.500%), 12.77%, 5/25/28 (a)	442
497,228	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 13.52%, 12/25/28 (a)	694
249,372	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 13.52%, 10/25/29 (a)	308
354,623	GSMPS Mortgage Loan Trust 2005-RP2 144A, (1 mo. LIBOR USD + 0.350%), 2.62%, 3/25/35 (a)(c)	331
49,134	JP Morgan Mortgage Trust 2006-A4, 4.48%, 6/25/36 (d)	45
228,825	JP Morgan Mortgage Trust 2014-2 144A, 3.00%, 6/25/29 (c)(d)	232
91,932	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (c)(d)	94
95,672	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (c)(d)	99
391,707	New Residential Mortgage Loan Trust 2015-2 144A, 3.75%, 8/25/55 (c)(d)	404
694,619	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (c)(d)	724
123,171	PHH Alternative Mortgage Trust Series 2007-1, 6.00%, 2/25/37	113
179,273	RFMSI Series 2006-SA2 Trust, 5.11%, 8/25/36 (d)	147
1,000,000	Seasoned Credit Risk Transfer Trust Series 2016-1 144A, 3.00%, 9/25/55 (c)(d)	974

33 Payden Mutual Funds

Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

400,531	Sequoia Mortgage Trust 2017-CH1 144A, 3.50%, 8/25/47 (c)(d)	$406
660,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%), 4.67%, 2/25/47 (a)(c)	677
300,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 12.77%, 2/25/47 (a)(c)	328
213,000	WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust, 3.84%, 9/25/36 (d)	206
542,951	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 3.95%, 2/25/37 (d)	541

Total Mortgage Backed (Cost - $23,835)		25,171

Municipal (3%)
650,000	California Pollution Control Financing Authority 144A, 5.00%, 7/01/37 (c)	700
1,000,000	California Pollution Control Financing Authority 144A, 6.75%, 12/01/28 (c)	1,021
250,000	California Pollution Control Financing Authority, 7.50%, 12/01/39	235
250,000	District of Columbia Water & Sewer Authority, 4.81%, 10/01/2114	315
1,500,000	Municipal Improvement Corp. of Los Angeles, 3.43%, 11/01/21	1,544
1,000,000	New York Transportation Development Corp., 5.00%, 7/01/41	1,110

Total Municipal (Cost - $4,760)		4,925

U.S. Treasury (16%)
7,990,000	U.S. Treasury Bill, 2.09%, 9/05/19 (i)	7,974
1,000,000	U.S. Treasury Bond, 2.25%, 8/15/46	945
4,000,000	U.S. Treasury Note, 2.63%, 1/31/26	4,173
11,840,000	U.S. Treasury Note, 2.63%, 2/15/29	12,461
770,000	U.S. Treasury Note, 2.75%, 7/31/23 (j)	797

Total U.S. Treasury (Cost - $25,408)		26,350

Principal or Shares	Security Description	Value (000)

Stocks (1%)
Master Limited Partnership (0%)
15,700	Energy Transfer LP	$226
8,200	Enterprise Products Partners LP	247
4,000	Magellan Midstream Partners LP	264

		737

Preferred Stock (0%)
7,500	Bank of America Corp., 6.50%	195
3,840	Goldman Sachs Group Inc., 6.30%	104
3,550	U.S. Bancorp, 6.50%	96

		395

Real Estate Investment Trust (1%)
1,200	AvalonBay Communities Inc.	251
2,200	CoreSite Realty Corp.	231
1,900	Crown Castle International Corp.	253
3,400	Prologis Inc.	274

		1,009

Total Stocks (Cost - $1,887)		2,141

Investment Company (3%)
4,356,690	Payden Cash Reserves Money Market Fund * (Cost - $4,357)	4,357

Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $79)		578

Total Investments, Before Options Written
(Cost - $162,832) (101%)		167,669

Written Swaptions (0%)
Total Written Swaptions (Cost - $(79))		(575)

Total Investments (Cost - $162,753) (101%)		167,094
Liabilities in excess of Other Assets (-1%)		(930)

Net Assets (100%)		$166,164

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019.
(b)	Principal in foreign currency.
(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019. The stated maturity is subject to prepayments.
(f)	Perpetual security with no stated maturity date.
(g)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(h)

All or a portion of these securities are on loan. At July 31, 2019, the total market value of the Fund’s securities on loan is $844 and the total market value of the collateral held by the Fund is $868. Amounts in 000s.

(i)	Yield to maturity at time of purchase.
(j)	All or a portion of the security is pledged to cover futures contract margin requirements.

34

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put

Purchased Call Swaptions 0.0%
2-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.975%	Barclays Bank PLC	$27,000	09/27/2019	$578	Call
Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR

Written Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put

Written Call Swaptions 0.0%
5-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.90%	Barclays Bank PLC	$11,200	09/27/2019	$(575)	Call
Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
MXN 25,120	USD 1,300	HSBC Bank USA, N.A.	09/18/2019	$—
USD 2,495	CHF 2,455	Barclays Bank PLC	09/12/2019	17
USD 2,466	EUR 2,187	Barclays Bank PLC	09/12/2019	36
USD 527	PLN 1,994	Barclays Bank PLC	09/26/2019	12
USD 2,468	EUR 2,198	BNP PARIBAS	09/10/2019	27
USD 2,450	AUD 3,539	BNP PARIBAS	09/10/2019	26
USD 2,826	EUR 2,515	Citibank, N.A.	08/08/2019	40
USD 832	CLP 580,500	Citibank, N.A.	08/29/2019	7
USD 1,643	NOK 14,392	HSBC Bank USA, N.A.	08/20/2019	17
USD 1,249	EUR 1,107	HSBC Bank USA, N.A.	09/19/2019	19
USD 1,202	GBP 986	HSBC Bank USA, N.A.	09/19/2019	—

				201

Liabilities:
AUD 3,539	USD 2,457	BNP PARIBAS	09/10/2019	(34)
BRL 3,154	USD 826	HSBC Bank USA, N.A.	10/30/2019	(6)
CAD 2,199	USD 1,674	HSBC Bank USA, N.A.	08/20/2019	(7)
CHF 2,455	USD 2,479	Barclays Bank PLC	09/12/2019	(1)
COP 2,709,000	USD 828	Citibank, N.A.	08/29/2019	(3)
EUR 2,187	USD 2,494	Barclays Bank PLC	09/12/2019	(64)
EUR 2,198	USD 2,500	BNP PARIBAS	09/10/2019	(58)
EUR 1,107	USD 1,238	HSBC Bank USA, N.A.	09/19/2019	(8)
GBP 986	USD 1,246	HSBC Bank USA, N.A.	09/19/2019	(44)
INR 57,210	USD 827	HSBC Bank USA, N.A.	09/24/2019	—
NOK 14,392	USD 1,646	HSBC Bank USA, N.A.	08/20/2019	(20)
PLN 3,226	USD 839	Barclays Bank PLC	09/26/2019	(6)
USD 832	THB 25,700	Barclays Bank PLC	10/31/2019	(5)
USD 1,642	CAD 2,199	HSBC Bank USA, N.A.	08/20/2019	(24)
USD 475	MXN 9,230	HSBC Bank USA, N.A.	09/18/2019	(3)

				(283)

Net Unrealized Appreciation (Depreciation)				$(82)

35    Payden Mutual Funds

Payden Strategic Income Fund continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
3-Month GBP LIBOR Option Future	252	Dec-19	$2	$(57)	$(57)
U.S. Treasury 10-Year Note Future	10	Sep-19	1,274	20	20
U.S. Treasury 5-Year Note Future	126	Sep-19	14,812	121	121
U.S. Ultra Bond Future	8	Sep-19	1,421	51	51

					135

Short Contracts:
3-Month GBP LIBOR Option Future	252	Dec-19	—	16	16
U.S. 10-Year Ultra Future	63	Sep-19	(8,684)	(103)	(103)

					(87)

Total Futures					$48

Payden Absolute Return Bond Fund

Schedule of Investments - July 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (22%)
500,000	Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD + 0.840%), 3.12%, 7/25/27 (a)(b)	$499
600,000	Allegro CLO II-S Ltd. 144A, (3 mo. LIBOR USD + 1.080%), 3.36%, 10/21/28 (a)(b)	600
1,600,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo. LIBOR USD + 1.500%), 3.80%, 7/15/27 (a)(b)	1,595
1,600,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 0.930%), 3.23%, 7/18/27 (a)(b)	1,600
650,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%), 4.75%, 7/18/27 (a)(b)	635
700,000	Apres Static CLO Ltd. 144A, (3 mo. LIBOR USD + 1.750%), 4.05%, 1/15/27 (a)(b)	695
1,700,000	Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.700%), 4.03%, 5/15/37 (a)(b)	1,710
2,350,000	Avery Point VI CLO Ltd. 144A, (3 mo. LIBOR USD + 1.050%), 3.34%, 8/05/27 (a)(b)	2,351
1,316,023	Barings BDC Static CLO Ltd. 2019-1 144A, (3 mo. LIBOR USD + 1.020%), 3.32%, 4/15/27 (a)(b)	1,311
1,500,000	Barings BDC Static CLO Ltd. 2019-1 144A, (3 mo. LIBOR USD + 1.650%), 3.95%, 4/15/27 (a)(b)	1,496
370,000	Barings CLO Ltd. 2016-II 144A, (3 mo. LIBOR USD + 3.250%), 5.53%, 7/20/28 (a)(b)	370
300,000	BDS 2019-FL3 Ltd. 144A, (1 mo. LIBOR USD + 1.400%), 3.71%, 12/15/35 (a)(b)	302
1,450,000	BDS 2019-FL3 Ltd. 144A, (1 mo. LIBOR USD + 2.700%), 5.01%, 12/15/35 (a)(b)	1,461
450,000	Blackrock European CLO III DAC 144A, (3 mo. EURIBOR + 0.850%), 0.85%, 4/15/30 EUR (a)(b)(c)	498
2,050,000	BlueMountain CLO 2013-1 Ltd. 144A, (3 mo. LIBOR USD + 1.230%), 3.51%, 1/20/29 (a)(b)	2,053
600,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 3.63%, 9/15/35 (a)(b)	602
450,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 3.93%, 9/15/35 (a)(b)	452
400,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.100%), 4.43%, 9/15/35 (a)(b)	403
350,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.750%), 5.08%, 9/15/35 (a)(b)	353
450,000	Carlyle Global Market Strategies Euro CLO 2015-2 DAC 144A, (3 mo. EURIBOR + 0.730%), 0.73%, 9/21/29 EUR (a)(b)(c)	501
1,410,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 1.230%), 3.68%, 6/09/30 (a)(b)	1,411
1,950,000	Cedar Funding VI CLO Ltd. 144A, (3 mo. LIBOR USD + 1.090%), 3.37%, 10/20/28 (a)(b)	1,949
500,000	Cedar Funding VI CLO Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 3.88%, 10/20/28 (a)(b)	497
575,000	Cent CLO 17 Ltd. 144A, (3 mo. LIBOR USD + 2.800%), 5.07%, 4/30/31 (a)(b)	554
350,000	CIFC Funding 2013-III-R Ltd. 144A, (3 mo. LIBOR USD + 2.900%), 5.18%, 4/24/31 (a)(b)	331

Principal or Shares	Security Description	Value (000)

5,660,000	CIFC Funding 2014-II-R Ltd. 144A, (3 mo. LIBOR USD + 1.050%), 3.33%, 4/24/30 (a)(b)	$5,635
2,325,000	CIFC Funding 2015-V Ltd. 144A, (3 mo. LIBOR USD + 0.860%), 3.14%, 10/25/27 (a)(b)	2,317
450,000	CIFC Funding 2015-V Ltd. 144A, (3 mo. LIBOR USD + 2.950%), 5.23%, 10/25/27 (a)(b)	445
1,100,000	Clarinda Park CLO DAC 144A, (3 mo. EURIBOR + 0.900%), 0.90%, 11/15/29 EUR (a)(b)(c)	1,223
1,450,000	Clarinda Park CLO DAC 144A, (3 mo. EURIBOR + 1.600%), 1.60%, 11/15/29 EUR (a)(b)(c)	1,619
1,000,000	Clarinda Park CLO DAC 144A, (3 mo. EURIBOR + 3.400%), 3.40%, 11/15/29 EUR (a)(b)(c)	1,116
250,000	Columbia Cent CLO 27 Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 3.88%, 10/25/28 (a)(b)	248
929,103	CoreVest American Finance 2018-2 Trust 144A, 4.03%, 11/15/52 (b)	975
602,696	Countrywide Asset-Backed Certificates, 4.64%, 10/25/46 (d)	594
300,000	CVC Cordatus Loan Fund III DAV 144A, (3 mo. EURIBOR + 2.550%), 2.55%, 8/15/32 EUR (a)(b)(c)	322
1,674,500	DB Master Finance LLC 144A, 3.63%, 11/20/47 (b)	1,699
700,000	DB Master Finance LLC 144A, 3.79%, 5/20/49 (b)	718
2,695,000	Domino’s Pizza Master Issuer LLC 144A, 3.08%, 7/25/47 (b)	2,704
1,200,000	Drive Auto Receivables Trust 2018-1, 3.81%, 5/15/24	1,218
3,700,000	Drive Auto Receivables Trust 2019-2, 3.69%, 8/17/26	3,792
1,000,000	Drive Auto Receivables Trust 2019-3, 3.18%, 10/15/26	1,009
1,094,500	Driven Brands Funding LLC 144A, 4.64%, 4/20/49 (b)	1,130
895,125	Driven Brands Funding LLC 144A, 5.22%, 7/20/45 (b)	926
1,650,000	Dryden 36 Senior Loan Fund 144A, (3 mo. LIBOR USD + 1.750%), 4.05%, 4/15/29 (a)(b)	1,650
650,000	Dryden 39 Euro CLO 2015 BV 144A, (3 mo. EURIBOR + 0.870%), 0.87%, 10/15/31 EUR (a)(b)(c)	720
945,000	First Investors Auto Owner Trust 2019-1 144A, 3.55%, 4/15/25 (b)	960
439,875	FOCUS Brands Funding LLC 144A, 3.86%, 4/30/47 (b)	453
1,560,005	Galaxy XXIX CLO Ltd. 144A, (3 mo. LIBOR USD + 0.790%), 3.31%, 11/15/26 (a)(b)	1,557
500,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 3.63%, 2/22/36 (a)(b)	504

37 Payden Mutual Funds

Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

600,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 3.93%, 2/22/36 (a)(b)	$605
800,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.900%), 4.23%, 2/22/36 (a)(b)	807
1,700,000	Grand Avenue CRE 2019-FL1 144A, (1 mo. LIBOR USD + 1.500%), 3.83%, 6/15/37 (a)(b)	1,707
1,050,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%), 3.88%, 9/15/28 (a)(b)	1,049
250,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.150%), 4.48%, 9/15/28 (a)(b)	249
350,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.650%), 4.98%, 9/15/28 (a)(b)	346
2,300,000	Greywolf CLO IV Ltd. 144A, (3 mo. LIBOR USD + 1.950%), 4.54%, 4/17/30 (a)(b)	2,300
1,000,000	Grippen Park Clo Ltd. 144A, (3 mo. LIBOR USD + 1.650%), 3.93%, 1/20/30 (a)(b)	997
500,000	Halcyon Loan Advisors Funding 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 1.650%), 3.93%, 7/25/27 (a)(b)	500
2,300,000	Henley CLO I DAC 144A, (3 mo. EURIBOR + 1.140%), 1.14%, 7/15/32 EUR (a)(b)(c)	2,546
1,300,000	Henley CLO I DAC 144A, (3 mo. EURIBOR + 1.800%), 1.80%, 7/15/32 EUR (a)(b)(c)	1,439
250,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.080%), 3.41%, 8/15/28 (a)(b)	251
450,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 2.350%), 4.68%, 8/15/28 (a)(b)	452
250,000	ICG U.S. CLO 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 0.850%), 3.17%, 1/16/28 (a)(b)	249
400,000	ICG U.S. CLO 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 2.450%), 4.77%, 1/16/28 (a)(b)	387
400,000	ICG U.S. CLO 2017-1 Ltd. 144A, (3 mo. LIBOR USD + 1.650%), 3.91%, 4/28/29 (a)(b)	398
631,867	Invitation Homes 2018-SFR3 Trust 144A, (1 mo. LIBOR USD + 1.000%), 3.31%, 7/17/37 (a)(b)	634
312,662	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 0.950%), 3.23%, 4/21/25 (a)(b)	313
250,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 1.450%), 3.73%, 4/21/25 (a)(b)	249
550,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 3.41%, 6/15/36 (a)(b)	553
300,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.350%), 3.66%, 6/15/36 (a)(b)	301
200,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 3.91%, 6/15/36 (a)(b)	201
200,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 2.000%), 4.31%, 6/15/36 (a)(b)	201
1,500,000	LCM XVIII LP 144A, (3 mo. LIBOR USD + 1.240%), 3.54%, 7/15/27 (a)(b)	1,502
950,000	LCM XVIII LP 144A, (3 mo. LIBOR USD + 1.750%), 4.05%, 7/15/27 (a)(b)	951
750,000	LCM XX LP 144A, (3 mo. LIBOR USD + 1.040%), 3.32%, 10/20/27 (a)(b)	752

Principal or Shares	Security Description	Value (000)

800,000	LMREC 2019-CRE3 Inc. 144A, (1 mo. LIBOR USD + 1.400%), 3.78%, 12/22/35 (a)(b)	$802
1,200,000	LoanCore 2018-CRE1 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.130%), 3.46%, 5/15/28 (a)(b)	1,202
1,300,000	LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 3.83%, 5/09/36 (a)(b)	1,305
755,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 0.950%), 3.25%, 4/19/30 (a)(b)	750
1,340,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 2.850%), 5.15%, 4/19/30 (a)(b)	1,311
1,050,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 3.48%, 6/15/28 (a)(b)	1,053
150,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%), 3.88%, 6/15/28 (a)(b)	151
720,000	Neuberger Berman CLO XVI-S Ltd. 144A, (3 mo. LIBOR USD + 0.850%), 3.15%, 1/15/28 (a)(b)	717
1,000,000	NLY Commercial Mortgage Trust 144A, (1 mo. LIBOR USD + 1.600%), 3.93%, 2/15/36 (a)(b)	1,004
400,000	OCP CLO 2014-5 Ltd. 144A, (3 mo. LIBOR USD + 2.900%), 5.17%, 4/26/31 (a)(b)	377
350,000	Octagon Investment Partners 25 Ltd. 144A, (3 mo. LIBOR USD + 0.800%), 3.08%, 10/20/26 (a)(b)	349
735,000	Octagon Investment Partners XXIII Ltd. 144A, (3 mo. LIBOR USD + 0.850%), 3.15%, 7/15/27 (a)(b)	734
1,100,000	OneMain Financial Issuance Trust 2019-1 144A, 4.22%, 2/14/31 (b)	1,132
450,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 3.87%, 4/30/27 (a)(b)	450
300,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 3.000%), 5.27%, 4/30/27 (a)(b)	296
3,550,000	OZLM XIII Ltd. 144A, (3 mo. LIBOR USD + 3.000%), 5.27%, 7/30/27 (a)(b)	3,462
1,950,000	Palmer Square CLO 2015-1 Ltd. 144A, (3 mo. LIBOR USD + 1.650%), 4.17%, 5/21/29 (a)(b)	1,950
3,150,000	Palmer Square CLO 2015-1 Ltd. 144A, (3 mo. LIBOR USD + 3.150%), 5.67%, 5/21/29 (a)(b)	3,133
754,300	Planet Fitness Master Issuer LLC 144A, 4.26%, 9/05/48 (b)	777
1,985,000	Planet Fitness Master Issuer LLC 144A, 4.67%, 9/05/48 (b)	2,088
400,000	Progress Residential 2018-SFR3 Trust 144A, 4.08%, 10/17/35 (b)	411
1,250,000	Progress Residential 2019-SFR2 Trust 144A, 3.79%, 5/17/36 (b)	1,279
1,850,000	Regatta Funding LP 2013-2A 144A, (3 mo. LIBOR USD + 1.250%), 3.55%, 1/15/29 (a)(b)	1,853
1,500,000	Regatta Funding LP 2013-2A 144A, (3 mo. LIBOR USD + 1.850%), 4.15%, 1/15/29 (a)(b)	1,500
850,000	Regatta VII Funding Ltd. 144A, (3 mo. LIBOR USD + 1.060%), 3.45%, 12/20/28 (a)(b)	849
300,000	Regatta VII Funding Ltd. 144A, (3 mo. LIBOR USD + 2.000%), 4.39%, 12/20/28 (a)(b)	296

38

Principal or Shares	Security Description	Value (000)

2,250,000	RR 6 Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 3.98%, 4/15/30 (a)(b)	$2,239
1,200,000	Santander Drive Auto Receivables Trust 2019-2, 3.22%, 7/15/25	1,214
450,000	Shackleton 2015-VIII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.920%), 3.20%, 10/20/27 (a)(b)	449
580,918	Starwood Waypoint Homes 2017-1 Trust 144A, (1 mo. LIBOR USD + 0.950%), 3.28%, 1/17/35 (a)(b)	582
2,050,000	Symphony CLO XVII Ltd. 144A, (3 mo. LIBOR USD + 0.880%), 3.18%, 4/15/28 (a)(b)	2,048
450,000	Symphony CLO XVII Ltd. 144A, (3 mo. LIBOR USD + 2.650%), 4.95%, 4/15/28 (a)(b)	442
1,393,000	Taco Bell Funding LLC 144A, 4.32%, 11/25/48 (b)	1,438
553,813	Thacher Park CLO Ltd. 144A, (3 mo. LIBOR USD + 1.160%), 3.44%, 10/20/26 (a)(b)	555
250,000	THL Credit Wind River 2015-2 CLO Ltd. 144A, (3 mo. LIBOR USD + 0.870%), 3.17%, 10/15/27 (a)(b)	249
1,000,000	TPG Real Estate Finance 2018-FL2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.130%), 3.44%, 11/15/37 (a)(b)	1,003
250,000	TPG Real Estate Finance 2018-FL2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.300%), 4.61%, 11/15/37 (a)(b)	252
900,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.890%), 3.19%, 4/15/29 (a)(b)	895
770,000	Venture XVII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.880%), 3.18%, 4/15/27 (a)(b)	768
2,610,000	Venture XXIV CLO Ltd. 144A, (3 mo. LIBOR USD + 1.420%), 3.70%, 10/20/28 (a)(b)	2,613
1,410,000	Venture XXIV CLO Ltd. 144A, (3 mo. LIBOR USD + 1.560%), 3.84%, 10/20/28 (a)(b)	1,411
1,300,000	Voya CLO 2019-1 Ltd. 144A, (3 mo. LIBOR USD + 1.170%), 3.81%, 4/15/29 (a)(b)	1,303
2,462,500	Wendy’s Funding LLC 144A, 3.57%, 3/15/48 (b)	2,484
900,000	Wendy’s Funding LLC 144A, 3.78%, 6/15/49 (b)	906
550,000	Westlake Automobile Receivables Trust 2018-3 144A, 4.00%, 10/16/23 (b)	564
4,600,000	Westlake Automobile Receivables Trust 2019-1 144A, 3.67%, 3/15/24 (b)	4,681
847,875	Wingstop Funding 2018-1 LLC 144A, 4.97%, 12/05/48 (b)	879

Total Asset Backed (Cost - $133,833)		133,908

Bank Loans(e) (2%)
661,260	1011778 BCULC Term Loan B 1L, (LIBOR USD 1-Month + 2.250%), 4.48%, 2/16/24	662
1,740,000	American Airlines Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 4.33%, 12/14/23	1,734
1,341,331	Aramark Services Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%), 4.08%, 3/11/25	1,344
764,196	Axalta Coating Systems U.S. Holdings Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%), 4.08%, 6/01/24	762
384,163	Berry Global Inc. Term Loan T 1L, (LIBOR USD 1-Month + 2.000%), 4.38%, 1/06/21	384

Principal or Shares	Security Description	Value (000)

1,066,979	Charter Communications Operating LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 4.33%, 4/30/25	$1,070
518,256	Crown Americas LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 4.37%, 4/03/25	521
22,731	DaVita Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 5.13%, 6/24/21	23
96,000	Hilton Worldwide Finance LLC Term Loan B2 1L, (LIBOR USD 1-Month + 1.750%), 4.02%, 6/22/26	96
749,309	KFC Holding Co. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 4.05%, 4/03/25	750
1,432,451	Live Nation Entertainment Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%), 4.00%, 10/31/23	1,438
1,632,412	Sabre GLBL Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 4.23%, 2/22/24	1,639
956,032	SBA Senior Finance II LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 4.24%, 4/11/25	955
518,162	Vistra Operations Co. LLC Term Loan B1 1L, (LIBOR USD 1-Month + 2.000%), 4.23%, 8/04/23	520
760,000	WMG Acquisition Corp. Term Loan F 1L, (LIBOR USD 1-Month + 2.125%), 4.36%, 11/01/23	760
1,745,603	Wyndham Hotels & Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 4.15%, 5/30/25	1,752

Total Bank Loans (Cost - $14,288)		14,410

Commercial Paper (3%)
5,000,000	Bell Canada, 2.67%, 9/06/19 (f)	4,987
4,000,000	Enbridge U.S. Inc., 2.56%, 8/23/19 (f)	3,994
5,500,000	UnitedHealth Group Inc., 2.49%, 8/12/19 (f)	5,495
5,800,000	Xcel Energy Inc., 2.45%, 8/16/19 (f)	5,794

Total Commercial Paper (Cost - $20,271)		20,270

Common Stock (0%)
300,000	T-Mobile USA Inc., Escrow (g)
	(Cost - $ — )	—
Corporate Bond (25%)
1,580,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (b)	1,656
450,000	ADCB Finance Cayman Ltd., 4.00%, 3/29/23 (h)	472
1,100,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 5/15/21	1,134
430,000	Alcoa Nederland Holding BV 144A, 6.75%, 9/30/24 (b)	453
1,000,000	Alexandria Real Estate Equities Inc., 4.00%, 1/15/24	1,060
2,300,000	Alimentation Couche-Tard Inc. 144A, 2.70%, 7/26/22 (b)	2,301
978,000	Allergan Sales LLC 144A, 4.88%, 2/15/21 (b)	1,005
1,000,000	Allergan Sales LLC 144A, 5.00%, 12/15/21 (b)	1,049
500,000	Allison Transmission Inc. 144A, 5.88%, 6/01/29 (b)	532

39 Payden Mutual Funds

Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,900,000	Anheuser-Busch InBev Worldwide Inc., 4.15%, 1/23/25	$2,046
1,000,000	Anthem Inc., 2.95%, 12/01/22	1,013
900,000	Anthem Inc., 3.70%, 8/15/21	920
1,000,000	ANZ New Zealand Int’l Ltd. 144A, 3.40%, 3/19/24 (b)	1,035
1,150,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (b)	1,196
990,000	AT&T Inc., 3.20%, 3/01/22	1,010
270,000	Athene Global Funding 144A, 4.00%, 1/25/22 (b)	279
800,000	Aviation Capital Group LLC 144A, (3 mo. LIBOR USD + 0.950%), 3.47%, 6/01/21 (a)(b)	805
880,000	Avolon Holdings Funding Ltd. 144A, 3.63%, 5/01/22 (b)	893
800,000	Avolon Holdings Funding Ltd. 144A, 3.95%, 7/01/24 (b)	818
230,000	B&G Foods Inc., 4.63%, 6/01/21	231
2,500,000	Baidu Inc., 3.88%, 9/29/23	2,592
1,700,000	Baidu Inc., 4.38%, 5/14/24	1,804
1,200,000	Banco Santander SA, 2.71%, 6/27/24	1,196
1,200,000	Bank of America Corp., (3 mo. LIBOR USD + 0.660%), 2.37%, 7/21/21 (a)	1,199
440,000	Bank of America Corp., (3 mo. LIBOR USD + 1.160%), 3.12%, 1/20/23 (a)	447
1,350,000	Barclays PLC, (3 mo. LIBOR USD + 1.400%), 4.61%, 2/15/23 (a)	1,390
1,200,000	Bayer U.S. Finance II LLC 144A, 3.88%, 12/15/23 (b)	1,238
1,300,000	Becton Dickinson Euro Finance Sarl, 0.63%, 6/04/23 EUR (c)	1,464
200,000	BNP Paribas SA 144A, 2.95%, 5/23/22 (b)	202
1,400,000	Bristol-Myers Squibb Co. 144A, 2.90%, 7/26/24 (b)	1,433
240,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.00%, 3/01/23 (b)	242
120,000	CDW LLC/CDW Finance Corp., 5.00%, 9/01/23	122
1,055,000	CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	1,144
185,000	Celgene Corp., 2.75%, 2/15/23	187
785,000	Cemex SAB de CV 144A, 5.70%, 1/11/25 (b)	808
76,923	Cenovus Energy Inc., 5.70%, 10/15/19	77
480,000	Centene Corp., 4.75%, 5/15/22	487
1,500,000	CenturyLink Inc., 5.80%, 3/15/22	1,567
1,800,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 7/23/22	1,886
320,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/01/24	340
1,170,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	1,290
860,000	Cigna Corp. 144A, 3.40%, 9/17/21 (b)	875
1,485,000	Cigna Corp. 144A, 3.75%, 7/15/23 (b)	1,543
750,000	Citigroup Inc., 2.70%, 10/27/22	754
300,000	Citigroup Inc., 2.75%, 4/25/22	302
1,200,000	Citigroup Inc., 2.90%, 12/08/21	1,214
350,000	Comcast Corp., 3.70%, 4/15/24	370

Principal or Shares	Security Description	Value (000)

800,000	Conagra Brands Inc., 3.80%, 10/22/21	$822
210,000	Covanta Holding Corp., 5.88%, 3/01/24	216
1,600,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	1,654
600,000	CSC Holdings LLC 144A, 5.38%, 7/15/23 (b)	617
550,000	CSC Holdings LLC, 6.75%, 11/15/21	590
2,390,000	CVS Health Corp., 3.70%, 3/09/23	2,467
850,000	CyrusOne LP/CyrusOne Finance Corp., 5.00%, 3/15/24	876
750,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21 (b)	771
370,000	DNB Bank ASA 144A, 2.38%, 6/02/21 (b)	370
650,000	Dollar Tree Inc., 3.70%, 5/15/23	671
1,350,000	Dominion Energy Inc., 2.72%, 8/15/21	1,353
1,180,000	DuPont de Nemours Inc., 4.21%, 11/15/23	1,257
685,000	Enbridge Inc., 2.90%, 7/15/22	693
1,110,000	Encompass Health Corp., 5.75%, 11/01/24	1,127
205,000	Energy Transfer Operating LP, 3.60%, 2/01/23	210
250,000	Energy Transfer Operating LP, 4.20%, 9/15/23	262
325,000	Energy Transfer Operating LP, 4.25%, 3/15/23	339
1,400,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	1,485
1,140,000	EQM Midstream Partners LP, 4.75%, 7/15/23	1,167
150,000	Equinix Inc., 2.88%, 3/15/24 EUR (c)	173
500,000	Fidelity National Information Services Inc., 0.75%, 5/21/23 EUR (c)	570
400,000	Fidelity National Information Services Inc., 2.60%, 5/21/25 GBP (c)	513
127,000	First Data Corp. 144A, 5.38%, 8/15/23 (b)	131
250,000	FirstEnergy Corp., 2.85%, 7/15/22	252
400,000	Fiserv Inc., 2.25%, 7/01/25 GBP (c)	502
1,800,000	Fiserv Inc., 2.75%, 7/01/24	1,816
200,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (b)	214
450,000	Ford Motor Credit Co. LLC, 2.68%, 1/09/20	450
1,400,000	Ford Motor Credit Co. LLC, 3.34%, 3/18/21	1,408
700,000	Ford Motor Credit Co. LLC, 3.35%, 11/01/22	700
500,000	Ford Motor Credit Co. LLC, 4.54%, 8/01/26	505
1,350,000	General Motors Financial Co. Inc., 3.55%, 7/08/22	1,372
900,000	Glencore Funding LLC 144A, 4.13%, 3/12/24 (b)	934
525,000	GLP Capital LP/GLP Financing II Inc., 4.38%, 4/15/21	537
1,350,000	GLP Capital LP/GLP Financing II Inc., 4.88%, 11/01/20	1,379
700,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 0.821%), 2.88%, 10/31/22 (a)	704
600,000	Goldman Sachs Group Inc., 3.63%, 2/20/24	623
581,000	Goldman Sachs Group Inc., 5.75%, 1/24/22	626
640,000	Goodyear Tire & Rubber Co., 5.13%, 11/15/23 (i)	650
220,000	Hill-Rom Holdings Inc. 144A, 5.75%, 9/01/23 (b)	227
450,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 1.055%), 3.26%, 3/13/23 (a)	456
1,200,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 0.987%), 3.95%, 5/18/24 (a)	1,252

40

Principal or Shares	Security Description	Value (000)

900,000	Humana Inc., 2.90%, 12/15/22	$910
155,000	Husky Energy Inc., 3.95%, 4/15/22	160
440,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.88%, 2/01/22	446
300,000	IHO Verwaltungs GmbH 144A, 3.63%, 5/15/25 EUR (b)(c)	336
500,000	IHO Verwaltungs GmbH 144A, 6.00%, 5/15/27 (b)	500
1,800,000	Indonesia Asahan Aluminium Persero PT 144A, 5.23%, 11/15/21 (b)	1,893
1,300,000	Indonesia Asahan Aluminium Persero PT 144A, 5.71%, 11/15/23 (b)	1,433
330,000	ING Groep NV, 4.10%, 10/02/23	349
340,000	International Lease Finance Corp., 4.63%, 4/15/21	351
1,205,000	Iron Mountain Inc., 5.75%, 8/15/24	1,217
460,000	iStar Inc., 4.63%, 9/15/20	466
135,000	James Hardie International Finance DAC 144A, 3.63%, 10/01/26 EUR (b)(c)	159
600,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.610%), 3.51%, 6/18/22 (a)	612
800,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 1.000%), 4.02%, 12/05/24 (a)	849
250,000	Keurig Dr Pepper Inc., 4.06%, 5/25/23	263
1,000,000	Las Vegas Sands Corp., 3.20%, 8/08/24	1,006
650,000	Las Vegas Sands Corp., 3.50%, 8/18/26	653
445,000	Level 3 Financing Inc., 5.13%, 5/01/23	449
1,400,000	Lloyds Banking Group PLC, (3 mo. LIBOR USD + 0.810%), 2.91%, 11/07/23 (a)	1,393
1,715,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%), 3.19%, 11/28/23 (a)(b)	1,745
650,000	Medtronic Global Holdings SCA, 0.25%, 7/02/25 EUR (c)	731
450,000	Meritage Homes Corp., 7.00%, 4/01/22	493
1,350,000	MGM Resorts International, 6.63%, 12/15/21	1,465
250,000	Midwest Connector Capital Co. LLC 144A, 3.63%, 4/01/22 (b)	255
380,000	Midwest Connector Capital Co. LLC 144A, 3.90%, 4/01/24 (b)	395
1,100,000	Mitsubishi UFJ Financial Group Inc., 2.19%, 9/13/21	1,093
1,200,000	Mitsubishi UFJ Financial Group Inc., 2.62%, 7/18/22	1,201
410,000	Mitsubishi UFJ Financial Group Inc., 3.00%, 2/22/22	415
1,200,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (b)	1,203
700,000	Morgan Stanley, (3 mo. EURIBOR + 0.753%), 0.64%, 7/26/24 EUR (a)(c)	792
440,000	MPT Operating Partnership LP/MPT Finance Corp., 5.50%, 5/01/24	453
1,300,000	NextEra Energy Capital Holdings Inc., 2.80%, 1/15/23	1,313
510,000	NextEra Energy Capital Holdings Inc., 2.90%, 4/01/22	519
1,180,000	Nissan Motor Acceptance Corp. 144A, 3.15%, 3/15/21 (b)	1,189

Principal or Shares	Security Description	Value (000)

300,000	Nordea Bank Abp 144A, 4.88%, 5/13/21 (b)	$311
210,000	ONEOK Inc., 4.25%, 2/01/22	217
1,455,000	ONEOK Partners LP, 5.00%, 9/15/23	1,570
900,000	Park Aerospace Holdings Ltd. 144A, 5.25%, 8/15/22 (b)	952
345,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.30%, 4/01/21 (b)	349
1,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.45%, 7/01/24 (b)	1,033
575,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.65%, 7/29/21 (b)	587
1,600,000	Petrobras Global Finance BV, 4.38%, 5/20/23	1,664
1,150,000	Reliance Standard Life Global Funding II 144A, 2.63%, 7/22/22 (b)	1,150
1,240,000	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 144A, 5.13%, 7/15/23 (b)	1,265
1,300,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.762%), 4.27%, 3/22/25 (a)	1,332
460,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	511
1,600,000	Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	1,729
350,000	Santander Holdings USA Inc., 4.45%, 12/03/21	363
600,000	Saudi Arabian Oil Co. 144A, 2.88%, 4/16/24 (b)	605
455,000	SBA Communications Corp., 4.00%, 10/01/22	463
220,000	Service Corp. International, 5.38%, 5/15/24	226
1,100,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	1,112
1,300,000	Shriram Transport Finance Co. Ltd. 144A, 5.95%, 10/24/22 (b)	1,333
1,230,000	Sirius XM Radio Inc. 144A, 4.63%, 5/15/23 (b)	1,255
200,000	SMBC Aviation Capital Finance DAC 144A, 4.13%, 7/15/23 (b)	209
340,000	Smithfield Foods Inc. 144A, 3.35%, 2/01/22 (b)	340
1,181,250	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	1,188
800,000	Sumitomo Mitsui Financial Group Inc., 2.93%, 3/09/21	806
1,218,000	Sunoco LP/Sunoco Finance Corp., 4.88%, 1/15/23	1,242
1,500,000	SunTrust Bank, 2.80%, 5/17/22	1,516
1,600,000	Synchrony Financial, 4.38%, 3/19/24	1,686
400,000	Takeda Pharmaceutical Co. Ltd. 144A, 0.38%, 11/21/20 EUR (b)(c)	446
300,000	Takeda Pharmaceutical Co. Ltd. 144A, 1.13%, 11/21/22 EUR (b)(c)	345
650,000	Takeda Pharmaceutical Co. Ltd. 144A, 4.00%, 11/26/21 (b)	671
1,470,000	Tenet Healthcare Corp., 4.63%, 7/15/24	1,500
100,000	Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	99
800,000	Teva Pharmaceutical Finance Netherlands II BV, 3.25%, 4/15/22 EUR (c)	855
200,000	Teva Pharmaceutical Finance Netherlands II BV, 4.50%, 3/01/25 EUR (c)	207

41 Payden Mutual Funds

Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

340,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	$320
2,000,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	1,747
300,000	T-Mobile USA Inc., 6.50%, 1/15/24	312
640,000	Tribune Media Co., 5.88%, 7/15/22	654
1,500,000	UBS Group Funding Switzerland AG 144A, 3.49%, 5/23/23 (b)	1,535
90,000	Universal Health Services Inc. 144A, 4.75%, 8/01/22 (b)	91
850,000	Ventas Realty LP, 3.50%, 4/15/24	881
1,000,000	Vistra Operations Co. LLC 144A, 3.55%, 7/15/24 (b)	1,008
250,000	Vodafone Group PLC, 3.75%, 1/16/24	260
1,250,000	Volkswagen Group of America Finance LLC 144A, 4.00%, 11/12/21 (b)	1,289
900,000	Volkswagen Group of America Finance LLC 144A, 4.25%, 11/13/23 (b)	956
1,525,000	WEA Finance LLC 144A, 3.15%, 4/05/22 (b)	1,545
700,000	Wells Fargo & Co., 2.50%, 3/04/21	703
1,500,000	Welltower Inc., 4.00%, 6/01/25	1,586
1,140,000	Zimmer Biomet Holdings Inc., 2.70%, 4/01/20	1,141

Total Corporate Bond (Cost - $146,277)		148,894

Foreign Government (10%)
1,066,667	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (b)(i)	1,125
733,333	Dominican Republic International Bond, 7.50%, 5/06/21 (h)	773
700,000	Egypt Government International Bond 144A, 5.58%, 2/21/23 (b)	726
1,100,000	Egypt Government International Bond 144A, 5.75%, 4/29/20 (b)	1,119
450,000	Egypt Government International Bond, 5.75%, 4/29/20 (h)	458
1,700,000	Egypt Government International Bond 144A, 6.13%, 1/31/22 (b)	1,780
2,400,000	Fondo MIVIVIENDA SA, 3.50%, 1/31/23 (h)	2,446
1,900,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (b)	2,009
800,000	Georgia Government International Bond, 6.88%, 4/12/21 (h)	846
1,500,000	Ghana Government International Bond 144A, 7.88%, 8/07/23 (b)	1,646
350,000	Ghana Government International Bond, 7.88%, 8/07/23 (h)	384
350,000	Ghana Government International Bond 144A, 7.88%, 3/26/27 (b)	370
2,141,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (b)	2,279
610,000	Guatemala Government Bond, 5.75%, 6/06/22 (h)	649
1,700,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	1,817
1,350,000	Honduras Government International Bond, 8.75%, 12/16/20 (h)	1,443
400,000	Indonesia Government International Bond, 2.63%, 6/14/23 EUR (c)(h)	483

Principal or Shares	Security Description	Value (000)

1,900,000,000	Japan Treasury Discount Bill, 0.00%, 8/19/19 JPY (c)(f)	$17,466
1,550,000	Kazakhstan Government International Bond 144A, 1.55%, 11/09/23 EUR (b)(c)	1,810
800,000	Kenya Government International Bond, 6.88%, 6/24/24 (h)	862
400,000	Mongolia Government International Bond 144A, 5.63%, 5/01/23 (b)	409
1,520,000	Mongolia Government International Bond 144A, 10.88%, 4/06/21 (b)	1,687
200,000	Mongolia Government International Bond, 10.88%, 4/06/21 (h)	222
2,050,000	Nigeria Government International Bond 144A, 6.75%, 1/28/21 (b)	2,136
620,000	Nigeria Government International Bond, 6.75%, 1/28/21 (h)	646
1,800,000	Qatar Government International Bond 144A, 3.38%, 3/14/24 (b)	1,875
1,850,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (b)	1,908
350,000	Republic of Armenia International Bond, 6.00%, 9/30/20 (h)	361
1,140,000	Republic of Belarus International Bond 144A, 6.88%, 2/28/23 (b)	1,215
880,000	Republic of South Africa Government International Bond, 5.50%, 3/09/20	892
1,750,000	Republic of South Africa Government International Bond, 5.88%, 5/30/22	1,865
290,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	317
250,000	Senegal Government International Bond, 8.75%, 5/13/21 (h)	273
600,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22 (b)	607
1,400,000	Sri Lanka Government International Bond 144A, 6.25%, 10/04/20 (b)	1,423
600,000	Sri Lanka Government International Bond 144A, 6.35%, 6/28/24 (b)	606
1,900,000	Ukraine Government International Bond 144A, 7.75%, 9/01/19 (b)	1,906
500,000	Ukraine Government International Bond, 7.75%, 9/01/19 (h)	502

Total Foreign Government (Cost - $58,691)		59,341

Mortgage Backed (32%)
596,693	Alternative Loan Trust 2005-56, (1 mo. LIBOR USD + 0.730%), 3.89%, 11/25/35 (a)	611
1,707,760	Alternative Loan Trust 2006-25CB, 6.00%, 10/25/36	1,464
277,511	Alternative Loan Trust 2006-2CB, 6.00%, 3/25/36	214
208,805	Alternative Loan Trust 2006-45T1, 6.00%, 2/25/37	151
440,554	Alternative Loan Trust 2006-HY11, (1 mo. LIBOR USD + 0.120%), 2.39%, 6/25/36 (a)	419

42

Principal or Shares	Security Description	Value (000)

745,842	Alternative Loan Trust 2007-12T1, 6.00%, 6/25/37	$553
874,399	Alternative Loan Trust 2007-15CB, 5.75%, 7/25/37	747
544,382	Alternative Loan Trust 2007-6, 5.75%, 4/25/47	481
177,390	American Home Mortgage Investment Trust 2006-3, (6 mo. LIBOR USD + 1.750%), 3.96%, 12/25/36 (a)	156
449,283	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR USD + 1.200%), 3.53%, 11/14/35 (a)(b)	451
249,602	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR USD + 1.400%), 3.73%, 11/14/35 (a)(b)	250
129,287	Banc of America Funding 2005-H Trust, 4.39%, 11/20/35 (d)	116
5,075,434	BANK 2018-BNK13, 0.52%, 8/15/61 (d)	176
2,307,000	BBCMS 2018-TALL Mortgage Trust 144A, (1 mo. LIBOR USD + 0.722%), 3.05%, 3/15/37 (a)(b)	2,307
1,808,000	BBCMS 2018-TALL Mortgage Trust 144A, (1 mo. LIBOR USD + 0.971%), 3.30%, 3/15/37 (a)(b)	1,810
493,150	BDS 2018-FL2 144A, (1 mo. LIBOR USD + 0.950%), 3.26%, 8/15/35 (a)(b)	494
200,000	BDS 2018-FL2 144A, (1 mo. LIBOR USD + 1.400%), 3.71%, 8/15/35 (a)(b)	201
169,991	Bear Stearns ALT-A Trust 2006-6, 4.08%, 11/25/36 (d)	158
109,495	Bear Stearns ARM Trust 2007-3, 4.38%, 5/25/47 (d)	104
9,962,490	BENCHMARK 2018-B4, 0.54%, 7/15/51 (d)	360
487,274	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 1.300%), 3.63%, 11/15/35 (a)(b)	488
406,062	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 1.800%), 4.13%, 11/15/35 (a)(b)	409
2,314,552	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 2.050%), 4.38%, 11/15/35 (a)(b)	2,330
450,000	BXMT 2017-FL1 Ltd. 144A, (1 mo. LIBOR USD + 0.870%), 3.18%, 6/15/35 (a)(b)	451
550,000	BXMT 2017-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.950%), 4.26%, 6/15/35 (a)(b)	553
3,060,000	Caesars Palace Las Vegas Trust 2017-VICI 144A, 4.35%, 10/15/34 (b)(d)	3,149
15,609,933	Cantor Commercial Real Estate Lending 2019-CF1, 1.14%, 5/15/52 (d)	1,327
1,200,000	CGDBB Commercial Mortgage Trust 2017-BIOC 144A, (1 mo. LIBOR USD + 2.150%), 4.48%, 7/15/32 (a)(b)	1,202
2,600,000	CHC Commercial Mortgage Trust 2019 - CHC 144A, (1 mo. LIBOR USD + 1.500%), 3.90%, 6/15/34 (a)(b)	2,606

Principal or Shares	Security Description	Value (000)

1,600,000	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.350%), 4.75%, 6/15/34 (a)(b)	$1,605
1,050,000	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.608%), 5.01%, 6/15/34 (a)(b)	1,046
177,725	CHL Mortgage Pass-Through Trust 2004-29, 2.66%, 2/25/35 (d)	160
123,528	CHL Mortgage Pass-Through Trust 2006-HYB1, 4.04%, 3/20/36 (d)	117
200,566	CHL Mortgage Pass-Through Trust 2007-HYB2, 3.94%, 2/25/47 (d)	183
1,400,000	COMM 2015-3BP Mortgage Trust 144A, 3.24%, 2/10/35 (b)(d)	1,399
237,891	Connecticut Avenue Securities Trust 2018-R07 144A, (1 mo. LIBOR USD + 0.750%), 3.02%, 4/25/31 (a)(b)	238
476,804	Connecticut Avenue Securities Trust 2019-R01 144A, (1 mo. LIBOR USD + 0.850%), 3.12%, 7/25/31 (a)(b)	478
700,000	Connecticut Avenue Securities Trust 2019-R01 144A, (1 mo. LIBOR USD + 2.450%), 4.72%, 7/25/31 (a)(b)	711
600,000	Connecticut Avenue Securities Trust 2019-R01 144A, (1 mo. LIBOR USD + 4.350%), 6.62%, 7/25/31 (a)(b)	644
1,300,000	Connecticut Avenue Securities Trust 2019-R02 144A, (1 mo. LIBOR USD + 4.150%), 6.42%, 8/25/31 (a)(b)	1,403
2,732,351	Connecticut Avenue Securities Trust 2019-R03 144A, (1 mo. LIBOR USD + 0.750%), 3.02%, 9/25/31 (a)(b)	2,735
1,300,000	Connecticut Avenue Securities Trust 2019-R03 144A, (1 mo. LIBOR USD + 2.150%), 4.42%, 9/25/31 (a)(b)	1,309
1,050,000	Connecticut Avenue Securities Trust 2019-R03 144A, (1 mo. LIBOR USD + 4.100%), 6.37%, 9/25/31 (a)(b)	1,130
800,000	Core Industrial Trust 2015-CALW 144A, 3.85%, 2/10/34 (b)(d)	826
2,350,000	Credit Suisse Mortgage Capital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 0.980%), 3.31%, 5/15/36 (a)(b)	2,360
2,800,000	Credit Suisse Mortgage Capital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 2.150%), 4.48%, 5/15/36 (a)(b)	2,821
1,100,000	CSMC Trust 2017-MOON 144A, 3.20%, 7/10/34 (b)(d)	1,083
369,482	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1, 5.60%, 2/25/36 (d)	369
202,291	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36 (d)	194
101,265	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36	97
1,100,000	Exantas Capital Corp. 2019-RSO7 Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 3.81%, 4/15/36 (a)(b)	1,103

43 Payden Mutual Funds

Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

743,404	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.550%), 2.82%, 1/25/30 (a)	$744
4,805,573	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.600%), 2.87%, 7/25/30 (a)	4,807
1,768,528	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.650%), 2.92%, 5/28/30 (a)	1,770
1,316,585	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.650%), 2.92%, 8/25/30 (a)	1,317
148,727	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.850%), 3.12%, 11/25/29 (a)	149
303,668	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.150%), 3.42%, 9/25/29 (a)	305
317,007	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.300%), 3.57%, 4/25/29 (a)	318
4,602,350	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.300%), 3.57%, 7/25/29 (a)	4,616
1,100,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.000%), 4.27%, 3/25/31 (a)	1,107
1,300,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.100%), 4.37%, 3/25/31 (a)	1,306
3,900,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.150%), 4.42%, 10/25/30 (a)	3,933
3,350,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%), 4.47%, 8/25/30 (a)	3,379
2,310,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.250%), 4.52%, 7/25/30 (a)	2,337
896,889	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 3.000%), 5.27%, 7/25/24 (a)	949
2,300,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 3.000%), 5.27%, 10/25/29 (a)	2,407
241,765	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.000%), 6.27%, 5/25/25 (a)	257
1,400,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.100%), 6.37%, 3/25/31 (a)	1,481
350,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%), 6.52%, 1/25/29 (a)	374
192,274	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.550%), 6.82%, 2/25/25 (a)	202
163,026	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.000%), 7.27%, 7/25/25 (a)	178
91,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.000%), 7.27%, 7/25/25 (a)	97
327,531	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.700%), 7.97%, 4/25/28 (a)	363
371,888	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 6.000%), 8.27%, 9/25/28 (a)	410
186,757	First Horizon Alternative Mortgage Securities Trust 2006-AA5, 4.46%, 9/25/36 (d)	173
155,746	First Horizon Alternative Mortgage Securities Trust 2006-FA2, 6.00%, 5/25/36	121
579,067	Flagstar Mortgage Trust 2018-1 144A, 3.50%, 3/25/48 (b)(d)	589

Principal or Shares	Security Description	Value (000)

5,250,000	Freddie Mac Stacr Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 0.750%), 3.02%, 10/25/48 (a)(b)	$5,258
4,150,000	Freddie Mac Stacr Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 2.300%), 4.57%, 10/25/48 (a)(b)	4,176
1,222,014	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 0.900%), 3.17%, 1/25/49 (a)(b)	1,226
2,800,000	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%), 4.92%, 1/25/49 (a)(b)	2,856
2,682,728	Freddie Mac STACR Trust 2019-DNA2 144A, (1 mo. LIBOR USD + 0.800%), 3.07%, 3/25/49 (a)(b)	2,686
2,950,000	Freddie Mac STACR Trust 2019-DNA2 144A, (1 mo. LIBOR USD + 2.450%), 4.72%, 3/25/49 (a)(b)	2,988
550,000	Freddie Mac STACR Trust 2019-DNA2 144A, (1 mo. LIBOR USD + 4.350%), 6.62%, 3/25/49 (a)(b)	594
700,000	Freddie Mac Stacr Trust 2019-HQA1 144A, (1 mo. LIBOR USD + 0.900%), 3.17%, 2/25/49 (a)(b)	701
600,000	Freddie Mac Stacr Trust 2019-HQA1 144A, (1 mo. LIBOR USD + 2.350%), 4.62%, 2/25/49 (a)(b)	607
1,050,000	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 0.700%), 2.97%, 4/25/49 (a)(b)	1,051
650,000	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 2.050%), 4.32%, 4/25/49 (a)(b)	654
1,550,000	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 4.100%), 6.37%, 4/25/49 (a)(b)	1,646
422,075	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 0.700%), 2.97%, 9/25/30 (a)	422
1,488,676	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 0.750%), 3.02%, 3/25/30 (a)	1,491
298,602	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%), 3.47%, 7/25/29 (a)	300
159,876	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%), 3.47%, 8/25/29 (a)	160
3,110,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.800%), 4.07%, 7/25/30 (a)	3,106
450,000	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, 4.16%, 8/25/48 (b)(d)	441

44

Principal or Shares	Security Description	Value (000)

236,180	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, 4.16%, 8/25/48 (b)(d)	$238
3,725,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.300%), 4.57%, 9/25/30 (a)	3,753
2,675,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.350%), 4.62%, 4/25/30 (a)	2,717
1,923,990	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.450%), 4.72%, 12/25/42 (a)	1,947
3,350,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.500%), 4.77%, 3/25/30 (a)	3,431
1,950,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 6.87%, 12/25/42 (a)	2,120
1,256,837	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 13.52%, 10/25/29 (a)	1,550
279,222	GreenPoint MTA Trust 2005-AR1, (1 mo. LIBOR USD + 0.440%), 2.71%, 6/25/45 (a)	267
1,557,000	GS Mortgage Securities Corp. Trust 2017-500K 144A, (1 mo. LIBOR USD + 1.500%), 3.83%, 7/15/32 (a)(b)	1,562
750,000	GS Mortgage Securities Corp. Trust 2017-500K 144A, (1 mo. LIBOR USD + 1.800%), 4.13%, 7/15/32 (a)(b)	753
1,150,000	GS Mortgage Securities Corp. Trust 2017-500K 144A, (1 mo. LIBOR USD + 2.500%), 4.83%, 7/15/32 (a)(b)	1,143
2,500,000	GS Mortgage Securities Corp. Trust 2019-SOHO 144A, (1 mo. LIBOR USD + 1.875%), 4.20%, 6/15/36 (a)(b)	2,498
167,538	GSMPS Mortgage Loan Trust 2005-RP2 144A, (1 mo. LIBOR USD + 0.350%), 2.62%, 3/25/35 (a)(b)	157
234,312	GSMPS Mortgage Loan Trust 2005-RP3 144A, (1 mo. LIBOR USD + 0.350%), 2.62%, 9/25/35 (a)(b)	209
74,289	HomeBanc Mortgage Trust 2004-1, (1 mo. LIBOR USD + 0.860%), 3.13%, 8/25/29 (a)	72
367,363	IndyMac INDX Mortgage Loan Trust 2006-AR29, (1 mo. LIBOR USD + 0.250%), 2.52%, 11/25/36 (a)	357
1,782,038	IndyMac INDX Mortgage Loan Trust 2006-AR35, (1 mo. LIBOR USD + 0.180%), 2.45%, 1/25/37 (a)	1,714
300,000	InTown Hotel Portfolio Trust 2018-STAY 144A, (1 mo. LIBOR USD + 3.100%), 5.43%, 1/15/33 (a)(b)	302
3,971,616	JP Morgan Alternative Loan Trust, 6.00%, 12/25/35	2,690
900,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI 144A, 4.01%, 10/05/31 (b)(d)	906

Principal or Shares	Security Description	Value (000)

1,350,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-BCON 144A, 3.76%, 1/05/31 (b)(d)	$1,317
850,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-BCON 144A, 3.76%, 1/05/31 (b)(d)	857
1,963,103	JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ 144A, (1 mo. LIBOR USD + 1.000%), 3.33%, 6/15/32 (a)(b)	1,969
251,962	JP Morgan Chase Commercial Mortgage Securities Trust 2018-PHH 144A, (1 mo. LIBOR USD + 0.910%), 3.24%, 6/15/35 (a)(b)	252
260,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-PHH 144A, (1 mo. LIBOR USD + 1.160%), 3.49%, 6/15/35 (a)(b)	260
141,446	JP Morgan Mortgage Trust 2006-A3, 4.21%, 5/25/36 (d)	140
124,326	JP Morgan Mortgage Trust 2006-A3, 4.21%, 5/25/36 (d)	123
74,928	JP Morgan Mortgage Trust 2014-IVR3 144A, 3.00%, 9/25/44 (b)(d)	75
992,839	JP Morgan Mortgage Trust 2017-5 144A, 3.18%, 10/26/48 (b)(d)	1,002
5,997,869	LCCM 2017-LC26 144A, 1.50%, 7/12/50 (b)(d)	503
370,000	Madison Avenue Trust 2013-650M 144A, 4.03%, 10/12/32 (b)(d)	368
316,333	Merrill Lynch Mortgage Backed Securities Trust Series 2007-2, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.400%), 4.33%, 8/25/36 (a)	314
2,388,108	Morgan Stanley Capital I Trust 2018-H3, 0.84%, 7/15/51 (d)	138
4,747,619	NACC Reperforming Loan REMIC Trust 2004-R1 144A, 6.50%, 3/25/34 (b)	4,684
1,090,780	NACC Reperforming Loan REMIC Trust 2004-R1 144A, 7.50%, 3/25/34 (b)	1,114
493,694	New Residential Mortgage Loan Trust 2014-3 144A, 5.65%, 11/25/54 (b)(d)	544
409,172	New Residential Mortgage Loan Trust 2017-5 144A, (1 mo. LIBOR USD + 1.500%), 3.77%, 6/25/57 (a)(b)	418
1,000,000	PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD + 1.420%), 3.75%, 4/14/36 (a)(b)	1,004
557,673	RALI Series 2005-QA4 Trust, 4.65%, 4/25/35 (d)	514
207,948	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	201
3,330,934	RALI Series 2007-QS10 Trust, 6.50%, 9/25/37	3,259
589,050	RALI Series 2007-QS2 Trust, 6.25%, 1/25/37	548
2,264,374	Residential Asset Securitization Trust 2006-A4IP, 6.63%, 5/25/36 (d)	1,510
500,011	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%), 1.60%, 8/20/56 GBP (a)(b)(c)	608
2,151,450	Sequoia Mortgage Trust 2007-1, 4.13%, 2/20/47 (d)	2,027
899,279	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR USD + 0.750%), 3.02%, 9/25/48 (a)(b)	901

45 Payden Mutual Funds

Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

350,000	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR USD + 2.100%), 4.37%, 9/25/48 (a)(b)	$351
4,840,818	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 3.92%, 4/25/43 (a)(b)	4,867
2,500,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%), 6.02%, 4/25/43 (a)(b)	2,613
942,904	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%), 14.02%, 4/25/43 (a)(b)	1,128
259,424	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 0.850%), 3.12%, 2/25/47 (a)(b)	259
2,760,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 1.250%), 3.52%, 2/25/47 (a)(b)	2,775
3,300,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%), 4.67%, 2/25/47 (a)(b)	3,387
1,900,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 12.77%, 2/25/47 (a)(b)	2,077
952,485	Structured Asset Mortgage Investments II Trust 2006-AR7, (1 mo. LIBOR USD + 0.210%), 2.48%, 8/25/36 (a)	905
2,909,725	Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-RF4 144A, 6.00%, 10/25/36 (b)	2,415
387,043	VMC Finance 2018-FL2 LLC 144A, (1 mo. LIBOR USD + 0.920%), 3.23%, 10/15/35 (a)(b)	389
463,264	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust, (1 mo. LIBOR USD + 0.610%), 2.88%, 8/25/45 (a)	435
444,943	WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust, (1 mo. LIBOR USD + 0.280%), 2.55%, 11/25/45 (a)	439
109,094	WaMu Mortgage Pass-Through Certificates Series 2005-AR17 Trust, (1 mo. LIBOR USD + 0.290%), 2.56%, 12/25/45 (a)	106
121,535	WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust, 3.84%, 9/25/36 (d)	117
144,652	WaMu Mortgage Pass-Through Certificates Series 2006-AR19 Trust, (Cost of Funds for the 11th District of San Francisco + 1.250%), 2.39%, 1/25/47 (a)	144
133,708	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust, 3.91%, 8/25/46 (d)	129
570,098	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 3.95%, 2/25/37 (d)	568
71,852	WaMu Mortgage Pass-Through Certificates Series 2007-HY6 Trust, 3.55%, 6/25/37 (d)	70
684,818	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 Trust, 3.81%, 7/25/37 (d)	640
1,284,688	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 Trust, (1 mo. LIBOR USD + 1.400%), 3.67%, 7/25/35 (a)	1,180
261,405	Wells Fargo Alternative Loan 2007-PA2 Trust, 6.00%, 6/25/37	265

Principal or Shares	Security Description	Value (000)

450,000	Wells Fargo Commercial Mortgage Trust 2017-SMP 144A, (1 mo. LIBOR USD + 1.650%), 3.98%, 12/15/34 (a)(b)	$449
6,879,368	Wells Fargo Commercial Mortgage Trust 2018-C46, 0.95%, 8/15/51 (d)	413

Total Mortgage Backed (Cost - $187,159)		188,958

U.S. Government Agency (2%)
10,000,000	FHLB Discount Note, 2.15%, 8/01/19 (f) (Cost - $10,000)	10,000

U.S. Treasury (3%)
13,100,000	U.S. Treasury Note, 1.75%, 6/30/24	13,042
250,000	U.S. Treasury Note, 2.25%, 4/30/24	255
400,000	U.S. Treasury Note, 2.50%, 6/30/20 (j)(k)	401
600,000	U.S. Treasury Note, 2.75%, 11/30/20 (j)(k)	606
1,100,000	U.S. Treasury Note, 2.88%, 11/30/23 (j)	1,147

Total U.S. Treasury (Cost - $15,455)		15,451

Investment Company (2%)
11,180,292	Payden Cash Reserves Money Market Fund * (Cost - $11,180)	11,180

Purchase Options (0%)
Total Purchased Options (Cost - $118)		97

Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $103)		593

Total Investments, Before Options Written
(Cost - $597,375) (101%)		603,102

Written Swaptions (0%)
Total Written Swaptions (Cost - $(104))		(597)

Total Investments (Cost - $597,271) (101%)		602,505
Liabilities in excess of Other Assets (-1%)		(7,661)

Net Assets (100%)		$594,844

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019. The stated maturity is subject to prepayments.
(f)	Yield to maturity at time of purchase.
(g)	Non-income producing security.
(h)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(i)

All or a portion of these securities are on loan. At July 31, 2019, the total market value of the Fund’s securities on loan is $773 and the total market value of the collateral held by the Fund is $800. Amount in 000s.

(j)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(k)	All or a portion of the security is pledged to cover futures contract margin requirements.

46

Purchased Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase — 0.0%
S & P 500 Index	369	$109,976	2550.00	08/16/2019	$41	Put
S & P 500 Index	377	112,360	2560.00	08/30/2019	56	Put

Total Purchase Options		$222,336			$97

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Call Swaptions 0.0%
2-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.40%	BNP PARIBAS	$18,638	09/27/2019	$190	Call
Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR
2-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.975%	Barclays Bank PLC	18,800	09/27/2019	403	Call
Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR

Total Swaptions				$593

Written Swaptions
Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Call Swaptions 0.0%
5-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.36%	BNP PARIBAS	$7,640	09/27/2019	$(196)	Call
Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR
5-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.90%	Barclays Bank PLC	7,800	09/27/2019	(401)	Call
Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR

Total Swaptions				$(597)

47    Payden Mutual Funds

Payden Absolute Return Bond Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
INR 198,550	USD 2,854	HSBC Bank USA, N.A.	09/24/2019	$16
USD 17,504	JPY 1,900,200	Barclays Bank PLC	08/08/2019	27
USD 19,454	EUR 17,345	Citibank, N.A.	08/20/2019	240
USD 2,874	CLP 2,001,600	Citibank, N.A.	08/29/2019	31
USD 1,655	GBP 1,326	HSBC Bank USA, N.A.	08/08/2019	41
USD 5,828	NOK 51,065	HSBC Bank USA, N.A.	08/20/2019	59

				414

Liabilities:
BRL 11,172	USD 2,937	HSBC Bank USA, N.A.	10/30/2019	(31)
CAD 7,825	USD 5,957	HSBC Bank USA, N.A.	08/20/2019	(26)
COP 9,262,000	USD 2,876	Citibank, N.A.	08/29/2019	(58)
EUR 659	USD 736	Citibank, N.A.	08/20/2019	(6)
MXN 54,760	USD 2,854	HSBC Bank USA, N.A.	09/18/2019	(20)
NOK 51,065	USD 5,853	HSBC Bank USA, N.A.	08/20/2019	(84)
PLN 10,977	USD 2,880	Barclays Bank PLC	09/26/2019	(44)
USD 2,876	THB 89,020	Barclays Bank PLC	10/31/2019	(25)
USD 5,843	CAD 7,825	HSBC Bank USA, N.A.	08/20/2019	(88)

				(382)

Net Unrealized Appreciation (Depreciation)				$32

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
3-Month GBP LIBOR Option Future	216	Dec-19	$2	$(45)	$(45)
AUD 3-Year Bond Future	664	Sep-19	52,422	305	305
U.S. Treasury 2-Year Note Future	101	Sep-19	21,655	(8)	(8)

					252

Short Contracts:
3-Month GBP LIBOR Option Future	216	Dec-19	—	13	13

Total Futures					$265

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (Depreciation) (000s)
12 Year Interest Rate Swap, Pay Fixed 2.055% Annually, Receive Variable 2.256% (3M USD LIBOR) Quarterly	01/08/2031	$15,749	$(54)	$—	$(54)
12 Year Interest Rate Swap, Pay Fixed 2.097% Annually, Receive Variable 2.256% (3M USD LIBOR) Quarterly	01/08/2031	7,679	(55)	—	(55)
12 Year Interest Rate Swap, Pay Fixed 2.657% Annually, Receive Variable 2.256% (3M USD LIBOR) Quarterly	01/08/2031	1,627	(93)	9	(102)
12 Year Interest Rate Swap, Pay Fixed 2.816% Annually, Receive Variable 2.256% (3M USD LIBOR) Quarterly	01/08/2031	6,732	(481)	—	(481)
4 Year Interest Rate Swap, Receive Fixed 1.704% Semi-Annually, Pay Variable 2.256% (3M USD LIBOR) Quarterly	01/08/2023	71,000	(42)	—	(42)
4 Year Interest Rate Swap, Receive Fixed 1.72% Semi-Annually, Pay Variable 2.256% (3M USD LIBOR) Quarterly	01/08/2023	32,310	(9)	—	(9)
4 Year Interest Rate Swap, Receive Fixed 2.354% Semi-Annually, Pay Variable 2.256% (3M USD LIBOR) Quarterly	01/08/2023	5,019	59	6	53
4 Year Interest Rate Swap, Receive Fixed 2.473% Semi-Annually, Pay Variable 2.256% (3M USD LIBOR) Quarterly	01/08/2023	30,661	430	—	430

			$(245)	$15	$(260)

49    Payden Mutual Funds

Payden Floating Rate Fund

Schedule of Investments - July 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (1%)
1,200,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 2.850%), 5.15%, 4/19/30 (a)(b) (Cost - $1,185)	$1,174

Bank Loans(c) (69%)
Communications (9%)
1,188,506	Altice France SA Term Loan B13 1L, (LIBOR USD 1-Month + 4.000%), 6.33%, 8/14/26	1,185
973,778	CenturyLink Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 4.98%, 1/31/25	969
1,478,728	Charter Communications Operating LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 4.33%, 4/30/25	1,483
982,513	CSC Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.500%), 4.83%, 1/25/26	984
1,000,000	Diamond Sports Group LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.250%), 3.75%, 7/17/26	1,003
1,158,933	Sable International Finance Ltd. Term Loan B4 1L, (LIBOR USD 1-Month + 3.250%), 5.48%, 2/02/26	1,167
858,978	Zayo Group LLC Term Loan B1 1L, (LIBOR USD 1-Month + 2.250%), 4.48%, 1/19/24	860

		7,651

Consumer Cyclical (29%)
1,104,948	1011778 BCULC Term Loan B 1L, (LIBOR USD 1-Month + 2.250%), 4.48%, 2/16/24	1,107
1,109,070	Air Canada Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 4.24%, 10/06/23	1,114
465,325	Aramark Services Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%), 4.08%, 3/11/25	466
982,538	Beacon Roofing Supply Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%), 4.62%, 1/02/25	980
1,193,237	BJ’s Wholesale Club Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 5.08%, 2/02/24	1,197
1,191,068	Burlington Coat Factory Warehouse Corp. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 4.32%, 11/18/24	1,196
994,949	Caesars Resort Collection LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 4.98%, 12/23/24	989
925,000	Carrols Restaurant Group Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%), 5.50%, 4/30/26	921
972,525	Core & Main LP Term Loan B 1L, (LIBOR USD 1-Month + 2.875%), 5.36%, 8/01/24	974
307,221	Flynn Restaurant Group LP Term Loan 2L, (LIBOR USD 1-Month + 7.000%), 9.36%, 6/29/26	298
1,310,862	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%), 5.76%, 10/22/25	1,320

Principal or Shares	Security Description	Value (000)

982,218	Golden Nugget LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 5.02%, 10/04/23	$985
935,927	Harbor Freight Tools USA Inc. Term Loan 1L, (LIBOR USD 1-Month + 2.500%), 4.73%, 8/18/23	921
496,852	Hilton Worldwide Finance LLC Term Loan B2 1L, (LIBOR USD 1-Month + 1.750%), 4.02%, 6/22/26	499
1,255,092	Jane Street Group LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 5.23%, 8/25/22	1,251
464,006	KFC Holding Co. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 4.05%, 4/03/25	464
848,750	K-MAC Holdings Corp. Term Loan 1L, (LIBOR USD 3-Month + 3.000%), 5.23%, 3/14/25	843
350,000	K-MAC Holdings Corp. Term Loan 2L, (LIBOR USD 3-Month + 6.750%), 8.98%, 3/16/26	349
478,228	Live Nation Entertainment Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%), 4.00%, 10/31/23	480
1,192,500	Marriott Ownership Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%), 4.48%, 8/29/25	1,198
1,055,582	Michaels Stores Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.500%), 4.75%, 1/30/23	1,024
904,134	Party City Holdings Inc. Term Loan 1L, (LIBOR USD 1-Month + 2.500%), 4.74%, 8/19/22	903
997,468	Sabre GLBL Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 4.23%, 2/22/24	1,002
1,231,289	Scientific Games International Inc. Term Loan B5 1L, (LIBOR USD 1-Month + 2.750%), 4.98%, 8/14/24	1,227
560,000	Tacala Investment Corp. Term Loan 2L, (LIBOR USD 1-Month + 7.000%), 9.23%, 1/30/26	564
1,182,519	Tacala Investment Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%), 5.23%, 1/31/25	1,177
898,473	Univar USA Inc. Term Loan B4 1L, (LIBOR USD 1-Month + 2.500%), 4.73%, 7/01/24	899
1,150,000	WMG Acquisition Corp. Term Loan F 1L, (LIBOR USD 1-Month + 2.125%), 4.36%, 11/01/23	1,149
495,801	Wyndham Hotels & Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 3.98%, 5/30/25	498

		25,995

Consumer Non-Cyclical (7%)
685,027	Change Healthcare Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.500%), 4.73%, 3/01/24	685
22,624	DaVita Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 5.13%, 6/24/21	23
933,037	Dole Food Co. Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 5.00%, 4/06/24	926

50

Principal or Shares	Security Description	Value (000)

997,500	JBS USA LUX SA Term Loan B 1L, (LIBOR USD 1-Month + 2.500%), 4.73%, 5/01/26	$1,001
530,980	MPH Acquisition Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 5.08%, 6/07/23	517
1,016,946	Sotera Health Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 5.23%, 5/15/22	1,008
1,430,371	U.S. Foods Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 4.23%, 6/27/23	1,431
985,000	Versant Health Holdco Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 5.23%, 12/02/24	973

		6,564

Energy (1%)
679,064	Vistra Operations Co. LLC Term Loan B1 1L, (LIBOR USD 1-Month + 2.000%), 4.23%, 8/04/23	681

Financial Services (5%)
500,000	Asurion LLC Term Loan B2 2L, (LIBOR USD 1-Month + 6.500%), 8.73%, 8/04/25	509
770,910	Asurion LLC Term Loan B4 1L, (LIBOR USD 1-Month + 3.000%), 5.23%, 8/04/22	773
544,500	HUB International Ltd. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 5.27%, 4/25/25	540
1,181,250	Iron Mountain Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 3.98%, 1/02/26	1,165
1,553,197	MGM Growth Properties Operating Partnership LP Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 4.23%, 3/21/25	1,556

		4,543

Industrial (12%)
1,112,810	Altra Industrial Motion Corp. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 4.23%, 10/01/25	1,111
487,406	Ashland LLC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 4.00%, 5/17/24	487
1,134,331	Axalta Coating Systems U.S. Holdings Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%), 4.08%, 6/01/24	1,130
1,315,328	Bausch Health Americas Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 5.38%, 6/02/25	1,322
1,200,000	Berry Global Inc. Term Loan U 1L, (LIBOR USD 1-Month + 2.500%), 4.90%, 7/01/26	1,201
1,349,377	Mauser Packaging Solutions Holding Co. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%), 5.59%, 4/03/24	1,330
257,494	PetVet Care Centres LLC Term Loan 1L, (LIBOR USD 1-Month + 1.875%), 2.99%, 2/14/25	250
1,143,062	PetVet Care Centres LLC Term Loan 1L, (LIBOR USD 1-Month + 2.750%), 4.98%, 2/14/25	1,112
1,177,246	PQ Corp. Term Loan B 1L, (LIBOR USD 1-Month + 2.500%), 4.76%, 2/08/25	1,179

Principal or Shares	Security Description	Value (000)

1,250,689	Reynolds Group Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 4.98%, 2/06/23	$1,253
495,990	United Rentals North America Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 3.98%, 10/31/25	497

		10,872

Technology (6%)
1,200,223	Dell International LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 4.24%, 9/07/23	1,205
500,000	GlobalFoundries Inc. Term Loan B 1L, (LIBOR USD 1-Month + 4.000%), 6.25%, 6/05/26	495
990,695	Infor (U.S.) Inc. Term Loan B6 1L, (LIBOR USD 1-Month + 2.750%), 5.08%, 2/01/22	992
497,462	Rackspace Hosting Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 5.58%, 11/03/23	463
962,500	RP Crown Parent LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 4.98%, 10/12/23	962
1,111,444	Western Digital Corp. Term Loan B4 1L, (LIBOR USD 1-Month + 1.750%), 4.01%, 4/29/23	1,105

		5,222

Total Bank Loans (Cost - $61,501)		61,528

Corporate Bond (11%)
500,000	Antero Resources Corp., 5.38%, 11/01/21	494
1,500,000	Bank of America Corp., (3 mo. LIBOR USD + 3.387%), 5.80%, (a)(d)	1,505
1,000,000	Bombardier Inc. 144A, 6.00%, 10/15/22 (b)	1,004
540,000	California Resources Corp., 5.00%, 1/15/20	524
500,000	Carrizo Oil & Gas Inc., 6.25%, 4/15/23	493
470,000	CNX Resources Corp., 5.88%, 4/15/22	450
500,000	Covanta Holding Corp., 5.88%, 7/01/25	522
214,000	First Quantum Minerals Ltd. 144A, 7.00%, 2/15/21 (b)	217
250,000	First Quantum Minerals Ltd. 144A, 7.25%, 5/15/22 (b)	253
500,000	Laredo Petroleum Inc., 5.63%, 1/15/22	465
500,000	Lithia Motors Inc. 144A, 5.25%, 8/01/25 (b)	518
500,000	NagaCorp Ltd. 144A, 9.38%, 5/21/21 (b)	531
500,000	Oasis Petroleum Inc., 6.88%, 3/15/22	500
500,000	Range Resources Corp., 5.75%, 6/01/21	500
1,000,000	Tenet Healthcare Corp., 8.13%, 4/01/22	1,072
1,000,000	Whiting Petroleum Corp., 5.75%, 3/15/21	1,005

Total Corporate Bond (Cost - $9,985)		10,053

Mortgage Backed (7%)
819,024	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 11.750%), 14.02%, 10/25/28 (a)	1,173
797,040	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%), 14.52%, 9/25/28 (a)	1,161
675,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 3.600%), 5.87%, 4/25/24 (a)	721

51 Payden Mutual Funds

Payden Floating Rate Fund continued

Principal or Shares	Security Description	Value (000)

300,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 6.87%, 12/25/42 (a)	$326
664,344	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.500%), 12.77%, 5/25/28 (a)	886
497,637	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 12.750%), 15.02%, 8/25/29 (a)	610
694,771	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%), 14.02%, 4/25/43 (a)(b)	831

Total Mortgage Backed (Cost - $4,748)		5,708

Principal or Shares	Security Description	Value (000)

Investment Company (5%)
4,680,392	Payden Cash Reserves Money Market Fund * (Cost - $4,680)	$4,680

Total Investments (Cost - $82,099) (93%)		83,143
Other Assets, net of Liabilities (7%)		6,171

Net Assets (100%)		$89,314

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
It has been deemed liquid under guidelines approved by the Board.
(c)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019. The stated maturity is subject to prepayments.
(d)	Perpetual security with no stated maturity date.

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)

Protection Bought (Relevant Credit: Markit CDX, North America	06/20/2024	$ 5,000	$366	$369	$ (3)
High Yield Series 32 Index), Pay 5% Quarterly, Receive upon credit default

Payden High Income Fund

Schedule of Investments - July 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (0%)
1,000,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 2.850%), 5.15%, 4/19/30 (a)(b) (Cost - $978)	$978

Bank Loans(c) (6%)
1,990,000	Albertson’s LLC Term Loan B7 1L, (LIBOR USD 1-Month + 3.000%), 5.23%, 11/17/25	1,995
1,350,000	Asurion LLC Term Loan B2 2L, (LIBOR USD 1-Month + 6.500%), 8.73%, 8/04/25	1,375
1,471,138	Bausch Health Americas Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 5.38%, 6/02/25	1,478
500,000	Berry Global Inc. Term Loan U 1L, (LIBOR USD 1-Month + 2.500%), 4.90%, 7/01/26	500
4,987,342	Charter Communications Operating LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 4.33%, 4/30/25	5,002
1,777,500	CSC Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.500%), 4.83%, 1/25/26	1,780
997,500	CSC Holdings LLC Term Loan B4 1L, (LIBOR USD 1-Month + 3.000%), 5.33%, 4/15/27	1,003
1,250,000	Flynn Restaurant Group LP Term Loan 2L, (LIBOR USD 1-Month + 7.000%), 9.36%, 6/29/26	1,213
2,500,000	GlobalFoundries Inc. Term Loan B 1L, (LIBOR USD 1-Month + 4.000%), 6.25%, 5/24/26	2,475
1,500,000	Gray Television Inc. Term Loan B2 1L, (LIBOR USD 1-Month + 2.250%), 4.58%, 2/07/24	1,503
1,200,000	K-MAC Holdings Corp. Term Loan 2L, (LIBOR USD 3-Month + 6.750%), 8.98%, 3/16/26	1,196
309,439	Mission Broadcasting Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 2.250%), 4.65%, 1/17/24	309
1,553,353	Nexstar Broadcasting Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 2.250%), 4.49%, 1/17/24	1,549
464,114	PetVet Care Centres LLC Term Loan 1L, (LIBOR USD 1-Month + 2.750%), 4.03%, 2/14/25	451
2,060,284	PetVet Care Centres LLC Term Loan 1L, (LIBOR USD 1-Month + 2.750%), 4.98%, 2/14/25	2,004
994,924	Rackspace Hosting Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 5.58%, 11/03/23	926
3,491,049	Reynolds Group Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 4.98%, 2/06/23	3,496
1,915,000	Tacala Investment Corp. Term Loan 2L, (LIBOR USD 1-Month + 7.000%), 9.23%, 1/30/26	1,929

Total Bank Loans (Cost - $30,136)		30,184

Common Stock (0%)
4,000,000	T-Mobile USA Inc., Escrow (d) (Cost - $ — )	—
Corporate Bond (84%)
Automotive (4%)
1,400,000	Allison Transmission Inc. 144A, 4.75%, 10/01/27 (b)	1,409

Principal or Shares	Security Description	Value (000)

490,000	Allison Transmission Inc. 144A, 5.88%, 6/01/29 (b)	$522
1,000,000	American Axle & Manufacturing Inc., 6.25%, 3/15/26	1,001
2,400,000	Bombardier Inc. 144A, 7.50%, 12/01/24 (b)	2,480
1,000,000	Bombardier Inc. 144A, 7.50%, 3/15/25 (b)	1,021
2,000,000	Dana Financing Luxembourg Sarl 144A, 6.50%, 6/01/26 (b)	2,095
1,000,000	Goodyear Tire & Rubber Co., 5.00%, 5/31/26 (e)	1,001
1,000,000	IHO Verwaltungs GmbH, 3.75%, 9/15/26 EUR (f)(g)	1,117
1,000,000	IHO Verwaltungs GmbH 144A, 6.38%, 5/15/29 (b)	988
1,000,000	LKQ European Holdings BV, 4.13%, 4/01/28 EUR (f)(g)	1,217
450,000	Panther BF Aggregator 2 LP/Panther Finance Co. Inc. 144A, 6.25%, 5/15/26 (b)	467
450,000	Panther BF Aggregator 2 LP/Panther Finance Co. Inc. 144A, 8.50%, 5/15/27 (b)	458
3,200,000	TransDigm UK Holdings PLC, 6.88%, 5/15/26	3,272

		17,048

Banking (2%)
1,500,000	Bank of America Corp., (3 mo. LIBOR USD + 2.931%), 5.88%, (a)(h)	1,591
700,000	CIT Group Inc., 5.25%, 3/07/25	769
1,940,000	CIT Group Inc., (3 mo. LIBOR USD + 3.972%), 5.80%, (a)(h)	1,975
1,500,000	Citigroup Inc., (3 mo. LIBOR USD + 4.068%), 5.95%, (a)(h)	1,578
1,200,000	Huntington Bancshares Inc., (3 mo. LIBOR USD + 2.880%), 5.70%, (a)(h)	1,211
1,500,000	Lloyds Banking Group PLC, (5 yr. Swap Semi 30/360 USD + 4.496%), 7.50%, (a)(h)	1,572

		8,696

Basic Industry (7%)
1,500,000	Alpha 2 BV 144A, 8.75%, 6/01/23 (b)	1,481
2,318,080	ARD Securities Finance SARL 144A, 8.75%, 1/31/23 (b)(e)	2,405
2,328,000	Ashland LLC, 6.88%, 5/15/43	2,543
850,000	Berry Global Inc. 144A, 5.63%, 7/15/27 (b)	896
2,900,000	Boise Cascade Co. 144A, 5.63%, 9/01/24 (b)	2,987
416,000	Cleveland-Cliffs Inc., 5.75%, 3/01/25	424
1,000,000	Crown European Holdings SA, 2.88%, 2/01/26 EUR (f)(g)	1,205
1,100,000	First Quantum Minerals Ltd. 144A, 7.25%, 5/15/22 (b)(e)	1,111
3,975,000	Freeport-McMoRan Inc., 3.55%, 3/01/22	3,995
1,900,000	Graphic Packaging International LLC 144A, 4.75%, 7/15/27 (b)	1,986
1,800,000	Hudbay Minerals Inc. 144A, 7.63%, 1/15/25 (b)	1,874
1,350,000	IAMGOLD Corp. 144A, 7.00%, 4/15/25 (b)	1,424
750,000	James Hardie International Finance DAC 144A, 3.63%, 10/01/26 EUR (b)(g)	885

53 Payden Mutual Funds

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

1,600,000	James Hardie International Finance DAC 144A, 5.00%, 1/15/28 (b)	$1,616
1,000,000	Mauser Packaging Solutions Holding Co., 4.75%, 4/15/24 EUR (f)(g)	1,144
1,500,000	NOVA Chemicals Corp. 144A, 5.00%, 5/01/25 (b)	1,551
1,200,000	Novelis Corp. 144A, 5.88%, 9/30/26 (b)	1,247
1,500,000	OCI NV 144A, 6.63%, 4/15/23 (b)	1,568
1,500,000	Olin Corp., 5.63%, 8/01/29	1,543
2,000,000	Standard Industries Inc. 144A, 4.75%, 1/15/28 (b)	1,984

		33,869

Capital Goods (0%)
1,500,000	Mueller Water Products Inc. 144A, 5.50%, 6/15/26 (b)	1,567

Consumer Goods (1%)
2,750,000	Land O’ Lakes Inc. 144A, 7.25%, (b)(h)	2,654
950,000	Post Holdings Inc. 144A, 5.50%, 12/15/29 (b)	964
2,000,000	U.S. Foods Inc. 144A, 5.88%, 6/15/24 (b)	2,057

		5,675

Energy (16%)
1,500,000	Antero Resources Corp., 5.00%, 3/01/25 (e)	1,350
1,000,000	Antero Resources Corp., 5.38%, 11/01/21	988
3,100,000	California Resources Corp., 5.00%, 1/15/20	3,007
900,000	California Resources Corp., 5.50%, 9/15/21	540
3,500,000	Carrizo Oil & Gas Inc., 6.25%, 4/15/23 (e)	3,454
1,500,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	1,654
2,750,000	Cheniere Energy Partners LP, 5.63%, 10/01/26	2,915
1,200,000	Chesapeake Energy Corp., 7.00%, 10/01/24	986
970,000	Citgo Holding Inc. 144A, 9.25%, 8/01/24 (b)	1,012
1,000,000	CNX Resources Corp., 5.88%, 4/15/22	958
2,000,000	Comstock Resources Inc., 9.75%, 8/15/26	1,505
2,000,000	DCP Midstream Operating LP, 5.38%, 7/15/25	2,128
1,500,000	Energy Transfer Operating LP, (3 mo. LIBOR USD + 4.028%), 6.25%, (a)(h)	1,404
1,500,000	EnLink Midstream Partners LP, (3 mo. LIBOR USD + 4.110%), 6.00%, (a)(h)	1,178
2,750,000	Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21	2,846
1,500,000	Extraction Oil & Gas Inc. 144A, 7.38%, 5/15/24 (b)	1,226
1,500,000	Gulfport Energy Corp., 6.63%, 5/01/23	1,264
960,000	Halcon Resources Corp., 6.75%, 2/15/25	168
1,500,000	Ithaca Energy North Sea PLC 144A, 9.38%, 7/15/24 (b)	1,541
1,500,000	Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (b)	1,517
4,000,000	Laredo Petroleum Inc., 5.63%, 1/15/22	3,720
1,000,000	Moss Creek Resources Holdings Inc. 144A, 10.50%, 5/15/27 (b)	888
1,000,000	Murphy Oil Corp., 6.88%, 8/15/24	1,053
1,250,000	NRG Energy Inc. 144A, 5.25%, 6/15/29 (b)	1,320
2,000,000	Oasis Petroleum Inc., 6.88%, 3/15/22	2,001
1,500,000	Par Petroleum LLC/Par Petroleum Finance Corp. 144A, 7.75%, 12/15/25 (b)	1,504
1,700,000	Parkland Fuel Corp. 144A, 5.88%, 7/15/27 (b)	1,753

Principal or Shares	Security Description	Value (000)

2,000,000	Parsley Energy LLC/Parsley Finance Corp. 144A, 5.63%, 10/15/27 (b)	$2,075
2,300,000	Range Resources Corp., 5.75%, 6/01/21	2,300
1,000,000	SemGroup Corp., 6.38%, 3/15/25	965
1,000,000	SemGroup Corp., 7.25%, 3/15/26	975
1,150,000	SM Energy Co., 6.63%, 1/15/27	1,008
4,000,000	SM Energy Co., 6.75%, 9/15/26 (e)	3,620
4,000,000	SRC Energy Inc., 6.25%, 12/01/25	3,500
1,500,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28	1,556
2,400,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.88%, 4/15/26	2,543
3,250,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (b)	3,303
1,600,000	TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 2/15/26	1,548
1,335,000	Transocean Guardian Ltd. 144A, 5.88%, 1/15/24 (b)	1,368
750,000	Transocean Poseidon Ltd. 144A, 6.88%, 2/01/27 (b)	803
1,000,000	Transocean Sentry Ltd. 144A, 5.38%, 5/15/23 (b)	1,005
1,500,000	Valaris PLC, 5.75%, 10/01/44	862
2,212,000	Whiting Petroleum Corp., 6.63%, 1/15/26 (e)	2,096

		73,407

Financial Services (5%)
1,500,000	Ally Financial Inc., 3.88%, 5/21/24	1,552
2,800,000	Ally Financial Inc., 4.13%, 2/13/22	2,890
2,000,000	Avolon Holdings Funding Ltd. 144A, 5.50%, 1/15/23 (b)	2,143
850,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A, 6.25%, 5/15/26 (b)	880
2,500,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.75%, 2/01/24	2,622
4,000,000	Navient Corp., 5.00%, 10/26/20	4,093
2,000,000	Pershing Square Holdings Ltd. 144A, 5.50%, 7/15/22 (b)	2,099
2,700,000	SLM Corp., 5.13%, 4/05/22	2,734
2,200,000	Springleaf Finance Corp., 6.13%, 5/15/22	2,370
350,000	Springleaf Finance Corp., 6.63%, 1/15/28	380
1,000,000	Springleaf Finance Corp., 7.13%, 3/15/26	1,125
1,500,000	VFH Parent LLC/Orchestra Co-Issuer Inc. 144A, 6.75%, 6/15/22 (b)	1,545

		24,433

Healthcare (9%)
2,530,000	Bausch Health Americas Inc. 144A, 8.50%, 1/31/27 (b)	2,793
1,350,000	Bausch Health Americas Inc. 144A, 9.25%, 4/01/26 (b)	1,515
2,800,000	Bausch Health Cos. Inc., 4.50%, 5/15/23 EUR (f)(g)	3,142
1,000,000	Bausch Health Cos. Inc. 144A, 9.00%, 12/15/25 (b)	1,124
950,000	Catalent Pharma Solutions Inc. 144A, 5.00%, 7/15/27 (b)	978
2,000,000	Centene Corp., 4.75%, 1/15/25	2,062
660,000	Centene Corp. 144A, 5.38%, 6/01/26 (b)	699

54

Principal or Shares	Security Description	Value (000)

2,100,000	CHS/Community Health Systems Inc., 6.25%, 3/31/23	$2,019
3,000,000	DaVita Inc., 5.00%, 5/01/25	2,951
1,000,000	HCA Inc., 5.00%, 3/15/24	1,086
2,000,000	HCA Inc., 5.38%, 2/01/25	2,168
1,000,000	HCA Inc., 5.38%, 9/01/26	1,085
860,000	HCA Inc., 5.88%, 2/01/29	961
2,000,000	Hill-Rom Holdings Inc. 144A, 5.00%, 2/15/25 (b)	2,077
1,500,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC 144A, 5.63%, 10/15/23 (b)(e)	956
1,700,000	Select Medical Corp. 144A, 6.25%, 8/15/26 (b)	1,730
2,100,000	Tenet Healthcare Corp., 4.63%, 7/15/24	2,144
1,720,000	Tenet Healthcare Corp. 144A, 6.25%, 2/01/27 (b)	1,788
3,000,000	Tenet Healthcare Corp., 6.75%, 6/15/23	3,090
1,000,000	Tenet Healthcare Corp., 7.00%, 8/01/25 (e)	1,001
1,000,000	Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24 EUR (f)(g)	901
1,500,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	1,174
2,225,000	Universal Health Services Inc. 144A, 5.00%, 6/01/26 (b)	2,331
1,500,000	WellCare Health Plans Inc. 144A, 5.38%, 8/15/26 (b)	1,590

		41,365

Insurance (2%)
2,000,000	AmWINS Group Inc. 144A, 7.75%, 7/01/26 (b)	2,098
1,450,000	Assurant Inc., (3 mo. LIBOR USD + 4.135%), 7.00%, 3/27/48 (a)	1,557
1,400,000	Fidelity & Guaranty Life Holdings Inc. 144A, 5.50%, 5/01/25 (b)	1,470
1,000,000	GTCR AP Finance Inc. 144A, 8.00%, 5/15/27 (b)	1,025
2,050,000	HUB International Ltd. 144A, 7.00%, 5/01/26 (b)	2,090

		8,240

Leisure (4%)
1,500,000	Churchill Downs Inc. 144A, 4.75%, 1/15/28 (b)	1,509
1,500,000	Hilton Domestic Operating Co. Inc. 144A, 4.88%, 1/15/30 (b)	1,545
1,000,000	International Game Technology PLC, 3.50%, 7/15/24 EUR (f)(g)	1,203
2,800,000	Live Nation Entertainment Inc. 144A, 4.88%, 11/01/24 (b)	2,891
2,200,000	Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 9/15/26	2,371
1,675,000	Merlin Entertainments PLC 144A, 5.75%, 6/15/26 (b)	1,757
1,750,000	MGM China Holdings Ltd. 144A, 5.88%, 5/15/26 (b)	1,837
2,000,000	MGM Resorts International, 5.75%, 6/15/25	2,172
1,500,000	NagaCorp Ltd. 144A, 9.38%, 5/21/21 (b)	1,592

Principal or Shares	Security Description	Value (000)

1,000,000	Scientific Games International Inc. 144A, 8.25%, 3/15/26 (b)	$1,073
1,500,000	Wyndham Hotels & Resorts Inc. 144A, 5.38%, 4/15/26 (b)	1,569

		19,519

Media (5%)
2,150,000	Altice Finco SA 144A, 8.13%, 1/15/24 (b)	2,231
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.00%, 3/01/23 (b)	1,008
4,550,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.38%, 6/01/29 (b)	4,726
1,000,000	CSC Holdings LLC 144A, 5.38%, 7/15/23 (b)	1,028
1,350,000	CSC Holdings LLC 144A, 6.50%, 2/01/29 (b)	1,491
1,200,000	CSC Holdings LLC 144A, 10.88%, 10/15/25 (b)	1,369
1,300,000	Diamond Sports Group LLC/Diamond Sports Finance Co. 144A, 5.38%, 8/15/26 (b)	1,324
1,080,000	Diamond Sports Group LLC/Diamond Sports Finance Co. 144A, 6.63%, 8/15/27 (b)	1,106
2,000,000	DISH DBS Corp., 5.88%, 7/15/22	2,029
1,500,000	DISH DBS Corp., 7.75%, 7/01/26	1,474
1,250,000	Netflix Inc. 144A, 5.38%, 11/15/29 (b)	1,319
1,000,000	Nexstar Escrow Inc. 144A, 5.63%, 7/15/27 (b)	1,041
1,500,000	Scripps Escrow Inc. 144A, 5.88%, 7/15/27 (b)	1,519
2,700,000	Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (b)	2,791
1,000,000	Virgin Media Finance PLC, 4.50%, 1/15/25 EUR (e)(f)(g)	1,148

		25,604

Real Estate (4%)
1,000,000	Equinix Inc., 2.88%, 10/01/25 EUR (g)	1,154
1,500,000	GLP Capital LP/GLP Financing II Inc., 5.75%, 6/01/28	1,685
2,000,000	Iron Mountain Inc. 144A, 5.25%, 3/15/28 (b)	2,025
2,350,000	iStar Inc., 5.25%, 9/15/22	2,394
2,000,000	Lennar Corp., 4.75%, 11/29/27	2,110
1,500,000	LGI Homes Inc. 144A, 6.88%, 7/15/26 (b)	1,534
1,500,000	Meritage Homes Corp., 5.13%, 6/06/27	1,560
2,000,000	MPT Operating Partnership LP/MPT Finance Corp., 3.33%, 3/24/25 EUR (g)	2,462
1,325,000	MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 8/01/29	1,344
1,425,000	Shea Homes LP/Shea Homes Funding Corp. 144A, 6.13%, 4/01/25 (b)	1,486
2,000,000	Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc. 144A, 5.63%, 3/01/24 (b)	2,095

		19,849

Retail (4%)
1,500,000	1011778 BC ULC/New Red Finance Inc. 144A, 5.00%, 10/15/25 (b)	1,534
3,500,000	Beacon Roofing Supply Inc. 144A, 4.88%, 11/01/25 (b)	3,478
1,300,000	L Brands Inc., 7.50%, 6/15/29	1,309
2,900,000	Lithia Motors Inc. 144A, 5.25%, 8/01/25 (b)	3,005
1,500,000	Party City Holdings Inc. 144A, 6.63%, 8/01/26 (b)(e)	1,448
1,500,000	Penske Automotive Group Inc., 5.50%, 5/15/26	1,558
1,600,000	Rite Aid Corp. 144A, 6.13%, 4/01/23 (b)	1,356

55 Payden Mutual Funds

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

1,000,000	Sonic Automotive Inc., 6.13%, 3/15/27	$1,002
2,000,000	Yum! Brands Inc., 6.88%, 11/15/37	2,175

		16,865

Service (4%)
800,000	Aramark Services Inc. 144A, 5.00%, 2/01/28 (b)	836
2,350,000	Ashtead Capital Inc. 144A, 5.25%, 8/01/26 (b)	2,467
1,000,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc. 144A, 5.75%, 7/15/27 (b)	1,012
900,000	Capitol Investment Merger Sub 2 LLC 144A, 10.00%, 8/01/24 (b)	929
1,500,000	Cimpress NV 144A, 7.00%, 6/15/26 (b)	1,511
1,000,000	Covanta Holding Corp., 5.88%, 7/01/25	1,044
2,000,000	Covanta Holding Corp., 6.00%, 1/01/27	2,075
900,000	Harsco Corp. 144A, 5.75%, 7/31/27 (b)	929
900,000	Hertz Corp., 5.88%, 10/15/20	901
900,000	Hertz Corp. 144A, 7.13%, 8/01/26 (b)	921
850,000	Refinitiv U.S. Holdings Inc. 144A, 8.25%, 11/15/26 (b)	943
1,500,000	ServiceMaster Co. LLC 144A, 5.13%, 11/15/24 (b)	1,556
1,250,000	United Rentals North America Inc., 4.88%, 1/15/28	1,278
2,000,000	United Rentals North America Inc., 5.88%, 9/15/26	2,135

		18,537

Technology (3%)
2,500,000	ACI Worldwide Inc. 144A, 5.75%, 8/15/26 (b)	2,609
1,350,000	Dell International LLC/EMC Corp. 144A, 8.35%, 7/15/46 (b)	1,724
2,000,000	First Data Corp. 144A, 5.00%, 1/15/24 (b)	2,049
1,650,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc. 144A, 5.25%, 12/01/27 (b)	1,724
1,800,000	NXP BV/NXP Funding LLC 144A, 3.88%, 9/01/22 (b)	1,854
2,800,000	TTM Technologies Inc. 144A, 5.63%, 10/01/25 (b)	2,737

		12,697

Telecommunications (9%)
1,000,000	Altice France SA, 5.88%, 2/01/27 EUR (f)(g)	1,210
2,750,000	Altice France SA 144A, 7.38%, 5/01/26 (b)	2,937
2,600,000	Anixter Inc., 6.00%, 12/01/25	2,840
3,200,000	C&W Senior Financing DAC 144A, 6.88%, 9/15/27 (b)	3,360
3,660,000	CenturyLink Inc., 5.80%, 3/15/22	3,825
1,100,000	CenturyLink Inc., 6.88%, 1/15/28	1,114
2,000,000	CenturyLink Inc., 7.50%, 4/01/24 (e)	2,194
1,500,000	CommScope Inc. 144A, 8.25%, 3/01/27 (b)	1,483
1,000,000	CommScope Technologies LLC 144A, 6.00%, 6/15/25 (b)	915
850,000	Frontier Communications Corp. 144A, 8.00%, 4/01/27 (b)	890
750,000	Frontier Communications Corp. 144A, 8.50%, 4/01/26 (b)	735
2,300,000	Level 3 Financing Inc., 5.63%, 2/01/23	2,336
1,500,000	Qualitytech LP/QTS Finance Corp. 144A, 4.75%, 11/15/25 (b)	1,515

Principal or Shares	Security Description	Value (000)

1,230,000	Sprint Capital Corp., 6.88%, 11/15/28	$1,356
2,200,000	Sprint Communications Inc., 6.00%, 11/15/22	2,343
1,000,000	Sprint Corp., 7.13%, 6/15/24	1,098
3,500,000	Sprint Corp., 7.63%, 3/01/26	3,920
2,200,000	Telecom Italia Capital SA, 6.38%, 11/15/33	2,321
3,000,000	T-Mobile USA Inc., 6.50%, 1/15/26	3,202
1,700,000	Zayo Group LLC/Zayo Capital Inc. 144A, 5.75%, 1/15/27 (b)	1,730

		41,324

Transportation (2%)
2,384,213	American Airlines 2013-1 Class B Pass-Through Trust 144A, 5.63%, 1/15/21 (b)	2,441
3,025,000	United Airlines Holdings Inc., 5.00%, 2/01/24 (e)	3,184
600,000	XPO Logistics Inc. 144A, 6.13%, 9/01/23 (b)	620
1,350,000	XPO Logistics Inc. 144A, 6.75%, 8/15/24 (b)	1,442

		7,687

Utility (3%)
1,200,000	AES Corp., 4.50%, 3/15/23	1,233
1,000,000	Bausch Health Cos. Inc. 144A, 7.00%, 1/15/28 (b)	1,039
2,150,000	BWX Technologies Inc. 144A, 5.38%, 7/15/26 (b)	2,236
1,150,000	Calpine Corp. 144A, 5.25%, 6/01/26 (b)	1,166
1,400,000	Calpine Corp., 5.50%, 2/01/24	1,405
1,500,000	NGL Energy Partners LP/NGL Energy Finance Corp. 144A, 7.50%, 4/15/26 (b)	1,560
2,000,000	Talen Energy Supply LLC 144A, 6.63%, 1/15/28 (b)	1,925
1,000,000	Vistra Operations Co. LLC 144A, 5.00%, 7/31/27 (b)	1,026
1,250,000	Vistra Operations Co. LLC 144A, 5.50%, 9/01/26 (b)	1,313

		12,903

Total Corporate Bond (Cost - $380,515)		389,285

Mortgage Backed (3%)
1,995,702	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%), 12.52%, 1/25/29 (a)	2,681
1,992,599	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%), 14.52%, 9/25/28 (a)	2,903
1,200,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 9.500%), 11.77%, 2/25/49 (a)(b)	1,207
900,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 6.87%, 12/25/42 (a)	979
1,745,607	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 13.52%, 10/25/29 (a)	2,153
1,885,807	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%), 14.02%, 4/25/43 (a)(b)	2,256
1,550,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 12.77%, 2/25/47 (a)(b)	1,694

Total Mortgage Backed (Cost - $11,354)		13,873

56

Principal or Shares	Security Description	Value (000)

Investment Company (11%)
40,762,224	Payden Cash Reserves Money Market Fund *	$40,762
806,452	Payden Floating Rate Fund, SI Class *	8,024

Total Investment Company (Cost - $48,762)		48,786

Total Investments (Cost - $471,745) (104%)		483,106
Liabilities in excess of Other Assets (-4%)		(19,043)

Net Assets (100%)		$464,063

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019. The stated maturity is subject to prepayments.
(d)	Non-income producing security.
(e)

All or a portion of these securities are on loan. At July 31, 2019, the total market value of the Fund’s securities on loan is $18,671 and the total market value of the collateral held by the Fund is $19,462. Amounts in 000s.

(f)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(g)	Principal in foreign currency.
(h)	Perpetual security with no stated maturity date.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (000s)
Assets:
USD 19,834	EUR 17,654	Citibank, N.A.	08/08/2019	$278

Net Unrealized Appreciation				$278

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (Depreciation) (000s)
4 Year Interest Rate Swap, Pay Fixed 0.241% Annually, Receive	10/29/2023	$11,610	$(427)	$—	$(427)
Variable (0.401)% (1M EUR LIBOR) Monthly
4 Year Interest Rate Swap, Receive Fixed 3.013% Semi-Annually, Pay	10/29/2023	14,240	750	—	750
Variable 2.325% (1M USD LIBOR) Monthly

			$323	$—	$323

57    Payden Mutual Funds

Payden California Municipal Income Fund

Schedule of Investments - July 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Corporate Bond (2%)
500,000	Century Housing Corp., 4.00%, 11/01/21	$511
500,000	Low Income Investment Fund, 3.71%, 7/01/29	511

Total Corporate Bond (Cost - $1,000)		1,022

General Obligation (50%)
645,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 9/02/26	759
455,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 9/02/28 AGM (a)	569
100,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/28 BAM (a)	118
250,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/32 BAM (a)	292
300,000	Anaheim Public Financing Authority, 5.00%, 5/01/34	350
500,000	Anaheim Public Financing Authority, 5.00%, 9/01/36 BAM (a)	613
1,000,000	Azusa Unified School District, 5.00%, 8/01/42	1,094
200,000	Brea Community Benefit Financing Authority, 5.00%, 7/01/29	238
300,000	Brentwood Infrastructure Financing Authority, 4.00%, 10/01/36	339
450,000	Butte-Glenn Community College District, 4.00%, 8/01/39	497
250,000	California Infrastructure & Economic Development Bank, 1.94%, 8/01/47 (b)	251
500,000	California Infrastructure & Economic Development Bank, 2.21%, 12/01/50 (b)	503
1,000,000	California Pollution Control Financing Authority 144A, 5.00%, 7/01/39 (c)	1,188
385,000	California State Public Works Board, 5.25%, 10/01/33	458
500,000	California State Public Works Board, 8.00%, 3/01/35	515
100,000	City & County of San Francisco CA, 5.00%, 4/01/22	100
300,000	City & County of San Francisco CA Community Facilities District No 2014-1, 3.11%, 9/01/24	309
670,000	City of Irvine CA, 4.00%, 9/02/38	758
260,000	City of Irvine CA, 5.00%, 9/02/22	292
500,000	City of Sacramento CA, 5.97%, 8/01/20 AGM (a)	516
400,000	County of Sacramento CA, 5.75%, 2/01/30	409
1,000,000	County of Santa Barbara CA, AMT, 5.00%, 12/01/36	1,218
400,000	Hesperia Community Redevelopment Agency Successor Agency, 3.00%, 9/01/20 AGM (a)	402
400,000	Inglewood Joint Powers Authority, 2.75%, 8/01/21 BAM (a)	404
250,000	Inglewood Redevelopment Agency Successor Agency, 5.00%, 5/01/31 BAM (a)	305
460,000	Kern Community College District, 2.65%, 11/01/27	461
500,000	Lancaster Redevelopment Agency Successor Agency, 5.00%, 8/01/30 AGM (a)	608

Principal or Shares	Security Description	Value (000)

350,000	Los Angeles County Redevelopment Authority, 5.25%, 12/01/26 AGM (a)	$421
100,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 5/01/30	118
500,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 11/01/31	616
500,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 11/01/38	576
500,000	Napa Valley Community College District, 0.00%, 8/01/23	525
1,000,000	Nuveen, CA Free Quality Municipal Income Fund, AMT 144A, 1.70%, 10/01/47 (b)(c)	1,000
270,000	Rancho Mirage Redevelopment Agency Successor Agency, 5.00%, 4/01/24 BAM (a)	317
325,000	Riverside County Public Financing Authority, 5.00%, 9/01/22 AGM (a)	364
415,000	Riverside County Redevelopment Successor Agency, 7.25%, 12/01/40	474
750,000	San Diego Association of Governments, 5.00%, 11/15/26	913
350,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/30	426
340,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/31	413
550,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/32	667
600,000	San Francisco Bay Area Rapid Transit District, 2.92%, 8/01/34	606
120,000	San Jose Financing Authority, 5.00%, 6/01/28	138
600,000	San Luis Coastal Unified School District, 4.00%, 8/01/34	674
250,000	San Mateo Joint Powers Financing Authority, 5.00%, 6/15/30	294
815,000	Santa Monica Public Financing Authority, 4.00%, 7/01/38	913
200,000	Simi Valley Public Financing Authority, 5.00%, 10/01/29	238
550,000	South Orange County Public Financing Authority, 5.00%, 4/01/34	666
640,000	State of California, 2.55%, 5/01/20 (b)	645
250,000	State of California, 5.00%, 2/01/25	284
1,000,000	State of California, 5.00%, 4/01/30	1,336
480,000	State of California, 5.25%, 10/01/21	483
550,000	State of California, 6.51%, 4/01/39	594
1,000,000	State of California, 7.95%, 3/01/36	1,033
800,000	Temecula Redevelopment Agency Successor Agency, 5.00%, 12/15/37 AGM (a)	953
325,000	Tustin Community Facilities District, 5.00%, 9/01/22	361
350,000	Union City Community Redevelopment Agency, 5.00%, 10/01/35	417
345,000	Watsonville Redevelopment Agency, 5.00%, 8/01/24 BAM (a)	412

Total General Obligation (Cost - $29,174)		30,443

58

Principal or Shares	Security Description	Value (000)

Revenue (52%)
Airport/Port (4%)
500,000	City of Los Angeles Department of Airports, 5.00%, 5/15/24	$585
250,000	City of Los Angeles Department of Airports, 5.00%, 5/15/26	300
500,000	City of Los Angeles Department of Airports, AMT, 5.00%, 5/15/36	613
400,000	City of Palm Springs CA Airport Revenue, 5.00%, 6/01/26 BAM (a)	477
340,000	San Francisco, City & County Airports Commission, 5.00%, 5/01/21	341

		2,316

Education (11%)
500,000	California Educational Facilities Authority, 3.18%, 4/01/27	514
300,000	California Educational Facilities Authority, 5.00%, 10/01/31	349
370,000	California Educational Facilities Authority, 5.00%, 10/01/37	456
360,000	California Educational Facilities Authority, 5.00%, 10/01/38	442
650,000	California Municipal Finance Authority, 1.75%, 10/01/45 (b)	652
120,000	California School Finance Authority 144A, 4.00%, 7/01/22 (c)	127
500,000	California School Finance Authority 144A, 5.00%, 6/01/35 (c)	563
1,000,000	California School Finance Authority 144A, 5.00%, 7/01/37 (c)	1,169
1,000,000	California School Finance Authority 144A, 5.00%, 8/01/38 (c)	1,167
250,000	Oxnard School District, 2.00%, 8/01/45 BAM (a)(b)	268
500,000	Travis Unified School District, 5.00%, 9/01/31 AGM (a)	597
200,000	University of California, 1.40%, 5/15/46 (b)	200

		6,504

Electric & Gas (1%)
500,000	City of Riverside CA Electric Revenue, 5.00%, 10/01/38	631

Healthcare (12%)
200,000	California Health Facilities Financing Authority, 4.00%, 8/15/34	220
710,000	California Health Facilities Financing Authority, 5.00%, 11/15/27	797
500,000	California Health Facilities Financing Authority, 5.00%, 2/01/31	615
350,000	California Health Facilities Financing Authority, 5.00%, 8/15/32	424
800,000	California Health Facilities Financing Authority, 5.00%, 11/01/34	1,021
350,000	California Health Facilities Financing Authority, 5.00%, 7/01/43 (b)	367
1,000,000	California Health Facilities Financing Authority, 5.00%, 11/15/49	1,172

Principal or Shares	Security Description	Value (000)

205,000	California Health Facilities Financing Authority, 5.25%, 3/01/28	$217
650,000	California Municipal Finance Authority, 5.00%, 1/01/33	789
325,000	California Municipal Finance Authority, 5.00%, 5/15/37	389
500,000	California Municipal Finance Authority, 5.00%, 7/01/39	620
750,000	California Statewide Communities Development Authority, 4.00%, 8/01/45	772

		7,403

Industrial Development/Pollution Control (10%)
250,000	California Community College Financing Authority, 5.00%, 5/01/21	264
230,000	California Infrastructure & Economic Development Bank, 3.25%, 7/01/26	238
1,000,000	California Municipal Finance Authority, 5.00%, 5/15/49	1,188
1,000,000	California Pollution Control Financing Authority, AMT 144A, 6.75%, 12/01/28 (c)	1,021
750,000	California Statewide Communities Development Authority, 5.00%, 5/15/20	771
370,000	Emeryville Redevelopment Agency Successor Agency, 5.00%, 9/01/25 AGM (a)	439
300,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/29 AGM (a)	352
390,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/31 AGM (a)	456
160,000	Parish of St. Charles LA, 4.00%, 12/01/40 (b)	169
1,000,000	State of Nevada Department of Business & Industry, AMT 144A, 6.95%, 2/15/38 (c)	1,143
100,000	Successor Agency to the Upland Community Redevelopment Agency, 5.00%, 9/01/23 AGM (a)	115

		6,156

Resource Recovery (4%)
600,000	California Pollution Control Financing Authority, 7.50%, 12/01/39	563
1,000,000	South Bayside Waste Management Authority, 5.00%, 9/01/23	1,145
500,000	South Bayside, CA Waste Management Authority, 5.25%, 9/01/24	502

		2,210

Transportation (6%)
250,000	Bay Area Toll Authority, 2.00%, 4/01/34 (b)	250
660,000	Bay Area Toll Authority, 4.00%, 4/01/37	735
750,000	City of Long Beach CA Harbor Revenue, 5.00%, 5/15/28	938
1,000,000	Foothill-Eastern Transportation Corridor Agency, 5.50%, 1/15/53 (b)	1,111
835,000	Port of Los Angeles, 5.00%, 8/01/29	976

		4,010

59 Payden Mutual Funds

Payden California Municipal Income Fund continued

Principal or Shares	Security Description	Value (000)

Water & Sewer (4%)
250,000	El Dorado, Irrigation District/El Dorado County Water Agency, 5.00%, 3/01/29 AGM (a)	$289
500,000	Los Angeles Department of Water & Power Power System Revenue, 6.17%, 7/01/40	518
600,000	Metropolitan Water District of Southern California, 6.95%, 7/01/40	626
100,000	San Diego Public Facilities Financing Authority Water Revenue, 5.00%, 8/01/32	122
700,000	Western Municipal Water District Facilities Authority, 6.51%, 10/01/40	735

		2,290

Total Revenue (Cost - $30,231)		31,520

Total Investments (Cost - $60,405) (104%)		62,985
Liabilities in excess of Other Assets (-4%)		(2,186)

Net Assets (100%)		$60,799

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.
(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual

60

Payden Global Low Duration Fund

Schedule of Investments - July 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (99%)
Argentina (USD) (0%)
135,000	Argentine Republic Government International Bond, 4.63%, 1/11/23	$113

Australia (USD) (1%)
515,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.020%), 3.54%, 11/28/23 (a)(b)	516
270,000	Scentre Group Trust 1/Scentre Group Trust 2 144A, 2.38%, 11/05/19 (b)	270
285,000	Suncorp-Metway Ltd. 144A, 2.38%, 11/09/20 (b)	285

		1,071

Bermuda (USD) (0%)
180,000	Enstar Group Ltd., 4.50%, 3/10/22	186

Canada (USD) (7%)
470,000	Alimentation Couche-Tard Inc. 144A, 2.35%, 12/13/19 (b)	470
345,000	Bank of Montreal, 2.90%, 3/26/22	350
195,000	Bank of Nova Scotia, 2.38%, 1/18/23	195
700,000	Canadian Pacer Auto Receivables Trust 2019-1 144A, 2.78%, 3/21/22 (b)	702
720,000	Canadian Pacer Auto Receivables Trust 2019-1 144A, 2.80%, 10/19/23 (b)	728
750,000	CDP Financial Inc. 144A, 2.13%, 6/11/21 (b)	751
165,385	Cenovus Energy Inc., 5.70%, 10/15/19	166
250,000	Evergreen Credit Card Trust 144A, 2.95%, 3/15/23 (b)	253
570,000	Federation des Caisses Desjardins du Quebec 144A, 2.25%, 10/30/20 (b)	570
500,000	Husky Energy Inc., 7.25%, 12/15/19	508
750,000	Ontario Teachers’ Finance Trust 144A, 2.75%, 4/16/21 (b)	759
920,000	Securitized Term Auto Receivables Trust 2019-1 144A, 2.99%, 2/27/23 (b)	931

		6,383

Cayman Islands (USD) (7%)
200,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (b)	210
400,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo. LIBOR USD + 1.500%), 3.80%, 7/15/27 (a)(b)	399
420,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 1.450%), 3.75%, 7/18/27 (a)(b)	416
340,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%), 4.75%, 7/18/27 (a)(b)	332
110,000	Avolon Holdings Funding Ltd. 144A, 3.63%, 5/01/22 (b)	112
500,000	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%), 3.08%, 1/20/28 (a)(b)	498
470,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 3.63%, 9/15/35 (a)(b)	471
370,000	CK Hutchison International 17 II Ltd. 144A, 2.25%, 9/29/20 (b)	369
500,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.150%), 4.48%, 9/15/28 (a)(b)	498

Principal or Shares	Security Description	Value (000)

430,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 3.41%, 6/15/36 (a)(b)	$432
380,000	LCM XX LP 144A, (3 mo. LIBOR USD + 1.040%), 3.32%, 10/20/27 (a)(b)	381
1,050,000	Magnetite VII Ltd. 144A, (3 mo. LIBOR USD + 0.800%), 3.10%, 1/15/28 (a)(b)	1,043
250,000	Octagon Investment Partners XXIII Ltd. 144A, (3 mo. LIBOR USD + 0.850%), 3.15%, 7/15/27 (a)(b)	249
815,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.890%), 3.19%, 4/15/29 (a)(b)	811

		6,221

Chile (USD) (1%)
275,000	Banco del Estado de Chile 144A, 2.67%, 1/08/21 (b)	275
245,000	Banco Santander Chile 144A, 2.50%, 12/15/20 (b)	247

		522

Finland (USD) (1%)
940,000	Finnvera OYJ 144A, 1.88%, 10/05/20 (b)	938

France (USD) (1%)
480,000	Banque Federative du Credit Mutuel SA 144A, 2.20%, 7/20/20 (b)	479

Georgia (USD) (1%)
400,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (b)	423

Germany (USD) (1%)
535,000	Deutsche Bank AG, 3.15%, 1/22/21	532

Guernsey (USD) (0%)
300,000	Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20	301

India (USD) (1%)
345,000	ICICI Bank Ltd. 144A, 5.75%, 11/16/20 (b)	357
500,000	REC Ltd. 144A, 5.25%, 11/13/23 (b)	536

		893

Indonesia (USD) (1%)
225,000	Indonesia Asahan Aluminium Persero PT 144A, 5.23%, 11/15/21 (b)	237
395,000	Pelabuhan Indonesia III Persero PT 144A, 4.50%, 5/02/23 (b)	416
280,000	Perusahaan Penerbit SBSN Indonesia III 144A, 3.75%, 3/01/23 (b)	289

		942

Ireland (EUR) (0%)
100,000	James Hardie International Finance DAC 144A, 3.63%, 10/01/26 EUR (b)(c)	118

Ireland (USD) (3%)
300,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 5/26/22	305
1,445,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	1,444
340,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	339

61 Payden Mutual Funds

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

205,000	SMBC Aviation Capital Finance DAC 144A, 3.00%, 7/15/22 (b)	$206

		2,294

Italy (USD) (1%)
425,000	Intesa Sanpaolo SpA 144A, 3.13%, 7/14/22 (b)	424
350,000	UniCredit SpA 144A, 6.57%, 1/14/22 (b)	375

		799

Japan (USD) (3%)
560,000	Central Nippon Expressway Co. Ltd., 2.17%, 8/05/19 (d)	560
450,000	Mitsubishi UFJ Financial Group Inc., 2.62%, 7/18/22	451
460,000	Mitsubishi UFJ Financial Group Inc., 3.22%, 3/07/22	468
200,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (b)	201
330,000	Mizuho Financial Group Inc., (3 mo. LIBOR USD + 0.840%), 2.72%, 7/16/23 (a)	331
300,000	Sumitomo Mitsui Banking Corp., 2.09%, 10/18/19	300
200,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 1.95%, 9/19/19 (b)	200
330,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (b)	330
200,000	Takeda Pharmaceutical Co. Ltd. 144A, 3.80%, 11/26/20 (b)	203

		3,044

Liberia (USD) (0%)
135,000	Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	135

Netherlands (USD) (1%)
540,000	BNG Bank NV 144A, 1.75%, 10/05/20 (b)	538
560,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	528

		1,066

New Zealand (USD) (0%)
200,000	ANZ New Zealand International Ltd. 144A, 2.20%, 7/17/20 (b)	200

Nigeria (USD) (0%)
250,000	Nigeria Government International Bond 144A, 6.75%, 1/28/21 (b)	261

Norway (USD) (0%)
320,000	DNB Bank ASA 144A, 2.13%, 10/02/20 (b)	319

Panama (USD) (0%)
225,000	Intercorp Financial Services Inc. 144A, 4.13%, 10/19/27 (b)	230

Peru (USD) (1%)
200,000	Banco de Credito del Peru 144A, 2.25%, 10/25/19 (b)	200
320,000	Fondo MIVIVIENDA SA 144A, 3.50%, 1/31/23 (b)	326
320,000	Inretail Pharma SA 144A, 5.38%, 5/02/23 (b)	337

		863

Senegal (USD) (0%)
210,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	229

Principal or Shares	Security Description	Value (000)
Singapore (USD) (0%)
200,000	DBS Group Holdings Ltd. 144A, 2.85%, 4/16/22 (b)	$202

South Korea (USD) (0%)
240,000	Hyundai Capital Services Inc. 144A, 1.63%, 8/30/19 (b)	240

Supranational (USD) (1%)
980,000	European Bank for Reconstruction & Development, 1.88%, 7/15/21	978

Sweden (USD) (0%)
250,000	Svensk Exportkredit AB, 2.38%, 4/09/21	251

Switzerland (USD) (1%)
270,000	UBS AG 144A, 2.45%, 12/01/20 (b)	270
825,000	UBS Group Funding Switzerland AG 144A, 3.00%, 4/15/21 (b)	832

		1,102

United Kingdom (USD) (4%)
399,000	Anglo American Capital PLC 144A, 4.13%, 4/15/21 (b)	407
475,000	Barclays PLC, 3.25%, 1/12/21	478
360,800	Lanark Master Issuer PLC 144A, (3 mo. LIBOR USD + 0.420%), 2.94%, 12/22/69 (a)(b)	360
460,000	Lloyds Banking Group PLC, 3.00%, 1/11/22	464
285,000	NatWest Markets PLC 144A, 3.63%, 9/29/22 (b)	289
660,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.470%), 3.99%, 5/15/23 (a)	663
460,000	Santander UK Group Holdings PLC, 3.13%, 1/08/21	462
270,000	Standard Chartered PLC 144A, 2.10%, 8/19/19 (b)	270

		3,393

United States (USD) (60%)
300,000	AES Corp., 4.00%, 3/15/21	305
90,000	AIG Global Funding 144A, 2.30%, 7/01/22 (b)	90
120,000	Ally Financial Inc., 3.88%, 5/21/24	124
140,000	Ally Financial Inc., 4.13%, 2/13/22	145
380,000	American Express Co., 2.75%, 5/20/22	384
322,000	Antero Resources Corp., 5.13%, 12/01/22	309
299,522	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR USD + 1.400%), 3.73%, 11/14/35 (a)(b)	300
400,000	Ares Capital Corp., 3.63%, 1/19/22	404
245,000	Assurant Inc., (3 mo. LIBOR USD + 1.250%), 3.58%, 3/26/21 (a)	245
345,000	Athene Global Funding 144A, 2.75%, 4/20/20 (b)	346
25,766,124	BANK 2018-BNK14, 0.52%, 9/15/60 (e)	940
135,000	Bank of America Corp., 2.15%, 11/09/20	135
270,000	Bank of America Corp., (3 mo. LIBOR USD + 0.630%), 2.33%, 10/01/21 (a)	270
450,000	Bank of America Corp., (3 mo. LIBOR USD + 0.660%), 2.37%, 7/21/21 (a)	449
275,000	Bank of America Corp., 2.63%, 4/19/21	276
240,000	Bank of The West Auto Trust 2019-1 144A, 2.43%, 4/15/24 (b)	240
190,000	Bank of The West Auto Trust 2019-1 144A, 2.51%, 10/15/24 (b)	191

62

Principal or Shares	Security Description	Value (000)

220,000	Bayer U.S. Finance II LLC 144A, 3.50%, 6/25/21 (b)	$223
500,000	BBVA USA, 2.75%, 9/29/19	500
15,703,618	BENCHMARK 2018-B6 Mortgage Trust, 0.44%, 10/10/51 (e)	465
325,000	BMW U.S. Capital LLC 144A, 3.25%, 8/14/20 (b)	327
615,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 1/15/20	614
145,000	Broadcom Inc. 144A, 3.13%, 4/15/21 (b)	146
2,890,876	Cantor Commercial Real Estate Lending 2019-CF1, 1.14%, 5/15/52 (e)	246
360,000	Capital One Multi-Asset Execution Trust, 2.84%, 12/15/24	366
690,000	Capital One NA, 2.35%, 1/31/20	689
550,000	Carmax Auto Owner Trust 2019-3, 2.18%, 8/15/24	549
65,000	Centene Corp., 4.75%, 5/15/22	66
135,000	CenterPoint Energy Inc., 3.60%, 11/01/21	138
350,000	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.350%), 4.75%, 6/15/34 (a)(b)	351
265,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	292
185,000	Cigna Corp. 144A, (3 mo. LIBOR USD + 0.650%), 3.06%, 9/17/21 (a)(b)	185
265,000	Cigna Corp. 144A, 3.20%, 9/17/20 (b)	267
210,000	CIT Group Inc., 5.00%, 8/15/22	223
455,000	Citibank NA, (3 mo. LIBOR USD + 0.596%), 2.84%, 5/20/22 (a)	458
550,000	Citigroup Inc., 2.65%, 10/26/20	552
250,000	Citizens Bank NA, 2.20%, 5/26/20	249
250,000	Citizens Bank NA, 2.25%, 3/02/20	250
250,000	Citizens Bank NA, 3.25%, 2/14/22	255
185,000	Comcast Corp., 3.45%, 10/01/21	190
250,000	Comerica Bank, 2.50%, 7/23/24	250
90,000	Conagra Brands Inc., (3 mo. LIBOR USD + 0.750%), 3.03%, 10/22/20 (a)	90
130,000	Conagra Brands Inc., 3.80%, 10/22/21	134
250,000	Constellation Brands Inc., 2.00%, 11/07/19	250
340,000	CVS Health Corp., (3 mo. LIBOR USD + 0.720%), 3.17%, 3/09/21 (a)	342
300,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21 (b)	309
70,000	Dell International LLC/EMC Corp. 144A, 5.88%, 6/15/21 (b)	71
375,000	Delta Air Lines Inc., 2.60%, 12/04/20	375
215,000	Delta Air Lines Inc., 2.88%, 3/13/20	215
105,000	Diamondback Energy Inc. 144A, 4.75%, 11/01/24 (b)	108
140,000	Dominion Energy Inc., 2.58%, 7/01/20	140
135,000	Dominion Energy Inc., 2.72%, 8/15/21	135
265,000	DTE Energy Co., 1.50%, 10/01/19	265
105,000	DTE Energy Co., 2.60%, 6/15/22	105
90,000	Elanco Animal Health Inc., 3.91%, 8/27/21	92
230,000	Energy Transfer Operating LP, 4.25%, 3/15/23	240
146,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 3/01/22	156

Principal or Shares	Security Description	Value (000)

280,000	Enterprise Fleet Financing 2019-2 LLC 144A, 2.29%, 2/20/25 (b)	$280
145,000	EQT Corp., 2.50%, 10/01/20	144
335,000	Express Scripts Holding Co., 2.60%, 11/30/20	335
270,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%), 4.47%, 8/25/30 (a)	272
280,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.270%), 3.60%, 3/28/22 (a)	277
90,000	Fox Corp. 144A, 3.67%, 1/25/22 (b)	93
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 6.87%, 12/25/42 (a)	272
249,372	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 13.52%, 10/25/29 (a)	308
445,000	FS KKR Capital Corp., 4.25%, 1/15/20	447
300,000	FS KKR Capital Corp., 4.75%, 5/15/22	304
280,000	General Motors Financial Co. Inc., 2.65%, 4/13/20	280
615,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 0.930%), 3.23%, 4/13/20 (a)	617
580,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%), 3.85%, 1/14/22 (a)	585
335,000	GLP Capital LP/GLP Financing II Inc., 4.88%, 11/01/20	342
390,000	GM Financial Consumer Automobile Receivables Trust 2019-3, 2.18%, 4/16/24	390
640,000	Goldman Sachs Group Inc., 2.60%, 12/27/20	640
675,000	Goldman Sachs Group Inc., 3.00%, 4/26/22	681
130,000	Hewlett Packard Enterprise Co., 3.50%, 10/05/21	132
250,000	Huntington National Bank, 2.38%, 3/10/20	250
200,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 2/01/22	206
285,000	International Business Machines Corp., 2.80%, 5/13/21	288
440,187	Invitation Homes 2018-SFR1 Trust 144A, (1 mo. LIBOR USD + 0.700%), 3.01%, 3/17/37 (a)(b)	435
80,000	iStar Inc., 4.63%, 9/15/20	81
350,000	Jackson National Life Global Funding 144A, 3.30%, 2/01/22 (b)	357
370,195	JP Morgan Mortgage Trust 2017-1 144A, 3.50%, 1/25/47 (b)(e)	374
678,114	JP Morgan Mortgage Trust 2017-5 144A, 3.00%, 10/26/48 (b)(e)	681
520,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.680%), 3.20%, 6/01/21 (a)	522
275,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.610%), 3.51%, 6/18/22 (a)	280
275,000	Kinder Morgan Inc., 3.05%, 12/01/19	275
240,000	Kinder Morgan Inc., (3 mo. LIBOR USD + 1.280%), 3.58%, 1/15/23 (a)	242
43,320	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	45
170,000	Las Vegas Sands Corp., 3.20%, 8/08/24	171

63 Payden Mutual Funds

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

350,000	Lennar Corp., 4.13%, 1/15/22	$359
240,000	Metropolitan Life Global Funding I 144A, 2.40%, 1/08/21 (b)	240
210,000	Midwest Connector Capital Co. LLC 144A, 3.63%, 4/01/22 (b)	214
300,000	Morgan Stanley, 2.50%, 4/21/21	301
220,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.152%), 2.72%, 7/22/25 (a)	220
350,000	Morgan Stanley, (3 mo. LIBOR USD + 1.140%), 3.40%, 1/27/20 (a)	352
180,000	Morgan Stanley, (3 mo. LIBOR USD + 1.180%), 3.46%, 1/20/22 (a)(f)	182
192,726	MVW Owner Trust 2017-1 144A, 2.42%, 12/20/34 (b)	192
315,440	New Residential Mortgage Loan Trust 2017-1 144A, 4.00%, 2/25/57 (b)(e)	328
632,547	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (b)(e)	660
290,000	NextEra Energy Capital Holdings Inc., 2.90%, 4/01/22	295
310,000	NextEra Energy Capital Holdings Inc., 3.34%, 9/01/20	313
110,000	NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24 (b)	112
290,000	Nissan Auto Lease Trust 2019-B, 2.29%, 4/15/25	290
590,000	ONEOK Inc., 4.25%, 2/01/22	609
400,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.20%, 7/15/20 (b)	402
210,000	Phillips 66, (3 mo. LIBOR USD + 0.600%), 3.12%, 2/26/21 (a)	210
35,000	QEP Resources Inc., 6.88%, 3/01/21	35
165,000	Reliance Standard Life Global Funding II 144A, 2.63%, 7/22/22 (b)	165
170,659	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	140
110,000	Ryder System Inc., 2.88%, 6/01/22	111
465,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	482
119,925	Santander Drive Auto Receivables Trust 2015-2, 3.02%, 4/15/21	120
550,000	Santander Holdings USA Inc., 3.70%, 3/28/22	562
150,000	Santander Holdings USA Inc., 4.45%, 12/03/21	156
310,000	Santander Retail Auto Lease Trust 2019-B 144A, 2.30%, 1/20/23 (b)	310
110,000	Sempra Energy, 2.40%, 2/01/20	110
105,000	Sempra Energy, (3 mo. LIBOR USD + 0.500%), 2.80%, 1/15/21 (a)	105
188,464	Sequoia Mortgage Trust 2017-CH2 144A, 4.00%, 12/25/47 (b)(e)	191
290,000	Sirius XM Radio Inc. 144A, 4.63%, 7/15/24 (b)	299
180,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (b)	178
170,000	Smithfield Foods Inc. 144A, 2.70%, 1/31/20 (b)	170
300,000	Southern California Edison Co., 1.85%, 2/01/22	294
125,000	Spirit AeroSystems Inc., (3 mo. LIBOR USD + 0.800%), 3.21%, 6/15/21 (a)	125

Principal or Shares	Security Description	Value (000)

270,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	$271
990,241	STACR Trust 2018-DNA2 144A, (1 mo. LIBOR USD + 0.800%), 3.07%, 12/25/30 (a)(b)	992
291,986	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 3.92%, 4/25/43 (a)(b)	294
250,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%), 6.02%, 4/25/43 (a)(b)	261
150,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 12.77%, 2/25/47 (a)(b)	164
100,000	Starwood Property Trust Inc., 3.63%, 2/01/21	101
195,000	Sterling Bancorp, 3.50%, 6/08/20	195
370,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.080%), 3.37%, 7/15/38 (a)(b)	370
80,000	Sunoco LP/Sunoco Finance Corp., 4.88%, 1/15/23	82
555,000	SunTrust Bank, (3 mo. LIBOR USD + 0.298%), 2.59%, 1/29/21 (a)	555
480,000	SunTrust Bank, 2.80%, 5/17/22	485
290,000	Synchrony Card Funding LLC, 2.34%, 6/15/25	290
160,000	Synchrony Financial, 2.85%, 7/25/22	160
120,000	Synchrony Financial, (3 mo. LIBOR USD + 1.230%), 3.52%, 2/03/20 (a)	120
228,850	Taco Bell Funding LLC 144A, 4.32%, 11/25/48 (b)	236
6,260,000	U.S. Treasury Bill, 1.93%, 6/18/20 (g)	6,151
532,000	U.S. Treasury Note, 1.25%, 10/31/19 (h)	531
1,000,000	U.S. Treasury Note, 1.63%, 6/30/21	995
960,000	U.S. Treasury Note, 2.13%, 5/15/22	967
1,950,000	U.S. Treasury Note, 2.25%, 4/30/21	1,961
115,000	United Technologies Corp., (3 mo. LIBOR USD + 0.650%), 3.17%, 8/16/21 (a)	115
135,000	United Technologies Corp., 3.35%, 8/16/21	138
250,000	Ventas Realty LP, 2.65%, 1/15/25	248
560,000	VEREIT Operating Partnership LP, 4.13%, 6/01/21	574
570,000	Verizon Communications Inc., (3 mo. LIBOR USD + 1.000%), 3.41%, 3/16/22 (a)	579
145,000	VFH Parent LLC/Orchestra Co-Issuer Inc. 144A, 6.75%, 6/15/22 (b)	149
255,000	Volkswagen Group of America Finance LLC 144A, 3.88%, 11/13/20 (b)	259
170,000	WEC Energy Group Inc., 3.10%, 3/08/22	173
180,000	WEC Energy Group Inc., 3.38%, 6/15/21	183
485,000	Wells Fargo Bank NA, 3.63%, 10/22/21	498
7,645,954	Wells Fargo Commercial Mortgage Trust 2018-C46, 0.95%, 8/15/51 (e)	459
255,000	Whiting Petroleum Corp., 5.75%, 3/15/21	256
169,575	Wingstop Funding 2018-1 LLC 144A, 4.97%, 12/05/48 (b)	176
290,000	World Omni Auto Receivables Trust 2019-B, 2.59%, 7/15/24	293
250,000	Zions Bancorp NA, 3.35%, 3/04/22	254

		55,004

Vietnam (USD) (1%)
500,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	510

64

Principal or Shares	Security Description	Value (000)
Virgin Islands (British) (USD) (1%)
585,000	Sinopec Group Overseas Development 2017 Ltd. 144A, 2.38%, 4/12/20 (b)	$585

Total Bonds (Cost - $90,425)		90,827

Preferred Stock (1%)
19,900	Digital Realty Trust Inc., 6.35% (Cost - $499)	517

Investment Company (0%)
176,471	Payden Cash Reserves Money Market Fund * (Cost - $176)	176

Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $35)		259

Total Investments, Before Options Written
(Cost - $91,135) (100%)		91,779

Written Swaptions (0%)
Total Written Swaptions (Cost - $(35))		(257)

Total Investments (Cost - $91,100) (100%)		91,522
Liabilities in excess of Other Assets (0%)		(77)

Net Assets (100%)		$91,445

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)

All or a portion of these securities are on loan. At July 31, 2019, the total market value of the Fund’s securities on loan is $106 and the total market value of the collateral held by the Fund is $109. Amount in 000s.

(g)	Yield to maturity at time of purchase.
(h)	All or a portion of the security is pledged to cover futures contract margin requirements.

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Call Swaptions 0.0%
2-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.975%	Barclays Bank PLC	$12,100	09/27/2019	$259	Call
Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR

Written Swaptions
Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Call Swaptions 0.0%
5-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.90%	Barclays Bank PLC	$5,000	09/27/2019	$(257)	Call
Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR

65 Payden Mutual Funds

Payden Global Low Duration Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
USD 923	CHF 908	Barclays Bank PLC	09/12/2019	$6
USD 912	EUR 809	Barclays Bank PLC	09/12/2019	13
USD 919	EUR 818	BNP PARIBAS	09/10/2019	10
USD 912	AUD 1,317	BNP PARIBAS	09/10/2019	10
USD 121	EUR 108	Citibank, N.A.	08/08/2019	2
USD 323	CLP 225,800	Citibank, N.A.	08/29/2019	3
USD 606	NOK 5,312	HSBC Bank USA, N.A.	08/20/2019	6
USD 461	EUR 409	HSBC Bank USA, N.A.	09/19/2019	7
USD 444	GBP 364	HSBC Bank USA, N.A.	09/19/2019	—

				57

Liabilities:
AUD 1,317	USD 914	BNP PARIBAS	09/10/2019	(13)
BRL 1,227	USD 321	HSBC Bank USA, N.A.	10/30/2019	(2)
CAD 812	USD 618	HSBC Bank USA, N.A.	08/20/2019	(3)
CHF 908	USD 917	Barclays Bank PLC	09/12/2019	—
COP 1,054,000	USD 322	Citibank, N.A.	08/29/2019	(1)
EUR 809	USD 922	Barclays Bank PLC	09/12/2019	(24)
EUR 818	USD 930	BNP PARIBAS	09/10/2019	(22)
EUR 409	USD 457	HSBC Bank USA, N.A.	09/19/2019	(3)
GBP 364	USD 460	HSBC Bank USA, N.A.	09/19/2019	(16)
INR 22,260	USD 322	HSBC Bank USA, N.A.	09/24/2019	—
MXN 6,180	USD 321	HSBC Bank USA, N.A.	09/18/2019	(2)
NOK 5,312	USD 607	HSBC Bank USA, N.A.	08/20/2019	(7)
PLN 1,248	USD 325	Barclays Bank PLC	09/26/2019	(2)
USD 324	THB 10,000	Barclays Bank PLC	10/31/2019	(2)
USD 606	CAD 812	HSBC Bank USA, N.A.	08/20/2019	(9)

				(106)

Net Unrealized Appreciation (Depreciation)				$(49)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	127	Sep-19	$27,230	$34	$34

Short Contracts:
U.S. Treasury 5-Year Note Future	19	Sep-19	(2,234)	—	—

Total Futures					$34

Payden Global Fixed Income Fund

Schedule of Investments - July 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (102%)
Armenia (USD) (0%)
400,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20(a)	$412

Australia (AUD) (1%)
450,000	Australia Government Bond, 1.75%, 11/21/20(b)	311
1,700,000	Australia Government Bond, 3.25%, 4/21/25(b)	1,313

		1,624

Australia (GBP) (1%)
400,000	Westfield America Management Ltd., 2.63%, 3/30/29(b)	515

Australia (USD) (0%)
250,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21(a)	265

Austria (EUR) (1%)
120,000	Austria Government Bond 144A, 1.65%, 10/21/24(a)(b)	149
120,000	Austria Government Bond 144A, 2.40%, 5/23/34(a)(b)	178
90,000	Austria Government Bond 144A, 3.15%, 6/20/44(a)(b)	165

		492

Bahamas (USD) (0%)
200,000	Intercorp Peru Ltd. 144A, 3.88%, 8/15/29(a)	197

Belgium (EUR) (1%)
100,000	Belgium Government Bond 144A, 0.80%, 6/22/25(a)(b)	119
400,000	Belgium Government Bond 144A, 1.00%, 6/22/31(a)(b)	494
110,000	Belgium Government Bond 144A, 1.60%, 6/22/47(a)(b)	149

		762

Canada (CAD) (2%)
1,119,000	Canadian Government Bond, 2.25%, 6/01/25	883
680,000	Canadian Government Bond, 3.50%, 12/01/45	708
350,000	Canadian Government Bond, 5.00%, 6/01/37	400
500,000	OMERS Finance Trust 144A, 2.60%, 5/14/29(a)	389

		2,380

Canada (USD) (1%)
360,000	1011778 BC ULC/New Red Finance Inc. 144A, 5.00%, 10/15/25(a)	368
487,000	Cenovus Energy Inc., 6.75%, 11/15/39	585
405,000	Manulife Financial Corp., (USD ICE Swap Rate 11:00 am NY 5Y + 1.647%), 4.06%, 2/24/32(c)	415

		1,368

Cayman Islands (USD) (5%)
250,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%), 4.75%, 7/18/27(a)(c)	244
350,000	Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 3.83%, 5/15/37(a)(c)	351
290,000	Atrium XII 144A, (3 mo. LIBOR USD + 2.800%), 5.08%, 4/22/27(a)(c)	285
300,000	Avolon Holdings Funding Ltd. 144A, 3.95%, 7/01/24(a)	307
525,000	BDS 2019-FL4 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 3.50%, 8/15/36(a)(c)	527

Principal or Shares	Security Description	Value (000)

300,000	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 144A, 7.13%, 7/31/26(a)	$307
500,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 3.63%, 2/22/36(a)(c)	504
678,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.150%), 4.48%, 9/15/28(a)(c)	675
250,000	Grippen Park CLO Ltd. 144A, (3 mo. LIBOR USD + 3.300%), 5.58%, 1/20/30(a)(c)	246
400,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.080%), 3.41%, 8/15/28(a)(c)	402
250,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.450%), 3.78%, 8/15/28(a)(c)	251
300,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 3.41%, 6/15/36(a)(c)	301
400,000	LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 3.83%, 5/09/36(a)(c)	402
400,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 3.48%, 6/15/28(a)(c)	401
350,000	OCP CLO 2014-5 Ltd. 144A, (3 mo. LIBOR USD + 2.900%), 5.17%, 4/26/31(a)(c)	330
300,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 3.87%, 4/30/27(a)(c)	300
375,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 3.000%), 5.27%, 4/30/27(a)(c)	370
300,000	PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD + 1.420%), 3.75%, 4/14/36(a)(c)	301
300,000	Voya CLO 2015-1 Ltd. 144A, (3 mo. LIBOR USD + 2.350%), 4.65%, 1/18/29(a)(c)	282

		6,786

Chile (USD) (0%)
198,870	Latam Airlines 2015-1 Pass-Through Trust A, 4.20%, 11/15/27	202

Dominica Republic (USD) (0%)
200,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25(a)	213

Egypt (EUR) (0%)
300,000	Egypt Government International Bond 144A, 4.75%, 4/16/26(a)	345

Finland (EUR) (0%)
170,000	Finland Government Bond 144A, 2.75%, 7/04/28(a)(b)	240

France (EUR) (4%)
200,000	Crown European Holdings SA, 2.88%, 2/01/26(b)	241
800,000	French Republic Government Bond OAT, 0.75%, 11/25/28(b)	967
350,000	French Republic Government Bond OAT 144A, 1.25%, 5/25/36(a)(b)	449
1,120,000	French Republic Government Bond OAT, 1.75%, 11/25/24(b)	1,397
1,050,000	French Republic Government Bond OAT 144A, 2.00%, 5/25/48(a)(b)	1,560
390,000	French Republic Government Bond OAT, 3.25%, 5/25/45(b)	707

		5,321

67 Payden Mutual Funds

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)
France (GBP) (0%)
150,000	Cie de Saint-Gobain, 4.63%, 10/09/29(b)	$227
100,000	Cie de Saint-Gobain, 4.63%, 10/09/29(b)	151

		378

Germany (EUR) (7%)
900,000	Bundesrepublik Deutschland Bundesanleihe, 0.01%, 8/15/26(b)(d)	1,044
2,400,000	Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/29(b)	2,846
800,000	Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/26(b)	956
450,000	Bundesrepublik Deutschland Bundesanleihe, 1.25%, 8/15/48(b)	658
1,300,000	Bundesrepublik Deutschland Bundesanleihe, 2.00%, 1/04/22(b)	1,539
360,000	Bundesrepublik Deutschland Bundesanleihe, 3.25%, 7/04/42(b)	697
450,000	Bundesrepublik Deutschland Bundesanleihe, 4.00%, 1/04/37(b)	865
120,000	Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/04/40(b)	268
150,000	IHO Verwaltungs GmbH 144A, 3.63%, 5/15/25(a)	168
450,000	Volkswagen Leasing GmbH, 1.38%, 1/20/25(b)	521

		9,562

Ghana (USD) (0%)
200,000	Ghana Government International Bond 144A, 7.88%, 3/26/27(a)	212

Iceland (EUR) (0%)
400,000	Landsbankinn HF, 1.63%, 3/15/21(b)	453

India (USD) (1%)
665,000	Shriram Transport Finance Co. Ltd. 144A, 5.95%, 10/24/22(a)	682

Indonesia (EUR) (0%)
290,000	Indonesia Government International Bond 144A, 3.75%, 6/14/28(a)	395

Indonesia (USD) (1%)
200,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25(a)	213
310,000	Perusahaan Penerbit SBSN Indonesia III 144A, 4.15%, 3/29/27(a)	328

		541

Ireland (EUR) (2%)
650,000	Blackrock European CLO VII DAC 144A, (3 mo. EURIBOR + 1.700%), 1.70%, 10/15/31(a)(c)	721
500,000	Henley CLO I DAC 144A, (3 mo. EURIBOR + 1.140%), 1.14%, 7/15/32(a)(c)	554
100,000	Ireland Government Bond, 3.40%, 3/18/24(b)	130
225,000	James Hardie International Finance DAC 144A, 3.63%, 10/01/26(a)	266
750,000	OZLME V DAC 144A, (3 mo. EURIBOR + 1.750%), 1.75%, 1/14/32(a)(c)	834
325,000	St Paul’s CLO IX DAC, (3 mo. EURIBOR + 0.820%), 0.82%, 11/15/30(b)(c)	362

		2,867

Principal or Shares	Security Description	Value (000)
Ireland (USD) (1%)
185,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	$187
535,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21(a)	534

		721

Italy (EUR) (3%)
270,000	Assicurazioni Generali SpA, (3 mo. EURIBOR + 5.350%), 5.00%, 6/08/48(b)(c)	336
550,000	Italy Buoni Poliennali Del Tesoro 144A, 2.95%, 9/01/38(a)(b)	674
1,180,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 5/01/23	1,497
1,040,000	Italy Buoni Poliennali Del Tesoro, 5.25%, 11/01/29	1,550

		4,057

Italy (USD) (0%)
350,000	UniCredit SpA 144A, 6.57%, 1/14/22(a)	375

Japan (EUR) (0%)
250,000	Takeda Pharmaceutical Co. Ltd. 144A, 3.00%, 11/21/30(a)	332

Japan (JPY) (17%)
120,000,000	Japan Government Five Year Bond, 0.10%, 6/20/20	1,106
337,400,000	Japan Government Ten Year Bond, 0.30%, 12/20/25	3,211
325,000,000	Japan Government Ten Year Bond, 0.80%, 9/20/23	3,117
375,000,000	Japan Government Ten Year Bond, 1.20%, 6/20/21	3,538
35,000,000	Japan Government Thirty Year Bond, 0.80%, 3/20/48	363
205,800,000	Japan Government Thirty Year Bond, 1.40%, 12/20/45	2,414
8,000,000	Japan Government Thirty Year Bond, 2.00%, 9/20/40	100
40,000,000	Japan Government Thirty Year Bond, 2.20%, 9/20/39	512
100,000,000	Japan Government Thirty Year Bond, 2.30%, 3/20/39	1,290
274,500,000	Japan Government Twenty Year Bond, 1.70%, 9/20/33	3,126
265,000,000	Japan Government Twenty Year Bond, 2.10%, 6/20/28	2,941

		21,718

Japan (USD) (1%)
620,000	Mizuho Financial Group Inc., 2.95%, 2/28/22	626
500,000	Takeda Pharmaceutical Co. Ltd. 144A, 5.00%, 11/26/28(a)	575

		1,201

Jersey (GBP) (0%)
300,000	Heathrow Funding Ltd., 7.13%, 2/14/24(b)	449

Kenya (USD) (0%)
200,000	Kenya Government International Bond, 6.88%, 6/24/24(b)	215

Luxembourg (EUR) (2%)
750,000	Allergan Funding SCS, 1.25%, 6/01/24	869

68

Principal or Shares	Security Description	Value (000)

600,000	Becton Dickinson Euro Finance Sarl, 1.21%, 6/04/26	$692
300,000	Medtronic Global Holdings SCA, 1.13%, 3/07/27	355

		1,916

Luxembourg (USD) (0%)
240,000	Allergan Funding SCS, 3.45%, 3/15/22	245

Mexico (MXN) (0%)
5,500,000	Mexican Bonos, 6.50%, 6/10/21	283

Netherlands (EUR) (1%)
325,000	Dryden 39 Euro CLO 2015 BV, (3 mo. EURIBOR + 0.870%), 0.87%, 10/15/31(b)(c)	360
300,000	Netherlands Government Bond 144A, 0.50%, 7/15/26(a)(b)	357
130,000	Netherlands Government Bond 144A, 2.25%, 7/15/22(a)(b)	157
130,000	Netherlands Government Bond 144A, 4.00%, 1/15/37(a)(b)	246
220,000	Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24(b)	198
110,000	Teva Pharmaceutical Finance Netherlands II BV, 4.50%, 3/01/25	114

		1,432

Netherlands (GBP) (1%)
400,000	ING Groep NV, 3.00%, 2/18/26(b)	522

Netherlands (USD) (1%)
600,000	Mylan NV, 3.15%, 6/15/21	605
250,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	236
255,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	223

		1,064

New Zealand (USD) (1%)
310,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23(a)	322
250,000	BNZ International Funding Ltd. 144A, 2.10%, 9/14/21(a)	248

		570

Nigeria (USD) (0%)
400,000	Nigeria Government International Bond, 6.75%, 1/28/21(b)	417

Norway (USD) (0%)
280,000	Yara International ASA 144A, 4.75%, 6/01/28(a)	302

Poland (PLN) (0%)
500,000	Republic of Poland Government Bond, 5.25%, 10/25/20	135

Saudi Arabia (USD) (0%)
400,000	Saudi Arabian Oil Co. 144A, 4.25%, 4/16/39(a)	417

Senegal (USD) (0%)
295,000	Senegal Government International Bond 144A, 8.75%, 5/13/21(a)	322

Singapore (USD) (0%)
400,000	United Overseas Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.75%, 4/15/29(a)(c)	411

Principal or Shares	Security Description	Value (000)
Spain (EUR) (2%)
500,000	Spain Government Bond, 0.75%, 7/30/21	$567
500,000	Spain Government Bond 144A, 1.95%, 4/30/26(a)(b)	629
600,000	Spain Government Bond 144A, 1.95%, 7/30/30(a)(b)	779
220,000	Spain Government Bond 144A, 2.90%, 10/31/46(a)(b)	338
500,000	Telefonica Emisiones SA, 1.53%, 1/17/25(b)	600

		2,913

Sri Lanka (USD) (0%)
300,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22(a)	303

United Kingdom (EUR) (1%)
500,000	BP Capital Markets PLC, 1.08%, 6/26/25(b)	587
500,000	Nationwide Building Society, (5 yr. Euro Swap + 1.500%), 2.00%, 7/25/29(b)(c)	554

		1,141

United Kingdom (GBP) (4%)
350,000	Barclays PLC, 3.25%, 2/12/27(b)	436
310,000	HSBC Bank PLC, (3 mo. LIBOR GBP + 1.500%), 5.38%, 11/04/30(c)	443
468,760	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%), 1.60%, 8/20/56(a)(c)	569
100,000	United Kingdom Gilt, 0.50%, 7/22/22(b)	122
260,000	United Kingdom Gilt, 4.25%, 12/07/55(b)	588
260,000	United Kingdom Gilt, 4.25%, 12/07/55(b)	588
620,000	United Kingdom Gilt, 4.75%, 12/07/38(b)	1,225
420,000	United Kingdom Gilt, 5.00%, 3/07/25(b)	641

		4,612

United Kingdom (USD) (1%)
225,000	Lloyds Banking Group PLC, 3.90%, 3/12/24	233
300,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.762%), 4.27%, 3/22/25(c)	308
325,000	Santander UK Group Holdings PLC, (3 mo. LIBOR USD + 1.570%), 4.80%, 11/15/24(c)	345

		886

United States (EUR) (3%)
450,000	Blackstone Holdings Finance Co. LLC 144A, 1.00%, 10/05/26(a)	519
100,000	Cogent Communications Group Inc. 144A, 4.38%, 6/30/24(a)	113
200,000	Equinix Inc., 2.88%, 10/01/25	231
100,000	Fidelity National Information Services Inc., 0.75%, 5/21/23	114
400,000	General Motors Financial Co. Inc., 0.96%, 9/07/23(b)	451
250,000	International Flavors & Fragrances Inc., 1.80%, 9/25/26	300
400,000	Morgan Stanley, (3 mo. EURIBOR + 0.753%), 0.64%, 7/26/24(c)	452
650,000	Southern Power Co., 1.00%, 6/20/22	741
250,000	Verizon Communications Inc., 2.88%, 1/15/38	344

		3,265

United States (GBP) (0%)
100,000	Fidelity National Information Services Inc., 2.60%, 5/21/25	128
110,000	Textron Inc., 6.63%, 4/07/20	139

		267

69 Payden Mutual Funds

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)
United States (USD) (35%)
400,000	Allison Transmission Inc. 144A, 5.88%, 6/01/29(a)	$426
353,796	American Airlines 2016-1 Class B Pass-Through Trust, 5.25%, 1/15/24	373
500,000	American Campus Communities Operating Partnership LP, 3.30%, 7/15/26	507
390,000	American Equity Investment Life Holding Co., 5.00%, 6/15/27	402
475,000	Antero Resources Corp., 5.00%, 3/01/25(e)	427
350,000	Ares Capital Corp., 3.63%, 1/19/22	353
400,000	AT&T Inc., 4.35%, 3/01/29	432
8,503,069	BANK 2018-BNK14, 0.52%, 9/15/60(f)	310
350,000	Bank of America Corp., (3 mo. LIBOR USD + 1.210%), 3.97%, 2/07/30(c)	375
500,000	Boise Cascade Co. 144A, 5.63%, 9/01/24(a)	515
300,000	Boston Properties LP, 3.40%, 6/21/29	309
300,000	Bristol-Myers Squibb Co. 144A, 3.40%, 7/26/29(a)	314
292,365	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 1.700%), 4.03%, 11/15/35(a)(c)	294
324,849	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 1.800%), 4.13%, 11/15/35(a)(c)	327
2,313,101	Cantor Commercial Real Estate Lending 2019-CF1, 1.14%, 5/15/52(f)	197
250,000	Centene Corp., 5.63%, 2/15/21	254
385,000	Cigna Corp. 144A, 4.38%, 10/15/28(a)	418
200,000	CIT Group Inc., (3 mo. LIBOR USD + 3.972%), 5.80%(c)(g)	204
280,000	Connecticut Avenue Securities Trust 2019-R01 144A, (1 mo. LIBOR USD + 2.450%), 4.72%, 7/25/31(a)(c)	284
250,000	Connecticut Avenue Securities Trust 2019-R03 144A, (1 mo. LIBOR USD + 2.150%), 4.42%, 9/25/31(a)(c)	252
255,000	CVS Health Corp., 3.70%, 3/09/23	263
400,000	CVS Health Corp., 4.30%, 3/25/28	425
175,000	Diamond Sports Group LLC/Diamond Sports Finance Co. 144A, 5.38%, 8/15/26(a)	178
90,000	Dignity Health, 3.13%, 11/01/22	91
422,875	Driven Brands Funding LLC 144A, 4.64%, 4/20/49(a)	437
320,000	Energy Transfer Operating LP, 6.50%, 2/01/42	380
215,000	EnLink Midstream Partners LP, 5.45%, 6/01/47	184
230,000	EQM Midstream Partners LP, 4.75%, 7/15/23	236
310,000	EQT Corp., 3.00%, 10/01/22	302
271,798	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%), 3.22%, 10/25/29(c)	273
350,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.150%), 4.42%, 10/25/30(c)	353
250,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%), 6.52%, 1/25/29(c)	267
330,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%), 6.52%, 4/25/29(c)	359

Principal or Shares	Security Description	Value (000)

165,251	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.450%), 6.72%, 1/25/29(c)	$176
199,531	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 9.500%), 11.77%, 5/25/29(c)	250
498,925	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%), 12.52%, 1/25/29(c)	670
498,703	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.750%), 13.02%, 1/25/29(c)	650
460,000	Fannie Mae-Aces, 3.70%, 9/25/30(f)	507
400,000	FHLMC Multifamily Structured Pass-Through Certificates, 2.88%, 4/25/26	414
450,000	Fiserv Inc., 3.50%, 7/01/29	461
1,200,000	FN, 3.00%, 15YR TBA(h)	1,224
1,170,000	FN, 3.00%, 30YR TBA(h)	1,180
560,000	FN, 3.50%, 30YR TBA(h)	574
1,830,000	FN, 4.00%, 30YR TBA(h)	1,894
460,692	FN AS4885 30YR, 3.50%, 5/01/45	476
430,000	Ford Motor Co., 4.35%, 12/08/26(e)	434
400,000	Ford Motor Co., 4.75%, 1/15/43	349
600,000	Freddie Mac Stacr Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 2.300%), 4.57%, 10/25/48(a)(c)	604
376,004	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 0.900%), 3.17%, 1/25/49(a)(c)	377
500,000	Freddie Mac STACR Trust 2019-DNA2 144A, (1 mo. LIBOR USD + 2.450%), 4.72%, 3/25/49(a)(c)	506
275,000	Freddie Mac STACR Trust 2019-DNA3 144A, (1 mo. LIBOR USD + 2.050%), 4.35%, 7/25/49(a)(c)	276
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 3.250%), 5.52%, 7/25/29(c)	265
110,000	FS KKR Capital Corp., 4.25%, 1/15/20	110
325,000	FS KKR Capital Corp., 4.75%, 5/15/22	329
720,000	G2, 3.50%, 30YR TBA(h)	745
1,310,000	G2, 4.50%, 30YR TBA(h)	1,364
350,000	General Motors Co., 6.25%, 10/02/43	380
450,000	Goldman Sachs Group Inc., 3.63%, 2/20/24	467
310,000	Goldman Sachs Group Inc., 6.75%, 10/01/37	412
21,508	GreenPoint MTA Trust 2005-AR1, (1 mo. LIBOR USD + 0.560%), 2.83%, 6/25/45(c)	22
150,000	HCA Inc., 4.13%, 6/15/29	154
500,000	HCA Inc., 5.38%, 2/01/25	542
375,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	463
250,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43(a)	292
300,000	Kosmos Energy Ltd. 144A, 7.13%, 4/04/26(a)	303
250,000	Las Vegas Sands Corp., 3.90%, 8/08/29	254
500,000	LMREC 2019-CRE3 Inc. 144A, (1 mo. LIBOR USD + 1.400%), 3.78%, 12/22/35(a)(c)	501

70

Principal or Shares	Security Description	Value (000)

380,000	Madison Avenue Trust 2013-650M 144A, 4.03%, 10/12/32(a)(f)	$378
450,000	Meritage Homes Corp., 5.13%, 6/06/27	468
300,000	Midwest Connector Capital Co. LLC 144A, 3.90%, 4/01/24(a)	312
170,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39(a)	279
400,000	Navient Corp., 8.00%, 3/25/20	413
278,447	New Residential Mortgage Loan Trust 2017-2 144A, 4.00%, 3/25/57(a)(f)	290
450,000	NextEra Energy Capital Holdings Inc., 3.55%, 5/01/27	472
485,000	Northwell Healthcare Inc., 4.26%, 11/01/47	522
320,000	ONEOK Partners LP, 6.65%, 10/01/36	397
63,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39(a)	101
486,325	Planet Fitness Master Issuer LLC 144A, 4.26%, 9/05/48(a)	501
205,000	PSEG Power LLC, 3.85%, 6/01/23	214
400,000	Range Resources Corp., 5.75%, 6/01/21	400
500,000	SLM Corp., 5.13%, 4/05/22	506
240,000	SM Energy Co., 6.13%, 11/15/22	236
400,000	SM Energy Co., 6.75%, 9/15/26(e)	362
514,817	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 3.92%, 4/25/43(a)(c)	518
400,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%), 4.67%, 2/25/47(a)(c)	410
200,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 4.02%, 7/15/38(a)(c)	200
400,000	Synchrony Financial, 4.25%, 8/15/24	419
348,250	Taco Bell Funding LLC 144A, 4.94%, 11/25/48(a)	368
200,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44(a)	237
640,000	Toledo Hospital, 5.33%, 11/15/28	700
830,000	U.S. Treasury Bond, 2.25%, 8/15/46	784
300,000	U.S. Treasury Bond, 2.88%, 5/15/49	322
1,250,000	U.S. Treasury Bond, 3.00%, 8/15/48(i)	1,371
200,000	U.S. Treasury Bond, 4.50%, 5/15/38	269
2,300,000	U.S. Treasury Bond, 5.38%, 2/15/31	3,085
400,000	U.S. Treasury Note, 1.63%, 2/15/26	393
300,000	U.S. Treasury Note, 1.75%, 6/30/24	299
1,600,000	U.S. Treasury Note, 2.38%, 5/15/29	1,650
325,000	Ventas Realty LP, 3.50%, 2/01/25	337
299,250	Wingstop Funding 2018-1 LLC 144A, 4.97%, 12/05/48(a)	310

		45,869

Virgin Islands (British) (USD) (1%)
650,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 2.00%, 9/29/21(a)	642

Total Bonds (Cost - $129,216)		133,214

Principal or Shares	Security Description	Value (000)
Bank Loans(j) (0%)
275,000	Carrols Restaurant Group Inc. Term Loan B 1L,
	(LIBOR USD 1-Month + 3.250%)
	5.50%, 4/30/26	$274
100,000	Froneri International Ltd. Term Loan B 1L, (3
	mo. EURIBOR + 2.625%) 2.63%, 1/31/25
	EUR (k)	111

Total Bank Loans (Cost - $387)		385

Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $49)		360

Investment Company (3%)
1,611,803	Payden Cash Reserves Money Market Fund *	1,612
293,404	Payden Floating Rate Fund, SI Class *	2,919

Total Investment Company (Cost - $4,552)		4,531

Total Investments, Before Swaptions Written
(Cost - $134,204) (105%)		138,490

Written Swaptions (0%)
Total Written Swaptions (Cost - $(49))		(360)

Total Investments (Cost - $134,155) (105%)		138,130
Liabilities in excess of Other Assets (-5%)		(7,114)

Net Assets (100%)		$131,016

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019.
(d)	Yield to maturity at time of purchase.
(e)

All or a portion of these securities are on loan. At July 31, 2019, the total market value of the Fund’s securities on loan is $766 and the total market value of the collateral held by the Fund is $796. Amounts in 000s.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Perpetual security with no stated maturity date.
(h)	Security was purchased on a delayed delivery basis.
(i)	All or a portion of the security is pledged to cover futures contract margin requirements.
(j)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019. The stated maturity is subject to prepayments.
(k)	Principal in foreign currency.

71 Payden Mutual Funds

Payden Global Fixed Income Fund continued

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Call Swaptions 0.0%
2-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.975%	Barclays Bank PLC	$16,800	09/27/2019	$360	Call
Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR

Written Swaptions
Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Call Swaptions 0.0%
5-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.90%	Barclays Bank PLC	$7,000	09/27/2019	$(360)	Call
Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
USD 22,236	JPY 2,413,900	Barclays Bank PLC	08/08/2019	$35
USD 3,954	CHF 3,890	Barclays Bank PLC	09/12/2019	27
USD 3,907	EUR 3,466	Barclays Bank PLC	09/12/2019	57
USD 143	PLN 542	Barclays Bank PLC	09/26/2019	3
USD 1,667	AUD 2,405	BNP PARIBAS	08/08/2019	22
USD 3,913	EUR 3,484	BNP PARIBAS	09/10/2019	43
USD 3,883	AUD 5,609	BNP PARIBAS	09/10/2019	42
USD 23,194	EUR 20,645	Citibank, N.A.	08/08/2019	325
USD 983	CLP 685,900	Citibank, N.A.	08/29/2019	8
USD 7,068	GBP 5,664	HSBC Bank USA, N.A.	08/08/2019	177
USD 2,568	NOK 22,505	HSBC Bank USA, N.A.	08/20/2019	26
USD 1,972	EUR 1,748	HSBC Bank USA, N.A.	09/19/2019	30
USD 1,899	GBP 1,557	HSBC Bank USA, N.A.	09/19/2019	1
USD 2,423	CAD 3,178	Royal Bank of Canada	08/08/2019	14
USD 12,667	EUR 11,275	State Street Bank & Trust Co.	08/08/2019	178

				988

Liabilities:
AUD 5,609	USD 3,895	BNP PARIBAS	09/10/2019	(53)
BRL 3,726	USD 976	HSBC Bank USA, N.A.	10/30/2019	(7)
CAD 3,439	USD 2,618	HSBC Bank USA, N.A.	08/20/2019	(11)
CHF 3,890	USD 3,928	Barclays Bank PLC	09/12/2019	(1)
COP 3,200,000	USD 978	Citibank, N.A.	08/29/2019	(4)
EUR 3,466	USD 3,952	Barclays Bank PLC	09/12/2019	(102)
EUR 3,484	USD 3,962	BNP PARIBAS	09/10/2019	(92)
EUR 1,748	USD 1,955	HSBC Bank USA, N.A.	09/19/2019	(12)
GBP 1,557	USD 1,968	HSBC Bank USA, N.A.	09/19/2019	(70)
INR 67,590	USD 977	HSBC Bank USA, N.A.	09/24/2019	(1)
MXN 18,660	USD 970	HSBC Bank USA, N.A.	09/18/2019	(4)
NOK 22,505	USD 2,574	HSBC Bank USA, N.A.	08/20/2019	(31)
PLN 3,787	USD 985	Barclays Bank PLC	09/26/2019	(7)
USD 983	THB 30,360	Barclays Bank PLC	10/31/2019	(6)
USD 2,569	CAD 3,439	HSBC Bank USA, N.A.	08/20/2019	(38)
USD 285	MXN 5,540	HSBC Bank USA, N.A.	09/18/2019	(2)

				(441)

Net Unrealized Appreciation (Depreciation)				$547

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
3-Month GBP LIBOR Option Future	280	Dec-19	$3	$(64)	$(64)
Euro-Schatz Future	48	Sep-19	5,969	12	12
U.S. Long Bond Future	1	Sep-19	156	—	—
U.S. Treasury 10-Year Note Future	22	Sep-19	2,803	29	29
U.S. Treasury 2-Year Note Future	66	Sep-19	14,151	31	31
U.S. Treasury 5-Year Note Future	11	Sep-19	1,293	—	—
U.S. Ultra Bond Future	9	Sep-19	1,598	42	42

					50

Short Contracts:
3-Month GBP LIBOR Option Future	280	Dec-19	—	20	20
Euro Buxl 30-Year Bond Future	8	Sep-19	(1,851)	(103)	(103)
Euro-Bobl Future	4	Sep-19	(598)	(5)	(5)
Euro-Oat Future	20	Sep-19	(3,702)	(107)	(107)
Long Gilt Future	2	Sep-19	(323)	(8)	(8)
U.S. 10-Year Ultra Future	43	Sep-19	(5,927)	(114)	(114)

					(317)

Total Futures					$(267)

73 Payden Mutual Funds

Payden Emerging Markets Bond Fund

Schedule of Investments - July 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (98%)
Angola (USD) (2%)
1,385,000	Angolan Government International Bond 144A, 8.25%, 5/09/28 (a)	$1,478
6,915,000	Angolan Government International Bond 144A, 9.38%, 5/08/48 (a)	7,652
6,330,000	Angolan Government International Bond 144A, 9.50%, 11/12/25 (a)	7,350

		16,480

Argentina (ARS) (0%)
44,420,000	YPF SA 144A, 16.50%, 5/09/22 ARS (a)	620

Argentina (USD) (4%)
4,442,500	Argentine Republic Government International Bond, 3.75%, 12/31/38	2,667
2,705,000	Argentine Republic Government International Bond, 5.63%, 1/26/22	2,334
4,240,000	Argentine Republic Government International Bond, 6.88%, 1/11/48	3,221
3,985,000	Argentine Republic Government International Bond, 7.13%, 7/06/36	3,140
2,290,000	Argentine Republic Government International Bond, 7.13%, 6/28/2117	1,762
11,935,000	Argentine Republic Government International Bond, 7.50%, 4/22/26	10,234
3,825,000	Argentine Republic Government International Bond, 7.63%, 4/22/46	3,086
11,966,394	Argentine Republic Government International Bond, 8.28%, 12/31/33	10,405
1,940,000	Provincia de Buenos Aires/Argentina 144A, 6.50%, 2/15/23 (a)	1,604
1,475,000	Provincia de Buenos Aires/Argentina 144A, 7.88%, 6/15/27 (a)	1,111
4,910,000	Provincia de Cordoba 144A, 7.13%, 6/10/21 (a)	4,387
1,420,000	Transportadora de Gas del Sur SA 144A, 6.75%, 5/02/25 (a)	1,337

		45,288

Armenia (USD) (1%)
1,641,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (a)	1,692
10,465,000	Republic of Armenia International Bond 144A, 7.15%, 3/26/25 (a)	12,133

		13,825

Austria (USD) (0%)
2,180,000	JBS Investments II GmbH 144A, 5.75%, 1/15/28 (a)	2,220

Azerbaijan (USD) (0%)
3,935,000	Southern Gas Corridor CJSC 144A, 6.88%, 3/24/26 (a)	4,633

Bahrain (USD) (1%)
7,125,000	Bahrain Government International Bond 144A, 6.75%, 9/20/29 (a)	7,941
3,010,000	Bahrain Government International Bond 144A, 7.00%, 1/26/26 (a)	3,386

		11,327

Belarus (USD) (1%)
5,210,000	Republic of Belarus International Bond 144A, 6.88%, 2/28/23 (a)	5,555

Principal or Shares	Security Description	Value (000)

4,375,000	Republic of Belarus International Bond 144A, 7.63%, 6/29/27 (a)	$4,954

		10,509

Brazil (BRL) (1%)
35,100,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/27 BRL	10,681

Brazil (USD) (1%)
4,145,000	Brazilian Government International Bond, 4.50%, 5/30/29	4,322
5,210,000	Brazilian Government International Bond, 5.00%, 1/27/45	5,387
4,285,758	USJ Acucar e Alcool SA 144A, 10.50%, 11/09/23 (a)	3,793

		13,502

Canada (USD) (0%)
1,985,208	Stoneway Capital Corp. 144A, 10.00%, 3/01/27 (a)	1,844

Cayman Islands (USD) (0%)
3,690,000	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 144A, 7.13%, 7/31/26 (a)	3,773
868,000	Odebrecht Oil & Gas Finance Ltd. 144A, 0.00%, (a)(b)	14

		3,787

Chile (USD) (1%)
2,400,000	Corp. Nacional del Cobre de Chile 144A, 3.63%, 8/01/27 (a)	2,499
3,116,975	Latam Airlines 2015-1 Pass-Through Trust A, 4.20%, 11/15/27	3,165
2,377,013	Latam Airlines 2015-1 Pass-Through Trust B, 4.50%, 11/15/23	2,361

		8,025

Colombia (USD) (3%)
4,455,000	Colombia Government International Bond, 3.88%, 4/25/27	4,660
3,655,000	Colombia Government International Bond, 4.50%, 3/15/29	4,004
3,870,000	Colombia Government International Bond, 5.00%, 6/15/45	4,316
4,520,000	Colombia Government International Bond, 6.13%, 1/18/41	5,650
6,300,000	Colombia Government International Bond, 7.38%, 9/18/37	8,694
3,010,000	Ecopetrol SA, 5.88%, 5/28/45	3,392

		30,716

Costa Rica (USD) (0%)
2,560,000	Costa Rica Government International Bond 144A, 7.00%, 4/04/44 (a)	2,618
1,370,000	Costa Rica Government International Bond 144A, 7.16%, 3/12/45 (a)	1,421

		4,039

Dominica Republic (DOP) (0%)
213,300,000	Dominican Republic International Bond 144A, 9.75%, 6/05/26 DOP (a)	4,339

74

Principal or Shares	Security Description	Value (000)
Dominica Republic (USD) (2%)
1,425,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25 (a)	$1,519
6,335,000	Dominican Republic International Bond 144A, 5.95%, 1/25/27 (a)	6,921
4,660,000	Dominican Republic International Bond 144A, 6.50%, 2/15/48 (a)	5,015
1,130,000	Dominican Republic International Bond 144A, 6.60%, 1/28/24 (a)	1,259
3,350,000	Dominican Republic International Bond 144A, 6.85%, 1/27/45 (a)	3,752
3,570,000	Dominican Republic International Bond 144A, 6.88%, 1/29/26 (a)	4,070
3,160,000	Dominican Republic International Bond 144A, 7.45%, 4/30/44 (a)	3,737

		26,273

Ecuador (USD) (2%)
7,140,000	Ecuador Government International Bond 144A, 7.88%, 1/23/28 (a)	7,024
6,315,000	Ecuador Government International Bond 144A, 7.95%, 6/20/24 (a)	6,591
1,520,000	Ecuador Government International Bond, 7.95%, 6/20/24 (c)	1,587
4,100,000	Ecuador Government International Bond 144A, 9.65%, 12/13/26 (a)	4,428

		19,630

Egypt (USD) (3%)
2,000,000	Egypt Government International Bond 144A, 5.58%, 2/21/23 (a)	2,075
1,950,000	Egypt Government International Bond 144A, 6.20%, 3/01/24 (a)	2,075
7,080,000	Egypt Government International Bond 144A, 7.50%, 1/31/27 (a)	7,739
5,780,000	Egypt Government International Bond 144A, 7.90%, 2/21/48 (a)	6,024
3,565,000	Egypt Government International Bond 144A, 8.50%, 1/31/47 (a)	3,900
4,540,000	Egypt Government International Bond 144A, 8.70%, 3/01/49 (a)	4,976

		26,789

El Salvador (USD) (1%)
4,300,000	El Salvador Government International Bond 144A, 6.38%, 1/18/27 (a)	4,456
2,940,000	El Salvador Government International Bond 144A, 7.12%, 1/20/50 (a)	2,991
1,325,000	El Salvador Government International Bond 144A, 7.65%, 6/15/35 (a)	1,446

		8,893

Gabon (USD) (0%)
3,835,000	Gabon Government International Bond 144A, 6.38%, 12/12/24 (a)	3,818

Georgia (GEL) (0%)
5,260,000	Bank of Georgia JSC 144A, 11.00%, 6/01/20 GEL (a)	1,792

Georgia (USD) (2%)
3,460,000	Bank of Georgia JSC 144A, 6.00%, 7/26/23 (a)	3,530

Principal or Shares	Security Description	Value (000)

5,315,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (a)	$5,620
915,000	Georgian Oil and Gas Corp. JSC 144A, 6.75%, 4/26/21 (a)	958
6,605,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	7,276
3,140,000	TBC Bank JSC 144A, 5.75%, 6/19/24 (a)	3,171

		20,555

Ghana (USD) (3%)
2,505,000	Ghana Government International Bond 144A, 7.63%, 5/16/29 (a)	2,566
2,274,086	Ghana Government International Bond 144A, 7.88%, 8/07/23 (a)	2,495
2,690,000	Ghana Government International Bond 144A, 7.88%, 3/26/27 (a)	2,846
2,020,000	Ghana Government International Bond 144A, 8.63%, 6/16/49 (a)	2,053
4,815,000	Ghana Government International Bond 144A, 8.95%, 3/26/51 (a)	4,986
10,295,000	Ghana Government International Bond 144A, 10.75%, 10/14/30 (a)	13,087

		28,033

Guatemala (USD) (2%)
3,895,000	Guatemala Government Bond 144A, 4.38%, 6/05/27 (a)	3,934
6,030,000	Guatemala Government Bond 144A, 4.50%, 5/03/26 (a)	6,150
5,341,000	Guatemala Government Bond 144A, 4.88%, 2/13/28 (a)	5,581
2,250,000	Guatemala Government Bond 144A, 4.90%, 6/01/30 (a)	2,346
3,730,000	Guatemala Government Bond 144A, 6.13%, 6/01/50 (a)(d)	4,052

		22,063

Honduras (USD) (0%)
1,530,000	Honduras Government International Bond 144A, 6.25%, 1/19/27 (a)	1,660

Hungary (HUF) (0%)
1,344,000,000	Hungary Government Bond, 3.00%, 10/27/27 HUF	4,977

India (USD) (1%)
4,610,000	Power Finance Corp. Ltd. 144A, 6.15%, 12/06/28 (a)	5,343
5,060,000	Shriram Transport Finance Co. Ltd. 144A, 5.95%, 10/24/22 (a)	5,189

		10,532

Indonesia (USD) (5%)
1,880,000	Indonesia Asahan Aluminium Persero PT 144A, 6.53%, 11/15/28 (a)	2,266
1,450,000	Indonesia Asahan Aluminium Persero PT 144A, 6.76%, 11/15/48 (a)	1,807
800,000	Indonesia Government International Bond 144A, 3.70%, 1/08/22 (a)	822
2,595,000	Indonesia Government International Bond 144A, 5.25%, 1/17/42 (a)	3,006
3,575,000	Indonesia Government International Bond 144A, 8.50%, 10/12/35 (a)	5,434

75 Payden Mutual Funds

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,950,000	Indonesia Government International Bond, 8.50%, 10/12/35 (c)	$2,964
2,060,000	Pelabuhan Indonesia III Persero PT 144A, 4.50%, 5/02/23 (a)	2,168
4,380,000	Pertamina Persero PT 144A, 4.70%, 7/30/49 (a)	4,367
4,955,000	Pertamina Persero PT 144A, 6.45%, 5/30/44 (a)	6,172
4,365,000	Pertamina Persero PT 144A, 6.50%, 11/07/48 (a)	5,527
2,050,000	Perusahaan Listrik Negara PT 144A, 3.88%, 7/17/29 (a)(d)	2,103
4,315,000	Perusahaan Listrik Negara PT 144A, 6.15%, 5/21/48 (a)	5,244
4,305,000	Perusahaan Penerbit SBSN Indonesia III 144A, 4.15%, 3/29/27 (a)	4,555
2,605,000	Perusahaan Penerbit SBSN Indonesia III 144A, 4.40%, 3/01/28 (a)	2,808

		49,243

Ireland (USD) (0%)
3,650,000	C&W Senior Financing DAC 144A, 6.88%, 9/15/27 (a)	3,833

Ivory Coast (USD) (2%)
4,270,000	Ivory Coast Government International Bond 144A, 5.38%, 7/23/24 (a)	4,358
5,613,520	Ivory Coast Government International Bond 144A, 5.75%, 12/31/32 (a)	5,512
6,485,000	Ivory Coast Government International Bond 144A, 6.13%, 6/15/33 (a)	6,130
2,630,000	Ivory Coast Government International Bond 144A, 6.38%, 3/03/28 (a)	2,647

		18,647

Jordan (USD) (0%)
2,580,000	Jordan Government International Bond 144A, 7.38%, 10/10/47 (a)	2,750

Kazakhstan (KZT) (1%)
2,098,000,000	Development Bank of Kazakhstan JSC 144A, 8.95%, 5/04/23 KZT (a)	5,328

Kazakhstan (USD) (2%)
9,790,000	Kazakhstan Temir Zholy National Co. JSC 144A, 4.85%, 11/17/27 (a)	10,623
4,980,000	KazMunayGas National Co. JSC 144A, 5.75%, 4/19/47 (a)	5,718

		16,341

Kenya (USD) (1%)
3,370,000	Kenya Government International Bond 144A, 6.88%, 6/24/24 (a)	3,630
2,245,000	Kenya Government International Bond 144A, 7.25%, 2/28/28 (a)	2,344
3,250,000	Kenya Government International Bond 144A, 8.00%, 5/22/32 (a)	3,455
2,030,000	Kenya Government International Bond 144A, 8.25%, 2/28/48 (a)	2,119

		11,548

Lebanon (USD) (1%)
3,240,000	Lebanon Government International Bond, 6.20%, 2/26/25 (c)	2,567

Principal or Shares	Security Description	Value (000)

2,385,000	Lebanon Government International Bond, 6.60%, 11/27/26 (c)	$1,861
1,320,000	Lebanon Government International Bond, 6.65%, 11/03/28 (c)	1,017
1,070,000	Lebanon Government International Bond, 6.65%, 2/26/30 (c)	811
2,880,000	Lebanon Government International Bond, 6.75%, 11/29/27 (c)	2,225
1,550,000	Lebanon Government International Bond, 6.85%, 3/23/27 (c)	1,215
2,790,000	Lebanon Government International Bond, 7.00%, 3/23/32 (c)(d)	2,165

		11,861

Luxembourg (USD) (1%)
6,005,000	Adecoagro SA 144A, 6.00%, 9/21/27 (a)	5,772
4,885,000	Gazprom OAO Via Gaz Capital SA 144A, 5.15%, 2/11/26 (a)	5,257
4,150,000	Ultrapar International SA 144A, 5.25%, 6/06/29 (a)	4,373

		15,402

Malaysia (USD) (1%)
7,500,000	1MDB Energy Ltd., 5.99%, 5/11/22 (c)	7,883

Mexico (MXN) (0%)
26,900,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN	1,005

Mexico (USD) (5%)
2,215,000	Cemex SAB de CV 144A, 5.70%, 1/11/25 (a)	2,279
1,010,000	Cemex SAB de CV 144A, 7.75%, 4/16/26 (a)	1,095
7,176,000	Cometa Energia SA de CV 144A, 6.38%, 4/24/35 (a)	7,499
4,380,144	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	4,572
3,305,000	Mexichem SAB de CV 144A, 4.00%, 10/04/27 (a)	3,351
1,860,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (a)	1,954
3,470,000	Mexico Government International Bond, 4.15%, 3/28/27	3,619
1,050,000	Petroleos Mexicanos, 3.50%, 1/30/23	1,003
2,230,000	Petroleos Mexicanos, 4.88%, 1/24/22	2,253
1,830,000	Petroleos Mexicanos, 6.38%, 1/23/45	1,607
8,765,000	Petroleos Mexicanos, 6.50%, 3/13/27	8,714
2,650,000	Petroleos Mexicanos, 6.50%, 1/23/29	2,600
2,020,000	Petroleos Mexicanos, 6.50%, 6/02/41	1,821
3,020,000	Petroleos Mexicanos, 6.63%, 6/15/35	2,833
6,819,000	Petroleos Mexicanos, 6.75%, 9/21/47	6,198

		51,398

Mongolia (USD) (3%)
5,705,000	Development Bank of Mongolia LLC 144A, 7.25%, 10/23/23 (a)	5,976
4,270,000	Mongolia Government International Bond 144A, 5.13%, 12/05/22 (a)	4,314
3,065,000	Mongolia Government International Bond, 5.13%, 12/05/22 (c)	3,097
3,350,000	Mongolia Government International Bond 144A, 5.63%, 5/01/23 (a)	3,422
3,405,000	Mongolia Government International Bond 144A, 8.75%, 3/09/24 (a)	3,865

76

Principal or Shares	Security Description	Value (000)

9,623,000	Mongolia Government International Bond 144A, 10.88%, 4/06/21 (a)	$10,681

		31,355

Netherlands (USD) (3%)
2,050,000	Listrindo Capital BV 144A, 4.95%, 9/14/26 (a)	2,059
4,580,000	Minejesa Capital BV 144A, 5.63%, 8/10/37 (a)	4,941
10,220,000	Petrobras Global Finance BV, 6.00%, 1/27/28	11,175
4,305,000	Petrobras Global Finance BV, 8.75%, 5/23/26	5,416
2,695,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	1,802
3,680,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/01/28 (d)	3,307

		28,700

Nigeria (USD) (3%)
5,735,000	Nigeria Government International Bond 144A, 6.50%, 11/28/27 (a)	5,885
4,055,000	Nigeria Government International Bond 144A, 7.14%, 2/23/30 (a)	4,196
3,940,000	Nigeria Government International Bond 144A, 7.63%, 11/21/25 (a)	4,392
3,785,000	Nigeria Government International Bond 144A, 7.70%, 2/23/38 (a)	3,916
5,090,000	Nigeria Government International Bond 144A, 7.88%, 2/16/32 (a)	5,421
2,785,000	Nigeria Government International Bond 144A, 8.75%, 1/21/31 (a)	3,151

		26,961

Oman (USD) (1%)
955,000	Oman Government International Bond 144A, 5.38%, 3/08/27 (a)	937
5,120,000	Oman Government International Bond 144A, 6.50%, 3/08/47 (a)	4,749
5,590,000	Oman Government International Bond 144A, 6.75%, 1/17/48 (a)	5,279
3,970,000	Oman Sovereign Sukuk SAOC 144A, 4.40%, 6/01/24 (a)	3,949

		14,914

Panama (USD) (2%)
1,900,000	Aeropuerto Internacional de Tocumen SA 144A, 6.00%, 11/18/48 (a)	2,320
1,840,000	Empresa de Transmision Electrica SA 144A, 5.13%, 5/02/49 (a)	2,003
6,325,000	Panama Government International Bond, 6.70%, 1/26/36	8,713
2,510,000	Panama Government International Bond, 9.38%, 4/01/29	3,778

		16,814

Peru (PEN) (2%)
23,364,000	Peru Government Bond 144A, 5.40%, 8/12/34 PEN (a)(c)	7,553
12,020,000	Peru Government Bond 144A, 5.94%, 2/12/29 PEN (a)(c)	4,070
12,600,000	Peru Government Bond 144A, 6.15%, 8/12/32 PEN (a)(c)	4,336

		15,959

Principal or Shares	Security Description	Value (000)
Peru (USD) (2%)
2,164,800	ABY Transmision Sur SA 144A, 6.88%, 4/30/43 (a)	$2,619
4,435,000	Corp. Financiera de Desarrollo SA 144A, 4.75%, 7/15/25 (a)	4,798
3,805,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 144A, 6.38%, 6/01/28 (a)	4,296
3,845,000	Peru LNG Srl 144A, 5.38%, 3/22/30 (a)	4,207

		15,920

Poland (PLN) (1%)
36,880,000	Republic of Poland Government Bond, 2.75%, 4/25/28 PLN	10,000

Qatar (USD) (1%)
9,520,000	Qatar Government International Bond 144A, 4.82%, 3/14/49 (a)	11,043
3,195,000	Qatar Government International Bond 144A, 5.10%, 4/23/48 (a)	3,849

		14,892

Russian Federation (RUB) (1%)
213,000,000	Russian Federal Bond - OFZ, 7.70%, 3/23/33 RUB	3,446
608,930,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27 RUB	10,161

		13,607

Russian Federation (USD) (2%)
5,000,000	Russian Foreign Bond - Eurobond, 4.75%, 5/27/26 (c)	5,373
4,800,000	Russian Foreign Bond - Eurobond 144A, 5.10%, 3/28/35 (a)	5,221
5,000,000	Russian Foreign Bond - Eurobond 144A, 5.25%, 6/23/47 (a)	5,618

		16,212

Saudi Arabia (USD) (2%)
11,690,000	Saudi Arabian Oil Co. 144A, 4.25%, 4/16/39 (a)	12,191
3,845,000	Saudi Government International Bond 144A, 4.50%, 4/17/30 (a)	4,287
1,890,000	Saudi Government International Bond 144A, 5.25%, 1/16/50 (a)	2,223

		18,701

Senegal (EUR) (0%)
2,985,000	Senegal Government International Bond 144A, 4.75%, 3/13/28 EUR (a)	3,458

Senegal (USD) (1%)
3,380,000	Senegal Government International Bond 144A, 6.25%, 5/23/33 (a)	3,357
1,993,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	2,177

		5,534

South Africa (USD) (2%)
6,330,000	Eskom Holdings SOC Ltd. 144A, 6.35%, 8/10/28 (a)	6,786
3,610,000	Eskom Holdings SOC Ltd. 144A, 6.75%, 8/06/23 (a)	3,735
8,315,000	Republic of South Africa Government International Bond, 4.30%, 10/12/28	8,050

77 Payden Mutual Funds

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)

2,370,000	Republic of South Africa Government International Bond, 5.88%, 6/22/30	$2,526
2,545,000	Transnet SOC Ltd. 144A, 4.00%, 7/26/22 (a)	2,551

		23,648

South Africa (ZAR) (0%)
99,000,000	Republic of South Africa Government Bond, 6.50%, 2/28/41 ZAR	4,836

Spain (USD) (0%)
3,845,000	AI Candelaria Spain SLU 144A, 7.50%, 12/15/28 (a)	4,314

Sri Lanka (USD) (4%)
5,390,000	Sri Lanka Government International Bond 144A, 5.75%, 4/18/23 (a)	5,405
3,465,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22 (a)	3,504
9,440,000	Sri Lanka Government International Bond 144A, 6.20%, 5/11/27 (a)	9,122
670,000	Sri Lanka Government International Bond 144A, 6.75%, 4/18/28 (a)	658
6,475,000	Sri Lanka Government International Bond 144A, 6.85%, 11/03/25 (a)	6,601
7,770,000	Sri Lanka Government International Bond 144A, 7.55%, 3/28/30 (a)	7,910
4,860,000	Sri Lanka Government International Bond 144A, 7.85%, 3/14/29 (a)	5,060

		38,260

Turkey (USD) (3%)
1,320,000	TC Ziraat Bankasi AS 144A, 5.13%, 5/03/22 (a)	1,254
5,360,000	Turkey Government International Bond, 4.25%, 4/14/26	4,792
5,865,000	Turkey Government International Bond, 5.63%, 3/30/21	5,978
6,140,000	Turkey Government International Bond, 6.00%, 3/25/27	5,960
5,070,000	Turkey Government International Bond, 6.13%, 10/24/28	4,910
4,675,000	Turkey Government International Bond, 7.25%, 12/23/23	4,919
3,175,000	Turkey Government International Bond, 7.38%, 2/05/25	3,343

		31,156

Ukraine (EUR) (0%)
3,160,000	Ukraine Government International Bond 144A, 6.75%, 6/20/26 EUR (a)	3,813

Ukraine (UAH) (1%)
134,000,000	Ukraine Government Bond, 16.42%, 11/17/21 UAH	5,332

Ukraine (USD) (3%)
2,485,000	Ukraine Government International Bond 144A, 0.00%, 5/31/40 (a)(e)	2,122
1,478,000	Ukraine Government International Bond 144A, 7.75%, 9/01/21 (a)	1,550
10,653,000	Ukraine Government International Bond 144A, 7.75%, 9/01/22 (a)	11,345

Principal or Shares	Security Description	Value (000)

1,166,000	Ukraine Government International Bond 144A, 7.75%, 9/01/23 (a)	$1,250
8,533,000	Ukraine Government International Bond 144A, 7.75%, 9/01/24 (a)	9,133
3,013,000	Ukraine Government International Bond 144A, 7.75%, 9/01/25 (a)	3,194
1,283,000	Ukraine Government International Bond 144A, 7.75%, 9/01/27 (a)	1,358
3,180,000	Ukraine Government International Bond 144A, 8.99%, 2/01/24 (a)	3,537

		33,489

United Arab Emirates (USD) (1%)
7,150,000	Abu Dhabi Crude Oil Pipeline LLC 144A, 4.60%, 11/02/47 (a)	8,092
3,005,000	Ruwais Power Co. PJSC 144A, 6.00%, 8/31/36 (a)	3,686

		11,778

United Kingdom (IDR) (1%)
89,288,000,000	Standard Chartered Bank/Singapore (Indonesia Treasury Bond) 144A, 8.25%, 5/19/36 IDR (a)	6,699

United Kingdom (INR) (0%)
28,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.59%, 1/13/26 INR (a)	427
195,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.61%, 5/13/30 INR (a)(e)	3,010
43,000,000	Standard Chartered Bank/Singapore (India Government Bond), 9.34%, 8/27/24 INR (c)	672

		4,109

United Kingdom (LKR) (0%)
378,400,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 10.75%, 3/03/21 LKR (a)	2,210
470,500,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 11.00%, 8/05/25 LKR (a)	2,796

		5,006

United Kingdom (NGN) (1%)
2,020,000,000	HSBC Bank PLC (Federal Republic of Nigeria) 144A, 13.12%, 3/09/20 NGN (a)(f)	5,246

United States (IDR) (1%)
75,400,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 5.63%, 5/17/23 IDR (a)	5,211
48,100,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.25%, 5/17/36 IDR (a)	3,609
24,925,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.38%, 3/17/34 IDR (a)	1,893
11,270,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 11.00%, 9/17/25 IDR (a)	968

		11,681

United States (UAH) (1%)
137,500,000	Citigroup Global Markets Holdings Inc. (Republic of Ukraine) 144A, 17.20%, 9/09/19 UAH (a)(f)	5,391

78

Principal or Shares	Security Description	Value (000)
United States (USD) (1%)
2,770,000	Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a)	$2,802
3,665,000	Terraform Global Operating LLC 144A, 6.13%, 3/01/26 (a)	3,729

		6,531

Uruguay (USD) (1%)
4,825,000	Uruguay Government International Bond, 4.98%, 4/20/55	5,422
7,499,580	Uruguay Government International Bond, 5.10%, 6/18/50	8,634

		14,056

Uruguay (UYU) (1%)
30,890,000	Uruguay Government International Bond 144A, 8.50%, 3/15/28 UYU (a)	815
150,550,000	Uruguay Government International Bond 144A, 9.88%, 6/20/22 UYU (a)	4,453

		5,268

Venezuela (USD) (1%)
6,400,000	Petroleos de Venezuela SA, 5.38%, 4/12/27 (g)(h)	960
6,055,000	Petroleos de Venezuela SA 144A, 6.00%, 11/15/26 (a)(g)(h)	908
1,122,500	Petroleos de Venezuela SA 144A, 8.50%, 10/27/20 (a)	752
5,085,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (c)(g)(h)	738
2,420,000	Venezuela Government International Bond, 7.00%, 3/31/38 (g)(h)	393
7,789,000	Venezuela Government International Bond, 7.65%, 4/21/25 (g)(h)	1,266
4,020,000	Venezuela Government International Bond, 7.75%, 10/13/19 (g)(h)	653
9,060,000	Venezuela Government International Bond, 9.25%, 9/15/27 (g)(h)	1,472

		7,142

Virgin Islands (British) (USD) (2%)
24,600,000	1MDB Global Investments Ltd., 4.40%, 3/09/23 (c)	23,795
1,460,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 3.50%, 5/03/26 (a)	1,512

		25,307

Zambia (USD) (0%)
3,045,000	Zambia Government International Bond 144A, 5.38%, 9/20/22 (a)	2,153
3,060,000	Zambia Government International Bond 144A, 8.97%, 7/30/27 (a)	2,205

		4,358

Total Bonds (Cost - $1,019,731)		1,042,536

Principal or Shares	Security Description	Value (000)
Investment Company (2%)
27,107,817	Payden Cash Reserves Money Market Fund * (Cost - $27,108)	$27,108

Total Investments (Cost - $1,046,839) (100%)		1,069,644
Liabilities in excess of Other Assets (0%)		(2,935)

Net Assets (100%)		$1,066,709

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
It has been deemed liquid under guidelines approved by the Board.
(b)	Perpetual security with no stated maturity date.
(c)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)

All or a portion of these securities are on loan. At July 31, 2019, the total market value of the Fund’s securities on loan is $9,551 and the total market value of the collateral held by the Fund is $9,921. Amounts in 000s.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Yield to maturity at time of purchase.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Non-income producing security.

79 Payden Mutual Funds

Payden Emerging Markets Bond Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
BRL 38,000	USD 9,845	HSBC Bank USA, N.A.	08/15/2019	$103
INR 251,220	USD 3,621	HSBC Bank USA, N.A.	09/24/2019	10
USD 5,103	HUF 1,431,100	Barclays Bank PLC	09/16/2019	232
USD 10,313	PLN 39,005	Barclays Bank PLC	09/26/2019	236
USD 15,754	KRW 18,575,000	Barclays Bank PLC	09/30/2019	23
USD 13,300	CLP 9,089,600	HSBC Bank USA, N.A.	08/13/2019	388
USD 7,446	EUR 6,565	HSBC Bank USA, N.A.	10/17/2019	132

				1,124

Liabilities:
CLP 1,814,800	USD 2,651	HSBC Bank USA, N.A.	08/13/2019	(73)
COP 17,024,000	USD 5,215	HSBC Bank USA, N.A.	09/20/2019	(43)
MXN 149,870	USD 7,762	HSBC Bank USA, N.A.	09/18/2019	(5)
MYR 43,741	USD 10,634	Barclays Bank PLC	10/29/2019	(53)
PEN 16,153	USD 4,892	BNP PARIBAS	10/24/2019	(21)
PLN 39,005	USD 10,291	Barclays Bank PLC	09/26/2019	(214)
USD 12,883	RUB 852,000	Barclays Bank PLC	08/21/2019	(463)
USD 18,091	IDR 259,095,000	Barclays Bank PLC	10/01/2019	(270)
USD 10,614	THB 328,180	Barclays Bank PLC	10/31/2019	(81)
USD 8,756	MXN 170,220	HSBC Bank USA, N.A.	09/18/2019	(54)

				(1,277)

Net Unrealized Appreciation (Depreciation)				$(153)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)

5 Year Interest Rate Swap, Receive Fixed 7.71% Monthly, Pay Variable 8.473% (28-day MXIBTIIE) Monthly	03/20/2024	$ 455,000	$478	$—	$478

Payden Emerging Markets Local Bond Fund

Schedule of Investments - July 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (97%)
Argentina (ARS) (0%)
8,765,600	YPF SA 144A, 16.50%, 5/09/22 ARS (a)	$122

Brazil (BRL) (10%)
955,000	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/26 BRL	953
8,267,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/21 BRL	2,293
31,746,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/23 BRL	9,204
27,610,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/27 BRL	8,401

		20,851

Chile (CLP) (2%)
1,430,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.00%, 3/01/35 CLP	2,510
410,000,000	Bonos de la Tesoreria de la Republica en pesos, 6.00%, 1/01/43 CLP	844
79,000,000	Republic of Chile, 5.50%, 8/05/20 CLP	115

		3,469

Colombia (COP) (8%)
540,000,000	Colombia Government International Bond, 7.75%, 4/14/21 COP	172
939,263,500	Colombian TES, 3.30%, 3/17/27 COP	307
2,700,000,000	Colombian TES, 6.00%, 4/28/28 COP	832
15,401,000,000	Colombian TES, 7.00%, 5/04/22 COP	4,969
4,700,000,000	Colombian TES, 7.50%, 8/26/26 COP	1,594
7,770,000,000	Colombian TES, 7.75%, 9/18/30 COP	2,710
11,649,000,000	Colombian TES, 10.00%, 7/24/24 COP	4,300
900,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 COP (a)	287
1,380,000,000	Empresa de Telecomunicaciones de Bogota 144A, 7.00%, 1/17/23 COP (a)	386
1,245,000,000	Empresas Publicas de Medellin ESP 144A, 7.63%, 9/10/24 COP (a)	394
1,585,000,000	Financiera de Desarrollo Territorial SA Findeter 144A, 7.88%, 8/12/24 COP (a)	519

		16,470

Czech Republic (CZK) (4%)
16,400,000	Czech Republic Government Bond, 0.95%, 5/15/30 CZK (b)	682
22,900,000	Czech Republic Government Bond, 2.40%, 9/17/25 CZK (b)	1,053
39,000,000	Czech Republic Government Bond, 3.85%, 9/29/21 CZK (b)	1,780
88,000,000	Czech Republic Government Bond, 4.70%, 9/12/22 CZK (b)	4,209

		7,724

Dominica Republic (DOP) (2%)
78,400,000	Dominican Republic International Bond 144A, 8.90%, 2/15/23 DOP (a)	1,547
88,900,000	Dominican Republic International Bond 144A, 9.75%, 6/05/26 DOP (a)	1,809

		3,356

Georgia (GEL) (0%)
1,185,000	Bank of Georgia JSC 144A, 11.00%, 6/01/20 GEL (a)	404

Principal or Shares	Security Description	Value (000)
Hungary (HUF) (3%)
190,000,000	Hungary Government Bond, 2.50%, 10/24/24 HUF	$687
140,000,000	Hungary Government Bond, 3.00%, 6/26/24 HUF	518
650,000,000	Hungary Government Bond, 3.00%, 10/27/27 HUF	2,407
187,000,000	Hungary Government Bond, 5.50%, 6/24/25 HUF	780
154,000,000	Hungary Government Bond, 6.00%, 11/24/23 HUF	633
336,610,000	Hungary Government Bond, 7.00%, 6/24/22 HUF	1,348

		6,373

Indonesia (IDR) (5%)
37,750,000,000	Indonesia Treasury Bond, 5.63%, 5/15/23 IDR	2,609
24,700,000,000	Indonesia Treasury Bond, 8.25%, 6/15/32 IDR	1,858
12,926,000,000	Indonesia Treasury Bond, 8.25%, 5/15/36 IDR	970
16,400,000,000	Indonesia Treasury Bond, 8.38%, 3/15/24 IDR	1,247
37,700,000,000	Indonesia Treasury Bond, 8.38%, 9/15/26 IDR	2,877
4,500,000,000	Indonesia Treasury Bond, 8.38%, 3/15/34 IDR	342
21,440,000,000	Wijaya Karya Persero Tbk PT 144A, 7.70%, 1/31/21 IDR (a)	1,481

		11,384

Kazakhstan (KZT) (1%)
620,000,000	Development Bank of Kazakhstan JSC 144A, 8.95%, 5/04/23 KZT (a)	1,574

Luxembourg (BRL) (1%)
6,650,000	Swiss Insured Brazil Power Finance Sarl 144A, 9.85%, 7/16/32 BRL (a)	1,956

Malaysia (MYR) (4%)
6,510,000	Malaysia Government Bond, 3.89%, 3/15/27 MYR	1,608
7,100,000	Malaysia Government Bond, 3.90%, 11/16/27 MYR	1,753
1,905,000	Malaysia Government Bond, 4.18%, 7/15/24 MYR	477
18,255,000	Malaysia Government Bond, 4.39%, 4/15/26 MYR	4,641

		8,479

Mexico (MXN) (7%)
72,300	America Movil SAB de CV, 6.45%, 12/05/22 MXN	359
10,700,000	Comision Federal de Electricidad, 7.35%, 11/25/25 MXN	494
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN	272
37,200,000	Mexican Bonos, 6.50%, 6/09/22 MXN	1,903
38,900,000	Mexican Bonos, 7.75%, 5/29/31 MXN	2,054
18,220,000	Mexican Bonos, 7.75%, 11/23/34 MXN	956
29,220,000	Mexican Bonos, 7.75%, 11/13/42 MXN	1,501
33,800,000	Mexican Bonos, 8.50%, 5/31/29 MXN	1,884
80,000,000	Mexican Bonos, 8.50%, 11/18/38 MXN	4,442
16,000,000	Mexican Bonos, 10.00%, 12/05/24 MXN	935
9,200,000	Petroleos Mexicanos, 7.19%, 9/12/24 MXN	400
16,240,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 MXN (a)	809

		16,009

81 Payden Mutual Funds

Payden Emerging Markets Local Bond Fund continued

Principal or Shares	Security Description	Value (000)
Peru (PEN) (5%)
3,000,000	Banco de Credito del Peru 144A, 4.85%, 10/30/20 PEN (a)	$917
4,930,000	Peru Government Bond 144A, 5.40%, 8/12/34 PEN (a)(b)	1,594
4,410,000	Peru Government Bond 144A, 5.94%, 2/12/29 PEN (a)(b)	1,493
10,910,000	Peru Government Bond 144A, 6.15%, 8/12/32 PEN (a)(b)	3,755
2,390,000	Republic of Peru 144A, 5.70%, 8/12/24 PEN (a)	799
3,405,000	Republic of Peru 144A, 6.35%, 8/12/28 PEN (a)	1,182
500,000	Republic of Peru 144A, 6.90%, 8/12/37 PEN (a)	185
4,030,000	Republic of Peru 144A, 6.95%, 8/12/31 PEN (a)	1,476
1,026,000	Republic of Peru 144A, 8.20%, 8/12/26 PEN (a)	390

		11,791

Philippines (PHP) (0%)
17,000,000	Philippine Government International Bond, 6.25%, 1/14/36 PHP	391

Poland (PLN) (8%)
3,920,000	Republic of Poland Government Bond, 2.50%, 4/25/24 PLN	1,043
37,430,000	Republic of Poland Government Bond, 2.75%, 4/25/28 PLN	10,149
8,300,000	Republic of Poland Government Bond, 3.25%, 7/25/25 PLN	2,296
5,490,000	Republic of Poland Government Bond, 4.00%, 10/25/23 PLN	1,543
7,100,000	Republic of Poland Government Bond, 5.75%, 9/23/22 PLN	2,058

		17,089

Romania (RON) (1%)
4,700,000	Romania Government Bond, 5.80%, 7/26/27 RON	1,222

Russian Federation (RUB) (8%)
155,600,000	Russian Federal Bond - OFZ, 7.00%, 1/25/23 RUB	2,450
344,375,000	Russian Federal Bond - OFZ, 7.05%, 1/19/28 RUB	5,405
31,220,000	Russian Federal Bond - OFZ, 7.60%, 4/14/21 RUB	497
89,000,000	Russian Federal Bond - OFZ, 7.70%, 3/23/33 RUB	1,440
452,770,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27 RUB	7,555

		17,347

South Africa (ZAR) (9%)
29,510,000	Republic of South Africa Government Bond, 6.50%, 2/28/41 ZAR	1,442
52,000,000	Republic of South Africa Government Bond, 8.25%, 3/31/32 ZAR	3,335
86,900,000	Republic of South Africa Government Bond, 8.50%, 1/31/37 ZAR	5,441
76,000,000	Republic of South Africa Government Bond, 8.75%, 1/31/44 ZAR	4,733
16,200,000	Republic of South Africa Government Bond, 8.75%, 2/28/48 ZAR	1,002

Principal or Shares	Security Description	Value (000)
32,000,000	Republic of South Africa Government Bond, 8.88%, 2/28/35 ZAR	$2,095
5,460,000	Republic of South Africa Government Bond, 10.50%, 12/21/26 ZAR	426
11,200,000	Transnet SOC Ltd. 144A, 9.50%, 5/13/21 ZAR (a)	794

		19,268

Thailand (THB) (4%)
88,500,000	Thailand Government Bond, 3.40%, 6/17/36 THB	3,435
170,000	Thailand Government Bond, 3.65%, 12/17/21 THB	6
138,800,000	Thailand Government Bond, 4.88%, 6/22/29 THB	5,741

		9,182

Turkey (TRY) (3%)
3,393,407	Turkey Government Bond, 3.00%, 2/23/22 TRY	593
7,200,000	Turkey Government Bond, 7.10%, 3/08/23 TRY	1,006
13,250,000	Turkey Government Bond, 8.80%, 9/27/23 TRY	1,914
3,070,000	Turkey Government Bond, 9.00%, 7/24/24 TRY	438
15,540,000	Turkey Government Bond, 11.00%, 3/02/22 TRY	2,534

		6,485

Ukraine (UAH) (0%)
27,000,000	Ukraine Government Bond, 16.42%, 11/17/21 UAH	1,074

United Kingdom (IDR) (3%)
59,000,000,000	Standard Chartered Bank (Indonesia Government Bond) 144A, 8.25%, 5/19/36 IDR (a)	4,427
17,200,000,000	Standard Chartered Bank/Singapore (Indonesia Treasury Bond) 144A, 8.38%, 3/17/34 IDR (a)	1,306

		5,733

United Kingdom (INR) (1%)
55,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.59%, 1/13/26 INR (a)	839
85,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.61%, 5/13/30 INR (a)(c)	1,312
13,000,000	Standard Chartered Bank/Singapore (India Government Bond), 9.34%, 8/27/24 INR (b)	203

		2,354

United Kingdom (LKR) (0%)
160,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 10.75%, 3/03/21 LKR (a)	935

United Kingdom (NGN) (1%)
430,000,000	HSBC Bank PLC (Federal Republic of Nigeria) 144A, 13.12%, 3/09/20 NGN (a)(d)	1,117

United States (GHS) (0%)
6,000,000	Citigroup Global Markets Holdings Inc. (Federal Republic of Ghana), 19.00%, 11/04/26 GHS	1,115

United States (IDR) (5%)
5,500,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.38%, 3/19/24 IDR (a)	418

82

Principal or Shares	Security Description	Value (000)
21,740,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.38%, 9/17/26 IDR (a)	$1,659
32,200,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.38%, 3/17/34 IDR (a)	2,446
10,000,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.75%, 5/19/31 IDR (a)	783
49,194,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 9.50%, 7/17/31 IDR (a)	4,056
4,000,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 11.00%, 9/17/25 IDR (a)	344

		9,706

United States (UAH) (1%)
56,000,000	Citigroup Global Markets Holdings Inc. (Republic of Ukraine) 144A, 13.41%, 10/17/22 UAH (a)	2,235
9,400,000	Citigroup Global Markets Holdings Inc. (Republic of Ukraine) 144A, 17.20%, 9/09/19 UAH (a)(d)	369

		2,604

Uruguay (UYU) (1%)
10,970,000	Uruguay Government International Bond 144A, 8.50%, 3/15/28 UYU (a)	289
55,700,000	Uruguay Government International Bond 144A, 9.88%, 6/20/22 UYU (a)	1,648

		1,937

Total Bonds (Cost - $215,299)		207,521

Investment Company (1%)
3,254,353	Payden Cash Reserves Money Market Fund *
	(Cost - $3,254)	3,254

Total Investments (Cost - $218,553) (98%)		210,775
Other Assets, net of Liabilities (2%)		3,707

Net Assets (100%)		$214,482

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Yield to maturity at time of purchase.

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
5 Year Interest Rate Swap, Receive Fixed 7.71% Monthly, Pay Variable 8.473% (28-day MXIBTIIE) Monthly	03/20/2024	$100,000	$105	$—	$105

83    Payden Mutual Funds

Payden Emerging Markets Local Bond Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
ARS 86,400	USD 1,546	BNP PARIBAS	08/30/2019	$338
BRL 19,895	USD 4,993	HSBC Bank USA, N.A.	08/15/2019	215
IDR 15,408,000	USD 1,054	Barclays Bank PLC	08/26/2019	42
IDR 14,946,000	USD 1,049	Barclays Bank PLC	10/01/2019	11
INR 58,060	USD 837	HSBC Bank USA, N.A.	09/24/2019	2
MXN 107,550	USD 5,546	HSBC Bank USA, N.A.	09/18/2019	20
RUB 173,280	USD 2,690	Barclays Bank PLC	08/21/2019	24
THB 162,770	USD 5,264	Barclays Bank PLC	10/31/2019	40
TRY 11,020	USD 1,717	Barclays Bank PLC	08/26/2019	236
USD 3,214	KRW 3,705,000	Barclays Bank PLC	09/30/2019	77
USD 2,528	CLP 1,726,200	HSBC Bank USA, N.A.	08/13/2019	75

				1,080

Liabilities:
CLP 2,912,400	USD 4,255	HSBC Bank USA, N.A.	08/13/2019	(118)
COP 537,000	USD 165	HSBC Bank USA, N.A.	09/20/2019	(1)
CZK 119,140	USD 5,198	BNP PARIBAS	08/28/2019	(66)
HUF 770,300	USD 2,725	Barclays Bank PLC	09/16/2019	(103)
MYR 26,382	USD 6,414	Barclays Bank PLC	10/29/2019	(32)
PEN 7,024	USD 2,127	BNP PARIBAS	10/24/2019	(9)
PLN 4,352	USD 1,151	Barclays Bank PLC	09/26/2019	(26)
RON 7,577	USD 1,798	Barclays Bank PLC	09/30/2019	(25)
USD 3,312	RUB 219,040	Barclays Bank PLC	08/21/2019	(119)
USD 1,702	TRY 11,020	Barclays Bank PLC	08/26/2019	(251)
USD 5,419	IDR 77,610,000	Barclays Bank PLC	10/01/2019	(81)
USD 366	PHP 19,400	HSBC Bank USA, N.A.	08/19/2019	(15)
USD 389	TRY 2,271	HSBC Bank USA, N.A.	08/26/2019	(13)
USD 1,089	EGP 18,630	HSBC Bank USA, N.A.	09/12/2019	(25)
USD 363	MXN 7,060	HSBC Bank USA, N.A.	09/18/2019	(2)

				(886)

Net Unrealized Appreciation (Depreciation)				$194

84

Payden Emerging Markets Corporate Bond Fund

Schedule of Investments - July 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (97%)
Argentina (ARS) (0%)
2,000,000	YPF SA 144A, 16.50%, 5/09/22 ARS (a)	$28

Argentina (USD) (3%)
240,000	Argentine Republic Government International Bond, 5.63%, 1/26/22	207
230,000	Capex SA 144A, 6.88%, 5/15/24 (a)	209
225,000	Pampa Energia SA 144A, 7.38%, 7/21/23 (a)	224
255,000	Provincia de Buenos Aires/Argentina 144A, 6.50%, 2/15/23 (a)	211
280,000	Rio Energy SA/UGEN SA/UENSA SA 144A, 6.88%, 2/01/25 (a)	210
385,000	Transportadora de Gas del Sur SA 144A, 6.75%, 5/02/25 (a)	363

		1,424

Austria (USD) (1%)
210,000	JBS Investments II GmbH 144A, 5.75%, 1/15/28 (a)	214
220,000	JBS Investments II GmbH 144A, 7.00%, 1/15/26 (a)	236

		450

Bermuda (USD) (4%)
200,000	CBQ Finance Ltd. 144A, 7.50%, 11/18/19 (a)	203
105,000	Digicel Group One Ltd. 144A, 8.25%, 12/30/22 (a)	65
100,000	Digicel Group Two Ltd. 144A, 8.25%, 9/30/22 (a)	21
710,000	Geopark Ltd. 144A, 6.50%, 9/21/24 (a)	741
200,000	Ooredoo International Finance Ltd. 144A, 5.00%, 10/19/25 (a)	223
285,000	Tengizchevroil Finance Co. International Ltd. 144A, 4.00%, 8/15/26 (a)	292

		1,545

Brazil (USD) (3%)
200,000	Banco BTG Pactual SA/Cayman Islands 144A, 5.75%, 9/28/22 (a)	207
220,000	Banco do Brasil SA/Cayman 144A, 4.75%, 3/20/24 (a)	231
200,000	JBS USA LUX SA/JBS USA Finance Inc. 144A, 6.75%, 2/15/28 (a)	216
200,000	Oi SA, 10.00%, 7/27/25	203
660,136	USJ Acucar e Alcool SA 144A, 10.50%, 11/09/23 (a)	584

		1,441

Canada (USD) (4%)
420,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	448
254,000	First Quantum Minerals Ltd. 144A, 7.00%, 2/15/21 (a)	257
225,000	First Quantum Minerals Ltd. 144A, 7.25%, 5/15/22 (a)(b)	227
215,000	First Quantum Minerals Ltd. 144A, 7.25%, 4/01/23 (a)	214
200,000	St Marys Cement Inc. Canada 144A, 5.75%, 1/28/27 (a)	222

Principal or Shares	Security Description	Value (000)

439,615	Stoneway Capital Corp. 144A, 10.00%, 3/01/27 (a)	$408

		1,776

Cayman Islands (USD) (8%)
237,000	Baidu Inc., 3.50%, 11/28/22	242
200,000	Bioceanico Sovereign Certificate Ltd. 144A, 3.03%, 6/05/34 (a)(c)	138
295,000	Braskem Finance Ltd. 144A, 5.38%, 5/02/22 (a)	310
220,000	Braskem Finance Ltd. 144A, 7.38%, (a)(d)	225
610,000	Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 4/10/22 (e)	625
200,000	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 144A, 7.13%, 7/31/26 (a)	205
200,000	Industrial Senior Trust 144A, 5.50%, 11/01/22 (a)	205
405,000	Kaisa Group Holdings Ltd., 7.25%, 6/30/20 (e)	406
225,000	MAF Global Securities Ltd., (5 yr. Swap Semi 30/360 USD + 3.476%) 5.50%, (d)(e)(f)	226
210,000	Melco Resorts Finance Ltd., 4.88%, 6/06/25 (e)	212
98,900	Odebrecht Oil & Gas Finance Ltd. 144A, 0.00%, (a)(d)	2
280,000	Saudi Electricity Global Sukuk Co. 2 144A, 5.06%, 4/08/43 (a)	307
220,000	Saudi Electricity Global Sukuk Co. 4, 4.72%, 9/27/28 (e)	243

		3,346

Chile (USD) (1%)
217,375	Empresa Electrica Angamos SA 144A, 4.88%, 5/25/29 (a)	229
367,989	Latam Airlines 2015-1 Pass-Through Trust B, 4.50%, 11/15/23	366

		595

Colombia (USD) (3%)
215,000	Banco de Bogota SA 144A, 4.38%, 8/03/27 (a)	223
215,000	Banco de Bogota SA 144A, 6.25%, 5/12/26 (a)	240
119,000	Ecopetrol SA, 5.88%, 5/28/45	134
400,000	Grupo de Inversiones Suramericana SA 144A, 5.50%, 4/29/26 (a)(b)	442
405,000	Oleoducto Central SA 144A, 4.00%, 5/07/21 (a)	414

		1,453

Egypt (USD) (1%)
200,000	Egypt Government International Bond 144A, 5.88%, 6/11/25 (a)	208

France (USD) (1%)
320,000	Altice France SA/France 144A, 8.13%, 2/01/27 (a)	349

Georgia (USD) (1%)
200,000	Silknet JSC, 11.00%, 4/02/24 (e)	214
210,000	TBC Bank JSC 144A, 5.75%, 6/19/24 (a)	212

		426

Ghana (USD) (1%)
200,000	Ghana Government International Bond 144A, 7.88%, 8/07/23 (a)	219
220,000	Ghana Government International Bond 144A, 8.95%, 3/26/51 (a)	228

		447

85 Payden Mutual Funds

Payden Emerging Markets Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
India (USD) (3%)
305,000	Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy 144A, 6.25%, 12/10/24 (a)	$314
285,000	Adani Transmission Ltd. 144A, 4.00%, 8/03/26 (a)	290
430,000	GMR Hyderabad International Airport Ltd. 144A, 4.25%, 10/27/27 (a)	399
200,000	IDBI Bank Ltd/GIFT-IFC, 4.13%, 4/23/20 (e)	201
220,000	Shriram Transport Finance Co. Ltd. 144A, 5.95%, 10/24/22 (a)	225

		1,429

Indonesia (USD) (1%)
200,000	Indonesia Asahan Aluminium Persero PT 144A, 6.53%, 11/15/28 (a)	241
200,000	Pertamina Persero PT 144A, 4.70%, 7/30/49 (a)	199

		440

Ireland (USD) (2%)
200,000	C&W Senior Financing DAC 144A, 6.88%, 9/15/27 (a)	210
400,000	C&W Senior Financing DAC 144A, 7.50%, 10/15/26 (a)	428
210,000	Phosagro OAO via Phosagro Bond Funding DAC 144A, 3.95%, 11/03/21 (a)	214

		852

Israel (USD) (1%)
265,000	Israel Electric Corp. Ltd. 144A, 6.88%, 6/21/23 (a)	301

Ivory Coast (USD) (1%)
210,000	Ivory Coast Government International Bond 144A, 6.38%, 3/03/28 (a)	211

Jersey (USD) (1%)
435,000	Petropavlovsk 2016 Ltd., 8.13%, 11/14/22 (e)	413

Kazakhstan (KZT) (0%)
70,000,000	Development Bank of Kazakhstan JSC 144A, 8.95%, 5/04/23 KZT (a)	178

Luxembourg (USD) (4%)
500,000	Adecoagro SA 144A, 6.00%, 9/21/27 (a)	480
210,000	CSN Resources SA 144A, 6.50%, 7/21/20 (a)	216
400,000	Gazprom OAO Via Gaz Capital SA 144A, 4.95%, 3/23/27 (a)	425
205,000	Millicom International Cellular SA 144A, 5.13%, 1/15/28 (a)	211
220,000	Minerva Luxembourg SA 144A, 6.50%, 9/20/26 (a)	225
200,000	Ultrapar International SA 144A, 5.25%, 6/06/29 (a)	211

		1,768

Mexico (USD) (7%)
210,000	Banco Mercantil del Norte SA/Grand Cayman 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.447%) 5.75%, 10/04/31 (a)(f)	207
205,000	BBVA Bancomer SA/Texas 144A, 6.75%, 9/30/22 (a)	221
200,000	BBVA Bancomer SA/Texas 144A, 7.25%, 4/22/20 (a)	206

Principal or Shares	Security Description	Value (000)

195,000	Cometa Energia SA de CV 144A, 6.38%, 4/24/35 (a)	$204
455,000	Cydsa SAB de CV 144A, 6.25%, 10/04/27 (a)	459
462,378	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	483
280,000	Infraestructura Energetica Nova SAB de CV 144A, 4.88%, 1/14/48 (a)	242
400,000	Mexichem SAB de CV 144A, 4.88%, 9/19/22 (a)	420
215,000	Mexico City Airport Trust 144A, 3.88%, 4/30/28 (a)	208
235,343	Mexico Generadora de Energia S de rl 144A, 5.50%, 12/06/32 (a)	255

		2,905

Morocco (USD) (1%)
225,000	OCP SA 144A, 6.88%, 4/25/44 (a)	271

Netherlands (USD) (12%)
510,000	Embraer Netherlands Finance BV, 5.40%, 2/01/27	570
235,000	Equate Petrochemical BV 144A, 3.00%, 3/03/22 (a)	236
210,000	Greenko Dutch BV 144A, 5.25%, 7/24/24 (a)	211
435,000	Minejesa Capital BV 144A, 5.63%, 8/10/37 (a)	469
500,000	Myriad International Holdings BV 144A, 5.50%, 7/21/25 (a)	555
555,000	Petrobras Global Finance BV, 4.38%, 5/20/23	577
220,000	Petrobras Global Finance BV, 6.00%, 1/27/28	240
390,000	Petrobras Global Finance BV, 7.38%, 1/17/27	462
420,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	390
1,135,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/01/28 (b)	1,020
325,000	VTR Finance BV 144A, 6.88%, 1/15/24 (a)	337

		5,067

Nigeria (USD) (1%)
216,000	Nigeria Government International Bond 144A, 6.50%, 11/28/27 (a)	222
230,000	Nigeria Government International Bond 144A, 7.63%, 11/21/25 (a)	256

		478

Panama (USD) (1%)
210,000	Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. 144A, 8.38%, 5/10/20 (a)	202
200,000	Banco General SA 144A, 4.13%, 8/07/27 (a)	206

		408

Peru (PEN) (0%)
300,000	Peru Government Bond 144A, 6.15%, 8/12/32 PEN (a)(e)	103

Peru (USD) (5%)
196,800	ABY Transmision Sur SA 144A, 6.88%, 4/30/43 (a)	238
210,000	Banco de Credito del Peru/Panama 144A, (3 mo. LIBOR USD + 7.043%) 6.13%, 4/24/27 (a)(f)	226
385,000	Banco Internacional del Peru SAA Interbank 144A, (3 mo. LIBOR USD + 5.760%) 6.63%, 3/19/29 (a)(f)	436

86

Principal or Shares	Security Description	Value (000)

390,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 144A, 6.38%, 6/01/28 (a)	$440
220,000	Peru LNG Srl 144A, 5.38%, 3/22/30 (a)	241
200,000	SAN Miguel Industrias Pet SA 144A, 4.50%, 9/18/22 (a)	203
420,000	Scotiabank Peru SAA 144A, (3 mo. LIBOR USD + 3.856%) 4.50%, 12/13/27 (a)(f)	437

		2,221

Qatar (USD) (1%)
300,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 3 144A, 5.84%, 9/30/27 (a)	343

Saint Lucia (USD) (1%)
220,000	Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. 144A, 8.75%, 5/25/24 (a)	208

Saudi Arabia (USD) (1%)
200,000	Saudi Arabian Oil Co. 144A, 4.25%, 4/16/39 (a)	209

Singapore (USD) (1%)
240,000	BOC Aviation Ltd. 144A, 2.75%, 9/18/22 (a)	239
200,000	Marble II Pte Ltd. 144A, 5.30%, 6/20/22 (a)	202

		441

Sri Lanka (USD) (1%)
230,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22 (a)	233
220,000	Sri Lanka Government International Bond 144A, 6.20%, 5/11/27 (a)	212

		445

Thailand (USD) (1%)
200,000	Krung Thai Bank PCL/Cayman Islands, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.535%) 5.20%, 12/26/24 (e)(f)	201

Turkey (USD) (3%)
450,000	Akbank T.A.S. 144A, 5.00%, 10/24/22 (a)	440
550,000	Turkiye Garanti Bankasi AS 144A, 5.25%, 9/13/22 (a)	543
210,000	Turkiye Is Bankasi 144A, 5.50%, 4/21/22 (a)	205
220,000	Turkiye Sise ve Cam Fabrikalari AS 144A, 6.95%, 3/14/26 (a)	223

		1,411

Ukraine (USD) (1%)
215,000	Ukraine Government International Bond 144A, 7.75%, 9/01/21 (a)	225
305,000	Ukraine Government International Bond 144A, 9.75%, 11/01/28 (a)	357

		582

United Arab Emirates (USD) (3%)
220,000	Abu Dhabi National Energy Co. PJSC 144A, 3.63%, 6/22/21 (a)	224
325,000	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	349
200,000	DP World Ltd. 144A, 6.85%, 7/02/37 (a)	255
280,000	Emirates Semb Corp. Water & Power Co. PJSC 144A, 4.45%, 8/01/35 (a)	296
200,000	Ruwais Power Co. PJSC 144A, 6.00%, 8/31/36 (a)	245

		1,369

Principal or Shares	Security Description	Value (000)
United Kingdom (NGN) (1%)
90,000,000	HSBC Bank PLC (Federal Republic of Nigeria) 144A, 13.12%, 3/09/20 NGN (a)(c)	$ 234

United Kingdom (USD) (1%)
550,000	MARB BondCo PLC 144A, 6.88%, 1/19/25 (a)	565

United States (IDR) (1%)
4,300,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 5.63%, 5/17/23 IDR (a)	297

United States (USD) (8%)
215,270	Albertson’s LLC Term Loan B5 1L, (LIBOR USD 1-Month + 3.000%) 5.31%, 12/21/22 (g)	216
230,000	Antero Resources Corp., 5.00%, 3/01/25 (b)	207
445,000	California Resources Corp., 5.00%, 1/15/20	432
220,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.150%) 4.42%, 10/25/30 (f)	222
140,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%) 4.47%, 8/25/30 (f)	141
215,000	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%) 4.92%, 1/25/49 (a)(f)	219
215,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.300%) 4.57%, 9/25/30 (f)	217
210,000	HCA Inc., 5.38%, 9/01/26	228
215,000	JC Penney Corp. Inc., 8.13%, 10/01/19	214
220,000	Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a)	222
285,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%) 6.02%, 4/25/43 (a)(f)	298
350,000	Tacala Investment Corp. Term Loan 2L, (LIBOR USD 1-Month + 7.000%) 9.23%, 1/30/26 (g)	353
403,000	Terraform Global Operating LLC 144A, 6.13%, 3/01/26 (a)	410

		3,379

Virgin Islands (British) (USD) (2%)
300,000	Sinopec Group Overseas Development 2015 Ltd. 144A, 2.50%, 4/28/20 (a)	300
215,000	Studio City Co. Ltd. 144A, 5.88%, 11/30/19 (a)	217
200,000	Studio City Co. Ltd. 144A, 7.25%, 11/30/21 (a)	206

		723

Total Bonds (Cost - $39,871)		40,940

Investment Company (6%)
2,518,247	Payden Cash Reserves Money Market Fund * (Cost - $2,518)	2,518

Total Investments (Cost - $42,389) (103%)		43,458
Liabilities in excess of Other Assets (-3%)		(1,209)

Net Assets (100%)		$ 42,249

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

All or a portion of these securities are on loan. At July 31, 2019, the total market value of the Fund’s securities on loan is $1,863 and the total market value of the collateral held by the Fund is $1,939. Amounts in 000s.

(c)	Yield to maturity at time of purchase.
(d)	Perpetual security with no stated maturity date.
(e)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

87 Payden Mutual Funds

Payden Emerging Markets Corporate Bond Fund continued

(f)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019.
(g)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019. The stated maturity is subject to prepayments.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
BRL 3,147	USD 793	HSBC Bank USA, N.A.	08/15/2019	$30
IDR 3,287,000	USD 225	Barclays Bank PLC	08/26/2019	9
USD 633	KRW 746,000	Barclays Bank PLC	09/30/2019	1
USD 629	CLP 431,000	HSBC Bank USA, N.A.	08/13/2019	17

				57

Liabilities:
CLP 145,800	USD 213	HSBC Bank USA, N.A.	08/13/2019	(6)
COP 334,000	USD 102	HSBC Bank USA, N.A.	09/20/2019	(1)
MXN 3,940	USD 204	HSBC Bank USA, N.A.	09/18/2019	—
PEN 1,024	USD 310	BNP PARIBAS	10/24/2019	(1)
USD 519	IDR 7,438,000	Barclays Bank PLC	10/01/2019	(8)
USD 203	MXN 3,940	HSBC Bank USA, N.A.	09/18/2019	(1)

				(17)

Net Unrealized Appreciation (Depreciation)				$40

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
5 Year Interest Rate Swap, Receive Fixed 7.74% Monthly, Pay Variable 8.473% (28-day MXIBTIIE) Monthly	04/04/2024	$22,000	$25	$—	$25

Payden Equity Income Fund

  Schedule of Investments - July 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Stocks (95%)
Common Stock (80%)
Communication Services (3%)
417,900	AT&T Inc.	$14,230
580,300	Verizon Communications Inc.	32,073

		46,303

Consumer Discretionary (5%)
76,500	Home Depot Inc.	16,347
133,200	McDonald’s Corp.	28,068
246,100	Starbucks Corp.	23,303

		67,718

Consumer Staples (9%)
202,400	Altria Group Inc.	9,527
103,400	Costco Wholesale Corp.	28,500
417,400	General Mills Inc.	22,168
216,500	PepsiCo Inc.	27,671
349,700	Philip Morris International Inc.	29,238

		117,104
Energy (9%)
987,900	Kinder Morgan Inc.	20,370
195,100	ONEOK Inc.	13,673
231,800	Phillips 66	23,773
462,700	Targa Resources Corp.	18,004
246,200	Valero Energy Corp.	20,989
670,700	Williams Companies Inc.	16,526

		113,335

Financials (14%)
103,700	Allianz SE	24,153
897,600	Bank of America Corp.	27,538
212,000	Citigroup Inc.	15,086
93,700	Goldman Sachs Group Inc.	20,626
335,100	JPMorgan Chase & Co.	38,872
280,600	MetLife Inc.	13,867
582,800	Morgan Stanley	25,970
432,700	US. Bancorp	24,729

		190,841
Healthcare (13%)
422,600	CVS Health Corp.	23,611
234,600	Eli Lilly & Co.	25,560
607,200	GlaxoSmithKline PLC	12,572
184,900	Johnson & Johnson	24,078
205,900	Medtronic PLC	20,989
436,100	Merck & Co. Inc.	36,192
773,200	Pfizer Inc.	30,031

		173,033

Industrials (7%)
32,100	Boeing Co.	10,952
482,700	Delta Air Lines Inc.	29,464
96,400	Lockheed Martin Corp.	34,913
179,200	Waste Management Inc.	20,966

		96,295
Materials (1%)
184,800	DuPont de Nemours Inc.	13,335

Technology (14%)
562,500	Cisco Systems Inc.	31,163
362,800	Intel Corp.	18,340
235,500	Maxim Integrated Products Inc.	13,939
282,500	Microsoft Corp.	38,496
198,300	NXP Semiconductors NV	20,502
278,400	Paychex Inc.	23,121
375,000	QUALCOMM Inc.	27,435

Principal or Shares	Security Description	Value (000)

118,000	Texas Instruments Inc.	$14,751

		187,747

Utilities (5%)
252,000	American Electric Power Co. Inc.	22,128
158,300	Consolidated Edison Inc.	13,449
113,500	DTE Energy Co.	14,427
148,900	Duke Energy Corp.	12,913

		62,917

Total Common Stock		1,068,628

Master Limited Partnership (6%)
1,287,808	Energy Transfer LP	18,519
1,130,500	Enterprise Products Partners LP	34,039
379,100	Magellan Midstream Partners LP	25,074

Total Master Limited Partnership		77,632

Preferred Stock (2%)
123,800	Air Lease Corp., 6.15%	3,331
95,700	Bank of America Corp., 6.625%	2,423
208,000	Goldman Sachs Group Inc., 5.50%	5,423
150,400	Spire Inc., 5.90%	4,154
128,000	Synovus Financial Corp., 5.875%	3,308
110,900	US Bancorp, 6.50%	2,996

Total Preferred Stock		21,635

Real Estate Investment Trust (7%)
100,000	Alexandria Real Estate Equities Inc.	14,636
69,000	AvalonBay Communities Inc.	14,406
111,300	Crown Castle International Corp.	14,832
192,800	Digital Realty Trust Inc.	22,049
189,900	Prologis Inc.	15,308
83,600	Simon Property Group Inc.	13,560

Total Real Estate Investment Trust		94,791

Total Stocks (Cost - $1,022,989)		1,262,686

Corporate Bonds (3%)
6,050,000	CenterPoint Energy Inc., (3 mo. LIBOR USD + 3.270%) 6.13% (a)(b)	6,312
1,956,000	CIT Group Inc., (3 mo. LIBOR USD + 3.972%) 5.80% (a)(b)(c)	1,991
6,000,000	Citigroup Inc., (3 mo. LIBOR USD + 3.423%) 6.30% (a)(b)	6,357
6,100,000	Citizens Financial Group Inc., (3 mo. LIBOR USD + 3.003%) 6.00% (a)(b)	6,201
6,000,000	Citizens Financial Group Inc., (3 mo. LIBOR USD + 3.157%) 6.38% (a)(b)	6,228
6,000,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 3.436%) 6.50% (a)(b)	5,839
4,414,000	Huntington Bancshares Inc., (3 mo. LIBOR USD + 2.880%) 5.70% (a)(b)	4,456
6,680,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 3.380%) 5.00% (a)(b)	6,755
2,800,000	Land O’ Lakes Inc. 144A, 7.00% (a)(d)	2,662

Total Corporate Bonds (Cost - $45,606)		46,801

Investment Company (2%)
22,542,617	Payden Cash Reserves Money Market Fund * (Cost - $22,543)	22,543

Total Investments (Cost - $1,091,138) (100%)		1,332,030
Other Assets, net of Liabilities (0%)		4,008

Net Assets (100%)		$1,336,038

89 Payden Mutual Funds

Payden Equity Income Fund continued

*	Affiliated investment
(a)	Perpetual security with no stated maturity date.
(b)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019.
(c)	All or a portion of these securities are on loan. At July 31, 2019, the total market value of the Fund’s securities on loan is $281 and the total market value of the collateral held by the Fund is $290. Amounts in 000s.

(d)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (000s)

Assets:
USD 26,065	EUR 23,200	Citibank, N.A.	08/08/2019	$366
USD 12,654	GBP 10,140	HSBC Bank USA, N.A.	08/08/2019	317

Net Unrealized Appreciation				$683

Payden / Kravitz Cash Balance Plan Fund

Schedule of Investments - July 31, 2019 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (20%)
370,000	Barings CLO Ltd. 2016-II 144A, (3 mo. LIBOR USD + 3.250%), 5.53%, 7/20/28 (a)(b)	$370
1,050,000	Blackrock European CLO III DAC 144A, (3 mo. EURIBOR + 0.850%), 0.85%, 4/15/30 EUR (a)(b)(c)	1,163
250,000	Blackrock European CLO IV DAC 144A, (3 mo. EURIBOR + 1.300%), 1.30%, 7/15/30 EUR (a)(b)(c)	276
350,000	Blackrock European CLO IV DAC 144A, (3 mo. EURIBOR + 2.650%), 2.65%, 7/15/30 EUR (a)(b)(c)	379
500,000	BlueMountain CLO 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 2.750%), 5.05%, 7/18/27 (a)(b)	487
850,000	BlueMountain Fuji U.S. CLO I Ltd., (3 mo. LIBOR USD + 1.700%), 3.98%, 7/20/29 (a)(d)	848
850,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 3.63%, 9/15/35 (a)(b)	852
700,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 3.93%, 9/15/35 (a)(b)	704
550,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.100%), 4.43%, 9/15/35 (a)(b)	554
500,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.750%), 5.08%, 9/15/35 (a)(b)	504
1,000,000	Carlyle Global Market Strategies Euro CLO 2015-2 DAC 144A, (3 mo. EURIBOR + 0.730%), 0.73%, 9/21/29 EUR (a)(b)(c)	1,113
500,000	Carlyle Global Market Strategies Euro CLO 2015-2 DAC 144A, (3 mo. EURIBOR + 2.700%), 2.70%, 9/21/29 EUR (a)(b)(c)	556
1,000,000	Cedar Funding VI CLO Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 3.88%, 10/20/28 (a)(b)	993
300,000	CIFC Funding 2013-III-R Ltd. 144A, (3 mo. LIBOR USD + 2.900%), 5.18%, 4/24/31 (a)(b)	284
500,000	Clarinda Park CLO DAC 144A, (3 mo. EURIBOR + 3.400%), 3.40%, 11/15/29 EUR (a)(b)(c)	558
350,000	Columbia Cent CLO 27 Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 3.88%, 10/25/28 (a)(b)	347
650,372	CoreVest American Finance 2018-2 Trust 144A, 4.03%, 11/15/52 (b)	683
1,397,160	Countrywide Asset-Backed Certificates, 4.64%, 10/25/46 (e)	1,377
895,500	Driven Brands Funding LLC 144A, 4.64%, 4/20/49 (b)	925
1,100,000	Dryden 36 Senior Loan Fund 144A, (3 mo. LIBOR USD + 1.750%), 4.05%, 4/15/29 (a)(b)	1,100
1,300,000	Dryden 39 Euro CLO 2015 BV 144A, (3 mo. EURIBOR + 0.870%), 0.87%, 10/15/31 EUR (a)(b)(c)	1,440
684,250	FOCUS Brands Funding LLC 144A, 3.86%, 4/30/47 (b)	705
138,811	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2, (1 mo. LIBOR USD + 0.250%), 2.52%, 12/25/35 (a)	138

Principal or Shares	Security Description	Value (000)

400,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 3.63%, 2/22/36 (a)(b)	$403
500,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 3.93%, 2/22/36 (a)(b)	504
800,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%), 3.88%, 9/15/28 (a)(b)	799
350,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.150%), 4.48%, 9/15/28 (a)(b)	349
500,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.650%), 4.98%, 9/15/28 (a)(b)	495
1,500,000	Greywolf CLO IV Ltd. 144A, (3 mo. LIBOR USD + 1.950%), 4.54%, 4/17/30 (a)(b)	1,500
500,000	Halcyon Loan Advisors Funding 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 1.650%), 3.93%, 7/25/27 (a)(b)	500
750,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 2.350%), 4.68%, 8/15/28 (a)(b)	754
781,655	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 0.950%), 3.23%, 4/21/25 (a)(b)	781
350,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 1.450%), 3.73%, 4/21/25 (a)(b)	348
850,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 3.41%, 6/15/36 (a)(b)	854
400,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.350%), 3.66%, 6/15/36 (a)(b)	401
250,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 3.91%, 6/15/36 (a)(b)	251
250,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 2.000%), 4.31%, 6/15/36 (a)(b)	252
131,507	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	138
1,000,000	LCM XX LP 144A, (3 mo. LIBOR USD + 1.040%), 3.32%, 10/20/27 (a)(b)	1,002
500,000	LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 3.83%, 5/09/36 (a)(b)	502
250,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 2.850%), 5.15%, 4/19/30 (a)(b)	244
1,000,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 3.48%, 6/15/28 (a)(b)	1,003
250,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%), 3.88%, 6/15/28 (a)(b)	251
750,000	Octagon Investment Partners 25 Ltd. 144A, (3 mo. LIBOR USD + 0.800%), 3.08%, 10/20/26 (a)(b)	748
700,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 3.87%, 4/30/27 (a)(b)	700
450,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 3.000%), 5.27%, 4/30/27 (a)(b)	444
950,000	Palmer Square CLO 2015-1 Ltd. 144A, (3 mo. LIBOR USD + 3.150%), 5.67%, 5/21/29 (a)(b)	945

91 Payden Mutual Funds

Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description	Value (000)
595,500	Planet Fitness Master Issuer LLC 144A, 4.26%, 9/05/48 (b)	$613
1,250,000	Regatta VII Funding Ltd. 144A, (3 mo. LIBOR USD + 1.060%), 3.45%, 12/20/28 (a)(b)	1,248
1,000,000	Shackleton 2015-VIII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.920%), 3.20%, 10/20/27 (a)(b)	998
1,243,750	Taco Bell Funding LLC 144A, 4.32%, 11/25/48 (b)	1,284
400,000	THL Credit Wind River 2015-2 CLO Ltd. 144A, (3 mo. LIBOR USD + 0.870%), 3.17%, 10/15/27 (a)(b)	399
200,000	TPG Real Estate Finance 2018-FL2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.300%), 4.61%, 11/15/37 (a)(b)	202
900,000	Venture XVII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.880%), 3.18%, 4/15/27 (a)(b)	898
800,000	Westlake Automobile Receivables Trust 2018-3 144A, 4.00%, 10/16/23 (b)	820
548,625	Wingstop Funding 2018-1 LLC 144A, 4.97%, 12/05/48 (b)	569

Total Asset Backed (Cost - $37,634)		37,555

Bank Loans(f) (5%)
311,850	Air Canada Term Loan B 1L, (LIBOR USD
	1-Month + 2.000%), 4.24%, 10/06/23	313
130,000	American Airlines Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 4.33%, 12/14/23	130
932,663	Aramark Services Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%), 4.08%, 3/11/25	934
689,761	Axalta Coating Systems U.S. Holdings Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%), 4.08%, 6/01/24	687
368,842	Berry Global Inc. Term Loan T 1L, (LIBOR USD 1-Month + 2.000%), 4.38%, 1/06/21	369
218,312	CDW LLC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 3.99%, 8/17/23	219
580,062	Change Healthcare Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.500%), 4.73%, 3/01/24	580
1,280,500	Charter Communications Operating LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 4.33%, 4/30/25	1,284
469,561	Crown Americas LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 4.37%, 4/03/25	472
679,837	HCA Inc. Term Loan B11 1L, (LIBOR USD 1-Month + 1.750%), 4.08%, 3/18/23	682
679,837	KFC Holding Co. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 4.05%, 4/03/25	681
530,926	Live Nation Entertainment Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%), 4.00%, 10/31/23	533
368,150	Marriott Ownership Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%), 4.48%, 8/29/25	370

Principal or Shares	Security Description	Value (000)
622,928	Sabre GLBL Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 4.23%, 2/22/24	$626
372,180	SBA Senior Finance II LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 4.24%, 4/11/25	372
470,748	Vistra Operations Co. LLC Term Loan B1 1L, (LIBOR USD 1-Month + 2.000%), 4.23%, 8/04/23	472
690,000	WMG Acquisition Corp. Term Loan F 1L, (LIBOR USD 1-Month + 2.125%), 4.36%, 11/01/23	690
684,825	Wyndham Hotels & Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 3.98%, 5/30/25	687

Total Bank Loans (Cost - $9,948)		10,101

Corporate Bond (23%)
750,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (b)	786
575,000	Alcoa Nederland Holding BV 144A, 6.75%, 9/30/24 (b)	605
650,000	Antero Resources Corp., 5.13%, 12/01/22	624
500,000	Ares Capital Corp., 3.50%, 2/10/23	500
730,000	Athene Global Funding 144A, 4.00%, 1/25/22 (b)	755
450,000	Avolon Holdings Funding Ltd. 144A, 4.38%, 5/01/26 (b)	466
400,000	Banco Santander SA, 2.71%, 6/27/24	398
590,000	Bank of America Corp., (3 mo. LIBOR USD + 1.160%), 3.12%, 1/20/23 (a)	599
500,000	Barclays PLC, (3 mo. LIBOR USD + 1.400%), 4.61%, 2/15/23 (a)	515
500,000	Becton Dickinson Euro Finance Sarl, 0.63%, 6/04/23 EUR (c)	563
550,000	BNP Paribas SA 144A, 2.95%, 5/23/22 (b)	555
305,000	CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	331
120,000	Centene Corp., 4.75%, 5/15/22	122
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/01/24	531
170,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	187
395,000	Cigna Corp. 144A, 3.40%, 9/17/21 (b)	402
275,000	Cigna Corp. 144A, 3.75%, 7/15/23 (b)	286
600,000	Citigroup Inc., 2.90%, 12/08/21	607
310,000	Covanta Holding Corp., 5.88%, 3/01/24	319
450,000	CVS Health Corp., 3.70%, 3/09/23	465
710,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21 (b)	730
250,000	Diamond Sports Group LLC/Diamond Sports Finance Co. 144A, 5.38%, 8/15/26 (b)	255
200,000	Diamond Sports Group LLC/Diamond Sports Finance Co. 144A, 6.63%, 8/15/27 (b)	205
450,000	Dollar Tree Inc., 3.70%, 5/15/23	464
450,000	Dominion Energy Inc., 2.72%, 8/15/21	451
505,000	DuPont de Nemours Inc., 4.21%, 11/15/23	538
284,000	Encompass Health Corp., 5.75%, 11/01/24	288

92

Principal or Shares	Security Description	Value (000)
670,000	EQM Midstream Partners LP, 4.75%, 7/15/23	$686
250,000	Equinix Inc., 2.88%, 3/15/24 EUR (c)	289
100,000	Fidelity National Information Services Inc., 0.75%, 5/21/23 EUR (c)	114
100,000	Fidelity National Information Services Inc., 2.60%, 5/21/25 GBP (c)	128
377,000	First Data Corp. 144A, 5.38%, 8/15/23 (b)	388
150,000	Fiserv Inc., 2.25%, 7/01/25 GBP (c)	188
600,000	Fiserv Inc., 2.75%, 7/01/24	605
350,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	346
350,000	Ford Motor Credit Co. LLC, 3.35%, 11/01/22	350
200,000	Ford Motor Credit Co. LLC, 4.54%, 8/01/26	202
600,000	FS KKR Capital Corp., 4.75%, 5/15/22	608
450,000	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 144A, 7.13%, 7/31/26 (b)	460
500,000	General Motors Financial Co. Inc., 3.55%, 7/08/22	508
300,000	Glencore Funding LLC 144A, 4.13%, 3/12/24 (b)	311
950,000	Goldman Sachs Group Inc., 3.63%, 2/20/24	987
315,000	Goodyear Tire & Rubber Co., 5.13%, 11/15/23 (g)	320
300,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 1.055%), 3.26%, 3/13/23 (a)	304
310,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.88%, 2/01/22	314
100,000	IHO Verwaltungs GmbH 144A, 3.63%, 5/15/25 EUR (b)(c)	112
200,000	IHO Verwaltungs GmbH 144A, 6.00%, 5/15/27 (b)	200
350,000	Indonesia Asahan Aluminium Persero PT 144A, 5.23%, 11/15/21 (b)	368
300,000	Indonesia Asahan Aluminium Persero PT 144A, 5.71%, 11/15/23 (b)	331
475,000	ING Groep NV, 4.10%, 10/02/23	502
435,000	International Lease Finance Corp., 4.63%, 4/15/21	449
335,000	Iron Mountain Inc., 5.75%, 8/15/24	338
310,000	iStar Inc., 6.50%, 7/01/21	315
185,000	James Hardie International Finance DAC 144A, 3.63%, 10/01/26 EUR (b)(c)	218
450,000	JBS Investments II GmbH 144A, 5.75%, 1/15/28 (b)	458
700,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 1.000%), 4.02%, 12/05/24 (a)	743
400,000	Laredo Petroleum Inc., 5.63%, 1/15/22	372
350,000	Las Vegas Sands Corp., 3.20%, 8/08/24	352
200,000	Las Vegas Sands Corp., 3.50%, 8/18/26	201
500,000	Las Vegas Sands Corp., 3.90%, 8/08/29	507
465,000	Level 3 Financing Inc., 5.13%, 5/01/23	469
600,000	Lloyds Banking Group PLC, (3 mo. LIBOR USD + 0.810%), 2.91%, 11/07/23 (a)	597
680,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%), 3.19%, 11/28/23 (a)(b)	692
200,000	Medtronic Global Holdings SCA, 0.25%, 7/02/25 EUR (c)	225
200,000	Midwest Connector Capital Co. LLC 144A, 3.63%, 4/01/22 (b)	204

Principal or Shares	Security Description	Value (000)
300,000	Midwest Connector Capital Co. LLC 144A, 3.90%, 4/01/24 (b)	$312
900,000	Mitsubishi UFJ Financial Group Inc., 2.62%, 7/18/22	901
450,000	Mizuho Financial Group Inc., (3 mo. LIBOR USD + 0.840%), 2.72%, 7/16/23 (a)	452
300,000	Morgan Stanley, (3 mo. EURIBOR + 0.753%), 0.64%, 7/26/24 EUR (a)(c)	339
310,000	MPT Operating Partnership LP/MPT Finance Corp., 5.50%, 5/01/24	319
900,000	Navient Corp., 8.00%, 3/25/20	930
1,100,000	Nordea Bank Abp 144A, 4.88%, 5/13/21 (b)	1,139
400,000	Oasis Petroleum Inc., 6.88%, 3/15/22	400
455,000	ONEOK Inc., 4.25%, 2/01/22	470
700,000	Range Resources Corp., 5.75%, 6/01/21	700
350,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.762%), 4.27%, 3/22/25 (a)	359
750,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	833
300,000	Santander Holdings USA Inc., 4.45%, 12/03/21	311
300,000	Saudi Arabian Oil Co. 144A, 2.88%, 4/16/24 (b)	303
320,000	SBA Communications Corp., 4.00%, 10/01/22	326
300,000	Shriram Transport Finance Co. Ltd. 144A, 5.95%, 10/24/22 (b)	308
400,000	SM Energy Co., 6.13%, 11/15/22	393
320,000	SMBC Aviation Capital Finance DAC 144A, 4.13%, 7/15/23 (b)	334
880,000	Smithfield Foods Inc. 144A, 3.35%, 2/01/22 (b)	879
236,250	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	238
455,000	Sunoco LP/Sunoco Finance Corp., 4.88%, 1/15/23	464
150,000	Synchrony Financial, 4.38%, 3/19/24	158
550,000	Takeda Pharmaceutical Co. Ltd. 144A, 0.38%, 11/21/20 EUR (b)(c)	614
400,000	Takeda Pharmaceutical Co. Ltd. 144A, 1.13%, 11/21/22 EUR (b)(c)	460
350,000	Takeda Pharmaceutical Co. Ltd. 144A, 4.00%, 11/26/21 (b)	361
150,000	Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	149
550,000	Teva Pharmaceutical Finance Netherlands II BV, 3.25%, 4/15/22 EUR (c)	588
200,000	Teva Pharmaceutical Finance Netherlands II BV, 4.50%, 3/01/25 EUR (c)	207
920,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	867
260,000	Universal Health Services Inc. 144A, 4.75%, 8/01/22 (b)	264
700,000	Ventas Realty LP, 3.50%, 4/15/24	726
350,000	Vistra Operations Co. LLC 144A, 3.55%, 7/15/24 (b)	353
400,000	Whiting Petroleum Corp., 5.75%, 3/15/21	402

Total Corporate Bond (Cost - $42,547)		43,167

Foreign Government (10%)
633,333	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (b)	668

93 Payden Mutual Funds

Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description	Value (000)

500,000	Egypt Government International Bond 144A, 5.58%, 2/21/23 (b)	$519
250,000	Egypt Government International Bond 144A, 5.75%, 4/29/20 (b)	254
350,000	Egypt Government International Bond 144A, 6.13%, 1/31/22 (b)	366
457,000	Fondo MIVIVIENDA SA, 3.50%, 1/31/23 (d)	466
1,020,000	Georgia Government International Bond, 6.88%, 4/12/21 (d)	1,078
500,000	Ghana Government International Bond 144A, 7.88%, 8/07/23 (b)	549
200,000	Ghana Government International Bond 144A, 7.88%, 3/26/27 (b)	212
631,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (b)	672
300,000	Guatemala Government Bond, 5.75%, 6/06/22 (d)	319
870,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	930
650,000,000	Japan Treasury Discount Bill, 0.00%, 8/19/19 JPY (c)(h)	5,975
500,000	Kazakhstan Government International Bond 144A, 1.55%, 11/09/23 EUR (b)(c)	584
200,000	Mongolia Government International Bond 144A, 5.63%, 5/01/23 (b)	204
510,000	Mongolia Government International Bond 144A, 10.88%, 4/06/21 (b)	566
600,000	Nigeria Government International Bond, 6.75%, 1/28/21 (d)	625
300,000	Nigeria Government International Bond 144A, 6.75%, 1/28/21 (b)	313
250,000	Perusahaan Penerbit SBSN Indonesia III 144A, 3.40%, 3/29/22 (b)	255
500,000	Qatar Government International Bond 144A, 3.38%, 3/14/24 (b)	521
500,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (b)	516
1,100,000	Republic of South Africa Government International Bond, 5.50%, 3/09/20	1,115
308,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	336
860,000	Sri Lanka Government International Bond 144A, 6.25%, 10/04/20 (b)	874
450,000	Sri Lanka Government International Bond 144A, 7.55%, 3/28/30 (b)	458
850,000	Ukraine Government International Bond, 7.75%, 9/01/19 (d)	853

Total Foreign Government (Cost - $19,015)		19,228

Mortgage Backed (37%)
312,286	Alternative Loan Trust 2006-31CB, 6.00%, 11/25/36	266
162,933	Alternative Loan Trust 2006-31CB, 6.00%, 11/25/36	139
311,361	Alternative Loan Trust 2006-J5, 6.50%, 9/25/36	268

Principal or Shares	Security Description	Value (000)

2,088,357	Alternative Loan Trust 2007-12T1, 6.00%, 6/25/37	$1,549
1,026,370	Alternative Loan Trust 2007-5CB, 6.00%, 4/25/37	852
622,030	Alternative Loan Trust 2007-5CB, 6.00%, 4/25/37	516
207,909	Alternative Loan Trust 2007-5CB, 6.00%, 4/25/37	173
1,337,557	American Home Mortgage Assets Trust 2007-2, (1 mo. LIBOR USD + 0.125%), 2.39%, 3/25/47 (a)	1,246
199,681	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR USD + 1.400%), 3.73%, 11/14/35 (a)(b)	200
352,600	Banc of America Funding 2005-H Trust, 4.39%, 11/20/35 (e)	317
8,280,714	BANK 2018-BNK13, 0.52%, 8/15/61 (e)	286
394,520	BDS 2018-FL2 144A, (1 mo. LIBOR USD + 0.950%), 3.26%, 8/15/35 (a)(b)	395
300,000	BDS 2018-FL2 144A, (1 mo. LIBOR USD + 1.400%), 3.71%, 8/15/35 (a)(b)	301
16,308,597	BENCHMARK 2018-B4, 0.54%, 7/15/51 (e)	590
1,020,000	Caesars Palace Las Vegas Trust 2017-VICI 144A, 4.35%, 10/15/34 (b)(e)	1,050
1,000,000	CGDBB Commercial Mortgage Trust 2017-BIOC 144A, (1 mo. LIBOR USD + 2.150%), 4.48%, 7/15/32 (a)(b)	1,002
481,297	Chase Mortgage Finance Trust Series 2007-S3, 6.00%, 5/25/37	373
465,689	Chase Mortgage Finance Trust Series 2007-S3, 6.00%, 5/25/37	361
550,000	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.350%), 4.75%, 6/15/34 (a)(b)	552
350,000	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.608%), 5.01%, 6/15/34 (a)(b)	348
111,322	CHL Mortgage Pass-Through Trust 2005-18, 5.50%, 10/25/35	94
728,818	CHL Mortgage Pass-Through Trust 2006-HYB1, 4.04%, 3/20/36 (e)	691
555,415	CHL Mortgage Pass-Through Trust 2007-HYB2, 3.94%, 2/25/47 (e)	506
300,000	Citigroup Commercial Mortgage Trust 2019-SST2 144A, (1 mo. LIBOR USD + 1.300%), 3.63%, 12/15/36 (a)(b)	300
400,000	Citigroup Commercial Mortgage Trust 2019-SST2 144A, (1 mo. LIBOR USD + 1.600%), 3.93%, 12/15/36 (a)(b)	400
381,443	Connecticut Avenue Securities Trust 2019-R01 144A, (1 mo. LIBOR USD + 0.850%), 3.12%, 7/25/31 (a)(b)	382
600,000	Connecticut Avenue Securities Trust 2019-R01 144A, (1 mo. LIBOR USD + 2.450%), 4.72%, 7/25/31 (a)(b)	609

94

Principal or Shares	Security Description	Value (000)

500,000	Connecticut Avenue Securities Trust 2019-R01 144A, (1 mo. LIBOR USD + 4.350%), 6.62%, 7/25/31 (a)(b)	$537
1,000,000	Connecticut Avenue Securities Trust 2019-R02 144A, (1 mo. LIBOR USD + 4.150%), 6.42%, 8/25/31 (a)(b)	1,079
550,000	Connecticut Avenue Securities Trust 2019-R03 144A, (1 mo. LIBOR USD + 4.100%), 6.37%, 9/25/31 (a)(b)	592
950,000	Credit Suisse Mortgage Capital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 2.150%), 4.48%, 5/15/36 (a)(b)	957
750,000	CSMC Trust 2017-MOON 144A, 3.20%, 7/10/34 (b)(e)	738
725,294	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.000%), 6.27%, 5/25/25 (a)	771
1,050,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%), 6.52%, 1/25/29 (a)	1,121
480,686	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.550%), 6.82%, 2/25/25 (a)	505
333,667	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.000%), 7.27%, 7/25/25 (a)	356
518,770	First Horizon Alternative Mortgage Securities Trust 2006-AA5, 4.46%, 9/25/36 (e)	482
999,485	Flagstar Mortgage Trust 2018-1 144A, 3.50%, 3/25/48 (b)(e)	1,016
900,000	Freddie Mac Stacr Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 2.300%), 4.57%, 10/25/48 (a)(b)	906
600,000	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%), 4.92%, 1/25/49 (a)(b)	612
2,000,000	Freddie Mac STACR Trust 2019-DNA2 144A, (1 mo. LIBOR USD + 2.450%), 4.72%, 3/25/49 (a)(b)	2,026
400,000	Freddie Mac STACR Trust 2019-DNA3 144A, (1 mo. LIBOR USD + 2.050%), 4.35%, 7/25/49 (a)(b)	401
500,000	Freddie Mac Stacr Trust 2019-HQA1 144A, (1 mo. LIBOR USD + 2.350%), 4.62%, 2/25/49 (a)(b)	506
650,000	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 2.050%), 4.32%, 4/25/49 (a)(b)	654
500,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 1.400%), 3.67%, 2/25/49 (a)(b)	500
675,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 2.250%), 4.52%, 2/25/49 (a)(b)	678
450,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 9.500%), 11.77%, 2/25/49 (a)(b)	453

Principal or Shares	Security Description	Value (000)

950,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.800%), 4.07%, 7/25/30 (a)	$949
700,000	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, 4.16%, 8/25/48 (b)(e)	686
393,633	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, 4.16%, 8/25/48 (b)(e)	397
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.300%), 4.57%, 9/25/30 (a)	1,007
1,250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 6.87%, 12/25/42 (a)	1,359
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.700%), 6.97%, 3/25/28 (a)	540
299,385	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 9.000%), 11.27%, 3/25/29 (a)	378
820,659	GSMPS Mortgage Loan Trust 2005-RP2 144A, (1 mo. LIBOR USD + 0.350%), 2.62%, 3/25/35 (a)(b)	767
259,728	HarborView Mortgage Loan Trust 2004-10, 4.30%, 1/19/35 (e)	263
61,146	HomeBanc Mortgage Trust 2004-1, (1 mo. LIBOR USD + 0.860%), 3.13%, 8/25/29 (a)	59
178,859	IndyMac Index Mortgage Loan Trust 2005-AR13, 4.08%, 8/25/35 (e)	165
450,000	InTown Hotel Portfolio Trust 2018-STAY 144A, (1 mo. LIBOR USD + 3.100%), 5.43%, 1/15/33 (a)(b)	453
1,400,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-BCON 144A, 3.76%, 1/05/31 (b)(e)	1,412
430,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-PHH 144A, (1 mo. LIBOR USD + 1.160%), 3.49%, 6/15/35 (a)(b)	431
104,964	JP Morgan Mortgage Trust 2006-S2, 6.00%, 7/25/36	91
444,245	JP Morgan Mortgage Trust 2007-S2, 6.00%, 6/25/37	341
234,319	JP Morgan Mortgage Trust 2014-IVR3 144A, 3.00%, 9/25/44 (b)(e)	235
2,138,423	JP Morgan Mortgage Trust 2017-5 144A, 3.18%, 10/26/48 (b)(e)	2,158
570,000	Madison Avenue Trust 2013-650M 144A, 4.03%, 10/12/32 (b)(e)	567
81,524	Merrill Lynch Mortgage Investors Trust Series MLCC 2006-1, 4.32%, 2/25/36 (e)	83
3,980,180	Morgan Stanley Capital I Trust 2018-H3, 0.84%, 7/15/51 (e)	230
445,835	Morgan Stanley Mortgage Loan Trust 2004-11AR, 3.61%, 1/25/35 (e)	434

95 Payden Mutual Funds

Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description	Value (000)

761,700	New Residential Mortgage Loan Trust 2014-3 144A, 5.65%, 11/25/54 (b)(e)	$840
982,012	New Residential Mortgage Loan Trust 2017-5 144A, (1 mo. LIBOR USD + 1.500%), 3.77%, 6/25/57 (a)(b)	1,003
900,000	Palisades Center Trust 2016-PLSD 144A, 3.36%, 4/13/33 (b)	894
450,000	PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD + 1.420%), 3.75%, 4/14/36 (a)(b)	452
56,940	Prime Mortgage Trust 2005-4, 5.00%, 10/25/35	56
1,053,669	RALI Series 2005-QA7 Trust, 4.60%, 7/25/35 (e)	991
1,079,093	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	1,042
110,548	RALI Series 2006-QS4 Trust, 6.00%, 4/25/36	105
491,576	RALI Series 2007-QS1 Trust, 6.00%, 1/25/37	467
973,213	RALI Series 2007-QS2 Trust, 6.25%, 1/25/37	906
385,689	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	317
1,382,842	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%), 1.60%, 8/20/56 GBP (a)(b)(c)	1,680
500,000	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR USD + 2.100%), 4.37%, 9/25/48 (a)(b)	502
2,343,570	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 3.92%, 4/25/43 (a)(b)	2,356
1,400,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%), 6.02%, 4/25/43 (a)(b)	1,463
992,530	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%), 14.02%, 4/25/43 (a)(b)	1,187
356,708	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 0.850%), 3.12%, 2/25/47 (a)(b)	357
550,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 1.250%), 3.52%, 2/25/47 (a)(b)	553
1,900,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%), 4.67%, 2/25/47 (a)(b)	1,950
700,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 12.77%, 2/25/47 (a)(b)	765
21,741	Structured Adjustable Rate Mortgage Loan Trust, 4.23%, 8/25/34 (e)	22
218,133	Structured Adjustable Rate Mortgage Loan Trust, 4.26%, 12/25/35 (e)	182
682,439	Structured Asset Mortgage Investments II Trust 2003-AR4, (1 mo. LIBOR USD + 0.700%), 3.00%, 1/19/34 (a)	677
942,857	Structured Asset Mortgage Investments II Trust 2005-AR4, (1 mo. LIBOR USD + 0.310%), 2.58%, 12/25/35 (a)	939
272,102	Structured Asset Mortgage Investments II Trust 2006-AR3, 3.92%, 5/25/36 (e)	165
2,603,254	Structured Asset Mortgage Investments II Trust 2006-AR7, (1 mo. LIBOR USD + 0.210%), 2.48%, 8/25/36 (a)	2,474
1,222	Structured Asset Mortgage Investments Trust 2003-CL1, 2.57%, 7/25/32 (e)	1
397,852	Vendee Mortgage Trust 2011-2 IO, 3.75%, 12/15/33	7

Principal or Shares	Security Description	Value (000)

580,565	VMC Finance 2018-FL2 LLC 144A, (1 mo. LIBOR USD + 0.920%), 3.23%, 10/15/35 (a)(b)	$583
1,129,481	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust, (1 mo. LIBOR USD + 0.320%), 2.59%, 8/25/45 (a)	1,127
847,616	WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust, 3.84%, 9/25/36 (e)	819
264,743	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 Trust, 3.46%, 10/25/36 (e)	251
455,491	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 Trust, 3.92%, 10/25/36 (e)	447
409,847	WaMu Mortgage Pass-Through Certificates Series 2006-AR19 Trust, (Cost of Funds for the 11th District of San Francisco + 1.250%), 2.39%, 1/25/47 (a)	408
117,499	WaMu Mortgage Pass-Through Certificates Series 2006-AR4 Trust, (12 mo. Federal Reserve Cumulative Average USD + 0.940%), 3.42%, 5/25/46 (a)	120
395,600	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 3.89%, 2/25/37 (e)	384
1,556,458	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 3.95%, 2/25/37 (e)	1,552
458,321	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 Trust, 3.68%, 9/25/36 (e)	416
669,613	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 Trust, 3.59%, 7/25/37 (e)	611
400,000	Wells Fargo Commercial Mortgage Trust 2017-SMP 144A, (1 mo. LIBOR USD + 1.650%), 3.98%, 12/15/34 (a)(b)	399
10,742,855	Wells Fargo Commercial Mortgage Trust 2018-C46, 0.95%, 8/15/51 (e)	645

Total Mortgage Backed (Cost - $70,537)		71,776

U.S. Treasury (0%)
200,000	U.S. Treasury Note, 2.50%, 6/30/20 (i)(j)	201
500,000	U.S. Treasury Note, 2.63%, 8/31/20 (i)(j)	503

Total U.S. Treasury (Cost - $699)		704

Stocks (5%)
Common Stock (4%)
3,700	Amgen Inc.	690
23,700	Bank of America Corp.	727
9,000	Cisco Systems Inc.	499
3,000	Costco Wholesale Corp.	827
13,800	Delta Air Lines Inc.	842
5,000	International Business Machines Corp.	741
6,600	JPMorgan Chase & Co.	766
2,400	Lockheed Martin Corp.	869
6,000	Microsoft Corp.	818
6,000	PepsiCo Inc.	767
16,700	Pfizer Inc.	649

		8,195

Master Limited Partnership (1%)
24,400	Enterprise Products Partners LP	735
11,500	Magellan Midstream Partners LP	760

		1,495

Total Stocks (Cost - $8,667)		9,690

96

Principal or Shares	Security Description	Value (000)
Investment Company (1%)
901,407	Payden Cash Reserves Money Market Fund * (Cost - $901)	$901

Purchase Options (0%)
Total Purchased Options (Cost - $39)		32

Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $79)		574

Total Investments, Before Options Written
(Cost - $190,066) (101%)		193,728

Written Swaptions (-1%)
Total Written Swaptions (Cost - $(79))		(575)

Total Investments (Cost - $189,987) (100%)		193,153
Liabilities in excess of Other Assets (0%)		(909)

Net Assets (100%)		$192,244

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2019. The stated maturity is subject to prepayments.
(g)

All or a portion of these securities are on loan. At July 31, 2019, the total market value of the Fund’s securities on loan is $320 and the total market value of the collateral held by the Fund is $331. Amount in 000s.

(h)	Yield to maturity at time of purchase.
(i)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(j)	All or a portion of the security is pledged to cover futures contract margin requirements.

Purchase Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase — 0.0%
S & P 500 Index	124	$36,957	2550.00	08/16/2019	$ 14	Put
S & P 500 Index	124	36,957	2560.00	08/30/2019	18	Put
Total Purchase Options		$73,914			$ 32

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Call Swaptions 0.0%
2-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.975% Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR	Barclays Bank PLC	$26,800	09/27/2019	$574	Call

Written Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Call Swaptions 0.0%
5-Year Interest Rate Swap, 9/27/19, Pay Fixed 2.90% Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR	Barclays Bank PLC	$11,200	09/27/2019	$(575)	Call

97    Payden Mutual Funds

Payden / Kravitz Cash Balance Plan Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)

Assets:
INR 66,920	USD 962	HSBC Bank USA, N.A.	09/24/2019	$ 5
USD 5,989	JPY 650,100	Barclays Bank PLC	08/08/2019	9
USD 10,255	EUR 9,128	Citibank, N.A.	08/08/2019	144
USD 969	CLP 674,700	Citibank, N.A.	08/29/2019	10
USD 2,050	GBP 1,643	HSBC Bank USA, N.A.	08/08/2019	52
USD 1,939	NOK 16,988	HSBC Bank USA, N.A.	08/20/2019	20
				240
Liabilities:
BRL 3,659	USD 962	HSBC Bank USA, N.A.	10/30/2019	(10)
CAD 2,603	USD 1,982	HSBC Bank USA, N.A.	08/20/2019	(9)
COP 3,122,000	USD 970	Citibank, N.A.	08/29/2019	(20)
EUR 203	USD 227	Citibank, N.A.	08/08/2019	(2)
MXN 18,460	USD 962	HSBC Bank USA, N.A.	09/18/2019	(7)
NOK 16,988	USD 1,947	HSBC Bank USA, N.A.	08/20/2019	(28)
PLN 3,700	USD 971	Barclays Bank PLC	09/26/2019	(15)
USD 969	THB 30,010	Barclays Bank PLC	10/31/2019	(8)
USD 1,944	CAD 2,603	HSBC Bank USA, N.A.	08/20/2019	(29)
				(128)
Net Unrealized Appreciation (Depreciation)				$ 112

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)

Long Contracts:
3-Month GBP LIBOR Option Future	313	Dec-19	$ 3	$(66)	$(66)
AUD 3-Year Bond Future	220	Sep-19	17,369	101	101
U.S. Treasury 2-Year Note Future	107	Sep-19	22,941	(28)	(28)
U.S. Treasury 5-Year Note Future	82	Sep-19	9,639	(10)	(10)
					(3)
Short Contracts:
3-Month GBP LIBOR Option Future	313	Dec-19	—	18	18
Total Futures					$ 15

Open Centrally Cleared Interest Rate Swap Contracts

				Upfront	Unrealized
Description	Maturity Date	Notional Amount (000s)	Value (000s)	payments/ receipts (000s)	Appreciation (Depreciation) (000s)

12 Year Interest Rate Swap, Pay Fixed 2.055% Annually, Receive	01/08/2031	$ 4,549	$ (16)	$—	$ (16)
Variable 2.256% (3M USD LIBOR) Quarterly 12 Year Interest Rate Swap, Pay Fixed 2.792% Annually, Receive	01/08/2031	5,728	(397)	—	(397)
Variable 2.256% (3M USD LIBOR) Quarterly 4 Year Interest Rate Swap, Receive Fixed 1.704% Semi-Annually, Pay	01/08/2023	19,174	(11)	—	(11)
Variable 2.256% (3M USD LIBOR) Quarterly 4 Year Interest Rate Swap, Receive Fixed 2.467% Semi-Annually, Pay	01/08/2023	26,089	366	—	366
Variable 2.256% (3M USD LIBOR) Quarterly

			$ (58)	$—	$ (58)

Notes to Financial Statements

July 31, 2019 (Unaudited)

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group or Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund”, collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the Funds, other than the Emerging Markets Local Bond Fund, has been classified as diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each Fund’s financial statements are prepared in accordance with GAAP.

The Funds are considered investment companies under FASB ASC 946, Financial Services - Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter (“OTC”) market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Shares of open-end investment companies are valued at their respective net asset value.

99    Payden Mutual Funds

Notes to Financial Statements continued

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the Funds causing a decline in value.

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition, the value of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

An investment in the Payden Cash Reserves Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and is classified as a government money market fund under the Money Market Fund Reform, it is possible to lose money by investing in the Fund.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Bank Loans

Floating-Rate Loan Interests (“Bank Loans”) in which the Funds invest generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Bank Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown on the Schedule of Investments reflects the rate in effect at January 31st. When a range of rates is disclosed, the Fund holds more than one position within the same tranche at varying rates.

In connection with floating rate loan interests, the Funds may also enter into unfunded loan commitments (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked- to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations. As of July 31, 2019, Floating Rate and High Income had the following unfunded floating rate loan interests:

	Borrower	Par	Commitment Amount	Value	Unrealized Depreciation
Floating Rate	PetVet Care Centres LLC Delayed Draw Term Loan 1L	$ 80,767	$ 80,565	$ 78,546	$(2,019)
High Income	PetVet Care Centres LLC Delayed Draw Term Loan 1L	145,576	145,212	141,573	(3,639)

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except U.S. Government, GNMA, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Forward Currency Contracts

Some Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain such initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

101 Payden Mutual Funds

Notes to Financial Statements continued

Swap Contracts

Some Funds may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation) and realized gain/(loss) is recorded at termination of the contract.

Upon entering into a centrally cleared swap, a Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the centrally cleared swap, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, credit spreads and/or market values associated with these transactions.

A Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

A Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

For financial reporting purposes, swap interest and amortization are classified as realized or unrealized gain or loss on swap contracts.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statements of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date, or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Derivatives and Hedging

The following tables show the Fund’s exposure to different types of market risk as it relates to derivative investments.

During the period ended July 31, 2019 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Limited Maturity	2%	0%	0%	0%
Core Bond	4%	0%	0%	0%
Strategic Income	5%	0%	0%	0%
Absolute Return Bond	7%	1%	0%	0%
High Income	4%	0%	3%	0%
Global Low Duration	2%	0%	0%	0%
Global Fixed Income	59%	0%	0%	0%
Emerging Markets Bond	6%	0%	0%	0%
Emerging Markets Local Bond	20%	0%	0%	0%
Emerging Markets Corporate Bond	3%	0%	23%	0%
Equity Income	5%	0%	0%	0%
PK Cash Balance Plan	9%	0%	0%	1%

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AGM, AMBAC and BAM).

TBA Sale Commitment

Some Funds entered into TBA sale commitments, within dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

103 Payden Mutual Funds

Notes to Financial Statements continued

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon the Funds may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Funds maintain the right to recall the securities on loan for voting purposes.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss. Securities that have been pledged as collateral are identified in the Schedule of Investments.

Affiliated Investments

Each of the Paydenfunds (except the California Municipal Income Fund) invests in other Funds of the P&R Group (an “affiliated Fund”). The table below details the transactions of each Fund in Affiliated Funds.

							Change in
	Value				Value	Realized	Unrealized Appreciation
Fund	October 31, 2018	Purchases	Sales	Dividends	July 31, 2019	Loss	(Depreciation)
Investments in Cash Reserves Money Market Fund
Limited Maturity	$1,698,453	$420,020,007	$417,843,984	$132,321	$3,874,476	—	—
Low Duration	6,944,879	372,490,179	366,372,545	109,954	13,062,513	—	—
U.S. Government	699,686	18,538,099	18,904,871	19,514	332,914	—	—
GNMA	1,703,086	47,768,438	48,023,644	38,192	1,447,880	—	—
Core Bond	12,593,805	311,313,938	306,521,944	114,485	17,385,799	—	—
Corporate Bond	6,342,319	214,016,380	209,477,279	118,217	10,881,420	—	—
Strategic Income	1,289,963	77,006,727	73,940,000	33,254	4,356,690	—	—
Absolute Return Bond	5,340,123	365,610,505	359,770,336	125,310	11,180,292	—	—
Floating Rate	3,452,214	70,963,456	69,735,278	83,000	4,680,392	—	—
High Income	29,111,388	203,669,341	192,018,505	291,908	40,762,224	—	—
Global Low Duration	1,600,687	24,627,023	26,051,239	13,242	176,471	—	—
Global Fixed Income	1,195,347	31,803,104	31,386,648	20,240	1,611,803	—	—
Emerging Markets Bond	41,610,634	410,966,011	425,468,828	220,901	27,107,817	—	—
Emerging Markets Local Bond	3,828,106	72,285,830	72,859,583	49,499	3,254,353	—	—
Emerging Markets Corporate Bond	1,800,024	21,393,904	20,675,681	21,176	2,518,247	—	—

							Change in
	Value				Value	Realized	Unrealized Appreciation
Fund	October 31, 2018	Purchases	Sales	Dividends	July 31, 2019	Loss	(Depreciation)
Equity Income	$14,138,505	$222,999,092	$214,594,980	$322,763	$22,542,617	—	—
PK Cash Balance Plan Fund	5,138,674	75,916,329	80,153,596	57,066	901,407	—	—

Investments in Floating Rate Fund — SI Class
High Income	—	$8,000,000	—	$34,677	$8,024,194	—	$24,194
Global Fixed Income	$5,018,555	—	$2,100,000	104,951	2,919,374	$(5,967)	6,786

3. Related Party Transactions

Payden & Rygel and Payden/Kravitz (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees				Investor Class		SI Class
	Between	Between	Between			Current	Current
	$0–500	$0.5–1	$1–2	Over $2	Expense	Voluntary	Voluntary
	Million	Billion	Billion	Billion	Guarantee	Expense Limit	Expense Limit
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.25%	n/a
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.43%	n/a
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.43%	n/a
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a	n/a
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%	0.42%
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%	n/a
Strategic Income	0.55%	0.55%	0.55%	0.55%	n/a	0.70%	0.55%
Absolute Return Bond	0.50%	0.50%	0.50%	0.50%	n/a	0.70%	0.55%
Floating Rate	0.55%	0.55%	0.55%	0.55%	n/a	0.75%	0.65%
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	n/a
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.53%	n/a
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.53%	n/a
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	n/a
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a	0.69%
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%	n/a
Emerging Markets Corporate Bond	0.80%	0.80%	0.80%	0.80%	n/a	0.95%	0.85%
Equity Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	0.65%

					SI Class		Institutional Class
PK Cash Balance Plan	1.10%	1.10%	1.10%	1.10%	1.25%	n/a	0.95%
The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes will not exceed the percentages indicated above (“Expense Guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses (“Voluntary Expense Limit”), including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2019 (exclusive of interest, 12b-1 fees and taxes).

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of waiver or reimbursement).

105 Payden Mutual Funds

Notes to Financial Statements continued

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds, the Core Bond, Emerging Markets Bond, Equity Income and PK Cash Balance Plan Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors’ receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and 0.50% for the Retirement class. Payden & Rygel Distributors is not entitled to receive any fees from the Investor or SI classes of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

The Funds may purchase securities from or sell securities to an affiliated fund or portfolio provided that the affiliation is due solely to having a common investment advisor, common officers or common trustees.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 -other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities Valuation for a summary of the inputs used in valuing the Funds’ investments and other financial instruments.

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments and other financial instruments (a more detailed classification of fund assets may be found in the fund’s Statement of Investments):

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Asset Backed	—	—	$ 181,203	—	—	—	$ 181,203
Bank Loans	—	—	489	—	—	—	489
Commercial Paper	—	—	6,523	—	—	—	6,523
Corporate Bond	—	—	361,352	—	—	—	361,352
Foreign Government	—	—	14,110	—	—	—	14,110
Mortgage Backed	—	—	95,517	—	—	—	95,517
Municipal	—	—	1,389	—	—	—	1,389
U.S. Government	—	—	142,881	—	—	—	142,881
Investment Company	$ 3,874	—	—	—	—	—	3,874

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Low Duration
Asset Backed	—	—	$250,727	—	—	—	$250,727
Corporate Bond	—	—	589,738	—	—	—	589,738
Foreign Government	—	—	11,524	—	—	—	11,524
Mortgage Backed	—	—	92,541	—	—	—	92,541
U.S. Government	—	—	510,718	—	—	—	510,718
Investment Company	$13,063	—	—	—	—	—	13,063

U.S. Government
Asset Backed	—	—	1,025	—	—	—	1,025
Mortgage Backed	—	—	34,147	—	—	—	34,147
U.S. Government	—	—	3,452	—	—	—	3,452
Investment Company	333	—	—	—	—	—	333

GNMA
Mortgage Backed	—	—	188,294	—	—	—	188,294
U.S. Government	—	—	4,903	—	—	—	4,903
Investment Company	1,448	—	—	—	—	—	1,448

Core Bond
Asset Backed	—	—	56,848	—	—	—	56,848
Bank Loans	—	—	16,957	—	—	—	16,957
Commercial Paper	—	—	10,189	—	—	—	10,189
Corporate Bond	—	—	357,041	—	—	—	357,041
Foreign Government	—	—	42,619	—	—	—	42,619
Mortgage Backed	—	—	341,794	—	—	—	341,794
Municipal	—	—	12,704	—	—	—	12,704
Swaptions Purchased	—	—	2,618	—	—	—	2,618
U.S. Government	—	—	247,177	—	—	—	247,177
Investment Company	17,386	—	—	—	—	—	17,386

Corporate Bond
Corporate Bond	—	—	414,527	—	—	—	414,527
Foreign Government	—	—	1,203	—	—	—	1,203
Municipal	—	—	7,121	—	—	—	7,121
Investment Company	10,881	—	—	—	—	—	10,881

107 Payden Mutual Funds

Notes to Financial Statements continued

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Strategic Income
Asset Backed	—	—	$10,996	—	—	—	$10,996
Bank Loans	—	—	4,269	—	—	—	4,269
Corporate Bond	—	—	76,548	—	—	—	76,548
Foreign Government	—	—	12,334	—	—	—	12,334
Mortgage Backed	—	—	25,171	—	—	—	25,171
Municipal	—	—	4,925	—	—	—	4,925
Swaptions Purchased	—	—	578	—	—	—	578
U.S. Government	—	—	26,350	—	—	—	26,350
Master Limited Partnership	—	—	737	—	—	—	737
Preferred Stock	—	—	395	—	—	—	395
Real Estate Investment Trust	—	—	1,009	—	—	—	1,009
Investment Company	4,357	—	—	—	—	—	4,357

Absolute Return Bond
Asset Backed	—	—	133,908	—	—	—	133,908
Bank Loans	—	—	14,410	—	—	—	14,410
Commercial Paper	—	—	20,270	—	—	—	20,270
Common Stock	—	—	—	—	—	—	—
Corporate Bond	—	—	148,894	—	—	—	148,894
Foreign Government	—	—	59,341	—	—	—	59,341
Mortgage Backed	—	—	188,958	—	—	—	188,958
Options Purchased	97	—	—	—	—	—	97
Swaptions Purchased	—	—	593	—	—	—	593
U.S. Government	—	—	25,451	—	—	—	25,451
Investment Company	11,180	—	—	—	—	—	11,180

Floating Rate
Asset Backed	—	—	1,174	—	—	—	1,174
Bank Loans	—	—	61,528	—	—	—	61,528
Corporate Bond	—	—	10,053	—	—	—	10,053
Mortgage Backed	—	—	5,708	—	—	—	5,708
Unfunded floating rate loan interests[1]	—	—	—	$ (2)	—	—	(2)
Investment Company	4,680	—	—	—	—	—	4,680

High Income
Asset Backed	—	—	978	—	—	—	978
Bank Loans	—	—	30,184	—	—	—	30,184
Common Stock	—	—	—	—	—	—	—
Corporate Bond	—	—	389,285	—	—	—	389,285
Mortgage Backed	—	—	13,873	—	—	—	13,873
Unfunded floating rate loan interests[1]	—	—	—	(4)	—	—	(4)
Investment Company	48,786	—	—	—	—	—	48,786

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
California Municipal Income
Corporate Bond	—	—	$ 1,022	—	—	—	1,022
Municipal	—	—	61,963	—	—	—	61,963

Global Low Duration
Asset Backed	—	—	12,921	—	—	—	12,921
Corporate Bond	—	—	54,645	—	—	—	54,645
Foreign Government	—	—	4,598	—	—	—	4,598
Mortgage Backed	—	—	8,058	—	—	—	8,058
Swaptions Purchased	—	—	259	—	—	—	259
U.S. Treasury	—	—	10,605	—	—	—	10,605
Preferred Stock	—	—	517	—	—	—	517
Investment Company	176	—	—	—	—	—	176

Global Fixed Income
Asset Backed	—	—	11,018	—	—	—	11,018
Bank Loans	—	—	385	—	—	—	385
Corporate Bond	—	—	41,415	—	—	—	41,415
Foreign Government	—	—	55,051	—	—	—	55,051
Mortgage Backed	—	—	17,557	—	—	—	17,557
Swaptions Purchased	—	—	360	—	—	—	360
U.S. Government	—	—	8,173	—	—	—	8,173
Investments Valued at NAV[2]	2,919	—	—	—	—	—	2,919
Investment Company	1,612	—	—	—	—	—	1,612

Emerging Markets Bond
Corporate Bond	—	—	348,165	—	—	—	348,165
Foreign Government	—	—	694,371	—	—	—	694,371
Investment Company	27,108	—	—	—	—	—	27,108

Emerging Markets Local Bond
Corporate Bond	—	—	33,826	—	—	—	33,826
Foreign Government	—	—	173,695	—	—	—	173,695
Investment Company	3,254	—	—	—	—	—	3,254

Emerging Markets Corporate Bond
Bank Loans	—	—	568	—	—	—	568
Corporate Bond	—	—	36,381	—	—	—	36,381
Foreign Government	—	—	2,894	—	—	—	2,894
Mortgage Backed	—	—	1,097	—	—	—	1,097
Investment Company	2,518	—	—	—	—	—	2,518

109 Payden Mutual Funds

Notes to Financial Statements continued

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Equity Income
Corporate Bond	—	—	$ 46,801	—	—	—	$ 46,801
Common Stock	—	—	1,068,628	—	—	—	1,068,628
Master Limited Partnership	—	—	77,632	—	—	—	77,632
Preferred Stock	—	—	21,635	—	—	—	21,635
Real Estate Investment Trust	—	—	94,791	—	—	—	94,791
Investment Company	$22,543	—	—	—	—	—	22,543

PK Cash Balance Plan
Asset Backed	—	—	37,555	—	—	—	37,555
Bank Loans	—	—	10,101	—	—	—	10,101
Corporate Bond	—	—	43,167	—	—	—	43,167
Foreign Government	—	—	19,228	—	—	—	19,228
Mortgage Backed	—	—	71,776	—	—	—	71,776
U.S. Treasury	—	—	704	—	—	—	704
Options Purchased	32	—	—	—	—	—	32
Swaptions Purchased	—	—	574	—	—	—	574
Common Stock	—	—	8,195	—	—	—	8,195
Master Limited Partnership	—	—	1,495	—	—	—	1,495
Investment Company	901	—	—	—	—	—	901
1	Unfunded floating rate loan interests are valued at the unrealized appreciation/depreciation on the commitment.
2	As of July 31, 2019, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Forward currency contracts	—	—	$219	$(4)	—	—	$215

Low Duration
Futures	$ 15	—	—	—	—	—	15

U.S Government
Futures	—	$ (8)	—	—	—	—	(8)

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Core Bond
Forward currency contracts	—	—	$1,058	$(1,742)	—	—	$ (684)
Futures	$840	$(787)	—	—	—	—	53
Swaptions Written	—	—	—	(2,620)	—	—	(2,620)

Corporate Bond
Futures	553	(506)	—	—	—	—	47
Swaps	—	—	40	—	—	—	40

Strategic Income
Forward currency contracts	—	—	201	(283)	—	—	(82)
Futures	208	(160)	—	—	—	—	48
Swaptions Written	—	—	—	(575)	—	—	(575)

Absolute Return
Forward currency contracts	—	—	414	(382)	—	—	32
Futures	318	(53)	—	—	—	—	265
Swaps	—	—	483	(743)	—	—	(260)
Swaptions Written	—	—	—	(597)	—	—	(597)

Floating Rate
Swaps	—	—	—	(3)	—	—	(3)

High Income
Forward currency contracts	—	—	278	—	—	—	278
Swaps	—	—	750	(427)	—	—	323

Global Low Duration
Forward currency contracts	—	—	57	(106)	—	—	(49)
Futures	34	—	—	—	—	—	34
Swaptions Written	—	—	—	(257)	—	—	(257)

Global Fixed Income
Forward currency contracts	—	—	988	(441)	—	—	547
Futures	134	(401)	—	—	—	—	(267)
Swaptions Written	—	—	—	(360)	—	—	(360)

Emerging Markets Bond
Forward currency contracts	—	—	1,124	(1,277)	—	—	(153)
Swaps	—	—	478	—	—	—	478

111 Payden Mutual Funds

Notes to Financial Statements continued

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Emerging Markets Local Bond
Forward currency contracts	—	—	$1,080	$(886)	—	—	$ 194
Swaps	—	—	105	—	—	—	105

Emerging Markets Corporate Bond
Forward currency contracts	—	—	57	(17)	—	—	40
Swaps	—	—	25	—	—	—	25

Equity Income
Forward currency contracts	—	—	683	—	—	—	683

PK Cash Balance Plan
Forward currency contracts	—	—	240	(128)	—	—	112
Futures	$119	$(104)	—	—	—	—	15
Swaps	—	—	366	(424)	—	—	(58)
Swaptions Written	—	—	—	(575)	—	—	(575)
1

Other financial instruments are swaps, futures contracts, forward currency contracts and swaptions written. Swaps, futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument and swaptions written are valued at market value.